UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Series Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: October 1, 2018 - December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Banks - 91.9%
Bank of America Corp.	30,761	$757,951
JPMorgan Chase & Co.	7,640	745,817
Wells Fargo & Co.	16,182	745,667
Citigroup, Inc.	13,953	726,393
U.S. Bancorp	13,230	604,611
PNC Financial Services Group, Inc.	4,497	525,744
Bank of New York Mellon Corp.	10,576	497,812
BB&T Corp.	9,494	411,280
SunTrust Banks, Inc.	6,735	339,713
M&T Bank Corp.	2,239	320,468
Northern Trust Corp.	3,701	309,367
Fifth Third Bancorp	11,965	281,536
KeyCorp	18,926	279,726
First Republic Bank	3,124	271,476
Regions Financial Corp.	19,981	267,346
Citizens Financial Group, Inc.	8,940	265,786
Huntington Bancshares, Inc.	21,473	255,958
Comerica, Inc.	3,497	240,209
SVB Financial Group*	1,196	227,144
Zions Bancorp North America	4,907	199,911
ICICI Bank Ltd. ADR	18,205	187,329
HDFC Bank Ltd. ADR	1,783	184,701
Toronto-Dominion Bank	3,603	179,141
Commerce Bancshares, Inc.	3,170	178,668
HSBC Holdings plc ADR	4,340	178,417
East West Bancorp, Inc.	4,096	178,299
Popular, Inc.	3,773	178,161
Royal Bank of Canada	2,581	176,850
UBS Group AG*	13,966	172,899
Credit Suisse Group AG ADR*	15,852	172,153
Bank of Montreal	2,634	172,132
Cullen/Frost Bankers, Inc.	1,929	169,636
Bank of Nova Scotia	3,333	166,217
Canadian Imperial Bank of Commerce	2,205	164,361
BOK Financial Corp.	2,237	164,039
Signature Bank	1,587	163,159
Webster Financial Corp.	3,093	152,454
Prosperity Bancshares, Inc.	2,436	151,763
First Citizens BancShares, Inc. — Class A	400	150,820
First Horizon National Corp.	11,187	147,221
Western Alliance Bancorporation*	3,688	145,639
PacWest Bancorp	4,327	144,003
First Financial Bankshares, Inc.	2,477	142,898
CIT Group, Inc.	3,655	139,877
Synovus Financial Corp.	4,361	139,508
Wintrust Financial Corp.	2,063	137,169
Pinnacle Financial Partners, Inc.	2,927	134,935
IBERIABANK Corp.	2,073	133,252
MB Financial, Inc.	3,312	131,255
Umpqua Holdings Corp.	8,202	130,412
Associated Banc-Corp.	6,561	129,842
United Bankshares, Inc.	4,153	129,200
Bank OZK	5,655	129,104
Glacier Bancorp, Inc.	3,252	128,844
BankUnited, Inc.	4,292	128,503
TCF Financial Corp.	6,556	127,776
Hancock Whitney Corp.	3,672	127,235
FNB Corp.	12,759	125,549
UMB Financial Corp.	2,048	124,867
First Hawaiian, Inc.	5,474	123,220
CVB Financial Corp.	5,955	120,470
Home BancShares, Inc.	7,268	118,759
Cathay General Bancorp	3,500	117,355
Fulton Financial Corp.	7,581	117,354
Columbia Banking System, Inc.	3,227	117,108
BancorpSouth Bank	4,444	116,166
Texas Capital Bancshares, Inc.*	2,258	115,361
Chemical Financial Corp.	3,080	112,759
First Financial Bancorp	4,609	109,326
Old National Bancorp	7,066	108,816
Simmons First National Corp. — Class A	4,363	105,279
First Midwest Bancorp, Inc.	5,215	103,309
CenterState Bank Corp.	4,821	101,434
Trustmark Corp.	3,453	98,169
Union Bankshares Corp.	3,414	96,377
United Community Banks, Inc.	4,371	93,802
LegacyTexas Financial Group, Inc.	2,794	89,659
Hope Bancorp, Inc.	7,342	87,076
Cadence BanCorp	4,872	81,752
Total Banks		16,325,754
Savings & Loans - 2.9%
People's United Financial, Inc.	11,424	164,848
Sterling Bancorp	8,390	138,519
Investors Bancorp, Inc.	11,906	123,822
Pacific Premier Bancorp, Inc.*	3,553	90,673
Total Savings & Loans		517,862
Diversified Financial Services - 2.4%
Capital One Financial Corp.	5,628	425,420
Insurance - 2.2%
AXA Equitable Holdings, Inc.	13,058	217,155
Voya Financial, Inc.	4,439	178,181
Total Insurance		395,336
Total Common Stocks
(Cost $17,498,314)		17,664,372

	Face Amount
REPURCHASE AGREEMENTS††,1 - 2.4%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$248,028	248,028
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	103,148	103,148
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	68,765	68,765
Total Repurchase Agreements
(Cost $419,941)		419,941
Total Investments - 101.8%
(Cost $17,918,255)		$18,084,313
Other Assets & Liabilities, net - (1.8)%		(324,346)
Total Net Assets - 100.0%		$17,759,967

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,664,372	$—	$—	$17,664,372
Repurchase Agreements	—	419,941	—	419,941
Total Assets	$17,664,372	$419,941	$—	$18,084,313

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Chemicals - 46.8%
Linde plc	12,401	$1,935,052
DowDuPont, Inc.	35,599	1,903,834
Sherwin-Williams Co.	2,729	1,073,752
Air Products & Chemicals, Inc.	6,598	1,056,010
LyondellBasell Industries N.V. — Class A	12,178	1,012,722
PPG Industries, Inc.	8,750	894,512
International Flavors & Fragrances, Inc.	4,996	670,813
Celanese Corp. — Class A	6,933	623,762
Mosaic Co.	20,122	587,764
Eastman Chemical Co.	7,778	568,650
CF Industries Holdings, Inc.	12,890	560,844
FMC Corp.	7,490	553,960
Westlake Chemical Corp.	8,118	537,168
Albemarle Corp.	6,409	493,942
RPM International, Inc.	8,227	483,583
Nutrien Ltd.	8,805	413,835
Axalta Coating Systems Ltd.*	17,485	409,499
Chemours Co.	13,976	394,403
Huntsman Corp.	19,958	384,990
Ashland Global Holdings, Inc.	5,232	371,263
WR Grace & Co.	5,686	369,078
Valvoline, Inc.	17,643	341,392
Ingevity Corp.*	4,040	338,108
Olin Corp.	16,357	328,939
Platform Specialty Products Corp.*	29,825	308,092
Cabot Corp.	6,648	285,465
Balchem Corp.	3,542	277,516
Sensient Technologies Corp.	4,852	270,984
HB Fuller Co.	6,100	260,287
Methanex Corp.	5,194	250,195
Sociedad Quimica y Minera de Chile S.A. ADR[1]	6,310	241,673
GCP Applied Technologies, Inc.*	9,545	234,330
Total Chemicals		18,436,417
Mining - 16.6%
Newmont Mining Corp.	21,813	755,820
Freeport-McMoRan, Inc.	67,286	693,719
Barrick Gold Corp.	47,264	639,954
Rio Tinto plc ADR	10,595	513,646
Royal Gold, Inc.	5,181	443,753
BHP Group Ltd. ADR[1]	8,745	422,296
Alcoa Corp.*	14,499	385,383
Teck Resources Ltd. — Class B	17,367	374,085
Agnico Eagle Mines Ltd.	8,650	349,460
Wheaton Precious Metals Corp.	17,874	349,079
Randgold Resources Ltd. ADR[1]	4,166	345,666
Franco-Nevada Corp.	4,152	291,346
AngloGold Ashanti Ltd. ADR	22,231	278,999
Pan American Silver Corp.	18,369	268,187
Kaiser Aluminum Corp.	2,447	218,493
Compass Minerals International, Inc.	5,204	216,955
Total Mining		6,546,841
Packaging & Containers - 11.8%
Ball Corp.	15,168	697,425
WestRock Co.	14,269	538,798
Packaging Corporation of America	5,844	487,740
Berry Global Group, Inc.*	9,227	438,559
Sealed Air Corp.	11,610	404,492
Sonoco Products Co.	7,570	402,194
Crown Holdings, Inc.*	9,556	397,243
Bemis Company, Inc.	7,836	359,672
Graphic Packaging Holding Co.	30,445	323,935
Owens-Illinois, Inc.	17,219	296,856
Silgan Holdings, Inc.	12,032	284,196
Total Packaging & Containers		4,631,110
Iron & Steel - 9.1%
Vale S.A. ADR	72,008	949,786
Nucor Corp.	13,529	700,938
Steel Dynamics, Inc.	15,155	455,256
Reliance Steel & Aluminum Co.	5,505	391,791
ArcelorMittal	15,361	317,512
Allegheny Technologies, Inc.*	13,259	288,648
Commercial Metals Co.	14,811	237,272
Carpenter Technology Corp.	6,558	233,530
Total Iron & Steel		3,574,733
Building Materials - 6.0%
Vulcan Materials Co.	6,573	649,412
Martin Marietta Materials, Inc.	3,379	580,749
Louisiana-Pacific Corp.	14,303	317,813
Eagle Materials, Inc.	4,880	297,826
Summit Materials, Inc. — Class A*	16,890	209,436
Boise Cascade Co.	7,010	167,189
US Concrete, Inc.*	3,840	135,475
Total Building Materials		2,357,900
Commercial Services - 2.9%
Ecolab, Inc.	7,794	1,148,446
Forest Products & Paper - 2.4%
International Paper Co.	17,623	711,264
Domtar Corp.	7,311	256,836
Total Forest Products & Paper		968,100
Miscellaneous Manufacturing - 1.7%
AptarGroup, Inc.	4,554	428,395
Trinseo S.A.	5,380	246,296
Total Miscellaneous Manufacturing		674,691
Household Products & Housewares - 1.3%
Avery Dennison Corp.	5,517	495,592
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	5,310	326,353
Coal - 0.5%
Warrior Met Coal, Inc.	8,451	203,754
Total Common Stocks
(Cost $36,465,531)		39,363,937

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$211,516	$211,516
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	87,963	87,963
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	58,642	58,642
Total Repurchase Agreements
(Cost $358,121)		358,121

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	517,688	517,688
Total Securities Lending Collateral
(Cost $517,688)		517,688
Total Investments - 102.1%
(Cost $37,341,340)		$40,239,746
Other Assets & Liabilities, net - (2.1)%		(839,384)
Total Net Assets - 100.0%		$39,400,362

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR —American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,363,937	$—	$—	$39,363,937
Repurchase Agreements	—	358,121	—	358,121
Securities Lending Collateral	517,688	—	—	517,688
Total Assets	$39,881,625	$358,121	$—	$40,239,746

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 100.0%
Biotechnology - 72.3%
Amgen, Inc.	75,428	$14,683,569
Gilead Sciences, Inc.	181,739	11,367,774
Biogen, Inc.*	34,487	10,377,828
Shire plc ADR	54,319	9,453,679
Vertex Pharmaceuticals, Inc.*	52,205	8,650,891
Celgene Corp.*	133,787	8,574,409
Illumina, Inc.*	28,499	8,547,705
Regeneron Pharmaceuticals, Inc.*	22,477	8,395,159
Alexion Pharmaceuticals, Inc.*	61,132	5,951,812
BioMarin Pharmaceutical, Inc.*	60,049	5,113,172
Incyte Corp.*	75,244	4,784,766
Seattle Genetics, Inc.*	70,748	4,008,582
Alnylam Pharmaceuticals, Inc.*	50,940	3,714,035
Ionis Pharmaceuticals, Inc.*	66,758	3,608,937
Exact Sciences Corp.*	56,720	3,579,032
Exelixis, Inc.*	165,508	3,255,542
Bluebird Bio, Inc.*	30,050	2,980,960
United Therapeutics Corp.*	26,306	2,864,723
Sage Therapeutics, Inc.*	29,816	2,856,075
Loxo Oncology, Inc.*	18,908	2,648,444
FibroGen, Inc.*	56,787	2,628,102
Intercept Pharmaceuticals, Inc.*	21,829	2,200,145
Ligand Pharmaceuticals, Inc. — Class B*	16,161	2,193,048
ACADIA Pharmaceuticals, Inc.*	127,939	2,068,774
Myriad Genetics, Inc.*	66,603	1,936,149
Ultragenyx Pharmaceutical, Inc.*	44,160	1,920,077
Immunomedics, Inc.*,1	132,756	1,894,428
PTC Therapeutics, Inc.*	50,660	1,738,651
Spark Therapeutics, Inc.*	39,426	1,543,134
REGENXBIO, Inc.*	35,780	1,500,971
Medicines Co.*,1	78,326	1,499,160
Spectrum Pharmaceuticals, Inc.*	132,630	1,160,512
Total Biotechnology		147,700,245
Pharmaceuticals - 25.1%
AbbVie, Inc.	169,303	15,608,044
Sarepta Therapeutics, Inc.*	35,358	3,858,618
Neurocrine Biosciences, Inc.*	45,049	3,216,949
PRA Health Sciences, Inc.*	33,096	3,043,508
Nektar Therapeutics*	90,221	2,965,564
Jazz Pharmaceuticals plc*	23,305	2,888,888
TESARO, Inc.*	35,111	2,606,992
Alkermes plc*	78,250	2,309,157
Array BioPharma, Inc.*	157,503	2,244,418
Global Blood Therapeutics, Inc.*	49,933	2,049,750
Agios Pharmaceuticals, Inc.*	44,168	2,036,586
Heron Therapeutics, Inc.*	74,140	1,923,192
Madrigal Pharmaceuticals, Inc.*	16,060	1,810,283
Supernus Pharmaceuticals, Inc.*	52,146	1,732,290
Portola Pharmaceuticals, Inc.*	83,210	1,624,259
Clovis Oncology, Inc.*	71,560	1,285,218
Total Pharmaceuticals		51,203,716
Healthcare-Products - 1.4%
Bio-Techne Corp.	20,558	2,975,154
Healthcare-Services - 1.2%
Syneos Health, Inc.*	63,310	2,491,248
Total Common Stocks
(Cost $112,206,522)		204,370,363

RIGHTS††† - 0.0%
Clinical Data, Inc.*,2	24,000	-
Total Rights
(Cost $–)		-

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$720,374	720,374
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	299,583	299,583
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	199,722	199,722
Total Repurchase Agreements
(Cost $1,219,679)		1,219,679

	Shares
SECURITIES LENDING COLLATERAL†,4 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[5]	1,191,993	1,191,993
Total Securities Lending Collateral
(Cost $1,191,993)		1,191,993
Total Investments - 101.2%
(Cost $114,618,194)		$206,782,035
Other Assets & Liabilities, net - (1.2)%		(2,499,047)
Total Net Assets - 100.0%		$204,282,988

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2018.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$204,370,363	$—	$—		$204,370,363
Rights	—	—	—	*	—
Repurchase Agreements	—	1,219,679	—		1,219,679
Securities Lending Collateral	1,191,993	—	—		1,191,993
Total Assets	$205,562,356	$1,219,679	$—		$206,782,035

*	Includes securities with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Food - 37.4%
Mondelez International, Inc. — Class A	116,372	$4,658,371
Kraft Heinz Co.	102,354	4,405,316
Sysco Corp.	55,576	3,482,392
Hormel Foods Corp.	68,215	2,911,416
General Mills, Inc.	74,153	2,887,518
Hershey Co.	26,725	2,864,386
Kroger Co.	103,901	2,857,277
Tyson Foods, Inc. — Class A	53,434	2,853,376
Kellogg Co.	47,191	2,690,359
McCormick & Company, Inc.	18,884	2,629,408
Lamb Weston Holdings, Inc.	27,080	1,992,005
JM Smucker Co.	21,154	1,977,687
Campbell Soup Co.	54,029	1,782,417
Conagra Brands, Inc.	78,799	1,683,147
US Foods Holding Corp.*	50,630	1,601,933
Ingredion, Inc.	17,275	1,578,935
Post Holdings, Inc.*	16,590	1,478,667
Lancaster Colony Corp.	7,391	1,307,172
Flowers Foods, Inc.	65,142	1,203,173
Pilgrim's Pride Corp.*	77,390	1,200,319
Performance Food Group Co.*	35,099	1,132,645
Sprouts Farmers Market, Inc.*	45,471	1,069,023
TreeHouse Foods, Inc.*	20,152	1,021,908
Sanderson Farms, Inc.	9,404	933,723
Cal-Maine Foods, Inc.	20,501	867,192
Total Food		53,069,765
Beverages - 25.4%
Coca-Cola Co.	182,893	8,659,984
PepsiCo, Inc.	70,072	7,741,555
Keurig Dr Pepper, Inc.	144,086	3,694,365
Constellation Brands, Inc. — Class A	20,492	3,295,523
Monster Beverage Corp.*	65,770	3,237,199
Brown-Forman Corp. — Class B	62,687	2,982,647
Molson Coors Brewing Co. — Class B	38,368	2,154,747
Anheuser-Busch InBev S.A. ADR	25,128	1,653,674
Coca-Cola European Partners plc	31,794	1,457,755
Fomento Economico Mexicano SAB de CV ADR	13,093	1,126,653
Total Beverages		36,004,102
Cosmetics & Personal Care - 13.9%
Procter & Gamble Co.	99,916	9,184,279
Colgate-Palmolive Co.	72,909	4,339,543
Estee Lauder Companies, Inc. — Class A	32,681	4,251,798
Unilever N.V. — Class Y	21,306	1,146,263
Edgewell Personal Care Co.*	23,260	868,761
Total Cosmetics & Personal Care		19,790,644
Agriculture - 12.7%
Philip Morris International, Inc.	95,373	6,367,101
Altria Group, Inc.	117,853	5,820,760
Archer-Daniels-Midland Co.	71,050	2,910,919
Bunge Ltd.	30,853	1,648,784
British American Tobacco plc ADR	42,200	1,344,492
Total Agriculture		18,092,056
Household Products & Housewares - 7.0%
Kimberly-Clark Corp.	33,732	3,843,424
Clorox Co.	17,640	2,719,030
Church & Dwight Company, Inc.	37,869	2,490,265
Spectrum Brands Holdings, Inc.	21,520	909,220
Total Household Products & Housewares		9,961,939
Pharmaceuticals - 1.3%
Herbalife Nutrition Ltd.*,1	31,820	1,875,789
Retail - 0.9%
Casey's General Stores, Inc.	10,453	1,339,448
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.	22,475	1,014,746
Commercial Services - 0.5%
Medifast, Inc.	5,930	741,369
Total Common Stocks
(Cost $99,170,994)		141,889,858

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$117,540	117,540
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	48,882	48,882
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	32,588	32,588
Total Repurchase Agreements
(Cost $199,010)		199,010

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	261,539	261,539
Total Securities Lending Collateral
(Cost $261,539)		261,539
Total Investments - 100.1%
(Cost $99,631,543)		$142,350,407
Other Assets & Liabilities, net - (0.1)%		(198,635)
Total Net Assets - 100.0%		$142,151,772

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$141,889,858	$—	$—	$141,889,858
Repurchase Agreements	—	199,010	—	199,010
Securities Lending Collateral	261,539	—	—	261,539
Total Assets	$142,151,397	$199,010	$—	$142,350,407

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 69.2%
Industrial - 14.9%
Boeing Co.	9,215	$2,971,838
3M Co.	8,815	1,679,610
Caterpillar, Inc.	9,215	1,170,950
United Technologies Corp.	9,215	981,213
Total Industrial		6,803,611
Consumer, Non-cyclical - 12.8%
UnitedHealth Group, Inc.	9,015	2,245,817
Johnson & Johnson	9,215	1,189,196
Procter & Gamble Co.	9,215	847,043
Merck & Company, Inc.	9,215	704,118
Coca-Cola Co.	9,215	436,330
Pfizer, Inc.	9,215	402,234
Total Consumer, Non-cyclical		5,824,738
Financial - 12.3%
Goldman Sachs Group, Inc.	9,215	1,539,366
Visa, Inc. — Class A	9,215	1,215,827
Travelers Companies, Inc.	9,215	1,103,496
JPMorgan Chase & Co.	9,215	899,568
American Express Co.	9,215	878,374
Total Financial		5,636,631
Consumer, Cyclical - 11.8%
McDonald's Corp.	9,215	1,636,308
Home Depot, Inc.	9,215	1,583,321
Walmart, Inc.	9,215	858,377
NIKE, Inc. — Class B	9,215	683,200
Walgreens Boots Alliance, Inc.	9,215	629,661
Total Consumer, Cyclical		5,390,867
Technology - 8.5%
Apple, Inc.	9,215	1,453,574
International Business Machines Corp.	9,215	1,047,469
Microsoft Corp.	9,215	935,968
Intel Corp.	9,215	432,460
Total Technology		3,869,471
Communications - 4.2%
Walt Disney Co.	9,215	1,010,425
Verizon Communications, Inc.	9,215	518,067
Cisco Systems, Inc.	9,215	399,286
Total Communications		1,927,778
Energy - 3.6%
Chevron Corp.	9,215	1,002,500
Exxon Mobil Corp.	9,215	628,371
Total Energy		1,630,871
Basic Materials - 1.1%
DowDuPont, Inc.	9,215	492,818
Total Common Stocks
(Cost $27,071,686)		31,576,785

MUTUAL FUNDS† - 16.6%
Guggenheim Strategy Fund II1	190,350	4,724,494
Guggenheim Ultra Short Duration Fund[1,2]	285,148	2,840,075
Total Mutual Funds
(Cost $7,585,495)		7,564,569

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 6.6%
Federal Home Loan Bank
2.15% due 01/02/19[3,4]	$3,000,000	2,999,821
Total Federal Agency Discount Notes
(Cost $2,999,821)		2,999,821

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
2.21% due 01/08/19[4,5]	322,000	321,879
2.35% due 03/14/19[4,6]	142,000	141,333
Total U.S. Treasury Bills
(Cost $463,182)		463,212

REPURCHASE AGREEMENTS††,7 - 3.9%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[6]	1,038,849	1,038,849
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[6]	432,027	432,027
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[6]	288,018	288,018
Total Repurchase Agreements
(Cost $1,758,894)		1,758,894
Total Investments - 97.3%
(Cost $39,879,078)		$44,363,281
Other Assets & Liabilities, net - 2.7%		1,245,605
Total Net Assets - 100.0%		$45,608,886

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	39	Mar 2019	$4,545,450	$(249,311)

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	3.02%	At Maturity	01/29/19	354	$8,249,628	$58,176
Barclays Bank plc	Dow Jones Industrial Average Index	2.92%	At Maturity	01/31/19	57	1,340,445	10,839
						$9,590,073	$69,015

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[7]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,576,785	$—	$—	$31,576,785
Mutual Funds	7,564,569	—	—	7,564,569
Federal Agency Discount Notes	—	2,999,821	—	2,999,821
U.S. Treasury Bills	—	463,212	—	463,212
Repurchase Agreements	—	1,758,894	—	1,758,894
Equity Index Swap Agreements**	—	69,015	—	69,015
Total Assets	$39,141,354	$5,290,942	$—	$44,432,296

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$249,311	$—	$—	$249,311

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$4,560,661	$200,000	$–	$–	$(36,167)	$4,724,494	190,350	$111,663	$2,537
Guggenheim Ultra Short Duration Fund[1]	1,254,396	4,300,000	(2,700,000)	319	(14,640)	2,840,075	285,148	64,014	2,070
	$5,815,057	$4,500,000	$(2,700,000)	$319	$(50,807)	$7,564,569		$175,677	$4,607

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 94.0%
Intel Corp.	22,828	$1,071,318
Broadcom, Inc.	3,077	782,420
Texas Instruments, Inc.	7,605	718,673
NVIDIA Corp.	4,948	660,558
QUALCOMM, Inc.	10,740	611,213
Micron Technology, Inc.*	14,368	455,897
Analog Devices, Inc.	4,974	426,918
Applied Materials, Inc.	13,005	425,784
Lam Research Corp.	2,566	349,412
Xilinx, Inc.	4,044	344,427
NXP Semiconductor N.V.	4,627	339,067
Advanced Micro Devices, Inc.*	17,500	323,050
Microchip Technology, Inc.	4,382	315,153
Maxim Integrated Products, Inc.	5,645	287,048
KLA-Tencor Corp.	3,109	278,224
Skyworks Solutions, Inc.	3,848	257,893
Marvell Technology Group Ltd.	15,723	254,555
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,364	234,895
Qorvo, Inc.*	3,368	204,539
ON Semiconductor Corp.*	12,043	198,830
Integrated Device Technology, Inc.*	3,798	183,937
ASML Holding N.V. — Class G	1,162	180,830
Teradyne, Inc.	5,720	179,494
Monolithic Power Systems, Inc.	1,423	165,424
Cypress Semiconductor Corp.	12,505	159,064
Entegris, Inc.	5,574	155,487
Cree, Inc.*	3,601	154,033
Mellanox Technologies Ltd.*	1,560	144,113
STMicroelectronics N.V. — Class Y	10,310	143,103
Kulicke & Soffa Industries, Inc.	6,964	141,160
MKS Instruments, Inc.	2,172	140,333
Silicon Laboratories, Inc.*	1,769	139,415
Silicon Motion Technology Corp. ADR	3,910	134,895
Semtech Corp.*	2,884	132,289
Cabot Microelectronics Corp.	1,338	127,578
Brooks Automation, Inc.	4,009	104,956
Cirrus Logic, Inc.*	3,101	102,891
Power Integrations, Inc.	1,651	100,678
Diodes, Inc.*	2,973	95,909
Inphi Corp.*	2,724	87,577
Synaptics, Inc.*	2,282	84,913
MACOM Technology Solutions Holdings, Inc.*	4,992	72,434
Nanometrics, Inc.*	2,253	61,574
Total Semiconductors		11,531,961
Energy-Alternate Sources - 2.4%
First Solar, Inc.*	3,640	154,536
SolarEdge Technologies, Inc.*,1	4,030	141,453
Total Energy-Alternate Sources		295,989
Electrical Components & Equipment - 1.3%
Universal Display Corp.	1,670	156,262
Electronics - 0.8%
Advanced Energy Industries, Inc.*	2,276	97,709
Miscellaneous Manufacturing - 0.6%
Ambarella, Inc.*	2,192	76,676
Machinery-Diversified - 0.4%
Ichor Holdings Ltd.*	2,868	46,748
Total Common Stocks
(Cost $9,577,154)		12,205,345

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$30,837	30,837
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	12,824	12,824
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	8,550	8,550
Total Repurchase Agreements
(Cost $52,211)		52,211

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	95,689	95,689
Total Securities Lending Collateral
(Cost $95,689)		95,689
Total Investments - 100.7%
(Cost $9,725,054)		$12,353,245
Other Assets & Liabilities, net - (0.7)%		(89,648)
Total Net Assets - 100.0%		$12,263,597

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,205,345	$—	$—	$12,205,345
Repurchase Agreements	—	52,211	—	52,211
Securities Lending Collateral	95,689	—	—	95,689
Total Assets	$12,301,034	$52,211	$—	$12,353,245

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 45.7%
Communications - 17.4%
Alibaba Group Holding Ltd. ADR*	2,928	$401,341
China Mobile Ltd. ADR	2,498	119,904
Baidu, Inc. ADR*	628	99,601
JD.com, Inc. ADR*	1,850	38,720
America Movil SAB de CV — Class L ADR	2,637	37,577
Chunghwa Telecom Company Ltd. ADR	859	30,744
Telekomunikasi Indonesia Persero Tbk PT ADR	1,097	28,752
Ctrip.com International Ltd. ADR*	862	23,326
SK Telecom Company Ltd. ADR	804	21,547
China Telecom Corporation Ltd. ADR	314	15,929
China Unicom Hong Kong Ltd. ADR	1,313	13,997
Grupo Televisa SAB ADR	988	12,429
Telefonica Brasil S.A. ADR	936	11,167
58.com, Inc. ADR*	203	11,004
Autohome, Inc. ADR*	125	9,779
Total Communications		875,817
Technology - 9.1%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,435	311,336
Infosys Ltd. ADR	8,585	81,729
NetEase, Inc. ADR	166	39,071
ASE Technology Holding Company Ltd. ADR*	3,416	12,810
Wipro Ltd. ADR	2,452	12,579
Total Technology		457,525
Financial - 8.3%
HDFC Bank Ltd. ADR	1,514	156,835
Banco Bradesco S.A. ADR	7,590	75,065
Shinhan Financial Group Company Ltd. ADR	1,071	38,010
KB Financial Group, Inc. ADR	897	37,656
ICICI Bank Ltd. ADR	3,550	36,530
China Life Insurance Company Ltd. ADR	3,362	35,267
Woori Bank ADR	387	16,300
Banco Santander Chile ADR	351	10,495
Bancolombia S.A. ADR	255	9,716
Total Financial		415,874
Basic Materials - 3.8%
Vale S.A. ADR	7,044	92,910
POSCO ADR	725	39,832
Sasol Ltd. ADR	1,281	37,520
AngloGold Ashanti Ltd. ADR	932	11,697
Suzano Papel e Celulose S.A. ADR[1]	550	10,890
Total Basic Materials		192,849
Energy - 3.8%
CNOOC Ltd. ADR	363	55,339
Petroleo Brasileiro S.A. ADR	3,363	43,753
China Petroleum & Chemical Corp. ADR	576	40,666
PetroChina Company Ltd. ADR	477	29,359
Ultrapar Participacoes S.A. ADR	980	13,269
Ecopetrol S.A. ADR	557	8,845
Total Energy		191,231
Consumer, Non-cyclical - 2.2%
Ambev S.A. ADR	9,945	38,984
Fomento Economico Mexicano SAB de CV ADR	420	36,141
TAL Education Group ADR*	803	21,424
BeiGene Ltd. ADR*	87	12,203
Total Consumer, Non-cyclical		108,752
Industrial - 0.6%
Cemex SAB de CV ADR*	3,420	16,485
ZTO Express Cayman, Inc. ADR	839	13,281
Total Industrial		29,766
Utilities - 0.5%
Korea Electric Power Corp. ADR	1,160	17,110
Enel Americas S.A. ADR	1,246	11,115
Total Utilities		28,225
Total Common Stocks
(Cost $2,142,773)		2,300,039

PREFERRED STOCKS† - 3.1%
Financial - 2.0%
Itau Unibanco Holding S.A. ADR	10,947	100,056
Energy - 1.1%
Petroleo Brasileiro S.A. ADR[1]	4,936	57,208
Total Preferred Stocks
(Cost $112,889)		157,264

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 19.9%
Federal Home Loan Bank
2.15% due 01/02/19[2,3]	$1,000,000	999,940
Total Federal Agency Discount Notes
(Cost $999,940)		999,940

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
2.21% due 01/08/19[3,4]	11,000	10,996
Total U.S. Treasury Bills
(Cost $10,995)		10,996

REPURCHASE AGREEMENTS††,5 - 30.8%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[6]	913,925	913,925
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[6]	380,075	380,075
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[6]	253,384	253,384
Total Repurchase Agreements
(Cost $1,547,384)		1,547,384

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	18,988	$18,988
Total Securities Lending Collateral
(Cost $18,988)		18,988
Total Investments - 100.1%
(Cost $4,832,969)		$5,034,611
Other Assets & Liabilities, net - (0.1)%		(7,232)
Total Net Assets - 100.0%		$5,027,379

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
MSCI EAFE Index Mini Futures Contracts	5	Mar 2019	$241,725	$(58)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[9]	2.97%	At Maturity	01/28/19	1,731	$4,011,547	$15,408
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[9]	3.02%	At Maturity	01/29/19	1,460	3,383,579	2,512
						$7,395,126	$17,920

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2018.
[9]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,300,039	$—	$—	$2,300,039
Preferred Stocks	157,264	—	—	157,264
Federal Agency Discount Notes	—	999,940	—	999,940
U.S. Treasury Bills	—	10,996	—	10,996

Repurchase Agreements	—	1,547,384	—	1,547,384
Securities Lending Collateral	18,988	—	—	18,988
Equity Index Swap Agreements**	—	17,920	—	17,920
Total Assets	$2,476,291	$2,576,240	$—	$5,052,531

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$58	$—	$—	$58

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
2.20% due 01/08/19[1,2]	$2,000	$1,999
Total U.S. Treasury Bills
(Cost $1,999)		1,999

REPURCHASE AGREEMENTS††,3 - 81.0%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[4]	965,899	965,899
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[4]	401,690	401,690
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[4]	267,793	267,793
Total Repurchase Agreements
(Cost $1,635,382)		1,635,382
Total Investments - 81.1%
(Cost $1,637,381)		$1,637,381
Other Assets & Liabilities, net - 18.9%		381,276
Total Net Assets - 100.0%		$2,018,657

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	5	Mar 2019	$609,922	$9,484
U.S. Treasury 5 Year Note Futures Contracts	6	Mar 2019	688,031	6,904
			$1,297,953	$16,388

Centrally Cleared Credit Default Swap Agreements Protection Sold††,5
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.EM-30 Index	1.00%	Quarterly	12/20/23	$1,850,000	$(86,701)	$(81,138)	$(5,563)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Swap Agreements††
Goldman Sachs International	iShares JP Morgan USD Emerging Markets Bond ETF Swap[6]	2.86%	At Maturity	01/25/19	6,162	$639,246	$4,374
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt Portfolio ETF Swap[7]	2.96%	At Maturity	01/25/19	7,927	209,431	2,220
						$848,677	$6,594

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as credit index swap collateral at December 31, 2018.
[5]	Credit Default Swaps – See Note 2
[6]	Total Return based on iShares JPMorgan USD Emerging Markets Bond ETF +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2018.
[7]	Total Return based on Invesco Emerging Markets Sovereign Debt Portfolio +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2018.

CDX.EM-30 Index — Credit Default Swap Emerging Markets Series 30 Index

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$1,999	$—	$1,999
Repurchase Agreements	—	1,635,382	—	1,635,382
Interest Rate Futures Contracts**	16,388	—	—	16,388
Credit Index Swap Agreements**	—	6,594	—	6,594
Total Assets	$16,388	$1,643,975	$—	$1,660,363

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$5,563	$—	$5,563

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.1%
Oil & Gas - 71.5%
Exxon Mobil Corp.	36,980	$2,521,666
Chevron Corp.	20,027	2,178,737
ConocoPhillips	20,607	1,284,846
EOG Resources, Inc.	11,725	1,022,537
Occidental Petroleum Corp.	16,508	1,013,261
Phillips 66	10,871	936,537
Marathon Petroleum Corp.	15,827	933,951
Valero Energy Corp.	11,382	853,309
Pioneer Natural Resources Co.	5,298	696,793
Anadarko Petroleum Corp.	15,848	694,776
Concho Resources, Inc.*	6,646	683,142
Continental Resources, Inc.*	14,755	593,003
Diamondback Energy, Inc.	6,165	571,495
Petroleo Brasileiro S.A. ADR	40,758	530,262
Marathon Oil Corp.	36,469	522,965
BP plc ADR	13,726	520,490
Hess Corp.	12,046	487,863
Devon Energy Corp.	21,104	475,684
Cabot Oil & Gas Corp. — Class A	20,278	453,213
Apache Corp.	17,106	449,032
Noble Energy, Inc.	23,330	437,671
HollyFrontier Corp.	8,489	433,958
Royal Dutch Shell plc — Class A ADR	6,536	380,853
Suncor Energy, Inc.	13,014	364,002
Cimarex Energy Co.	5,835	359,728
Parsley Energy, Inc. — Class A*	21,003	335,628
WPX Energy, Inc.*	29,536	335,234
Helmerich & Payne, Inc.	6,964	333,854
Equities Corp.	16,984	320,828
Canadian Natural Resources Ltd.	13,000	313,690
PBF Energy, Inc. — Class A	8,962	292,789
Murphy Oil Corp.	12,416	290,410
CVR Energy, Inc.	8,337	287,460
Centennial Resource Development, Inc. — Class A*	23,961	264,050
Newfield Exploration Co.*	17,669	259,028
Antero Resources Corp.*	26,546	249,267
Delek US Holdings, Inc.	6,927	225,197
CNX Resources Corp.*	19,392	221,457
Patterson-UTI Energy, Inc.	21,166	219,068
Whiting Petroleum Corp.*	9,629	218,482
Range Resources Corp.	22,586	216,148
PDC Energy, Inc.*	7,048	209,748
SM Energy Co.	12,895	199,615
WildHorse Resource Development Corp.*	12,890	181,878
Ecopetrol S.A. ADR	10,640	168,963
Carrizo Oil & Gas, Inc.*	13,010	146,883
California Resources Corp.*	7,979	135,962
Total Oil & Gas		24,825,413
Pipelines - 13.3%
Kinder Morgan, Inc.	56,179	864,033
Williams Companies, Inc.	34,673	764,540
ONEOK, Inc.	12,769	688,887
Cheniere Energy, Inc.*	9,624	569,645
Targa Resources Corp.	11,493	413,978
Enbridge, Inc.	11,105	345,143
Equitrans Midstream Corp.*	16,739	335,115
Plains GP Holdings, LP — Class A*	12,879	258,868
TransCanada Corp.	6,126	218,698
SemGroup Corp. — Class A	10,741	148,011
Total Pipelines		4,606,918
Oil & Gas Services - 11.8%
Schlumberger Ltd.	28,963	1,044,985
Halliburton Co.	26,728	710,430
Baker Hughes a GE Co.	32,677	702,555
National Oilwell Varco, Inc.	17,941	461,084
TechnipFMC plc	16,727	327,515
RPC, Inc.	21,162	208,869
Core Laboratories N.V.	3,473	207,199
ProPetro Holding Corp.*	12,309	151,647
Oceaneering International, Inc.*	12,438	150,500
US Silica Holdings, Inc.[1]	12,280	125,010
Total Oil & Gas Services		4,089,794
Coal - 0.8%
Peabody Energy Corp.	9,007	274,534
Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	10,460	223,007
Transportation - 0.6%
Golar LNG Ltd.	10,100	219,776
Energy-Alternate Sources - 0.5%
Renewable Energy Group, Inc.*	5,683	146,053
Green Plains, Inc.	3,466	45,439
Total Energy-Alternate Sources		191,492
Total Common Stocks
(Cost $38,475,541)		34,430,934

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$124,756	124,756
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	51,883	51,883
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	34,588	34,588
Total Repurchase Agreements
(Cost $211,227)		211,227

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	88,218	88,218
Total Securities Lending Collateral
(Cost $88,218)		88,218
Total Investments - 100.0%
(Cost $38,774,986)		$34,730,379
Other Assets & Liabilities, net - 0.0%		2,996
Total Net Assets - 100.0%		$34,733,375

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,430,934	$—	$—	$34,430,934
Repurchase Agreements	—	211,227	—	211,227
Securities Lending Collateral	88,218	—	—	88,218
Total Assets	$34,519,152	$211,227	$—	$34,730,379

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Services - 76.5%
Schlumberger Ltd.	31,005	$1,118,660
Halliburton Co.	29,585	786,369
Baker Hughes a GE Co.	36,022	774,473
National Oilwell Varco, Inc.	19,554	502,538
TechnipFMC plc	17,004	332,938
RPC, Inc.	25,066	247,401
Core Laboratories N.V.	4,107	245,024
Apergy Corp.*	8,945	242,231
Liberty Oilfield Services, Inc. — Class A	15,690	203,186
McDermott International, Inc.*	29,338	191,871
Dril-Quip, Inc.*	6,094	183,003
ProPetro Holding Corp.*	14,582	179,650
Oceaneering International, Inc.*	14,731	178,245
Archrock, Inc.	22,212	166,368
C&J Energy Services, Inc.*	12,248	165,348
Oil States International, Inc.*	11,276	161,021
Keane Group, Inc.*	19,638	160,639
US Silica Holdings, Inc.[1]	14,547	148,088
Total Oil & Gas Services		5,987,053
Oil & Gas - 16.5%
Helmerich & Payne, Inc.	7,519	360,461
Transocean Ltd.*	46,243	320,926
Patterson-UTI Energy, Inc.	25,097	259,754
Diamond Offshore Drilling, Inc.*	21,157	199,722
Mammoth Energy Services, Inc.	8,570	154,089
Total Oil & Gas		1,294,952
Metal Fabricate & Hardware - 3.3%
Tenaris S.A. ADR	12,158	259,208
Machinery-Diversified - 3.3%
Cactus, Inc. — Class A*	9,319	255,434
Total Common Stocks
(Cost $8,546,675)		7,796,647

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$33,724	33,724
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	14,025	14,025
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	9,350	9,350
Total Repurchase Agreements
(Cost $57,099)		57,099

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	80,707	80,707
Total Securities Lending Collateral
(Cost $80,707)		80,707
Total Investments - 101.3%
(Cost $8,684,481)		$7,934,453
Other Assets & Liabilities, net - (1.3)%		(105,119)
Total Net Assets - 100.0%		$7,829,334

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,796,647	$—	$—	$7,796,647
Repurchase Agreements	—	57,099	—	57,099
Securities Lending Collateral	80,707	—	—	80,707
Total Assets	$7,877,354	$57,099	$—	$7,934,453

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 60.0%
Consumer, Non-cyclical - 26.1%
Nestle S.A. ADR	1,526	$123,545
Novartis AG ADR	1,296	111,210
Roche Holding AG ADR	2,583	80,279
Diageo plc ADR	334	47,361
Novo Nordisk A/S ADR	914	42,108
Unilever N.V. — Class Y	767	41,264
Anheuser-Busch InBev S.A. ADR	597	39,289
AstraZeneca plc ADR	1,014	38,512
British American Tobacco plc ADR	1,090	34,727
Sanofi ADR	636	27,609
Unilever plc ADR	496	25,916
GlaxoSmithKline plc ADR	656	25,066
Bayer AG ADR	1,390	24,422
L'Oreal S.A. ADR	330	15,068
Reckitt Benckiser Group plc ADR	993	15,024
Total Consumer, Non-cyclical		691,400
Financial - 11.3%
HSBC Holdings plc ADR	2,163	88,921
Allianz SE ADR	1,861	37,480
Prudential plc ADR	1,005	35,547
Intesa Sanpaolo SpA ADR	1,598	21,445
Zurich Insurance Group AG ADR	662	19,731
Banco Santander S.A. ADR	4,260	19,085
BNP Paribas S.A. ADR	624	14,065
ING Groep N.V. ADR	1,286	13,709
UBS Group AG*	1,058	13,098
Lloyds Banking Group plc ADR	5,010	12,826
AXA S.A. ADR	579	12,385
Banco Bilbao Vizcaya Argentaria S.A. ADR	1,946	10,294
Total Financial		298,586
Energy - 7.6%
Royal Dutch Shell plc — Class A ADR	1,265	73,711
BP plc ADR	1,860	70,531
Total S.A. ADR	881	45,971
Eni SpA ADR	360	11,340
Total Energy		201,553
Basic Materials - 5.2%
Linde plc	341	53,210
Rio Tinto plc ADR	663	32,142
BASF SE ADR	1,519	26,719
Air Liquide S.A. ADR	585	14,432
Glencore plc ADR[1]	1,701	12,315
Total Basic Materials		138,818
Industrial - 3.6%
ABB Ltd. ADR	1,193	22,679
Siemens AG ADR	400	22,432
Airbus SE ADR	614	14,601
Vinci S.A. ADR	620	12,716
Safran S.A. ADR	411	12,285
Schneider Electric SE ADR	777	10,505
Total Industrial		95,218
Technology - 2.6%
ASML Holding N.V. — Class G	274	42,640
SAP SE ADR	254	25,286
Total Technology		67,926
Communications - 1.8%
Vodafone Group plc ADR	1,166	22,481
Deutsche Telekom AG ADR	880	14,942
Telefonica S.A. ADR	1,330	11,252
Total Communications		48,675
Consumer, Cyclical - 1.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	347	20,285
Daimler AG ADR	990	12,979
Total Consumer, Cyclical		33,264
Utilities - 0.5%
National Grid plc ADR	301	14,442
Total Common Stocks
(Cost $1,555,411)		1,589,882

MUTUAL FUNDS† - 30.5%
Guggenheim Strategy Fund II2	22,285	553,120
Guggenheim Ultra Short Duration Fund[2,3]	25,529	254,270
Total Mutual Funds
(Cost $811,921)		807,390

	Face Amount
U.S. TREASURY BILLS†† - 6.5%
U.S. Treasury Bills
2.21% due 01/08/19[4,5]	$173,000	172,935
Total U.S. Treasury Bills
(Cost $172,923)		172,935

REPURCHASE AGREEMENTS††,6 - 2.1%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	32,175	32,175
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	13,381	13,381
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	8,920	8,920
Total Repurchase Agreements
(Cost $54,476)		54,476

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	4,841	4,841
Total Securities Lending Collateral
(Cost $4,841)		4,841
Total Investments - 99.3%
(Cost $2,599,572)		$2,629,524
Other Assets & Liabilities, net - 0.7%		17,545
Total Net Assets - 100.0%		$2,647,069

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	11	Mar 2019	$1,585,306	$7,660

Equity Futures Contracts Purchased††
STOXX 50 Index Futures Contracts	49	Mar 2019	1,544,559	(8,999)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,589,882	$—	$—	$1,589,882
Mutual Funds	807,390	—	—	807,390
U.S. Treasury Bills	—	172,935	—	172,935
Repurchase Agreements	—	54,476	—	54,476
Securities Lending Collateral	4,841	—	—	4,841
Currency Futures Contracts**	7,660	—	—	7,660
Total Assets	$2,409,773	$227,411	$—	$2,637,184

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$—	$8,999	$—	$8,999

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$308,077	$1,400,000	$(1,150,000)	$(1,182)	$(3,775)	$553,120	22,285	$15,406	$324
Guggenheim Ultra Short Duration Fund[1]	306,764	1,700,000	(1,750,000)	(1,345)	(1,149)	254,270	25,529	12,300	295
	$614,841	$3,100,000	$(2,900,000)	$(2,527)	$(4,924)	$807,390		$27,706	$619

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.4%
Banks - 30.4%
JPMorgan Chase & Co.	4,371	$426,697
Bank of America Corp.	15,018	370,044
Wells Fargo & Co.	7,552	347,996
Citigroup, Inc.	5,067	263,788
U.S. Bancorp	4,420	201,994
Morgan Stanley	4,907	194,563
Goldman Sachs Group, Inc.	1,117	186,595
PNC Financial Services Group, Inc.	1,501	175,482
Bank of New York Mellon Corp.	3,534	166,345
BB&T Corp.	3,167	137,194
State Street Corp.	1,900	119,833
SunTrust Banks, Inc.	2,257	113,843
M&T Bank Corp.	748	107,061
Northern Trust Corp.	1,238	103,484
Fifth Third Bancorp	3,997	94,049
KeyCorp	6,317	93,365
First Republic Bank	1,052	91,419
Regions Financial Corp.	6,671	89,258
Citizens Financial Group, Inc.	2,993	88,982
Huntington Bancshares, Inc.	7,161	85,359
ICICI Bank Ltd. ADR	7,966	81,970
HDFC Bank Ltd. ADR	780	80,800
Comerica, Inc.	1,168	80,230
Toronto-Dominion Bank	1,573	78,210
Popular, Inc.	1,630	76,969
Royal Bank of Canada	1,120	76,742
SVB Financial Group*	397	75,398
Zions Bancorp North America	1,636	66,651
Commerce Bancshares, Inc.	1,056	59,507
East West Bancorp, Inc.	1,362	59,288
Signature Bank	524	53,872
First Horizon National Corp.	3,713	48,863
PacWest Bancorp	1,431	47,624
Synovus Financial Corp.	1,446	46,258
Wintrust Financial Corp.	683	45,413
Pinnacle Financial Partners, Inc.	974	44,901
IBERIABANK Corp.	683	43,903
MB Financial, Inc.	1,100	43,593
Umpqua Holdings Corp.	2,723	43,296
Associated Banc-Corp.	2,178	43,103
Bank OZK	1,878	42,875
Hancock Whitney Corp.	1,214	42,065
First Hawaiian, Inc.	1,817	40,901
Texas Capital Bancshares, Inc.*	746	38,113
Total Banks		4,817,896
REITS - 27.7%
American Tower Corp. — Class A	1,229	194,420
Simon Property Group, Inc.	1,014	170,342
Crown Castle International Corp.	1,460	158,600
Prologis, Inc.	2,413	141,691
Public Storage	692	140,068
Equinix, Inc.	354	124,806
Welltower, Inc.	1,718	119,246
Equity Residential	1,742	114,989
AvalonBay Communities, Inc.	657	114,351
Digital Realty Trust, Inc.	1,055	112,410
Ventas, Inc.	1,805	105,755
Realty Income Corp.	1,595	100,549
SBA Communications Corp.*	621	100,534
Boston Properties, Inc.	870	97,918
Weyerhaeuser Co.	4,302	94,042
Essex Property Trust, Inc.	380	93,180
HCP, Inc.	3,067	85,661
Annaly Capital Management, Inc.	8,472	83,195
Host Hotels & Resorts, Inc.	4,942	82,383
Alexandria Real Estate Equities, Inc.	705	81,244
Vornado Realty Trust	1,298	80,515
Extra Space Storage, Inc.	866	78,356
Mid-America Apartment Communities, Inc.	802	76,751
UDR, Inc.	1,935	76,665
Regency Centers Corp.	1,288	75,580
Invitation Homes, Inc.	3,753	75,360
Iron Mountain, Inc.	2,207	71,529
AGNC Investment Corp.	4,050	71,037
Duke Realty Corp.	2,716	70,344
Federal Realty Investment Trust	588	69,408
Camden Property Trust	754	66,390
National Retail Properties, Inc.	1,330	64,518
Lamar Advertising Co. — Class A	925	63,991
VICI Properties, Inc.	3,400	63,852
Omega Healthcare Investors, Inc.	1,749	61,477
Gaming and Leisure Properties, Inc.	1,888	61,001
Apartment Investment & Management Co. — Class A	1,383	60,686
SL Green Realty Corp.	767	60,654
Macerich Co.	1,397	60,462
Kilroy Realty Corp.	942	59,233
Kimco Realty Corp.	4,035	59,113
Liberty Property Trust	1,377	57,669
American Homes 4 Rent — Class A	2,871	56,989
Douglas Emmett, Inc.	1,660	56,656
STORE Capital Corp.	1,990	56,337
CyrusOne, Inc.	1,014	53,620
CubeSmart	1,855	53,220
Park Hotels & Resorts, Inc.	2,019	52,454
New Residential Investment Corp.	3,630	51,582
Brixmor Property Group, Inc.	3,348	49,182
Sabra Health Care REIT, Inc.	2,397	39,503
Uniti Group, Inc.	2,531	39,408
Senior Housing Properties Trust	3,337	39,110
PotlatchDeltic Corp.	1,042	32,969
Total REITS		4,381,005
Insurance - 19.7%
Berkshire Hathaway, Inc. — Class B*	2,669	544,956
MetLife, Inc.	3,708	152,250
Marsh & McLennan Companies, Inc.	1,884	150,249
American International Group, Inc.	3,638	143,374
Aflac, Inc.	3,098	141,145
Progressive Corp.	2,318	139,845

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Insurance - 19.7% (continued)
Chubb Ltd.	1,077	$139,127
Prudential Financial, Inc.	1,684	137,330
Travelers Companies, Inc.	1,124	134,599
Allstate Corp.	1,536	126,920
Willis Towers Watson plc	692	105,087
Hartford Financial Services Group, Inc.	2,179	96,856
Aon plc	622	90,414
Loews Corp.	1,982	90,221
Arthur J Gallagher & Co.	1,193	87,924
Arch Capital Group Ltd.*	3,204	85,611
Cincinnati Financial Corp.	1,105	85,549
Principal Financial Group, Inc.	1,914	84,541
Lincoln National Corp.	1,529	78,453
Everest Re Group Ltd.	355	77,305
AXA Equitable Holdings, Inc.	4,333	72,058
Fidelity National Financial, Inc.	2,260	71,054
Athene Holding Ltd. — Class A*	1,596	63,569
Unum Group	2,065	60,670
Voya Financial, Inc.	1,470	59,006
Assurant, Inc.	632	56,526
Brighthouse Financial, Inc.*	1,425	43,434
Total Insurance		3,118,073
Diversified Financial Services - 16.0%
American Express Co.	2,183	208,084
CME Group, Inc. — Class A	1,059	199,219
BlackRock, Inc. — Class A	481	188,946
Charles Schwab Corp.	4,345	180,448
Intercontinental Exchange, Inc.	2,091	157,515
Capital One Financial Corp.	1,880	142,109
TD Ameritrade Holding Corp.	2,569	125,778
T. Rowe Price Group, Inc.	1,224	113,000
Interactive Brokers Group, Inc. — Class A	2,027	110,776
Discover Financial Services	1,793	105,751
Synchrony Financial	4,145	97,242
Franklin Resources, Inc.	3,127	92,747
Ameriprise Financial, Inc.	850	88,714
Nasdaq, Inc.	1,059	86,383
E*TRADE Financial Corp.	1,814	79,598
Raymond James Financial, Inc.	1,052	78,279
Cboe Global Markets, Inc.	800	78,264
Ally Financial, Inc.	3,150	71,379
SEI Investments Co.	1,353	62,509
Invesco Ltd.	3,702	61,971
Jefferies Financial Group, Inc.	3,251	56,437
Affiliated Managers Group, Inc.	558	54,372
LPL Financial Holdings, Inc.	875	53,445
LendingTree, Inc.*	175	38,425
Total Diversified Financial Services		2,531,391
Commercial Services - 2.2%
S&P Global, Inc.	918	156,005
Moody's Corp.	874	122,395
MarketAxess Holdings, Inc.	313	66,140
Total Commercial Services		344,540
Savings & Loans - 0.9%
People's United Financial, Inc.	3,819	55,108
Sterling Bancorp	2,788	46,030
Investors Bancorp, Inc.	3,948	41,059
Total Savings & Loans		142,197
Private Equity - 0.6%
KKR & Company, Inc. — Class A	4,951	97,188
Software - 0.5%
MSCI, Inc. — Class A	591	87,131
Media - 0.4%
FactSet Research Systems, Inc.	326	65,242
Total Common Stocks
(Cost $12,859,720)		15,584,663

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$64,304	64,304
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	26,742	26,742
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	17,828	17,828
Total Repurchase Agreements
(Cost $108,874)		108,874
Total Investments - 99.1%
(Cost $12,968,594)		$15,693,537
Other Assets & Liabilities, net - 0.9%		141,917
Total Net Assets - 100.0%		$15,835,454

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR —American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,584,663	$—	$—	$15,584,663
Repurchase Agreements	—	108,874	—	108,874
Total Assets	$15,584,663	$108,874	$—	$15,693,537

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 13.0%
Guggenheim Strategy Fund II1	415,114	$10,303,140
Guggenheim Ultra Short Duration Fund[1,2]	954,890	9,510,705
Total Mutual Funds
(Cost $19,893,714)		19,813,845

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 79.9%
U.S. Treasury Bonds
3.38% due 11/15/48	$113,900,000	121,837,406
Total U.S. Government Securities
(Cost $116,009,602)		121,837,406

FEDERAL AGENCY DISCOUNT NOTES†† - 18.4%
Federal Home Loan Bank[3]
0.82% due 01/02/19[4]	25,000,000	24,998,576
2.15% due 01/02/19[4]	3,000,000	2,999,821
Total Federal Agency Discount Notes
(Cost $27,998,397)		27,998,397

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
2.21% due 01/08/19[4,5]	1,926,000	1,925,279
Total U.S. Treasury Bills
(Cost $1,925,144)		1,925,279

REPURCHASE AGREEMENTS††,6 - 0.4%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	363,150	363,150
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	151,024	151,024
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	100,683	100,683
Total Repurchase Agreements
(Cost $614,857)		614,857
Total Investments - 112.9%
(Cost $166,441,714)		$172,189,784
Other Assets & Liabilities, net - (12.9)%		(19,739,762)
Total Net Assets - 100.0%		$152,450,022

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	416	Mar 2019	$66,807,000	$3,353,755

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$19,813,845	$—	$—	$19,813,845
U.S. Government Securities	—	121,837,406	—	121,837,406
Federal Agency Discount Notes	—	27,998,397	—	27,998,397
U.S. Treasury Bills	—	1,925,279	—	1,925,279
Repurchase Agreements	—	614,857	—	614,857
Interest Rate Futures Contracts**	3,353,755	—	—	3,353,755
Total Assets	$23,167,600	$152,375,939	$—	$175,543,539

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:
Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$5,370,039	$6,750,000	$(1,750,000)	$3,299	$(70,198)	$10,303,140	415,114	$149,356	$5,533
Guggenheim Ultra Short Duration Fund [1]	3,958,308	8,300,000	(2,700,000)	12,826	(60,429)	9,510,705	954,890	130,610	6,932
	$9,328,347	$15,050,000	$(4,450,000)	$16,125	$(130,627)	$19,813,845		$279,966	$12,465

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Pharmaceuticals - 33.2%
Johnson & Johnson	22,276	$2,874,718
Pfizer, Inc.	58,765	2,565,092
Merck & Company, Inc.	29,615	2,262,882
AbbVie, Inc.	20,806	1,918,105
Eli Lilly & Co.	15,339	1,775,029
Bristol-Myers Squibb Co.	28,269	1,469,423
CVS Health Corp.	21,778	1,426,873
Allergan plc	8,099	1,082,512
Cigna Corp.	5,624	1,068,051
Zoetis, Inc.	11,967	1,023,657
McKesson Corp.	6,600	729,102
Teva Pharmaceutical Industries Ltd. ADR*	41,713	643,214
AmerisourceBergen Corp. — Class A	8,265	614,916
Mylan N.V.*	21,740	595,676
Cardinal Health, Inc.	12,805	571,103
Canopy Growth Corp.*,1	20,490	550,566
DexCom, Inc.*	4,375	524,125
Novartis AG ADR	5,949	510,484
Jazz Pharmaceuticals plc*	4,075	505,137
AstraZeneca plc ADR	12,814	486,676
Sarepta Therapeutics, Inc.*	4,340	473,624
Alkermes plc*	14,760	435,568
Bausch Health Companies, Inc.*	21,794	402,535
Neurocrine Biosciences, Inc.*	5,540	395,611
PRA Health Sciences, Inc.*	4,067	374,001
Perrigo Company plc	9,517	368,784
Nektar Therapeutics*	11,087	364,430
TESARO, Inc.*	4,320	320,760
Array BioPharma, Inc.*	19,362	275,909
Global Blood Therapeutics, Inc.*	6,130	251,637
Heron Therapeutics, Inc.*	9,120	236,573
Mallinckrodt plc*	10,947	172,963
Total Pharmaceuticals		27,269,736
Healthcare-Products - 27.0%
Abbott Laboratories	25,058	1,812,445
Thermo Fisher Scientific, Inc.	6,565	1,469,181
Danaher Corp.	13,018	1,342,416
Medtronic plc	14,615	1,329,380
Becton Dickinson and Co.	5,488	1,236,556
Stryker Corp.	7,653	1,199,608
Intuitive Surgical, Inc.*	2,451	1,173,833
Boston Scientific Corp.*	31,563	1,115,436
Baxter International, Inc.	14,254	938,198
Edwards Lifesciences Corp.*	5,785	886,088
Zimmer Biomet Holdings, Inc.	6,989	724,899
Align Technology, Inc.*	3,152	660,123
ResMed, Inc.	5,662	644,732
ABIOMED, Inc.*	1,938	629,928
IDEXX Laboratories, Inc.*	3,381	628,934
Cooper Companies, Inc.	2,227	566,772
Teleflex, Inc.	2,140	553,147
Hologic, Inc.*	13,436	552,220
Henry Schein, Inc.*	6,951	545,793
Varian Medical Systems, Inc.*	4,456	504,909
LivaNova plc*	5,260	481,132
Dentsply Sirona, Inc.	12,503	465,237
Masimo Corp.*	3,548	380,949
Bio-Techne Corp.	2,528	365,852
Insulet Corp.*	4,400	349,008
ICU Medical, Inc.*	1,510	346,741
Integra LifeSciences Holdings Corp.*	6,720	303,072
Inogen, Inc.*	2,140	265,724
Tandem Diabetes Care, Inc.*	6,600	250,602
NuVasive, Inc.*	4,982	246,908
Patterson Companies, Inc.	10,795	212,230
Total Healthcare-Products		22,182,053
Biotechnology - 20.5%
Amgen, Inc.	9,270	1,804,591
Gilead Sciences, Inc.	22,341	1,397,430
Biogen, Inc.*	4,237	1,274,998
Shire plc ADR	6,672	1,161,195
Vertex Pharmaceuticals, Inc.*	6,412	1,062,533
Celgene Corp.*	16,450	1,054,281
Illumina, Inc.*	3,504	1,050,955
Regeneron Pharmaceuticals, Inc.*	2,756	1,029,366
Alexion Pharmaceuticals, Inc.*	7,512	731,368
BioMarin Pharmaceutical, Inc.*	7,382	628,577
Incyte Corp.*	9,251	588,271
Seattle Genetics, Inc.*	8,697	492,772
Alnylam Pharmaceuticals, Inc.*	6,255	456,052
Ionis Pharmaceuticals, Inc.*	8,200	443,292
Exact Sciences Corp.*	6,977	440,249
Exelixis, Inc.*	20,351	400,304
Bluebird Bio, Inc.*	3,700	367,040
United Therapeutics Corp.*	3,236	352,400
Sage Therapeutics, Inc.*	3,660	350,591
Loxo Oncology, Inc.*	2,320	324,962
Intercept Pharmaceuticals, Inc.*	2,690	271,125
Ligand Pharmaceuticals, Inc. — Class B*	1,970	267,329
ACADIA Pharmaceuticals, Inc.*	15,721	254,209
Myriad Genetics, Inc.*	8,188	238,025
Immunomedics, Inc.*	16,320	232,887
PTC Therapeutics, Inc.*	6,220	213,470
Total Biotechnology		16,888,272
Healthcare-Services - 13.7%
UnitedHealth Group, Inc.	9,842	2,451,839
Anthem, Inc.	5,036	1,322,605
HCA Healthcare, Inc.	8,316	1,034,926
Humana, Inc.	3,556	1,018,723
IQVIA Holdings, Inc.*	6,570	763,237
Centene Corp.*	6,558	756,137
Laboratory Corporation of America Holdings*	4,471	564,956
WellCare Health Plans, Inc.*	2,348	554,339
Quest Diagnostics, Inc.	6,329	527,016
Universal Health Services, Inc. — Class B	4,463	520,207
DaVita, Inc.*	8,988	462,522
Molina Healthcare, Inc.*	3,646	423,738
Amedisys, Inc.*	2,650	310,342
Teladoc Health, Inc.*	5,900	292,463
Acadia Healthcare Company, Inc.*	8,965	230,490
Total Healthcare-Services		11,233,540
Electronics - 2.3%
Agilent Technologies, Inc.	10,852	732,076

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Electronics - 2.3% (continued)
Waters Corp.*	3,207	$605,001
Mettler-Toledo International, Inc.*	1,061	600,080
Total Electronics		1,937,157
Software - 2.3%
Cerner Corp.*	12,695	665,726
Veeva Systems, Inc. — Class A*	6,352	567,360
athenahealth, Inc.*	2,770	365,446
Medidata Solutions, Inc.*	4,774	321,863
Total Software		1,920,395
Commercial Services - 0.4%
HealthEquity, Inc.*	4,930	294,074
Total Common Stocks
(Cost $74,300,504)		81,725,227

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$328,576	$328,576
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	136,646	136,646
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	91,097	91,097
Total Repurchase Agreements
(Cost $556,319)		556,319

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	396,199	396,199
Total Securities Lending Collateral
(Cost $396,199)		396,199
Total Investments - 100.6%
(Cost $75,253,022)		$82,677,745
Other Assets & Liabilities, net - (0.6)%		(509,110)
Total Net Assets - 100.0%		$82,168,635

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR —American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$81,725,227	$—	$—	$81,725,227
Repurchase Agreements	—	556,319	—	556,319
Securities Lending Collateral	396,199	—	—	396,199
Total Assets	$82,121,426	$556,319	$—	$82,677,745

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 71.1%
Guggenheim Strategy Fund II1	366,118	$9,087,055
Guggenheim Strategy Fund III[1]	293,670	7,280,075
Guggenheim Ultra Short Duration Fund[1,2]	708,091	7,052,589
Total Mutual Funds
(Cost $23,414,937)		23,419,719

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.2%
Federal Home Loan Bank
0.82% due 01/02/19[3,4]	$5,000,000	4,999,715
Total Federal Agency Discount Notes
(Cost $4,999,715)		4,999,715

U.S. TREASURY BILLS†† - 7.0%
U.S. Treasury Bills
2.21% due 01/08/19[4,5]	2,304,000	2,303,137
Total U.S. Treasury Bills
(Cost $2,302,977)		2,303,137

REPURCHASE AGREEMENTS††,6 - 6.0%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[7]	1,167,609	1,167,609
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[7]	485,575	485,575
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[7]	323,716	323,716
Total Repurchase Agreements
(Cost $1,976,900)		1,976,900
Total Investments - 99.3%
(Cost $32,694,529)		$32,699,471
Other Assets & Liabilities, net - 0.7%		228,019
Total Net Assets - 100.0%		$32,927,490

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	206	Mar 2019	$23,622,406	$321,652

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
Goldman Sachs International	ICE	CDX.NA.HY.31	5.00%	Quarterly	12/20/23	$16,100,000	$329,044	$887,368	$(558,324)
Barclays Bank plc	ICE	CDX.NA.HY.31	5.00%	Quarterly	12/20/23	10,520,000	215,002	378,063	(163,061)
							$544,046	$1,265,431	$(721,385)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation**
OTC Credit Index Swap Agreements††,8
Goldman Sachs International	iShares iBoxx High Yield Corporate Bond	2.01%	At Maturity	01/25/19	78,404	$6,367,973	$124,662

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as collateral for futures at December 31, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[8]	Total return based on iShares iBoxx$ High Yield Corporate Bond ETF +/- financing at variable rate. Rate indicated is the rate effective December 31, 2018.

CDX.NA.HY.31 Index – Credit Default Swap North American High Yield Series 31 Index

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$23,419,719	$—	$—	$23,419,719
Federal Agency Discount Notes	—	4,999,715	—	4,999,715
U.S. Treasury Bills	—	2,303,137	—	2,303,137
Repurchase Agreements	—	1,976,900	—	1,976,900
Interest Rate Futures Contracts**	321,652	—	—	321,652
Credit Index Swap Agreements**	—	124,662	—	124,662
Total Assets	$23,741,371	$9,404,414	$—	$33,145,785

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$721,385	$—	$721,385

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$10,214,061	$450,000	$(1,500,000)	$708	$(77,714)	$9,087,055	366,118	$244,617	$5,416
Guggenheim Strategy Fund III	7,350,556	–	–	–	(70,481)	7,280,075	293,670	176,855	273
Guggenheim Ultra Short Duration Fund [1]	2,901,015	8,000,000	(3,800,000)	(10,483)	(37,943)	7,052,589	708,091	194,309	6,453
	$20,465,632	$8,450,000	$(5,300,000)	$(9,775)	$(186,138)	$23,419,719		$615,781	$12,142

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Internet - 59.0%
Alphabet, Inc. — Class A*	1,983	$2,072,156
Amazon.com, Inc.*	1,345	2,020,150
Facebook, Inc. — Class A*	11,636	1,525,363
Netflix, Inc.*	3,093	827,872
Alibaba Group Holding Ltd. ADR*	5,391	738,944
Booking Holdings, Inc.*	396	682,078
Baidu, Inc. ADR*	2,825	448,045
eBay, Inc.*	14,276	400,727
JD.com, Inc. ADR*	18,152	379,921
Twitter, Inc.*	11,826	339,879
Palo Alto Networks, Inc.*	1,769	333,191
VeriSign, Inc.*	2,199	326,090
Ctrip.com International Ltd. ADR*	11,713	316,954
Expedia Group, Inc.	2,801	315,533
IAC/InterActiveCorp*	1,673	306,226
Match Group, Inc.	6,374	272,616
GoDaddy, Inc. — Class A*	4,051	265,827
F5 Networks, Inc.*	1,494	242,073
Weibo Corp. ADR*	4,107	239,972
Twilio, Inc. — Class A*	2,651	236,734
MercadoLibre, Inc.*	808	236,623
Shopify, Inc. — Class A*	1,690	233,980
Wayfair, Inc. — Class A*	2,489	224,209
GrubHub, Inc.*	2,791	214,377
YY, Inc. ADR*	3,521	210,767
Wix.com Ltd.*	2,330	210,492
TripAdvisor, Inc.*	3,841	207,184
Zillow Group, Inc. — Class A*	6,483	203,761
Okta, Inc.*	3,190	203,522
Zillow Group, Inc. — Class C*	6,394	201,923
Autohome, Inc. ADR	2,550	199,486
58.com, Inc. ADR*	3,623	196,403
Baozun, Inc. ADR*	6,650	194,246
SINA Corp.*	3,571	191,548
Etsy, Inc.*	3,836	182,479
Cargurus, Inc.*	4,450	150,098
Stamps.com, Inc.*	868	135,096
Yelp, Inc. — Class A*	3,835	134,187
Shutterfly, Inc.*	2,366	95,255
Total Internet		15,915,987
Software - 18.0%
salesforce.com, Inc.*	5,892	807,027
Activision Blizzard, Inc.	9,990	465,234
Electronic Arts, Inc.*	4,820	380,346
Citrix Systems, Inc.	2,763	283,097
Veeva Systems, Inc. — Class A*	3,142	280,644
NetEase, Inc. ADR	1,123	264,321
Take-Two Interactive Software, Inc.*	2,550	262,497
Akamai Technologies, Inc.*	3,966	242,243
Momo, Inc. ADR*	10,199	242,226
Dropbox, Inc. — Class A*	10,670	217,988
Bilibili, Inc. ADR*	13,140	191,713
HUYA, Inc. ADR*	12,100	187,308
HubSpot, Inc.*	1,360	170,993
New Relic, Inc.*	2,050	165,989
MongoDB, Inc.*,1	1,910	159,943
Coupa Software, Inc.*	2,310	145,207
j2 Global, Inc.	2,053	142,437
Cornerstone OnDemand, Inc.*	2,579	130,059
Box, Inc. — Class A*	6,997	118,109
Total Software		4,857,381
Telecommunications - 11.5%
Cisco Systems, Inc.	25,218	1,092,696
Motorola Solutions, Inc.	2,913	335,112
Arista Networks, Inc.*	1,524	321,107
Juniper Networks, Inc.	8,801	236,835
GDS Holdings Ltd. ADR*,1	8,056	186,013
ARRIS International plc*	5,912	180,730
Ciena Corp.*	5,285	179,214
LogMeIn, Inc.	1,960	159,877
ViaSat, Inc.*	2,406	141,834
CommScope Holding Company, Inc.*	8,360	137,020
Finisar Corp.*	5,755	124,308
Total Telecommunications		3,094,746
Commercial Services - 4.3%
PayPal Holdings, Inc.*	9,148	769,255
CoStar Group, Inc.*	812	273,920
2U, Inc.*	2,620	130,267
Total Commercial Services		1,173,442
Diversified Financial Services - 2.5%
TD Ameritrade Holding Corp.	8,440	413,222
E*TRADE Financial Corp.	5,876	257,839
Total Diversified Financial Services		671,061
Computers - 1.7%
Nutanix, Inc. — Class A*	5,103	212,234
Lumentum Holdings, Inc.*	3,309	138,992
NetScout Systems, Inc.*	4,421	104,468
Total Computers		455,694
REITs - 1.5%
Equinix, Inc.	1,140	401,919
Retail - 0.8%
Qurate Retail, Inc. — Class A*	11,757	229,497
Advertising - 0.6%
Trade Desk, Inc. — Class A*	1,477	171,420
Total Common Stocks
(Cost $22,359,117)		26,971,147

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$79,997	79,997
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	33,269	33,269
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	22,179	22,179
Total Repurchase Agreements
(Cost $135,445)		135,445

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	165,704	$165,704
Total Securities Lending Collateral
(Cost $165,704)		165,704
Total Investments - 101.0%
(Cost $22,660,266)		$27,272,296
Other Assets & Liabilities, net - (1.0)%		(275,685)
Total Net Assets - 100.0%		$26,996,611

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,971,147	$—	$—	$26,971,147
Repurchase Agreements	—	135,445	—	135,445
Securities Lending Collateral	165,704	—	—	165,704
Total Assets	$27,136,851	$135,445	$—	$27,272,296

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 60.3%
Federal Home Loan Bank
2.15% due 01/02/19[1,2]	$3,000,000	$2,999,821
Farmer Mac
2.15% due 01/02/19[1,2]	2,500,000	2,499,851
Total Federal Agency Discount Notes
(Cost $5,499,672)		5,499,672

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
2.21% due 01/08/19[2,3]	8,000	7,997
Total U.S. Treasury Bills
(Cost $7,996)		7,997

REPURCHASE AGREEMENTS††,4 - 40.7%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[5]	2,192,456	2,192,456
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[5]	911,779	911,779
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[5]	607,853	607,853
Total Repurchase Agreements
(Cost $3,712,088)		3,712,088
Total Investments - 101.2%
(Cost $9,219,756)		$9,219,757
Other Assets & Liabilities, net - (1.2)%		(105,136)
Total Net Assets - 100.0%		$9,114,621

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[6]	(1.97%)	At Maturity	01/28/19	7,337	$17,001,583	$24,517
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[6]	(2.12%)	At Maturity	01/29/19	541	1,253,541	(930)
						$18,255,124	$23,587

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[6]	Total Return based on BNY Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2018.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$5,499,672	$—	$5,499,672
U.S. Treasury Bills	—	7,997	—	7,997
Repurchase Agreements	—	3,712,088	—	3,712,088
Equity Index Swap Agreements**	—	24,517	—	24,517
Total Assets	$—	$9,244,274	$—	$9,244,274

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$930	$—	$930

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 25.0%
Guggenheim Strategy Fund II1	404,228	$10,032,950
Guggenheim Ultra Short Duration Fund[1,2]	810,565	8,073,229
Total Mutual Funds
(Cost $18,061,240)		18,106,179
	Face Amount
FEDERAL AGENCY NOTES†† - 74.7%
Federal Home Loan Bank[3]
2.53% due 09/20/19[4]	$14,000,000	13,994,590
2.25% due 10/26/22[4]	12,500,000	12,498,897
2.45% due 09/13/22[4]	10,000,000	10,007,341
Freddie Mac[5]
2.25% due 10/26/22[4]	12,500,000	12,504,264
2.25% due 11/02/22[4]	2,500,000	2,500,019
Federal Farm Credit Bank[3]
2.39% (3 Month USD LIBOR - 0.12%, Rate Floor: 0.00%) due 01/27/20[6]	900,000	900,284
2.43% (3 Month USD LIBOR - 0.06%, Rate Floor: 0.00%) due 10/25/19[6]	800,000	800,659
1.45% due 03/20/19	500,000	498,929
2.81% (3 Month USD LIBOR - 0.01%, Rate Floor: 0.00%) due 09/23/19[6]	350,000	350,296
Total Federal Agency Notes
(Cost $54,050,406)		54,055,279

FEDERAL AGENCY DISCOUNT NOTES†† - 3.5%
Federal Home Loan Bank[3]
2.15% due 01/02/19[7]	2,500,000	2,499,851
Total Federal Agency Discount Notes
(Cost $2,499,851)		2,499,851

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
2.21% due 01/08/19[7,8]	467,000	466,825
Total U.S. Treasury Bills
(Cost $466,792)		466,825

REPURCHASE AGREEMENTS†† - 89.6%
Individual Repurchase Agreements[9]
Mizuho Financial Group, Inc. issued 12/31/18 at 2.95% due 01/02/19 (secured by a U.S. Treasury Bond, at a rate of 3.38% and maturing 11/15/48 as collateral, with a value of $38,670,442.42) to be repurchased at $37,767,443	37,761,254	37,761,254
Barclays Capital issued 12/31/18 at 2.50% due 01/02/19 (secured by a U.S. Treasury Bond, at a rate of 3.38% and maturing 11/15/48 as collateral, with a value of $26,497,560) to be repurchased at $25,981,608	25,978,000	25,978,000
Joint Repurchase Agreements[10]
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	632,469	632,469
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	263,026	263,026
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	175,350	175,350
Total Repurchase Agreements
(Cost $64,810,099)		64,810,099
Total Investments - 193.4%
(Cost $139,888,388)		$139,938,233
U.S. Government Securities Sold Short†† - (85.3)%

U.S. Treasury Bonds
3.38% due 11/15/48	57,700,000	(61,720,969)
Total U.S. Government Securities Sold Short
(Proceeds $58,168,083)		(61,720,969)
Other Assets & Liabilities, net - (8.1)%		(5,867,374)
Total Net Assets - 100.0%		$72,349,890

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	75	Mar 2019	$12,044,531	$(585,049)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Rate indicated is the effective yield at the time of purchase.
[8] [9]	All or a portion of this security is pledged as futures collateral at December 31, 2018. All or a portion of this security is pledged as short security collateral at December 31, 2018.
[10]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$18,106,179	$—	$—	$18,106,179
Federal Agency Notes	—	54,055,279	—	54,055,279
Federal Agency Discount Notes	—	2,499,851	—	2,499,851
U.S. Treasury Bills	—	466,825	—	466,825
Repurchase Agreements	—	64,810,099	—	64,810,099
Total Assets	$18,106,179	$121,832,054	$—	$139,938,233

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$61,720,969	$—	$61,720,969
Interest Rate Futures Contracts**	585,049	—	—	585,049
Total Liabilities	$585,049	$61,720,969	$—	$62,306,018

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank, 2.45% due 09/13/22	2.70%	03/14/19	2.95% - 5.95%	06/14/19 - 06/14/22
Federal Home Loan Bank, 2.25% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 07/27/22
Federal Home Loan Bank, 2.53% due 09/20/19	2.78%	03/21/19	3.03%	06/21/19
Freddie Mac, 2.25% due 10/26/22	2.75%	04/27/19	3.25% - 5.75%	10/27/19 - 04/27/22
Freddie Mac, 2.25% due 11/02/22	2.75%	05/03/19	3.25% - 5.50%	11/03/19 - 05/03/22

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$10,109,753	$–	$–	$–	$(76,803)	$10,032,950	404,228	$237,299	$5,387
Guggenheim Ultra Short Duration Fund[1]	10,119,381	–	(2,000,000)	8,476	(54,628)	8,073,229	810,565	214,753	5,885
	$20,229,134	$–	$(2,000,000)	$8,476	$(131,431)	$18,106,179		$452,052	$11,272

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 21.1%
Guggenheim Ultra Short Duration Fund[1,2]	96,171	$957,862
Guggenheim Strategy Fund II1	38,414	953,433
Total Mutual Funds
(Cost $1,907,319)		1,911,295

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 66.2%
Federal Home Loan Bank[3]
0.82% due 01/02/19[4]	$3,000,000	2,999,829
2.15% due 01/02/19[4]	3,000,000	2,999,821
Total Federal Agency Discount Notes
(Cost $5,999,650)		5,999,650

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
2.21% due 01/08/19[4,5]	108,000	107,960
Total U.S. Treasury Bills
(Cost $107,952)		107,960

REPURCHASE AGREEMENTS††,6 - 7.8%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	415,348	415,348
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	172,732	172,732
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	115,154	115,154
Total Repurchase Agreements
(Cost $703,234)		703,234
Total Investments - 96.3%
(Cost $8,718,155)		$8,722,139
Other Assets & Liabilities, net - 3.7%		336,833
Total Net Assets - 100.0%		$9,058,972

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	69	Mar 2019	$7,912,359	$(79,259)

Centrally Cleared Credit Default Swaps Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.31 Index	5.00%	Quarterly	12/20/23	$8,920,000	$(182,303)	$(455,694)	$273,391

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[6]	Repurchase Agreements — See Note 4.

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,911,295	$—	$—	$1,911,295
Federal Agency Discount Notes	—	5,999,650	—	5,999,650
U.S. Treasury Bills	—	107,960	—	107,960
Repurchase Agreements	—	703,234	—	703,234
Credit Default Swaps **	—	273,391	—	273,391
Total Assets	$1,911,295	$7,084,235	$—	$8,995,530

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$79,259	$—	$—	$79,259

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:
Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$1,070,732	$–	$(110,000)	$(264)	$(7,035)	$953,433	38,414	$22,657	$512
Guggenheim Ultra Short Duration Fund[1]	1,073,016	–	(110,001)	(307)	(4,846)	957,862	96,171	21,071	698
	$2,143,748	$–	$(220,001)	$(571)	$(11,881)	$1,911,295		$43,728	$1,210

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 16.1%
Guggenheim Strategy Fund II1	7,845	$194,704
Guggenheim Ultra Short Duration Fund[1,2]	9,613	95,741
Total Mutual Funds
(Cost $290,572)		290,445

	Face Amount
U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
2.21% due 01/08/19[3,4]	$9,000	8,997
Total U.S. Treasury Bills
(Cost $8,996)		8,997

REPURCHASE AGREEMENTS††,5 - 84.8%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[6]	903,481	903,481
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[6]	375,732	375,732
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[6]	250,488	250,488
Total Repurchase Agreements
(Cost $1,529,701)		1,529,701
Total Investments - 101.4%
(Cost $1,829,269)		$1,829,143
Other Assets & Liabilities, net - (1.4)%		(24,875)
Total Net Assets - 100.0%		$1,804,268

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P MidCap 400 Index Mini Futures Contracts	2	Mar 2019	$332,720	$9,168

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	(2.62%)	At Maturity	01/31/19	53	$87,916	$(835)
BNP Paribas	S&P MidCap 400 Index	(2.37%)	At Maturity	01/29/19	142	235,760	(2,240)
Goldman Sachs International	S&P MidCap 400 Index	(2.47%)	At Maturity	01/28/19	698	1,161,037	(16,239)
						$1,484,713	$(19,314)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$290,445	$—	$—	$290,445
U.S. Treasury Bills	—	8,997	—	8,997
Repurchase Agreements	—	1,529,701	—	1,529,701
Equity Futures Contracts**	9,168	—	—	9,168
Total Assets	$299,613	$1,538,698	$—	$1,838,311

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$19,314	$—	$19,314

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:
Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$196,194	$–	$–	$–	$(1,490)	$194,704	7,845	$4,606	$104
Guggenheim Ultra Short Duration Fund[1]	96,248	8	–	–	(515)	95,741	9,613	2,107	70
	$292,442	$8	$–	$–	$(2,005)	$290,445		$6,713	$174

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 15.0%
Guggenheim Ultra Short Duration Fund[1,2]	362,398	$3,609,488
Guggenheim Strategy Fund II1	145,409	3,609,040
Total Mutual Funds
(Cost $7,216,828)		7,218,528

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 120.2%
Federal Home Loan Bank[3]
0.82% due 01/02/19[4]	$30,000,000	29,998,291
2.36% due 01/10/19[4]	10,000,000	9,994,100
2.15% due 01/02/19[4]	3,000,000	2,999,821
Fannie Mae[5]
2.30% due 01/02/19[4]	15,000,000	14,999,042
Total Federal Agency Discount Notes
(Cost $57,991,254)		57,991,254

U.S. TREASURY BILLS†† - 37.0%
U.S. Treasury Bills
2.25% due 01/29/19[4]	17,500,000	17,468,270
2.35% due 03/14/19[4]	382,000	380,204
Total U.S. Treasury Bills
(Cost $17,848,422)		17,848,474

FEDERAL AGENCY NOTES†† - 2.1%
Federal Farm Credit Bank[3]
2.55% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 07/20/20[6]	1,000,000	999,383
Total Federal Agency Notes
(Cost $999,376)		999,383

REPURCHASE AGREEMENTS††,7 - 24.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[8]	7,000,098	7,000,098
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[8]	2,911,140	2,911,140
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[8]	1,940,760	1,940,760
Total Repurchase Agreements
(Cost $11,851,998)		11,851,998
Total Investments - 198.9%
(Cost $95,907,878)		$95,909,637
Other Assets & Liabilities, net - (98.9)%		(47,677,548)
Total Net Assets - 100.0%		$48,232,089

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	11	Mar 2019	$1,395,955	$(13,041)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	(2.52%)	At Maturity	01/29/19	339	$2,145,419	$(14,122)
Barclays Bank plc	NASDAQ-100 Index	(2.77%)	At Maturity	01/31/19	446	2,825,814	(18,599)
Goldman Sachs International	NASDAQ-100 Index	(2.72%)	At Maturity	01/28/19	6,595	41,743,654	(438,843)
						$46,714,887	$(471,564)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

5	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
6	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
7	Repurchase Agreements — See Note 4.
8	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$7,218,528	$—	$—	$7,218,528
Federal Agency Discount Notes	—	57,991,254	—	57,991,254
U.S. Treasury Bills	—	17,848,474	—	17,848,474
Federal Agency Notes	—	999,383	—	999,383
Repurchase Agreements	—	11,851,998	—	11,851,998
Total Assets	$7,218,528	$88,691,109	$—	$95,909,637

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$13,041	$—	$—	$13,041
Equity Index Swap Agreements**	—	471,564	—	471,564
Total Liabilities	$13,041	$471,564	$—	$484,605

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the "Cash Management Funds"), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$2,125,793	$1,500,001	$–	$–	$(16,754)	$3,609,040	145,409	$50,996	$1,133
Guggenheim Ultra Short Duration Fund [1]	2,120,838	1,499,999	–	–	(11,349)	3,609,488	362,398	47,452	1,537
	$4,246,631	$3,000,000	$–	$–	$(28,103)	$7,218,528		$98,448	$2,670

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 8.8%
Guggenheim Ultra Short Duration Fund[1,2]	151,177	$1,505,721
Guggenheim Strategy Fund II1	60,573	1,503,417
Total Mutual Funds
(Cost $3,011,206)		3,009,138

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 73.2%
Federal Home Loan Bank[3]
0.82% due 01/02/19[4]	$13,000,000	12,999,260
2.14% due 01/02/19[4]	6,000,000	5,999,642
Fannie Mae
2.30% due 01/02/19[4,5]	6,000,000	5,999,616
Total Federal Agency Discount Notes
(Cost $24,998,518)		24,998,518

U.S. TREASURY BILLS†† - 22.8%
U.S. Treasury Bills
2.25% due 01/29/19[4]	7,500,000	7,486,401
2.35% due 03/14/19[4]	300,000	298,590
2.21% due 01/08/19[4,6]	8,000	7,997
Total U.S. Treasury Bills
(Cost $7,792,958)		7,792,988

REPURCHASE AGREEMENTS††,7 - 17.4%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[8]	3,498,297	3,498,297
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[8]	1,454,841	1,454,841
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[8]	969,894	969,894
Total Repurchase Agreements
(Cost $5,923,032)		5,923,032
Total Investments - 122.2%
(Cost $41,725,714)		$41,723,676
Other Assets & Liabilities, net - (22.2)%		(7,581,659)
Total Net Assets - 100.0%		$34,142,017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	12	Mar 2019	$809,760	$43,912

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	(2.02%)	At Maturity	01/29/19	336	$452,548	$(5,619)
Barclays Bank plc	Russell 2000 Index	(1.92%)	At Maturity	01/31/19	1,502	2,024,924	(25,139)
Goldman Sachs International	Russell 2000 Index	(1.97%)	At Maturity	01/28/19	22,898	30,878,984	(425,703)
						$33,356,456	$(456,461)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.

plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,009,138	$—	$—	$3,009,138
Federal Agency Discount Notes	—	24,998,518	—	24,998,518
U.S. Treasury Bills	—	7,792,988	—	7,792,988
Repurchase Agreements	—	5,923,032	—	5,923,032
Equity Futures Contracts**	43,912	—	—	43,912
Total Assets	$3,053,050	$38,714,538	$—	$41,767,588

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$456,461	$—	$456,461

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$605,734	$905,000	$–	$–	$(7,317)	$1,503,417	60,573	$16,688	$539
Guggenheim Ultra Short Duration Fund[1]	510,892	1,000,000	–	–	(5,171)	1,505,721	151,177	14,265	733
	$1,116,626	$1,905,000	$–	$–	$(12,488)	$3,009,138		$30,953	$1,272

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 9.9%
Guggenheim Strategy Fund II1	302,786	$7,515,155
Guggenheim Ultra Short Duration Fund[1,2]	521,111	5,190,266
Total Mutual Funds
(Cost $12,677,803)		12,705,421

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 56.6%
Federal Home Loan Bank[3]
0.82% due 01/02/19[4]	$40,000,000	39,997,723
2.36% due 01/10/19[4]	8,600,000	8,594,926
2.15% due 01/02/19[4]	4,000,000	3,999,761
Fannie Mae[5]
2.30% due 01/02/19[4]	20,000,000	19,998,722
Total Federal Agency Discount Notes
(Cost $72,591,132)		72,591,132

FEDERAL AGENCY NOTES†† - 24.6%
Federal Home Loan Bank[3]
2.45% due 09/13/22[6]	10,000,000	10,007,310
2.25% due 10/26/22[6]	4,000,000	3,999,644
Freddie Mac[5]
2.25% due 10/26/22[6]	7,500,000	7,502,542
2.25% due 11/02/22[6]	4,000,000	4,000,020
Federal Farm Credit Bank[3]
2.55% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 07/20/20[7]	6,000,000	5,996,297
Total Federal Agency Notes
(Cost $31,496,868)		31,505,813

U.S. TREASURY BILLS†† - 22.8%
U.S. Treasury Bills
2.25% due 01/29/19[4]	29,000,000	28,947,419
2.35% due 03/14/19[4,8]	366,000	364,280
Total U.S. Treasury Bills
(Cost $29,311,626)		29,311,699

REPURCHASE AGREEMENTS††,9 - 11.1%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[8]	8,433,699	8,433,699
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[8]	3,507,334	3,507,334
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[8]	2,338,222	2,338,222
Total Repurchase Agreements
(Cost $14,279,255)		14,279,255
Total Investments - 125.0%
(Cost $160,356,684)		$160,393,320
Other Assets & Liabilities, net - (25.0)%		(32,126,472)
Total Net Assets - 100.0%		$128,266,848

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	40	Mar 2019	$5,019,000	$(166,836)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciaiton
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(2.47%)	At Maturity	01/29/19	8,133	$20,387,961	$(146,554)
Barclays Bank plc	S&P 500 Index	(2.72%)	At Maturity	01/31/19	8,998	22,557,346	(162,150)
Goldman Sachs International	S&P 500 Index	(2.82%)	At Maturity	01/28/19	32,043	80,327,725	(1,254,495)
						$123,273,032	$(1,563,199)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[4]	Rate indicated is the effective yield at the time of purchase.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
[7]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[9]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,705,421	$—	$—	$12,705,421
Federal Agency Discount Notes	—	72,591,132	—	72,591,132
Federal Agency Notes	—	31,505,813	—	31,505,813
U.S. Treasury Bills	—	29,311,699	—	29,311,699
Repurchase Agreements	—	14,279,255	—	14,279,255
Total Assets	$12,705,421	$147,687,899	$—	$160,393,320

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$166,836	$—	$—	$166,836
Equity Index Swap Agreements**	—	1,563,199	—	1,563,199
Total Liabilities	$166,836	$1,563,199	$—	$1,730,035

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank, 2.25% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 07/27/22
Federal Home Loan Bank, 2.45% due 09/13/22	2.70%	03/14/19	2.95% - 5.95%	06/14/19 - 06/14/22
Freddie Mac, 2.25% due 10/26/22	2.75%	04/27/19	3.25% - 5.75%	10/27/19 - 04/27/22
Freddie Mac, 2.25% due 11/02/22	2.75%	05/03/19	3.25% - 5.50%	11/03/19 - 05/03/22

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:
Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$7,572,685	$–	$–	$–	$(57,530)	$7,515,155	302,786	$177,781	$4,036
Guggenheim Ultra Short Duration Fund [1]	5,218,190	–	–	–	(27,924)	5,190,266	521,111	114,252	3,783
	$12,790,875	$–	$–	$–	$(85,454)	$12,705,421		$292,033	$7,819

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 76.9%
Guggenheim Strategy Fund II1	22,247	$552,160
Guggenheim Ultra Short Duration Fund[1,2]	54,646	544,279
Total Mutual Funds
(Cost $1,099,635)		1,096,439

	Face Amount
U.S. TREASURY BILLS†† - 11.6%
U.S. Treasury Bills
2.21% due 01/08/19[3,4]	$165,000	164,938
Total U.S. Treasury Bills
(Cost $164,927)		164,938

REPURCHASE AGREEMENTS††,5 - 10.5%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	88,897	88,897
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	36,970	36,970
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	24,647	24,647
Total Repurchase Agreements
(Cost $150,514)		150,514
Total Investments - 99.0%
(Cost $1,415,076)		$1,411,891
Other Assets & Liabilities, net - 1.0%		14,521
Total Net Assets - 100.0%		$1,426,412

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	25	Mar 2019	$2,867,813	$84,471
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	29	Mar 2019	2,878,975	(97,759)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
3	All or a portion of this security is pledged as futures collateral at December 31, 2018.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,096,439	$—	$—	$1,096,439
U.S. Treasury Bills	—	164,938	—	164,938

Repurchase Agreements	—	150,514	—	150,514
Currency Futures Contracts**	84,471	—	—	84,471
Total Assets	$1,180,910	$315,452	$—	$1,496,362

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$97,759	$—	$—	$97,759

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:
Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$1,298,600	$–	$(740,000)	$(3,819)	$(2,621)	$552,160	22,247	$27,636	$388
Guggenheim Ultra Short Duration Fund[1]	998,108	–	(450,000)	(1,373)	(2,456)	544,279	54,646	20,423	433
	$2,296,708	$–	$(1,190,000)	$(5,192)	$(5,077)	$1,096,439		$48,059	$821

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Media - 25.1%
Walt Disney Co.	3,523	$386,297
Comcast Corp. — Class A	10,655	362,803
Twenty-First Century Fox, Inc. — Class A	5,902	284,004
Charter Communications, Inc. — Class A*	892	254,193
Discovery, Inc. — Class A*,1	6,011	148,712
CBS Corp. — Class B	2,763	120,798
Liberty Broadband Corp. — Class C*	1,508	108,621
Altice USA, Inc. — Class A	6,280	103,746
DISH Network Corp. — Class A*	4,017	100,305
Viacom, Inc. — Class B	3,797	97,583
Grupo Televisa SAB ADR	6,488	81,619
News Corp. — Class A	6,767	76,806
World Wrestling Entertainment, Inc. — Class A	956	71,432
Cable One, Inc.	80	65,608
Tribune Media Co. — Class A	1,318	59,811
New York Times Co. — Class A	2,536	56,528
Nexstar Media Group, Inc. — Class A	703	55,284
AMC Networks, Inc. — Class A*	984	54,002
Sinclair Broadcast Group, Inc. — Class A	1,795	47,280
TEGNA, Inc.	4,143	45,034
Total Media		2,580,466
Retail - 18.1%
McDonald's Corp.	1,977	351,056
Starbucks Corp.	4,184	269,450
Yum! Brands, Inc.	1,761	161,871
Chipotle Mexican Grill, Inc. — Class A*	248	107,084
Darden Restaurants, Inc.	1,046	104,454
Domino's Pizza, Inc.	402	99,692
Restaurant Brands International, Inc.	1,810	94,663
Yum China Holdings, Inc.	2,718	91,135
Dunkin' Brands Group, Inc.	1,062	68,095
Texas Roadhouse, Inc. — Class A	1,036	61,849
Cracker Barrel Old Country Store, Inc.[1]	360	57,550
Wendy's Co.	3,614	56,414
Cheesecake Factory, Inc.	984	42,814
Jack in the Box, Inc.	540	41,920
Wingstop, Inc.	652	41,852
Dave & Buster's Entertainment, Inc.	886	39,480
Shake Shack, Inc. — Class A*	859	39,016
Bloomin' Brands, Inc.	2,089	37,372
Brinker International, Inc.	848	37,295
Papa John's International, Inc.	819	32,604
BJ's Restaurants, Inc.	600	30,342
Total Retail		1,866,008
Lodging - 12.5%
Las Vegas Sands Corp.	3,775	196,489
Marriott International, Inc. — Class A	1,708	185,420
Hilton Worldwide Holdings, Inc.	1,970	141,446
MGM Resorts International	4,513	109,485
Wynn Resorts Ltd.	1,030	101,877
Melco Resorts & Entertainment Ltd. ADR	5,614	98,919
Huazhu Group Ltd. ADR	3,091	88,495
Hyatt Hotels Corp. — Class A	1,221	82,540
Wyndham Hotels & Resorts, Inc.	1,437	65,197
Choice Hotels International, Inc.	860	61,559
Wyndham Destinations, Inc.	1,577	56,520
Hilton Grand Vacations, Inc.*	1,866	49,244
Boyd Gaming Corp.	2,320	48,209
Total Lodging		1,285,400
Entertainment - 8.8%
Live Nation Entertainment, Inc.*	1,941	95,594
Stars Group, Inc.*	5,410	89,373
Vail Resorts, Inc.	411	86,647
Madison Square Garden Co. — Class A*	293	78,436
Six Flags Entertainment Corp.	1,203	66,923
Cinemark Holdings, Inc.	1,711	61,254
Marriott Vacations Worldwide Corp.	817	57,607
Churchill Downs, Inc.	235	57,326
Eldorado Resorts, Inc.*	1,451	52,541
International Game Technology plc	3,450	50,473
Red Rock Resorts, Inc. — Class A	2,268	46,063
Penn National Gaming, Inc.*	2,444	46,020
SeaWorld Entertainment, Inc.*	1,929	42,612
Scientific Games Corp. — Class A*	2,250	40,230
AMC Entertainment Holdings, Inc. — Class A	2,713	33,316
Total Entertainment		904,415
Leisure Time - 7.1%
Carnival Corp.	3,410	168,113
Royal Caribbean Cruises Ltd.	1,390	135,928
Norwegian Cruise Line Holdings Ltd.*	2,143	90,842
Harley-Davidson, Inc.	2,120	72,334
Planet Fitness, Inc. — Class A*	1,281	68,687
Polaris Industries, Inc.	870	66,712
Brunswick Corp.	1,318	61,221
Callaway Golf Co.	2,376	36,353
Vista Outdoor, Inc.*	2,391	27,138
Total Leisure Time		727,328
Software - 7.0%
Activision Blizzard, Inc.	3,879	180,645
Electronic Arts, Inc.*	1,868	147,404
NetEase, Inc. ADR	520	122,393
Take-Two Interactive Software, Inc.*	994	102,322
Bilibili, Inc. ADR*	5,814	84,826
HUYA, Inc. ADR*	5,370	83,128
Total Software		720,718
Agriculture - 6.7%
Philip Morris International, Inc.	4,688	312,971
Altria Group, Inc.	5,816	287,252

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Agriculture - 6.7% (continued)
British American Tobacco plc ADR	2,761	$87,966
Total Agriculture		688,189
Beverages - 6.2%
Constellation Brands, Inc. — Class A	1,011	162,589
Brown-Forman Corp. — Class B	3,083	146,689
Molson Coors Brewing Co. — Class B	1,888	106,030
Anheuser-Busch InBev S.A. ADR	1,407	92,595
Diageo plc ADR	577	81,819
Boston Beer Company, Inc. — Class A*	210	50,576
Total Beverages		640,298
Internet - 5.4%
Netflix, Inc.*	1,198	320,656
iQIYI, Inc. ADR*,1	7,910	117,622
Spotify Technology S.A.*	1,010	114,635
Total Internet		552,913
Toys, Games & Hobbies – 1.0%
Hasbro, Inc.	1,216	98,800
Food Service - 0.8%
Aramark	2,815	81,550
Telecommunications - 0.6%
GCI Liberty, Inc. — Class A*	1,540	63,386
Miscellaneous Manufacturing - 0.2%
American Outdoor Brands Corp.*	1,958	25,180
Total Common Stocks
(Cost $7,955,648)		10,234,651

	Shares
RIGHTS††† - 0.0%
Nexstar Media Group CVR*,2	8,160	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$39,694	39,694
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	16,507	16,507
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	11,005	11,005
Total Repurchase Agreements
(Cost $67,206)		67,206

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[5]	225,094	225,094
Total Securities Lending Collateral
(Cost $225,094)		225,094
Total Investments - 102.3%
(Cost $8,247,948)		$10,526,951
Other Assets & Liabilities, net - (2.3)%		(241,366)
Total Net Assets - 100.0%		$10,285,585

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt
CVR — Contingent Value Rights
plc — Public Limited Company

See Sector Classification in Other Information section.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,234,651	$—	$—		$10,234,651
Rights	—	—	—	*	—
Repurchase Agreements	—	67,206	—		67,206
Securities Lending Collateral	225,094	—	—		225,094
Total Assets	$10,459,745	$67,206	$—		$10,526,951

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 95.9%
Consumer, Non-cyclical - 28.4%
Archer-Daniels-Midland Co.[1]	4,946	$202,638
Pfizer, Inc.	4,492	196,076
Medtronic plc	2,044	185,922
McKesson Corp.	1,578	174,322
Amgen, Inc.	857	166,832
Tyson Foods, Inc. — Class A	2,954	157,744
Molson Coors Brewing Co. — Class B	2,762	155,114
Cardinal Health, Inc.	3,420	152,532
Anthem, Inc.	553	145,234
Procter & Gamble Co.	1,439	132,273
Baxter International, Inc.	2,009	132,232
UnitedHealth Group, Inc.	521	129,792
Kimberly-Clark Corp.	1,115	127,043
Post Holdings, Inc.*	1,400	124,782
Humana, Inc.	433	124,046
Abbott Laboratories	1,695	122,599
CVS Health Corp.	1,735	113,677
Performance Food Group Co.*	3,423	110,460
Mondelez International, Inc. — Class A	2,753	110,203
Thermo Fisher Scientific, Inc.	483	108,091
Premier, Inc. — Class A*	2,821	105,364
Western Union Co.	6,167	105,209
Central Garden & Pet Co. — Class A*	3,229	100,906
Sysco Corp.[1]	1,560	97,750
Merck & Company, Inc.	1,196	91,386
IQVIA Holdings, Inc.*,1	781	90,729
Hill-Rom Holdings, Inc.	1,011	89,524
IDEXX Laboratories, Inc.*	470	87,429
Bio-Rad Laboratories, Inc. — Class A*	346	80,348
Molina Healthcare, Inc.*	690	80,192
Kellogg Co.	1,403	79,985
MEDNAX, Inc.*	2,353	77,649
Quest Diagnostics, Inc.[1]	930	77,441
PepsiCo, Inc.[1]	698	77,115
AbbVie, Inc.[1]	830	76,518
Flowers Foods, Inc.	4,005	73,972
Danaher Corp.[1]	705	72,700
Ingredion, Inc.	795	72,663
Johnson & Johnson[1]	546	70,461
Bruker Corp.	2,114	62,934
CoreLogic, Inc.*	1,865	62,328
Laboratory Corporation of America Holdings*,1	486	61,411
AMERCO	186	61,028
HCA Healthcare, Inc.[1]	483	60,109
Innoviva, Inc.*	3,365	58,719
McCormick & Company, Inc.	420	58,481
Gilead Sciences, Inc.[1]	923	57,734
Bristol-Myers Squibb Co.[1]	1,098	57,074
Altria Group, Inc.[1]	1,155	57,045
Edwards Lifesciences Corp.*,1	357	54,682
US Foods Holding Corp.*	1,671	52,870
Universal Health Services, Inc. — Class B1	439	51,170
Zoetis, Inc.[1]	595	50,896
Philip Morris International, Inc.[1]	759	50,671
Kraft Heinz Co.[1]	1,169	50,314
Herbalife Nutrition Ltd.*	853	50,284
Kroger Co.[1]	1,828	50,270
ICU Medical, Inc.*	211	48,452
Biogen, Inc.*,1	159	47,846
Amedisys, Inc.*	401	46,961
Allergan plc[1]	351	46,915
Colgate-Palmolive Co.[1]	787	46,842
Brown-Forman Corp. — Class B	982	46,723
Teleflex, Inc.	180	46,527
Sabre Corp.	2,129	46,072
Hershey Co.[1]	428	45,873
Simply Good Foods Co.*	2,384	45,058
CONMED Corp.	687	44,105
Darling Ingredients, Inc.*	2,288	44,021
S&P Global, Inc.	257	43,675
Alexion Pharmaceuticals, Inc.*	447	43,520
Mylan N.V.*,1	1,585	43,429
Henry Schein, Inc.*	550	43,186
Ligand Pharmaceuticals, Inc. — Class B*	315	42,746
WellCare Health Plans, Inc.*,1	180	42,496
Estee Lauder Companies, Inc. — Class A	326	42,413
PRA Health Sciences, Inc.*	458	42,118
Quanta Services, Inc.	1,388	41,779
Vector Group Ltd.	4,258	41,430
Cardtronics plc — Class A*	1,517	39,442
Centene Corp.*	341	39,317
Pilgrim's Pride Corp.*	2,518	39,054
Jazz Pharmaceuticals plc*	310	38,428
JM Smucker Co.	411	38,424
Catalent, Inc.*	1,223	38,133
Constellation Brands, Inc. — Class A1	234	37,632
Perrigo Company plc	715	27,706
Total Consumer, Non-cyclical		6,767,296
Industrial - 16.7%
Genesee & Wyoming, Inc. — Class A*	2,367	175,214
Union Pacific Corp.	1,186	163,941
FedEx Corp.	889	143,422
Kansas City Southern	1,488	142,030
Regal Beloit Corp.	1,824	127,771
Eaton Corporation plc	1,852	127,158
Cummins, Inc.	847	113,193
TE Connectivity Ltd.[1]	1,460	110,420
Norfolk Southern Corp.	720	107,669
Caterpillar, Inc.[1]	845	107,374
Parker-Hannifin Corp.	675	100,670
Arrow Electronics, Inc.*	1,392	95,978
Boise Cascade Co.	3,737	89,127
Avnet, Inc.	2,385	86,099
Landstar System, Inc.	843	80,650
CSX Corp.[1]	1,286	79,899
EMCOR Group, Inc.	1,276	76,164
AECOM*	2,851	75,552
AGCO Corp.	1,343	74,765
J.B. Hunt Transport Services, Inc.[1]	776	72,199
Corning, Inc.[1]	2,350	70,993

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 95.9% (continued)
Industrial - 16.7% (continued)
Gibraltar Industries, Inc.*	1,945	$69,223
Expeditors International of Washington, Inc.[1]	977	66,524
Masco Corp.[1]	2,188	63,977
Jabil, Inc.	2,547	63,140
Louisiana-Pacific Corp.	2,659	59,083
Ryder System, Inc.	1,208	58,165
Snap-on, Inc.[1]	391	56,809
Tech Data Corp.*	689	56,367
Werner Enterprises, Inc.	1,803	53,261
United Parcel Service, Inc. — Class B1	546	53,251
Waters Corp.*,1	280	52,822
Greenbrier Companies, Inc.	1,289	50,967
Stericycle, Inc.*	1,376	50,485
Schneider National, Inc. — Class B	2,655	49,569
CH Robinson Worldwide, Inc.	589	49,529
Old Dominion Freight Line, Inc.	396	48,902
Heartland Express, Inc.	2,651	48,513
Trinseo S.A.	1,039	47,565
Textron, Inc.[1]	1,009	46,404
Sonoco Products Co.	863	45,851
Trinity Industries, Inc.	2,224	45,792
Johnson Controls International plc	1,541	45,691
Vishay Intertechnology, Inc.	2,531	45,583
Oshkosh Corp.	728	44,634
Saia, Inc.*	775	43,260
EnerSys	552	42,841
Gentex Corp.	2,118	42,805
Pentair plc	1,118	42,238
Knight-Swift Transportation Holdings, Inc.	1,684	42,218
Huntington Ingalls Industries, Inc.	219	41,678
Packaging Corporation of America[1]	489	40,812
Spirit AeroSystems Holdings, Inc. — Class A	566	40,803
Rexnord Corp.*	1,766	40,530
Crane Co.	516	37,245
XPO Logistics, Inc.*	613	34,966
Belden, Inc.	834	34,836
Total Industrial		3,976,627
Financial - 10.0%
Senior Housing Properties Trust REIT	12,147	142,363
JPMorgan Chase & Co.	1,167	113,922
Medical Properties Trust, Inc. REIT	6,783	109,071
Apartment Investment & Management Co. — Class A REIT	2,420	106,190
Ventas, Inc. REIT	1,773	103,880
Visa, Inc. — Class A	722	95,261
Equity Commonwealth REIT	3,045	91,380
Hospitality Properties Trust REIT	3,786	90,410
State Street Corp.[1]	1,316	83,000
Park Hotels & Resorts, Inc. REIT	3,140	81,577
Host Hotels & Resorts, Inc. REIT[1]	4,426	73,781
Allstate Corp.[1]	889	73,458
Aflac, Inc.[1]	1,605	73,124
Hartford Financial Services Group, Inc.[1]	1,636	72,720
Omega Healthcare Investors, Inc. REIT	2,022	71,073
Weingarten Realty Investors REIT	2,864	71,056
Piedmont Office Realty Trust, Inc. — Class A REIT	3,929	66,950
Bank of New York Mellon Corp.[1]	1,422	66,934
EPR Properties REIT	1,003	64,222
Brixmor Property Group, Inc. REIT	4,104	60,288
Citigroup, Inc.[1]	1,043	54,299
Prudential Financial, Inc.[1]	663	54,068
Summit Hotel Properties, Inc. REIT	4,978	48,436
Franklin Resources, Inc.[1]	1,611	47,782
CME Group, Inc. — Class A	249	46,842
Northern Trust Corp.[1]	558	46,643
Travelers Companies, Inc.[1]	386	46,223
Lazard Ltd. — Class A	1,238	45,695
Mastercard, Inc. — Class A1	232	43,767
Berkshire Hathaway, Inc. — Class B*,1	214	43,695
Principal Financial Group, Inc.[1]	954	42,138
Bank of America Corp.[1]	1,684	41,494
PNC Financial Services Group, Inc.	344	40,217
Ameriprise Financial, Inc.[1]	369	38,512
Chesapeake Lodging Trust REIT	1,561	38,010
Total Financial		2,388,481
Technology - 9.5%
Microsoft Corp.	1,570	159,465
Apple, Inc.	947	149,380
Intel Corp.	2,598	121,924
Citrix Systems, Inc.[1]	1,142	117,010
HP, Inc.	5,378	110,034
Amdocs Ltd.	1,756	102,866
DXC Technology Co.[1]	1,823	96,929
Fidelity National Information Services, Inc.	886	90,859
Cognizant Technology Solutions Corp. — Class A	1,320	83,793
QUALCOMM, Inc.	1,468	83,544
Oracle Corp.	1,799	81,225
Cirrus Logic, Inc.*	2,445	81,125
Skyworks Solutions, Inc.[1]	1,042	69,835
Leidos Holdings, Inc.[1]	1,247	65,742
Accenture plc — Class A1	464	65,429
Paychex, Inc.[1]	942	61,371
Texas Instruments, Inc.[1]	647	61,142
MAXIMUS, Inc.	899	58,516
j2 Global, Inc.	782	54,255
Analog Devices, Inc.[1]	622	53,386
Maxim Integrated Products, Inc.	984	50,036
Activision Blizzard, Inc.	1,067	49,690
NetApp, Inc.[1]	832	49,645

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 95.9% (continued)
Technology - 9.5% (continued)
Seagate Technology plc[1]	1,264	$48,778
Hewlett Packard Enterprise Co.[1]	3,660	48,348
ON Semiconductor Corp.*,1	2,867	47,334
Take-Two Interactive Software, Inc.*	438	45,088
CDK Global, Inc.	925	44,289
International Business Machines Corp.	386	43,877
Broadridge Financial Solutions, Inc.[1]	443	42,639
Western Digital Corp.[1]	1,046	38,671
Total Technology		2,276,225
Consumer, Cyclical - 8.3%
Delta Air Lines, Inc.	2,846	142,015
BorgWarner, Inc.	2,764	96,021
Southwest Airlines Co.	1,954	90,822
PACCAR, Inc.[1]	1,506	86,053
United Continental Holdings, Inc.*,1	1,024	85,740
Allison Transmission Holdings, Inc.	1,830	80,355
JetBlue Airways Corp.*	4,407	70,777
Lions Gate Entertainment Corp. — Class A	4,034	64,947
Nu Skin Enterprises, Inc. — Class A	1,041	63,845
Copa Holdings S.A. — Class A	796	62,653
Alaska Air Group, Inc.[1]	1,020	62,067
PulteGroup, Inc.	2,194	57,022
American Airlines Group, Inc.[1]	1,694	54,394
Home Depot, Inc.[1]	310	53,264
Hyatt Hotels Corp. — Class A	751	50,768
Spirit Airlines, Inc.*	875	50,680
Meritor, Inc.*	2,911	49,225
Toll Brothers, Inc.	1,446	47,617
DR Horton, Inc.	1,347	46,687
NIKE, Inc. — Class B	621	46,041
Lowe's Companies, Inc.	489	45,164
La-Z-Boy, Inc.	1,616	44,779
Lennar Corp. — Class A	1,133	44,357
General Motors Co.[1]	1,301	43,518
Walmart, Inc.[1]	465	43,315
TJX Companies, Inc.	960	42,950
KB Home	2,230	42,593
Lear Corp.[1]	343	42,141
TRI Pointe Group, Inc.*	3,838	41,949
Darden Restaurants, Inc.	417	41,642
Cinemark Holdings, Inc.	1,122	40,168
Best Buy Company, Inc.	757	40,091
Walgreens Boots Alliance, Inc.	570	38,948
Delphi Technologies plc	2,718	38,922
PVH Corp.	389	36,157
Total Consumer, Cyclical		1,987,687
Communications - 7.6%
Verizon Communications, Inc.[1]	4,793	269,462
Alphabet, Inc. — Class C*	170	176,054
Cisco Systems, Inc.	4,043	175,183
Omnicom Group, Inc.	1,707	125,021
Facebook, Inc. — Class A*,1	819	107,363
InterDigital, Inc.	1,288	85,562
AMC Networks, Inc. — Class A*	1,376	75,515
Juniper Networks, Inc.[1]	2,803	75,429
Interpublic Group of Companies, Inc.	3,627	74,825
Amazon.com, Inc.*,1	46	69,090
F5 Networks, Inc.*,1	400	64,812
Telephone & Data Systems, Inc.	1,890	61,501
Scholastic Corp.	1,287	51,815
Shenandoah Telecommunications Co.	1,132	50,091
AT&T, Inc.[1]	1,698	48,461
Zayo Group Holdings, Inc.*	2,078	47,461
VeriSign, Inc.*	301	44,635
TEGNA, Inc.	4,041	43,926
Sirius XM Holdings, Inc.[2]	7,602	43,407
Walt Disney Co.[1]	356	39,035
News Corp. — Class A	3,365	38,193
Comcast Corp. — Class A1	1,121	38,170
Total Communications		1,805,011
Utilities - 7.2%
Exelon Corp.	4,241	191,269
Portland General Electric Co.	3,576	163,960
El Paso Electric Co.	3,061	153,448
National Fuel Gas Co.	2,914	149,139
UGI Corp.	2,604	138,923
OGE Energy Corp.	3,253	127,485
PNM Resources, Inc.	2,785	114,436
FirstEnergy Corp.[1]	2,620	98,381
AES Corp.	6,149	88,914
Entergy Corp.	918	79,012
NRG Energy, Inc.[1]	1,578	62,489
Ameren Corp.[1]	890	58,055
Consolidated Edison, Inc.[1]	745	56,963
Edison International	975	55,351
Black Hills Corp.	736	46,206
American Electric Power Company, Inc.[1]	611	45,666
PPL Corp.	1,596	45,215
Pinnacle West Capital Corp.	523	44,559
Total Utilities		1,719,471
Energy - 5.4%
Exxon Mobil Corp.[1]	3,271	223,049
Chevron Corp.[1]	2,011	218,777
Phillips 66	1,895	163,254
Occidental Petroleum Corp.	1,969	120,857
Valero Energy Corp.	1,522	114,104
ConocoPhillips[1]	1,245	77,626
ONEOK, Inc.[1]	1,132	61,071
Kinder Morgan, Inc.[1]	3,334	51,277
Williams Companies, Inc.[1]	2,164	47,716
Murphy USA, Inc.*	587	44,988
Delek US Holdings, Inc.	1,347	43,791
HollyFrontier Corp.[1]	813	41,561
PBF Energy, Inc. — Class A	1,252	40,903
Schlumberger Ltd.	987	35,611
Total Energy		1,284,585
Basic Materials - 2.8%
Westlake Chemical Corp.	1,750	115,797
Cabot Corp.	2,279	97,860
Eastman Chemical Co.	1,212	88,609
Olin Corp.	3,723	74,870

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 95.9% (continued)
Basic Materials - 2.8% (continued)
LyondellBasell Industries N.V. — Class A1	826	$68,690
International Paper Co.[1]	1,523	61,468
Domtar Corp.	1,235	43,386
Huntsman Corp.	2,245	43,306
Chemours Co.	1,503	42,415
Celanese Corp. — Class A	466	41,926
Total Basic Materials		678,327
Total Common Stocks
(Cost $25,125,853)		22,883,710

MONEY MARKET FUND† - 1.6%
Invesco Short-Term Investments Trust Obligations Portfolio – Institutional Class 2.21%[3]	389,496	389,496
Total Money Market Fund
(Cost $389,496)		389,496

SECURITIES LENDING COLLATERAL†,4 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[3]	31,227	31,227
Total Securities Lending Collateral
(Cost $31,227)		31,227
Total Investments - 97.6%
(Cost $25,546,576)		$23,304,433
Other Assets & Liabilities, net - 2.4%		572,093
Total Net Assets - 100.0%		$23,876,526

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Portfolio Swap††
Morgan Stanley	Long Short Equity Portfolio Long Custom Basket Swap[5]	2.80%	At Maturity	05/31/19	$15,240,477	$(1,744,104)
OTC Portfolio Swap Sold Short††
Morgan Stanley	Long Short Equity Portfolio Short Custom Basket Swap[6]	(2.04)%	At Maturity	05/31/19	$25,939,838	$2,383,901

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[5]
Verizon Communications, Inc.	3,178	1.16%	$24,131
Pfizer, Inc.	2,979	0.85%	20,124
Cisco Systems, Inc.	2,681	0.76%	18,917
Exelon Corp.	2,613	0.77%	18,215
Merck & Company, Inc.	793	0.40%	17,467
Procter & Gamble Co.	954	0.58%	17,436
UGI Corp.	1,831	0.64%	15,823
Microsoft Corp.	1,041	0.69%	14,324
Amgen, Inc.	568	0.73%	14,102
Portland General Electric Co.	2,205	0.66%	12,282
Medtronic plc	1,355	0.81%	10,853
Telephone & Data Systems, Inc.	1,253	0.27%	9,955
PNM Resources, Inc.	1,847	0.50%	9,771
Allison Transmission Holdings, Inc.	1,213	0.35%	9,615
OGE Energy Corp.	2,157	0.55%	8,679
AES Corp.	4,077	0.39%	8,514
FirstEnergy Corp.	1,737	0.43%	7,625
Shenandoah Telecommunications Co.	751	0.22%	7,140
Ameren Corp.	590	0.25%	6,769
Kimberly-Clark Corp.	739	0.55%	6,304
Entergy Corp.	608	0.34%	5,123
Innoviva, Inc.*	2,231	0.26%	5,038
Ventas, Inc.	1,176	0.45%	5,004
American Electric Power Company, Inc.	405	0.20%	4,547
Kroger Co.	1,212	0.22%	4,466
McCormick & Company, Inc.	278	0.25%	4,466
Hershey Co.	284	0.20%	4,402
Apartment Investment & Management Co. — Class A	1,605	0.46%	4,339
Pinnacle West Capital Corp.	347	0.19%	3,705
WellCare Health Plans, Inc.*	119	0.18%	3,228
Spirit Airlines, Inc.*	580	0.22%	3,008
Cardtronics plc — Class A*	1,005	0.17%	2,797
Black Hills Corp.	488	0.20%	2,506
EnerSys	366	0.19%	2,386
Juniper Networks, Inc.	1,859	0.33%	2,164
Herbalife Nutrition Ltd.*	566	0.22%	2,125
Johnson & Johnson	362	0.31%	1,867
AbbVie, Inc.	550	0.33%	1,789
PepsiCo, Inc.	463	0.34%	1,730
Thermo Fisher Scientific, Inc.	320	0.47%	1,583
Mastercard, Inc. — Class A	154	0.19%	1,463
Edwards Lifesciences Corp.*	237	0.24%	1,359
ConocoPhillips	826	0.34%	1,241
F5 Networks, Inc.*	265	0.28%	1,178
Walt Disney Co.	236	0.17%	1,082
Visa, Inc. — Class A	479	0.41%	1,056
Omega Healthcare Investors, Inc.	1,341	0.31%	1,021
Fidelity National Information Services, Inc.	587	0.39%	1,000
Simply Good Foods Co.*	1,581	0.20%	932
Alphabet, Inc. — Class C*	113	0.77%	884
TEGNA, Inc.	2,680	0.19%	798
Comcast Corp. — Class A	743	0.17%	658
Danaher Corp.	468	0.32%	615
Central Garden & Pet Co. — Class A*	2,141	0.44%	600
Darling Ingredients, Inc.*	1,517	0.19%	550
Corning, Inc.	1,558	0.31%	514
Abbott Laboratories	1,124	0.53%	508
NRG Energy, Inc.	1,046	0.27%	507
Walmart, Inc.	308	0.19%	253
Omnicom Group, Inc.	1,132	0.54%	220
Lennar Corp. — Class A	751	0.19%	126
NIKE, Inc. — Class B	412	0.20%	37
Teleflex, Inc.	119	0.20%	36
Consolidated Edison, Inc.	494	0.25%	(9)
CME Group, Inc. — Class A	165	0.20%	(108)
Aflac, Inc.	1,064	0.32%	(230)
Lowe's Companies, Inc.	324	0.20%	(359)
Genesee & Wyoming, Inc. — Class A*	1,569	0.76%	(523)
Anthem, Inc.	366	0.63%	(600)
United Continental Holdings, Inc.*	679	0.37%	(756)
UnitedHealth Group, Inc.	346	0.57%	(804)
Berkshire Hathaway, Inc. — Class B*	142	0.19%	(862)
Snap-on, Inc.	259	0.25%	(864)
Medical Properties Trust, Inc.	4,498	0.47%	(867)
Amedisys, Inc.*	266	0.20%	(885)
Zoetis, Inc.	395	0.22%	(898)
AMC Networks, Inc. — Class A*	912	0.33%	(900)
Scholastic Corp.	853	0.23%	(1,014)
Bristol-Myers Squibb Co.	728	0.25%	(1,109)
US Foods Holding Corp.*	1,108	0.23%	(1,206)
CDK Global, Inc.	614	0.19%	(1,243)
Maxim Integrated Products, Inc.	653	0.22%	(1,261)
MAXIMUS, Inc.	596	0.25%	(1,335)
S&P Global, Inc.	170	0.19%	(1,426)
Waters Corp.*	186	0.23%	(1,429)
AMERCO	123	0.26%	(1,510)
El Paso Electric Co.	2,029	0.67%	(1,570)
j2 Global, Inc.	519	0.24%	(1,593)
ICU Medical, Inc.*	140	0.21%	(1,603)
Equity Commonwealth	2,019	0.40%	(1,676)
Biogen, Inc.*	106	0.21%	(1,718)
Brown-Forman Corp. — Class B	651	0.20%	(1,724)
Sonoco Products Co.	572	0.20%	(1,801)
International Business Machines Corp.	256	0.19%	(1,809)
Landstar System, Inc.	559	0.35%	(1,843)
Brixmor Property Group, Inc.	2,722	0.26%	(1,846)
Take-Two Interactive Software, Inc.*	290	0.20%	(1,870)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[5] (continued)
Performance Food Group Co.*	2,270	0.48%	$(2,056)
CONMED Corp.	455	0.19%	(2,061)
Henry Schein, Inc.*	365	0.19%	(2,121)
Colgate-Palmolive Co.	521	0.20%	(2,130)
Toll Brothers, Inc.	959	0.21%	(2,143)
HCA Healthcare, Inc.	320	0.26%	(2,169)
Northern Trust Corp.	370	0.20%	(2,284)
PPL Corp.	1,058	0.20%	(2,342)
Home Depot, Inc.	205	0.23%	(2,399)
Oracle Corp.	1,193	0.35%	(2,408)
Analog Devices, Inc.	412	0.23%	(2,413)
VeriSign, Inc.*	199	0.19%	(2,452)
Vishay Intertechnology, Inc.	1,678	0.20%	(2,494)
Gibraltar Industries, Inc.*	1,289	0.30%	(2,523)
Travelers Companies, Inc.	256	0.20%	(2,555)
Estee Lauder Companies, Inc. — Class A	216	0.18%	(2,646)
CH Robinson Worldwide, Inc.	390	0.22%	(2,661)
Paychex, Inc.	625	0.27%	(2,723)
PRA Health Sciences, Inc.*	304	0.18%	(2,756)
NetApp, Inc.	552	0.22%	(2,760)
Sirius XM Holdings, Inc.	5,041	0.19%	(2,821)
Hill-Rom Holdings, Inc.	670	0.39%	(2,852)
La-Z-Boy, Inc.	1,072	0.19%	(2,957)
Sabre Corp.	1,411	0.20%	(3,031)
PulteGroup, Inc.	1,455	0.25%	(3,032)
Heartland Express, Inc.	1,758	0.21%	(3,070)
Alaska Air Group, Inc.	676	0.27%	(3,103)
CVS Health Corp.	1,151	0.49%	(3,108)
Cinemark Holdings, Inc.	744	0.17%	(3,190)
Old Dominion Freight Line, Inc.	262	0.21%	(3,212)
EPR Properties	665	0.28%	(3,262)
Expeditors International of Washington, Inc.	647	0.29%	(3,267)
IQVIA Holdings, Inc.*	518	0.39%	(3,352)
Jabil, Inc.	1,689	0.27%	(3,372)
Universal Health Services, Inc. — Class B	291	0.22%	(3,390)
Park Hotels & Resorts, Inc.	2,082	0.35%	(3,452)
Franklin Resources, Inc.	1,068	0.21%	(3,595)
Edison International	647	0.24%	(3,664)
Norfolk Southern Corp.	477	0.47%	(3,699)
Murphy USA, Inc.*	389	0.20%	(3,758)
Darden Restaurants, Inc.	276	0.18%	(3,848)
Mondelez International, Inc. — Class A	1,826	0.48%	(3,886)
Bruker Corp.	1,401	0.27%	(4,037)
Gentex Corp.	1,404	0.19%	(4,075)
PNC Financial Services Group, Inc.	228	0.17%	(4,114)
Saia, Inc.*	514	0.19%	(4,179)
Activision Blizzard, Inc.	708	0.22%	(4,208)
United Parcel Service, Inc. — Class B	362	0.23%	(4,227)
Quanta Services, Inc.	920	0.18%	(4,272)
Centene Corp.*	226	0.17%	(4,347)
Allergan plc	233	0.20%	(4,478)
Pentair plc	741	0.18%	(4,592)
QUALCOMM, Inc.	973	0.36%	(4,701)
Premier, Inc. — Class A*	1,870	0.46%	(4,702)
Huntington Ingalls Industries, Inc.	145	0.18%	(4,728)
Hyatt Hotels Corp. — Class A	498	0.22%	(4,760)
Interpublic Group of Companies, Inc.	2,405	0.33%	(4,831)
Kinder Morgan, Inc.	2,211	0.22%	(5,055)
Delek US Holdings, Inc.	893	0.19%	(5,167)
Walgreens Boots Alliance, Inc.	378	0.17%	(5,168)
Citrix Systems, Inc.	757	0.51%	(5,185)
Flowers Foods, Inc.	2,656	0.32%	(5,229)
Post Holdings, Inc.*	928	0.54%	(5,237)
JM Smucker Co.	272	0.17%	(5,265)
Texas Instruments, Inc.	429	0.27%	(5,311)
Chesapeake Lodging Trust	1,035	0.17%	(5,327)
Broadridge Financial Solutions, Inc.	294	0.19%	(5,409)
Crane Co.	342	0.16%	(5,423)
Sysco Corp.	1,034	0.43%	(5,640)
Bank of New York Mellon Corp.	943	0.29%	(5,748)
Eaton Corporation plc	1,228	0.55%	(5,822)
Bank of America Corp.	1,116	0.18%	(5,935)
Gilead Sciences, Inc.	612	0.25%	(5,960)
Trinity Industries, Inc.	1,475	0.20%	(5,962)
Johnson Controls International plc	1,022	0.20%	(5,986)
TRI Pointe Group, Inc.*	2,545	0.18%	(6,009)
Oshkosh Corp.	482	0.19%	(6,025)
Humana, Inc.	287	0.54%	(6,027)
Altria Group, Inc.	765	0.25%	(6,167)
Amazon.com, Inc.*	30	0.30%	(6,203)
Catalent, Inc.*	811	0.17%	(6,246)
Piedmont Office Realty Trust, Inc. — Class A	2,605	0.29%	(6,300)
Kansas City Southern	987	0.62%	(6,310)
General Motors Co.	862	0.19%	(6,353)
Allstate Corp.	589	0.32%	(6,459)
Pilgrim's Pride Corp.*	1,670	0.17%	(6,531)
Baxter International, Inc.	1,332	0.58%	(6,600)
TJX Companies, Inc.	637	0.19%	(6,631)
DR Horton, Inc.	893	0.20%	(6,687)
Schneider National, Inc. — Class B	1,760	0.22%	(6,706)
Apple, Inc.	628	0.65%	(6,781)
J.B. Hunt Transport Services, Inc.	514	0.31%	(6,885)
Tech Data Corp.*	457	0.25%	(6,912)
Spirit AeroSystems Holdings, Inc. — Class A	375	0.18%	(6,953)
Accenture plc — Class A	308	0.28%	(7,059)
Ingredion, Inc.	527	0.32%	(7,090)
Union Pacific Corp.	786	0.71%	(7,161)
Rexnord Corp.*	1,171	0.18%	(7,298)
Textron, Inc.	669	0.20%	(7,299)
Quest Diagnostics, Inc.	616	0.34%	(7,323)
InterDigital, Inc.	854	0.37%	(7,354)
Avnet, Inc.	1,581	0.37%	(7,498)
Delta Air Lines, Inc.	1,887	0.62%	(7,509)
News Corp. — Class A	2,231	0.17%	(7,512)
Philip Morris International, Inc.	503	0.22%	(7,634)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[5] (continued)
AT&T, Inc.	1,126	0.21%	$(7,661)
KB Home	1,479	0.19%	(7,712)
Celanese Corp. — Class A	309	0.18%	(7,753)
Schlumberger Ltd.	654	0.15%	(7,767)
Intel Corp.	1,722	0.53%	(7,801)
ONEOK, Inc.	750	0.27%	(7,924)
Hewlett Packard Enterprise Co.	2,427	0.21%	(7,973)
CSX Corp.	853	0.35%	(8,117)
Constellation Brands, Inc. — Class A	155	0.16%	(8,186)
Hartford Financial Services Group, Inc.	1,085	0.32%	(8,258)
Jazz Pharmaceuticals plc*	205	0.17%	(8,262)
Regal Beloit Corp.	1,210	0.56%	(8,270)
Stericycle, Inc.*	912	0.22%	(8,277)
Caterpillar, Inc.	560	0.47%	(8,284)
Weingarten Realty Investors	1,899	0.31%	(8,433)
Arrow Electronics, Inc.*	923	0.42%	(8,433)
Prudential Financial, Inc.	439	0.23%	(8,468)
Knight-Swift Transportation Holdings, Inc.	1,116	0.18%	(8,492)
Domtar Corp.	819	0.19%	(8,531)
Chevron Corp.	1,334	0.95%	(8,602)
XPO Logistics, Inc.*	407	0.15%	(8,641)
Molina Healthcare, Inc.*	457	0.35%	(8,641)
Williams Companies, Inc.	1,435	0.21%	(8,835)
Parker-Hannifin Corp.	447	0.44%	(8,946)
Leidos Holdings, Inc.	826	0.29%	(8,987)
Packaging Corporation of America	324	0.18%	(9,050)
Alexion Pharmaceuticals, Inc.*	296	0.19%	(9,073)
National Fuel Gas Co.	1,932	0.65%	(9,152)
American Airlines Group, Inc.	1,123	0.24%	(9,468)
Meritor, Inc.*	1,930	0.21%	(9,469)
JetBlue Airways Corp.*	2,922	0.31%	(9,534)
JPMorgan Chase & Co.	774	0.50%	(9,575)
Werner Enterprises, Inc.	1,195	0.23%	(9,602)
Lazard Ltd. — Class A	821	0.20%	(9,803)
Louisiana-Pacific Corp.	1,763	0.26%	(9,917)
Ameriprise Financial, Inc.	245	0.17%	(10,041)
Greenbrier Companies, Inc.	854	0.22%	(10,191)
Western Union Co.	4,089	0.46%	(10,227)
Amdocs Ltd.	1,164	0.45%	(10,246)
AGCO Corp.	890	0.33%	(10,281)
PACCAR, Inc.	998	0.37%	(10,468)
Kellogg Co.	930	0.35%	(10,472)
Hospitality Properties Trust	2,510	0.39%	(10,502)
Nu Skin Enterprises, Inc. — Class A	690	0.28%	(10,548)
PBF Energy, Inc. — Class A	830	0.18%	(10,736)
HollyFrontier Corp.	539	0.18%	(10,838)
Lear Corp.	228	0.18%	(10,868)
Kraft Heinz Co.	775	0.22%	(10,894)
Principal Financial Group, Inc.	632	0.18%	(10,955)
Archer-Daniels-Midland Co.	3,280	0.88%	(11,414)
Perrigo Company plc	474	0.12%	(11,468)
PVH Corp.	258	0.16%	(11,494)
Summit Hotel Properties, Inc.	3,301	0.21%	(11,663)
Laboratory Corporation of America Holdings*	322	0.27%	(11,679)
HP, Inc.	3,566	0.48%	(11,793)
IDEXX Laboratories, Inc.*	312	0.38%	(11,805)
ON Semiconductor Corp.*	1,901	0.21%	(11,883)
EMCOR Group, Inc.	846	0.33%	(12,365)
Citigroup, Inc.	692	0.24%	(12,368)
Ryder System, Inc.	801	0.25%	(12,400)
Best Buy Company, Inc.	502	0.17%	(12,424)
Mylan N.V.*	1,051	0.19%	(12,918)
Cognizant Technology Solutions Corp. — Class A	875	0.36%	(12,956)
Masco Corp.	1,451	0.28%	(13,006)
International Paper Co.	1,010	0.27%	(13,235)
Bio-Rad Laboratories, Inc. — Class A*	229	0.35%	(13,499)
Southwest Airlines Co.	1,295	0.39%	(13,542)
Host Hotels & Resorts, Inc.	2,935	0.32%	(13,598)
Seagate Technology plc	838	0.21%	(14,203)
Skyworks Solutions, Inc.	691	0.30%	(14,629)
BorgWarner, Inc.	1,833	0.42%	(14,864)
AECOM*	1,890	0.33%	(14,868)
Cirrus Logic, Inc.*	1,621	0.35%	(14,875)
Huntsman Corp.	1,489	0.19%	(15,915)
MEDNAX, Inc.*	1,560	0.34%	(15,923)
TE Connectivity Ltd.	968	0.48%	(15,963)
Zayo Group Holdings, Inc.*	1,378	0.21%	(16,003)
CoreLogic, Inc.*	1,236	0.27%	(16,071)
LyondellBasell Industries N.V. — Class A	548	0.30%	(16,514)
Belden, Inc.	553	0.15%	(16,606)
Cummins, Inc.	561	0.49%	(17,517)
Chemours Co.	996	0.18%	(17,552)
Ligand Pharmaceuticals, Inc. — Class B*	208	0.19%	(17,596)
Occidental Petroleum Corp.	1,306	0.53%	(17,747)
Exxon Mobil Corp.	2,169	0.97%	(19,406)
Copa Holdings S.A. — Class A	528	0.27%	(19,554)
Vector Group Ltd.	2,824	0.18%	(19,676)
State Street Corp.	873	0.36%	(19,931)
Facebook, Inc. — Class A*	543	0.47%	(19,968)
Valero Energy Corp.	1,009	0.50%	(20,816)
Lions Gate Entertainment Corp. — Class A	2,675	0.28%	(21,245)
Trinseo S.A.	689	0.21%	(22,061)
Eastman Chemical Co.	804	0.39%	(22,493)
Olin Corp.	2,469	0.33%	(22,846)
Westlake Chemical Corp.	1,160	0.50%	(23,759)
Cabot Corp.	1,511	0.43%	(24,372)
Molson Coors Brewing Co. — Class B	1,831	0.67%	(26,248)
Western Digital Corp.	693	0.17%	(26,343)
DXC Technology Co.	1,209	0.42%	(28,421)
Phillips 66	1,257	0.71%	(29,004)
Delphi Technologies plc	1,802	0.17%	(30,013)
Boise Cascade Co.	2,478	0.39%	(30,159)
Cardinal Health, Inc.	2,982	0.87%	(33,873)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[5] (continued)
Senior Housing Properties Trust	8,055	0.62%	$(34,023)
McKesson Corp.	1,486	1.08%	(35,843)
Tyson Foods, Inc. — Class A	1,959	0.69%	(41,490)
FedEx Corp.	590	0.62%	(43,127)
Total Custom Basket of Long Securities			$(1,744,104)

CUSTOM BASKET OF SHORT SECURITIES[6]
Southern Copper Corp.	(6,431)	(0.75%)	82,765
Sensient Technologies Corp.	(4,149)	(0.88%)	82,519
Core Laboratories N.V.	(1,697)	(0.39%)	70,652
Equifax, Inc.	(1,716)	(0.62%)	65,699
WPX Energy, Inc.*	(8,029)	(0.35%)	64,172
Compass Minerals International, Inc.	(2,310)	(0.37%)	55,735
Texas Capital Bancshares, Inc.*	(1,281)	(0.25%)	55,444
Mobile Mini, Inc.	(4,399)	(0.54%)	51,313
First Horizon National Corp.	(9,046)	(0.46%)	50,055
Multi-Color Corp.	(1,619)	(0.22%)	46,387
National Oilwell Varco, Inc.	(2,716)	(0.27%)	43,400
ASGN, Inc.*	(2,665)	(0.56%)	40,462
Sterling Bancorp	(4,814)	(0.31%)	39,312
Leggett & Platt, Inc.	(4,642)	(0.64%)	38,551
PolyOne Corp.	(3,152)	(0.35%)	37,971
Howard Hughes Corp.*	(1,373)	(0.52%)	36,912
Eaton Vance Corp.	(2,830)	(0.38%)	35,719
Corporate Office Properties Trust	(4,941)	(0.40%)	35,378
Pinnacle Financial Partners, Inc.	(1,939)	(0.34%)	35,377
Goldman Sachs Group, Inc.	(455)	(0.29%)	34,979
Valley National Bancorp	(8,963)	(0.31%)	34,188
Healthcare Services Group, Inc.	(3,385)	(0.52%)	33,348
Polaris Industries, Inc.	(1,416)	(0.42%)	32,990
Royal Caribbean Cruises Ltd.	(1,609)	(0.61%)	30,684
Associated Banc-Corp.	(3,692)	(0.28%)	30,233
Scotts Miracle-Gro Co. — Class A	(1,856)	(0.44%)	30,061
Douglas Emmett, Inc.	(6,464)	(0.85%)	29,735
Guidewire Software, Inc.*	(1,411)	(0.44%)	29,057
KeyCorp	(4,457)	(0.25%)	28,971
Allegheny Technologies, Inc.*	(6,250)	(0.52%)	28,929
General Dynamics Corp.	(730)	(0.44%)	28,721
Steven Madden Ltd.	(6,175)	(0.72%)	28,409
Invitation Homes, Inc.	(11,362)	(0.88%)	28,274
Paramount Group, Inc.	(10,780)	(0.52%)	28,166
Cimpress N.V.*	(693)	(0.28%)	27,681
Marriott International, Inc. — Class A	(989)	(0.41%)	26,576
Hanesbrands, Inc.	(4,950)	(0.24%)	26,018
Charles Schwab Corp.	(1,960)	(0.31%)	25,295
WR Grace & Co.	(4,047)	(1.01%)	24,174
Tetra Tech, Inc.	(4,090)	(0.82%)	23,716
Robert Half International, Inc.	(1,239)	(0.27%)	22,937
Graphic Packaging Holding Co.	(9,151)	(0.38%)	22,879
NewMarket Corp.	(888)	(1.41%)	22,634
Washington Federal, Inc.	(2,823)	(0.29%)	22,515
HB Fuller Co.	(3,188)	(0.52%)	21,505
Huntington Bancshares, Inc.	(5,837)	(0.27%)	21,288
Signature Bank	(901)	(0.36%)	20,714
Balchem Corp.	(3,412)	(1.03%)	20,014
Albemarle Corp.	(788)	(0.23%)	19,967
Commercial Metals Co.	(4,317)	(0.27%)	19,907
LKQ Corp.*	(4,907)	(0.45%)	19,762
Pioneer Natural Resources Co.	(890)	(0.45%)	19,741
New York Community Bancorp, Inc.	(8,910)	(0.32%)	19,649
BB&T Corp.	(1,851)	(0.31%)	19,615
Martin Marietta Materials, Inc.	(425)	(0.28%)	19,529
First Republic Bank	(1,512)	(0.51%)	19,433
BancorpSouth Bank	(2,686)	(0.27%)	19,314
Grand Canyon Education, Inc.*	(690)	(0.26%)	19,133
Choice Hotels International, Inc.	(2,231)	(0.62%)	19,012
Vulcan Materials Co.	(745)	(0.28%)	18,875
Netflix, Inc.*	(266)	(0.27%)	18,193
Old National Bancorp	(4,157)	(0.25%)	18,091
Boston Properties, Inc.	(1,364)	(0.59%)	18,012
People's United Financial, Inc.	(4,919)	(0.27%)	18,001
Whirlpool Corp.	(668)	(0.28%)	17,984
Jacobs Engineering Group, Inc.	(1,081)	(0.24%)	17,570
Covanta Holding Corp.	(5,190)	(0.27%)	17,523
Equinix, Inc.	(300)	(0.41%)	17,511
Ulta Beauty, Inc.*	(415)	(0.39%)	17,395
Capitol Federal Financial, Inc.	(17,364)	(0.85%)	17,381
Vornado Realty Trust	(1,656)	(0.40%)	16,457
Xylem, Inc.	(2,552)	(0.66%)	16,268
Sotheby's*	(1,983)	(0.30%)	14,963
Wolverine World Wide, Inc.	(2,334)	(0.29%)	14,854
Washington Real Estate Investment Trust	(2,732)	(0.24%)	14,764
Ally Financial, Inc.	(3,524)	(0.31%)	14,613
Palo Alto Networks, Inc.*	(442)	(0.32%)	14,593
IBERIABANK Corp.	(1,287)	(0.32%)	14,515
US Ecology, Inc.	(1,119)	(0.27%)	14,395
CarMax, Inc.*	(1,192)	(0.29%)	14,380
Wabtec Corp.	(940)	(0.25%)	14,272
Silgan Holdings, Inc.	(4,173)	(0.38%)	14,213
American Homes 4 Rent — Class A	(5,662)	(0.43%)	14,021
Roper Technologies, Inc.	(505)	(0.52%)	14,014
AMETEK, Inc.	(1,704)	(0.44%)	13,733
Adtalem Global Education, Inc.*	(1,354)	(0.25%)	13,692
Allegion plc	(1,543)	(0.47%)	13,688
Costco Wholesale Corp.	(494)	(0.39%)	13,585

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[6] (continued)
PacWest Bancorp	(1,872)	(0.24%)	$13,495
Harley-Davidson, Inc.	(1,878)	(0.25%)	13,333
Alexandria Real Estate Equities, Inc.	(1,274)	(0.57%)	13,087
Ross Stores, Inc.	(991)	(0.32%)	12,593
U.S. Bancorp	(1,455)	(0.26%)	12,545
Sealed Air Corp.	(2,233)	(0.30%)	12,460
Empire State Realty Trust, Inc. — Class A	(9,763)	(0.54%)	12,296
Viad Corp.	(1,541)	(0.30%)	12,131
Crown Holdings, Inc.*	(1,658)	(0.27%)	12,110
Terreno Realty Corp.	(7,338)	(0.99%)	11,879
Retail Opportunity Investments Corp.	(7,617)	(0.47%)	11,506
Floor & Decor Holdings, Inc. — Class A*	(1,638)	(0.16%)	11,500
Easterly Government Properties, Inc.	(5,550)	(0.34%)	11,445
Kilroy Realty Corp.	(2,529)	(0.61%)	10,833
IHS Markit Ltd.*	(4,482)	(0.83%)	10,800
Texas Roadhouse, Inc. — Class A	(2,547)	(0.59%)	10,793
Markel Corp.*	(159)	(0.64%)	10,714
RPM International, Inc.	(3,356)	(0.76%)	10,680
General Mills, Inc.	(1,718)	(0.26%)	10,594
Prologis, Inc.	(1,301)	(0.29%)	10,317
Cheesecake Factory, Inc.	(1,527)	(0.26%)	9,836
Omnicell, Inc.*	(1,118)	(0.26%)	9,719
Bio-Techne Corp.	(483)	(0.27%)	9,034
Service Corporation International	(2,483)	(0.39%)	8,757
Dunkin' Brands Group, Inc.	(1,129)	(0.28%)	8,199
Camden Property Trust	(1,456)	(0.49%)	7,855
Haemonetics Corp.*	(735)	(0.28%)	7,610
West Pharmaceutical Services, Inc.	(731)	(0.28%)	7,523
PPG Industries, Inc.	(812)	(0.32%)	7,312
Tesla, Inc.*	(385)	(0.49%)	7,284
Intuit, Inc.	(464)	(0.35%)	7,137
Atmos Energy Corp.	(2,327)	(0.83%)	7,122
Northrop Grumman Corp.	(286)	(0.27%)	7,026
Liberty Property Trust	(3,805)	(0.61%)	6,937
Regency Centers Corp.	(1,211)	(0.27%)	6,859
Marsh & McLennan Companies, Inc.	(903)	(0.28%)	6,726
Tractor Supply Co.	(912)	(0.29%)	6,486
Tyler Technologies, Inc.*	(501)	(0.36%)	6,479
Chemed Corp.	(255)	(0.28%)	6,470
South Jersey Industries, Inc.	(3,682)	(0.39%)	6,207
Gentherm, Inc.*	(1,766)	(0.27%)	6,101
Fastenal Co.	(1,428)	(0.29%)	6,029
ABM Industries, Inc.	(2,598)	(0.32%)	6,020
Columbia Sportswear Co.	(858)	(0.28%)	5,860
GCP Applied Technologies, Inc.*	(2,939)	(0.28%)	5,775
Arthur J Gallagher & Co.	(1,673)	(0.48%)	5,757
MGM Resorts International	(3,036)	(0.28%)	5,583
iRobot Corp.*	(856)	(0.28%)	5,313
Booking Holdings, Inc.*	(41)	(0.27%)	5,303
Axalta Coating Systems Ltd.*	(3,135)	(0.28%)	4,845
Team, Inc.*	(4,542)	(0.26%)	4,741
Hawaiian Electric Industries, Inc.	(5,804)	(0.82%)	4,514
Six Flags Entertainment Corp.	(1,376)	(0.30%)	4,495
Sempra Energy	(1,024)	(0.43%)	4,455
AutoNation, Inc.*	(1,989)	(0.27%)	4,117
Becton Dickinson and Co.	(336)	(0.29%)	4,092
Air Products & Chemicals, Inc.	(807)	(0.50%)	4,045
Everest Re Group Ltd.	(365)	(0.31%)	3,883
Asbury Automotive Group, Inc.*	(1,156)	(0.30%)	3,864
Genuine Parts Co.	(1,433)	(0.53%)	3,777
TopBuild Corp.*	(1,560)	(0.27%)	3,711
Physicians Realty Trust	(8,210)	(0.51%)	3,564
Sherwin-Williams Co.	(204)	(0.31%)	3,475
Linde plc	(498)	(0.30%)	3,396
Domino's Pizza, Inc.	(296)	(0.28%)	3,347
Cannae Holdings, Inc.*	(6,383)	(0.42%)	3,283
Pool Corp.	(1,036)	(0.59%)	3,054
Meredith Corp.	(2,746)	(0.55%)	3,009
Clorox Co.	(489)	(0.29%)	2,707
Vail Resorts, Inc.	(301)	(0.24%)	2,696
Public Storage	(412)	(0.32%)	2,545
Boeing Co.	(149)	(0.19%)	2,538
STORE Capital Corp.	(4,200)	(0.46%)	2,340
Mettler-Toledo International, Inc.*	(133)	(0.29%)	2,167
McDonald's Corp.	(426)	(0.29%)	2,155
Insulet Corp.*	(968)	(0.30%)	2,026
Berry Global Group, Inc.*	(1,643)	(0.30%)	1,994
Healthcare Trust of America, Inc. — Class A	(6,799)	(0.66%)	1,484
Rexford Industrial Realty, Inc.	(6,137)	(0.70%)	1,023
Axis Capital Holdings Ltd.	(1,979)	(0.39%)	904
MSA Safety, Inc.	(1,025)	(0.37%)	567
Hilton Worldwide Holdings, Inc.	(1,103)	(0.31%)	494
Republic Services, Inc. — Class A	(2,319)	(0.64%)	461
Royal Gold, Inc.	(2,098)	(0.69%)	258
FireEye, Inc.*	(4,300)	(0.27%)	177
NiSource, Inc.	(4,772)	(0.47%)	(76)
Cable One, Inc.	(90)	(0.28%)	(211)
Pegasystems, Inc.	(1,997)	(0.37%)	(217)
Alliant Energy Corp.	(2,912)	(0.47%)	(249)
Equity Residential	(1,911)	(0.49%)	(326)
AptarGroup, Inc.	(830)	(0.30%)	(441)
Intercontinental Exchange, Inc.	(1,268)	(0.37%)	(707)
National Retail Properties, Inc.	(2,402)	(0.45%)	(920)
Crown Castle International Corp.	(1,093)	(0.46%)	(1,178)
AvalonBay Communities, Inc.	(755)	(0.51%)	(1,199)
Digital Realty Trust, Inc.	(1,161)	(0.48%)	(1,675)
ServiceNow, Inc.*	(464)	(0.32%)	(1,718)
TransUnion	(1,250)	(0.27%)	(1,860)
Incyte Corp.*	(1,226)	(0.30%)	(2,003)
Wayfair, Inc. — Class A*	(843)	(0.29%)	(2,032)
salesforce.com, Inc.*	(1,342)	(0.71%)	(2,219)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[6] (continued)
Federal Realty Investment Trust	(691)	(0.31%)	$(2,243)
CoStar Group, Inc.*	(405)	(0.53%)	(2,602)
Essex Property Trust, Inc.	(559)	(0.53%)	(2,920)
Waste Management, Inc.	(1,302)	(0.45%)	(2,942)
SBA Communications Corp.*	(660)	(0.41%)	(3,101)
Deere & Co.	(779)	(0.45%)	(3,369)
American Campus Communities, Inc.	(4,668)	(0.74%)	(3,475)
MarketAxess Holdings, Inc.	(376)	(0.31%)	(3,549)
Glacier Bancorp, Inc.	(2,509)	(0.38%)	(4,190)
Alleghany Corp.	(176)	(0.42%)	(4,689)
Dominion Energy, Inc.	(1,293)	(0.36%)	(4,930)
White Mountains Insurance Group Ltd.	(205)	(0.68%)	(5,640)
Hormel Foods Corp.	(2,875)	(0.47%)	(5,644)
TransDigm Group, Inc.*	(472)	(0.62%)	(5,861)
Ultimate Software Group, Inc.*	(389)	(0.37%)	(8,043)
MSCI, Inc. — Class A	(611)	(0.35%)	(9,810)
Church & Dwight Company, Inc.	(1,192)	(0.30%)	(10,195)
Welltower, Inc.	(1,937)	(0.52%)	(12,084)
Cintas Corp.	(680)	(0.44%)	(12,627)
SPS Commerce, Inc.*	(844)	(0.27%)	(14,257)
Monolithic Power Systems, Inc.	(1,039)	(0.47%)	(15,795)
Ecolab, Inc.	(1,127)	(0.64%)	(16,041)
UDR, Inc.	(3,001)	(0.46%)	(16,688)
American Tower Corp. — Class A	(846)	(0.52%)	(16,866)
HCP, Inc.	(4,523)	(0.49%)	(17,914)
Workday, Inc. — Class A*	(719)	(0.44%)	(18,641)
Copart, Inc.*	(1,608)	(0.30%)	(18,998)
Cornerstone OnDemand, Inc.*	(1,590)	(0.31%)	(19,072)
EastGroup Properties, Inc.	(2,270)	(0.80%)	(19,211)
Eversource Energy	(2,581)	(0.65%)	(20,587)
Sun Communities, Inc.	(3,238)	(1.27%)	(21,135)
Equity LifeStyle Properties, Inc.	(2,989)	(1.12%)	(24,541)
RLI Corp.	(2,522)	(0.67%)	(24,558)
American Water Works Company, Inc.	(2,383)	(0.83%)	(25,240)
Realty Income Corp.	(3,589)	(0.87%)	(31,682)
Verisk Analytics, Inc. — Class A*	(1,832)	(0.77%)	(32,547)
Rollins, Inc.	(8,807)	(1.23%)	(48,118)
Exponent, Inc.	(6,114)	(1.20%)	(52,028)
Total Custom Basket of Short Securities			$2,383,901

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[2]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[3]	Rate indicated is the 7-day yield as of December 31, 2018.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2018.
[6]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,883,710	$—	$—	$22,883,710
Money Market Fund	389,496	—	—	389,496
Securities Lending Collateral	31,227	—	—	31,227
Custom Basket Swap Agreements**	—	2,383,901	—	2,383,901
Total Assets	$23,304,433	$2,383,901	$—	$25,688,334

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$1,744,104	$—	$1,744,104

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 74.2%
Guggenheim Strategy Fund II1	204,459	$5,074,715
Guggenheim Ultra Short Duration Fund[1,2]	497,356	4,953,669
Total Mutual Funds
(Cost $10,062,840)		10,028,384

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 125.9%
Federal Home Loan Bank[3]
0.82% due 01/02/19[4]	$17,000,000	16,999,032
Total Federal Agency Discount Notes
(Cost $16,999,032)		16,999,032

U.S. TREASURY BILLS†† - 11.5%
U.S. Treasury Bills
2.35% due 03/14/19[4,5]	1,256,000	1,250,095
2.31% due 03/14/19[4]	300,000	298,590
Total U.S. Treasury Bills
(Cost $1,548,627)		1,548,685

REPURCHASE AGREEMENTS††,6 - 144.4%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[5]	11,522,608	11,522,608
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[5]	4,791,923	4,791,923
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[5]	3,194,616	3,194,616
Total Repurchase Agreements
(Cost $19,509,147)		19,509,147

	Shares
SECURITIES LENDING COLLATERAL†,7 - 5.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	706,524	706,524
Total Securities Lending Collateral
(Cost $706,524)		706,524
Total Investments - 361.2%
(Cost $48,826,170)		$48,791,772
Other Assets & Liabilities, net - (261.2)%		(35,284,778)
Total Net Assets - 100.0%		$13,506,994

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	41	Mar 2019	$6,820,760	$(198,994)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	2.77%	At Maturity	01/28/19	4,019	$6,683,754	$93,482
Barclays Bank plc	S&P MidCap 400 Index	2.77%	At Maturity	01/31/19	2,838	4,719,723	44,841
BNP Paribas	S&P MidCap 400 Index	2.87%	At Maturity	01/29/19	1,527	2,539,542	24,127
						$13,943,019	$162,450

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2018.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,028,384	$—	$—	$10,028,384
Federal Agency Discount Notes	—	16,999,032	—	16,999,032
U.S. Treasury Bills	—	1,548,685	—	1,548,685
Repurchase Agreements	—	19,509,147	—	19,509,147
Securities Lending Collateral	706,524	—	—	706,524
Equity Index Swap Agreements**	—	162,450	—	162,450
Total Assets	$10,734,908	$38,219,314	$—	$48,954,222

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$198,994	$—	$—	$198,994

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	8,601,145	5,502,423	(8,950,000)	(40,220)	(38,633)	5,074,715	204,459	187,671	5,678
Guggenheim Ultra Short Duration Fund[1]	$6,903,472	$4,700,000	$(6,600,000)	$(24,488)	$(25,315)	$4,953,669	497,356	$160,641	$6,964
	$15,504,617	$10,202,423	$(15,550,000)	$(64,708)	$(63,948)	$10,028,384		$348,312	$12,642

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 67.2%
Technology - 26.0%
Microsoft Corp.	58,093	$5,900,506
Apple, Inc.	35,914	5,665,075
Intel Corp.	38,333	1,798,968
Adobe, Inc.*	4,100	927,584
Broadcom, Inc.	3,473	883,114
Texas Instruments, Inc.	8,067	762,332
NVIDIA Corp.	5,122	683,787
QUALCOMM, Inc.	10,181	579,401
Intuit, Inc.	2,180	429,133
Cognizant Technology Solutions Corp. — Class A	4,863	308,703
Micron Technology, Inc.*	9,527	302,292
Activision Blizzard, Inc.	6,409	298,467
Applied Materials, Inc.	8,256	270,301
Analog Devices, Inc.	3,109	266,845
Fiserv, Inc.*	3,347	245,971
Autodesk, Inc.*	1,836	236,128
NXP Semiconductor N.V.	2,761	202,326
Electronic Arts, Inc.*	2,538	200,274
Workday, Inc. — Class A*	1,251	199,760
Paychex, Inc.	3,015	196,427
Xilinx, Inc.	2,125	180,986
Lam Research Corp.	1,303	177,430
Advanced Micro Devices, Inc.*	8,393	154,935
Cerner Corp.*	2,767	145,101
NetEase, Inc. ADR	615	144,752
Microchip Technology, Inc.	1,986	142,833
Check Point Software Technologies Ltd.*	1,312	134,677
NetApp, Inc.	2,115	126,202
Maxim Integrated Products, Inc.	2,327	118,328
Citrix Systems, Inc.	1,132	115,985
KLA-Tencor Corp.	1,286	115,084
Synopsys, Inc.*	1,248	105,131
Cadence Design Systems, Inc.*	2,370	103,048
Skyworks Solutions, Inc.	1,491	99,927
Take-Two Interactive Software, Inc.*	956	98,411
Western Digital Corp.	2,430	89,837
ASML Holding N.V. — Class G	570	88,703
Total Technology		22,498,764
Communications - 24.5%
Amazon.com, Inc.*	3,701	5,558,791
Alphabet, Inc. — Class C*	2,666	2,760,936
Alphabet, Inc. — Class A*	2,326	2,430,577
Facebook, Inc. — Class A*	18,354	2,406,026
Cisco Systems, Inc.	37,759	1,636,097
Comcast Corp. — Class A	38,130	1,298,327
Netflix, Inc.*	3,663	980,439
Booking Holdings, Inc.*	389	670,021
Charter Communications, Inc. — Class A*	1,923	547,997
T-Mobile US, Inc.*	7,126	453,285
Twenty-First Century Fox, Inc. — Class A	8,877	427,161
Baidu, Inc. ADR*	2,358	373,979
Twenty-First Century Fox, Inc. — Class B	6,707	320,461
eBay, Inc.*	8,087	227,002
Sirius XM Holdings, Inc.[1]	37,305	213,012
JD.com, Inc. ADR*	7,759	162,396
VeriSign, Inc.*	1,015	150,514
Expedia Group, Inc.	1,144	128,872
MercadoLibre, Inc.*	380	111,283
Ctrip.com International Ltd. ADR*	4,090	110,675
Symantec Corp.	5,366	101,391
Liberty Global plc — Class C*	4,521	93,313
Liberty Global plc — Class A*	1,716	36,619
Total Communications		21,199,174
Consumer, Non-cyclical - 10.6%
PepsiCo, Inc.	11,989	1,324,545
Amgen, Inc.	5,351	1,041,679
PayPal Holdings, Inc.*	9,896	832,155
Gilead Sciences, Inc.	10,864	679,543
Biogen, Inc.*	1,692	509,157
Mondelez International, Inc. — Class A	12,210	488,766
Automatic Data Processing, Inc.	3,677	482,128
Intuitive Surgical, Inc.*	959	459,284
Kraft Heinz Co.	10,242	440,816
Celgene Corp.*	5,873	376,401
Illumina, Inc.*	1,234	370,114
Vertex Pharmaceuticals, Inc.*	2,146	355,614
Regeneron Pharmaceuticals, Inc.*	893	333,535
Monster Beverage Corp.*	4,644	228,578
Alexion Pharmaceuticals, Inc.*	1,874	182,453
Verisk Analytics, Inc. — Class A*	1,383	150,802
Cintas Corp.	897	150,687
Align Technology, Inc.*	672	140,737
IDEXX Laboratories, Inc.*	724	134,678
BioMarin Pharmaceutical, Inc.*	1,496	127,384
Mylan N.V.*	4,331	118,669
Incyte Corp.*	1,787	113,635
Henry Schein, Inc.*	1,280	100,506
Total Consumer, Non-cyclical		9,141,866
Consumer, Cyclical - 5.1%
Costco Wholesale Corp.	3,680	749,653
Starbucks Corp.	10,420	671,048
Walgreens Boots Alliance, Inc.	7,972	544,727
Tesla, Inc.*	1,442	479,897
Marriott International, Inc. — Class A	2,865	311,024
Ross Stores, Inc.	3,135	260,832
O'Reilly Automotive, Inc.*	673	231,734
United Continental Holdings, Inc.*	2,288	191,574
Dollar Tree, Inc.*	1,999	180,550
PACCAR, Inc.	2,934	167,649
Fastenal Co.	2,411	126,071
Lululemon Athletica, Inc.*	1,030	125,258
American Airlines Group, Inc.	3,868	124,202
Ulta Beauty, Inc.*	502	122,909
Wynn Resorts Ltd.	913	90,305
Hasbro, Inc.	1,063	86,369
Total Consumer, Cyclical		4,463,802
Industrial - 0.6%
CSX Corp.	7,092	440,626

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 67.2% (continued)
Industrial - 0.6% (continued)
J.B. Hunt Transport Services, Inc.	917	$85,318
Total Industrial		525,944
Utilities - 0.2%
Xcel Energy, Inc.	4,317	212,698
Financial - 0.2%
Willis Towers Watson plc	1,091	165,679
Total Common Stocks
(Cost $62,235,539)		58,207,927

MUTUAL FUNDS† - 10.7%
Guggenheim Strategy Fund II2	204,726	5,081,307
Guggenheim Ultra Short Duration Fund[2,3]	421,260	4,195,747
Total Mutual Funds
(Cost $9,325,565)		9,277,054

	Face Amount
U.S. TREASURY BILLS†† - 18.8%
U.S. Treasury Bills
2.35% due 03/14/19[4,5]	$8,981,000	8,938,778
2.21% due 01/08/19[5,6]	3,859,000	3,857,554
2.31% due 03/14/19[4,5]	3,500,000	3,483,546
Total U.S. Treasury Bills
(Cost $16,279,227)		16,279,878

REPURCHASE AGREEMENTS††,7 - 8.5%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[4]	4,327,187	4,327,187
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[4]	1,799,553	1,799,553
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[4]	1,199,702	1,199,702
Total Repurchase Agreements
(Cost $7,326,442)		7,326,442

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[9]	132,241	132,241
Total Securities Lending Collateral
(Cost $132,241)		132,241
Total Investments - 105.4%
(Cost $95,299,014)		$91,223,542
Other Assets & Liabilities, net - (5.4)%		(4,640,722)
Total Net Assets - 100.0%		$86,582,820

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	115	Mar 2019	$14,594,075	$(992,653)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.92%	At Maturity	01/31/19	9,559	$60,508,590	$398,250
BNP Paribas	NASDAQ-100 Index	3.02%	At Maturity	01/29/19	4,233	26,791,585	176,334
Goldman Sachs International	NASDAQ-100 Index	3.02%	At Maturity	01/28/19	2,106	13,328,594	141,491
						$100,628,769	$716,075

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$58,207,927	$—	$—	$58,207,927
Mutual Funds	9,277,054	—	—	9,277,054
U.S. Treasury Bills	—	16,279,878	—	16,279,878
Repurchase Agreements	—	7,326,442	—	7,326,442
Securities Lending Collateral	132,241	—	—	132,241
Equity Index Swap Agreements**	—	716,075	—	716,075
Total Assets	$67,617,222	$24,322,395	$—	$91,939,617

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$992,653	$—	$—	$992,653

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$3,119,724	$2,000,001	$–	$–	$(38,418)	$5,081,307	204,726	$109,101	$2,729
Guggenheim Ultra Short Duration Fund[1]	1,819,498	3,899,998	(1,500,000)	(1,198)	(22,551)	4,195,747	421,260	89,523	3,058
	$4,939,222	$5,899,999	$(1,500,000)	$(1,198)	$(60,969)	$9,277,054		$198,624	$5,787

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 93.5%
Technology - 36.1%
Microsoft Corp.	886,320	$90,023,522
Apple, Inc.	547,934	86,431,109
Intel Corp.	584,829	27,446,025
Adobe, Inc.*	62,548	14,150,860
Broadcom, Inc.	52,979	13,471,500
Texas Instruments, Inc.	123,084	11,631,438
NVIDIA Corp.	78,165	10,435,027
QUALCOMM, Inc.	155,326	8,839,603
Intuit, Inc.	33,253	6,545,853
Cognizant Technology Solutions Corp. — Class A	74,196	4,709,962
Micron Technology, Inc.*	145,343	4,611,733
Activision Blizzard, Inc.	97,777	4,553,475
Applied Materials, Inc.	125,959	4,123,898
Analog Devices, Inc.	47,432	4,071,089
Fiserv, Inc.*	51,060	3,752,399
Autodesk, Inc.*	28,013	3,602,752
NXP Semiconductor N.V.	42,120	3,086,554
Electronic Arts, Inc.*	38,715	3,055,001
Workday, Inc. — Class A*	19,093	3,048,770
Paychex, Inc.	46,013	2,997,747
Xilinx, Inc.	32,425	2,761,637
Lam Research Corp.	19,885	2,707,740
Advanced Micro Devices, Inc.*	128,062	2,364,024
Cerner Corp.*	42,221	2,214,069
NetEase, Inc. ADR	9,381	2,208,006
Microchip Technology, Inc.	30,306	2,179,608
Check Point Software Technologies Ltd.*	20,017	2,054,745
NetApp, Inc.	32,277	1,925,969
Maxim Integrated Products, Inc.	35,503	1,805,328
Citrix Systems, Inc.	17,268	1,769,279
KLA-Tencor Corp.	19,615	1,755,346
Synopsys, Inc.*	19,040	1,603,930
Cadence Design Systems, Inc.*	36,154	1,571,976
Skyworks Solutions, Inc.	22,749	1,524,638
Take-Two Interactive Software, Inc.*	14,591	1,501,998
Western Digital Corp.	37,087	1,371,106
ASML Holding N.V. — Class G	8,694	1,352,960
Total Technology		343,260,676
Communications - 34.1%
Amazon.com, Inc.*	56,468	84,813,242
Alphabet, Inc. — Class C*	40,675	42,123,437
Alphabet, Inc. — Class A*	35,482	37,077,271
Facebook, Inc. — Class A*	280,017	36,707,428
Cisco Systems, Inc.	576,110	24,962,846
Comcast Corp. — Class A	581,761	19,808,962
Netflix, Inc.*	55,880	14,956,841
Booking Holdings, Inc.*	5,935	10,222,563
Charter Communications, Inc. — Class A*	29,333	8,359,025
T-Mobile US, Inc.*	108,712	6,915,170
Twenty-First Century Fox, Inc. — Class A	135,439	6,517,325
Baidu, Inc. ADR*	35,972	5,705,159
Twenty-First Century Fox, Inc. — Class B	102,322	4,888,945
eBay, Inc.*	123,376	3,463,164
Sirius XM Holdings, Inc.[1]	569,152	3,249,858
JD.com, Inc. ADR*	118,373	2,477,547
VeriSign, Inc.*	15,491	2,297,160
Expedia Group, Inc.	17,449	1,965,630
MercadoLibre, Inc.*	5,792	1,696,187
Ctrip.com International Ltd. ADR*	62,393	1,688,355
Symantec Corp.	81,867	1,546,877
Liberty Global plc — Class C*	68,979	1,423,726
Liberty Global plc — Class A*	26,193	558,959
Total Communications		323,425,677
Consumer, Non-cyclical - 14.7%
PepsiCo, Inc.	182,929	20,209,996
Amgen, Inc.	81,653	15,895,390
PayPal Holdings, Inc.*	150,994	12,697,085
Gilead Sciences, Inc.	165,764	10,368,538
Biogen, Inc.*	25,818	7,769,153
Mondelez International, Inc. — Class A	186,294	7,457,349
Automatic Data Processing, Inc.	56,091	7,354,652
Intuitive Surgical, Inc.*	14,633	7,008,037
Kraft Heinz Co.	156,258	6,725,344
Celgene Corp.*	89,601	5,742,528
Illumina, Inc.*	18,837	5,649,781
Vertex Pharmaceuticals, Inc.*	32,747	5,426,505
Regeneron Pharmaceuticals, Inc.*	13,623	5,088,191
Monster Beverage Corp.*	70,856	3,487,532
Alexion Pharmaceuticals, Inc.*	28,587	2,783,230
Cintas Corp.	13,697	2,300,959
Verisk Analytics, Inc. — Class A*	21,094	2,300,090
Align Technology, Inc.*	10,249	2,146,448
IDEXX Laboratories, Inc.*	11,050	2,055,521
BioMarin Pharmaceutical, Inc.*	22,816	1,942,782
Mylan N.V.*	66,072	1,810,373
Incyte Corp.*	27,269	1,734,036
Henry Schein, Inc.*	19,533	1,533,731
Total Consumer, Non-cyclical		139,487,251
Consumer, Cyclical - 7.2%
Costco Wholesale Corp.	56,151	11,438,520
Starbucks Corp.	158,970	10,237,668
Walgreens Boots Alliance, Inc.	121,625	8,310,636
Tesla, Inc.*	22,005	7,323,264
Marriott International, Inc. — Class A	43,712	4,745,375
Ross Stores, Inc.	47,842	3,980,454
O'Reilly Automotive, Inc.*	10,264	3,534,203
United Continental Holdings, Inc.*	34,913	2,923,265
Dollar Tree, Inc.*	30,493	2,754,128
PACCAR, Inc.	44,777	2,558,558
Fastenal Co.	36,783	1,923,383
Lululemon Athletica, Inc.*	15,709	1,910,372
American Airlines Group, Inc.	59,018	1,895,068
Ulta Beauty, Inc.*	7,659	1,875,230
Wynn Resorts Ltd.	13,934	1,378,212
Hasbro, Inc.	16,211	1,317,144
Total Consumer, Cyclical		68,105,480
Industrial - 0.8%
CSX Corp.	108,204	6,722,714

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 93.5% (continued)
Industrial - 0.8% (continued)
J.B. Hunt Transport Services, Inc.	13,990	$1,301,630
Total Industrial		8,024,344
Utilities - 0.3%
Xcel Energy, Inc.	65,867	3,245,267
Financial - 0.3%
Willis Towers Watson plc	16,650	2,528,469
Total Common Stocks
(Cost $470,679,886)		888,077,164

MUTUAL FUNDS† - 3.7%
Guggenheim Strategy Fund II2	575,584	14,286,006
Guggenheim Ultra Short Duration Fund[2,3]	1,198,915	11,941,191
Guggenheim Strategy Fund III[2]	335,843	8,325,556
Total Mutual Funds
(Cost $34,728,710)		34,552,753

	Face Amount
FEDERAL AGENCY NOTES†† - 1.6%
Federal Home Loan Bank[4]
2.25% due 10/26/22[5]	$10,435,000	10,434,071
Federal Farm Credit Bank[4]
2.43% (U.S. Prime Rate - 3.07%, Rate Floor: 0.00%) due 02/20/19[6]	5,000,000	4,999,748
Total Federal Agency Notes
(Cost $15,430,896)		15,433,819

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
2.21% due 01/08/19[7,8]	3,433,000	3,431,714
2.35% due 03/14/19[8,9]	786,000	782,305
Total U.S. Treasury Bills
(Cost $4,213,740)		4,214,019

FEDERAL AGENCY DISCOUNT NOTES†† - 0.4%
Federal Home Loan Bank[4]
2.15% due 01/02/19[8]	4,000,000	3,999,761
Total Federal Agency Discount Notes
(Cost $3,999,761)		3,999,761

REPURCHASE AGREEMENTS††,10 - 0.4%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[9]	2,260,184	2,260,184
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[9]	939,946	939,946
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[9]	626,631	626,631
Total Repurchase Agreements
(Cost $3,826,761)		3,826,761

	Shares
SECURITIES LENDING COLLATERAL†,11 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[12]	2,363,856	2,363,856
Total Securities Lending Collateral
(Cost $2,363,856)		2,363,856
Total Investments - 100.3%
(Cost $535,243,610)		$952,468,133
Other Assets & Liabilities, net - (0.3)%		(2,755,963)
Total Net Assets - 100.0%		$949,712,170

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	305	Mar 2019	$38,706,025	$(2,414,848)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	3.02%	At Maturity	01/28/19	1,427	$9,034,807	$95,911
BNP Paribas	NASDAQ-100 Index	3.02%	At Maturity	01/29/19	1,448	9,162,835	60,308
Barclays Bank plc	NASDAQ-100 Index	2.92%	At Maturity	01/31/19	769	4,866,935	32,033
						$23,064,577	$188,252

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Security is a step up bond, with a 2.25% coupon rate until 01/26/2019. Future rates range from 2.50% to 6.00% with future step up dates ranging from 01/27/2019 to 07/27/2022.
[6]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[8]	Rate indicated is the effective yield at the time of purchase.
[9]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[10]	Repurchase Agreements — See Note 4.
[11]	Securities lending collateral — See Note 5.
[12]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$888,077,164	$—	$—	$888,077,164
Mutual Funds	34,552,753	—	—	34,552,753
Federal Agency Notes	—	15,433,819	—	15,433,819
U.S. Treasury Bills	—	4,214,019	—	4,214,019
Federal Agency Discount Notes	—	3,999,761	—	3,999,761
Repurchase Agreements	—	3,826,761	—	3,826,761
Securities Lending Collateral	2,363,856	—	—	2,363,856
Equity Index Swap Agreements**	—	188,252	—	188,252
Total Assets	$924,993,773	$27,662,612	$—	$952,656,385

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,414,848	$—	$—	$2,414,848

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period. For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$13,394,166	$1,000,000	$–	$–	$(108,160)	$14,286,006	575,584	$327,100	$7,671
Guggenheim Strategy Fund III	8,005,357	400,000	–	–	(79,801)	8,325,556	335,843	194,486	313
Guggenheim Ultra Short Duration Fund[1]	12,005,436	–	–	–	(64,245)	11,941,191	1,198,915	262,857	8,704
	$33,404,959	$1,400,000	$–	$–	$(252,206)	$34,552,753		$784,443	$16,688

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 78.1%
Consumer, Non-cyclical - 18.2%
Johnson & Johnson	26,765	$3,454,023
Pfizer, Inc.	57,687	2,518,038
UnitedHealth Group, Inc.	9,601	2,391,801
Procter & Gamble Co.	24,863	2,285,407
Merck & Company, Inc.	25,951	1,982,916
Coca-Cola Co.	38,231	1,810,238
PepsiCo, Inc.	14,087	1,556,332
AbbVie, Inc.	15,012	1,383,956
Abbott Laboratories	17,528	1,267,800
Amgen, Inc.	6,359	1,237,907
Medtronic plc	13,403	1,219,137
Eli Lilly & Co.	9,409	1,088,810
Philip Morris International, Inc.	15,514	1,035,715
PayPal Holdings, Inc.*	11,760	988,898
Altria Group, Inc.	18,752	926,161
Thermo Fisher Scientific, Inc.	4,018	899,188
Bristol-Myers Squibb Co.	16,289	846,702
CVS Health Corp.	12,907	845,650
Gilead Sciences, Inc.	12,910	807,521
Cigna Corp.	3,800	721,746
Anthem, Inc.	2,581	677,848
Danaher Corp.	6,155	634,704
Biogen, Inc.*	2,011	605,150
Becton Dickinson and Co.	2,677	603,182
Mondelez International, Inc. — Class A	14,509	580,795
Automatic Data Processing, Inc.	4,368	572,732
Intuitive Surgical, Inc.*	1,140	545,969
Colgate-Palmolive Co.	8,656	515,205
Boston Scientific Corp.*	13,810	488,045
Stryker Corp.	3,099	485,768
Celgene Corp.*	6,978	447,220
Illumina, Inc.*	1,467	439,997
S&P Global, Inc.	2,504	425,530
Allergan plc	3,164	422,900
Vertex Pharmaceuticals, Inc.*	2,550	422,561
Zoetis, Inc.	4,795	410,164
Kimberly-Clark Corp.	3,456	393,777
Humana, Inc.	1,369	392,191
Ecolab, Inc.	2,537	373,827
HCA Healthcare, Inc.	2,679	333,401
Baxter International, Inc.	4,939	325,085
Edwards Lifesciences Corp.*	2,086	319,513
Sysco Corp.	4,772	299,014
Regeneron Pharmaceuticals, Inc.*	775	289,462
Estee Lauder Companies, Inc. — Class A	2,195	285,570
Kraft Heinz Co.	6,206	267,106
Constellation Brands, Inc. — Class A	1,658	266,639
Centene Corp.*	2,049	236,250
Moody's Corp.	1,664	233,027
General Mills, Inc.	5,950	231,693
Archer-Daniels-Midland Co.	5,595	229,227
Kroger Co.	7,964	219,010
Alexion Pharmaceuticals, Inc.*	2,226	216,723
McKesson Corp.	1,950	215,417
Zimmer Biomet Holdings, Inc.	2,036	211,174
Clorox Co.	1,274	196,374
Monster Beverage Corp.*	3,973	195,551
IQVIA Holdings, Inc.*	1,581	183,665
Verisk Analytics, Inc. — Class A*	1,643	179,153
IHS Markit Ltd.*	3,580	171,733
McCormick & Company, Inc.	1,215	169,177
FleetCor Technologies, Inc.*	885	164,362
Global Payments, Inc.	1,579	162,842
ResMed, Inc.	1,422	161,923
Church & Dwight Company, Inc.	2,457	161,572
IDEXX Laboratories, Inc.*	861	160,163
Tyson Foods, Inc. — Class A	2,945	157,263
Align Technology, Inc.*	726	152,046
Hershey Co.	1,400	150,052
ABIOMED, Inc.*	449	145,943
Cintas Corp.	864	145,143
Kellogg Co.	2,528	144,121
Mylan N.V.*	5,146	141,000
Total System Services, Inc.	1,675	136,161
Cardinal Health, Inc.	2,973	132,596
Laboratory Corporation of America Holdings*	1,007	127,244
Cooper Companies, Inc.	490	124,705
Henry Schein, Inc.*	1,521	119,429
WellCare Health Plans, Inc.*	499	117,809
AmerisourceBergen Corp. — Class A	1,565	116,436
Hormel Foods Corp.	2,721	116,132
Gartner, Inc.*	907	115,951
Quest Diagnostics, Inc.	1,358	113,081
Incyte Corp.*	1,763	112,109
Equifax, Inc.	1,203	112,035
Hologic, Inc.*	2,689	110,518
Lamb Weston Holdings, Inc.	1,462	107,545
JM Smucker Co.	1,135	106,111
Molson Coors Brewing Co. — Class B	1,869	104,963
Conagra Brands, Inc.	4,846	103,511
Varian Medical Systems, Inc.*	909	102,999
Universal Health Services, Inc. — Class B	851	99,193
United Rentals, Inc.*	809	82,947
Nielsen Holdings plc	3,543	82,658
Dentsply Sirona, Inc.	2,221	82,643
Brown-Forman Corp. — Class B	1,660	78,983
Avery Dennison Corp.	865	77,703

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 78.1% (continued)
Consumer, Non-cyclical - 18.2% (continued)
Western Union Co.	4,419	75,388
Robert Half International, Inc.	1,212	69,326
DaVita, Inc.*	1,259	64,788
Campbell Soup Co.	1,923	63,440
Nektar Therapeutics*	1,727	56,767
Rollins, Inc.	1,470	53,067
H&R Block, Inc.	2,051	52,034
Perrigo Company plc	1,247	48,321
Quanta Services, Inc.	1,457	43,856
Coty, Inc. — Class A	4,497	29,500
Total Consumer, Non-cyclical		48,965,854
Financial - 14.0%
Berkshire Hathaway, Inc. — Class B*	19,414	3,963,951
JPMorgan Chase & Co.	33,187	3,239,715
Visa, Inc. — Class A	17,537	2,313,832
Bank of America Corp.	91,087	2,244,384
Wells Fargo & Co.	42,279	1,948,216
Mastercard, Inc. — Class A	9,068	1,710,678
Citigroup, Inc.	24,372	1,268,806
American Tower Corp. — Class A REIT	4,396	695,403
U.S. Bancorp	15,160	692,812
CME Group, Inc. — Class A	3,570	671,588
American Express Co.	6,991	666,382
Chubb Ltd.	4,599	594,099
Goldman Sachs Group, Inc.	3,452	576,657
PNC Financial Services Group, Inc.	4,605	538,371
Simon Property Group, Inc. REIT	3,087	518,585
Morgan Stanley	13,047	517,314
Charles Schwab Corp.	11,995	498,152
BlackRock, Inc. — Class A	1,212	476,098
Crown Castle International Corp. REIT	4,140	449,728
Intercontinental Exchange, Inc.	5,684	428,176
Bank of New York Mellon Corp.	9,078	427,301
MetLife, Inc.	9,848	404,359
Marsh & McLennan Companies, Inc.	5,027	400,903
Prologis, Inc. REIT	6,283	368,938
Capital One Financial Corp.	4,727	357,314
Progressive Corp.	5,819	351,060
Aon plc	2,404	349,445
American International Group, Inc.	8,829	347,951
Aflac, Inc.	7,597	346,119
Prudential Financial, Inc.	4,122	336,149
BB&T Corp.	7,691	333,174
Travelers Companies, Inc.	2,643	316,499
Public Storage REIT	1,496	302,805
Allstate Corp.	3,437	283,999
Equinix, Inc. REIT	802	282,753
Welltower, Inc. REIT	3,749	260,218
Equity Residential REIT	3,677	242,719
AvalonBay Communities, Inc. REIT	1,379	240,015
State Street Corp.	3,788	238,909
SunTrust Banks, Inc.	4,484	226,173
T. Rowe Price Group, Inc.	2,402	221,753
Digital Realty Trust, Inc. REIT	2,059	219,386
Ventas, Inc. REIT	3,557	208,405
M&T Bank Corp.	1,401	200,525
Discover Financial Services	3,353	197,760
Willis Towers Watson plc	1,297	196,962
Realty Income Corp. REIT	2,945	185,653
Northern Trust Corp.	2,209	184,650
SBA Communications Corp. REIT*	1,131	183,098
Boston Properties, Inc. REIT	1,541	173,440
Weyerhaeuser Co. REIT	7,477	163,447
Essex Property Trust, Inc. REIT	659	161,593
Hartford Financial Services Group, Inc.	3,580	159,131
Synchrony Financial	6,599	154,812
Fifth Third Bancorp	6,543	153,957
KeyCorp	10,324	152,589
Ameriprise Financial, Inc.	1,391	145,179
First Republic Bank	1,634	141,995
Citizens Financial Group, Inc.	4,670	138,839
Regions Financial Corp.	10,318	138,055
Arthur J Gallagher & Co.	1,833	135,092
HCP, Inc. REIT	4,765	133,086
CBRE Group, Inc. — Class A*	3,164	126,686
Huntington Bancshares, Inc.	10,594	126,280
Loews Corp.	2,759	125,590
Alexandria Real Estate Equities, Inc. REIT	1,073	123,653
Host Hotels & Resorts, Inc. REIT	7,406	123,458
Cincinnati Financial Corp.	1,510	116,904
Principal Financial Group, Inc.	2,627	116,035
Extra Space Storage, Inc. REIT	1,263	114,276
E*TRADE Financial Corp.	2,537	111,323
Comerica, Inc.	1,614	110,866
Cboe Global Markets, Inc.	1,120	109,570
Lincoln National Corp.	2,132	109,393
UDR, Inc. REIT	2,750	108,955
Mid-America Apartment Communities, Inc. REIT	1,136	108,715
Vornado Realty Trust REIT	1,728	107,188
SVB Financial Group*	531	100,847
Regency Centers Corp. REIT	1,691	99,228
Raymond James Financial, Inc.	1,287	95,766

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 78.1% (continued)
Financial - 14.0% (continued)
Nasdaq, Inc.	1,145	93,398
Duke Realty Corp. REIT	3,576	92,618
Iron Mountain, Inc. REIT	2,856	92,563
Everest Re Group Ltd.	406	88,411
Franklin Resources, Inc.	2,970	88,090
Federal Realty Investment Trust REIT	737	86,996
Zions Bancorp North America	1,918	78,139
Torchmark Corp.	1,024	76,319
Alliance Data Systems Corp.	468	70,237
Invesco Ltd.	4,105	68,718
Apartment Investment & Management Co. — Class A REIT	1,553	68,146
SL Green Realty Corp. REIT	851	67,297
Unum Group	2,183	64,137
Kimco Realty Corp. REIT	4,205	61,603
People's United Financial, Inc.	3,767	54,358
Affiliated Managers Group, Inc.	526	51,253
Jefferies Financial Group, Inc.	2,805	48,695
Assurant, Inc.	520	46,509
Macerich Co. REIT	1,056	45,704
Brighthouse Financial, Inc.*	1,184	36,088
Total Financial		37,593,169
Technology - 12.4%
Microsoft Corp.	77,132	7,834,297
Apple, Inc.	44,990	7,096,723
Intel Corp.	45,547	2,137,521
Oracle Corp.	25,430	1,148,164
Adobe, Inc.*	4,871	1,102,015
Broadcom, Inc.	4,126	1,049,159
salesforce.com, Inc.*	7,634	1,045,629
International Business Machines Corp.	9,069	1,030,873
Texas Instruments, Inc.	9,586	905,877
Accenture plc — Class A	6,362	897,106
NVIDIA Corp.	6,088	812,748
QUALCOMM, Inc.	12,097	688,440
Intuit, Inc.	2,590	509,841
Cognizant Technology Solutions Corp. — Class A	5,779	366,851
Micron Technology, Inc.*	11,178	354,678
Activision Blizzard, Inc.	7,615	354,631
Fidelity National Information Services, Inc.	3,268	335,133
HP, Inc.	15,792	323,104
Applied Materials, Inc.	9,810	321,179
Analog Devices, Inc.	3,694	317,056
Red Hat, Inc.*	1,764	309,829
Fiserv, Inc.*	3,977	292,270
Autodesk, Inc.*	2,186	281,141
Electronic Arts, Inc.*	3,015	237,914
Xilinx, Inc.	2,525	215,054
Lam Research Corp.	1,549	210,927
Paychex, Inc.	3,189	207,763
Hewlett Packard Enterprise Co.	14,201	187,595
Cerner Corp.*	3,288	172,423
Microchip Technology, Inc.	2,360	169,731
Advanced Micro Devices, Inc.*	8,777	162,024
NetApp, Inc.	2,514	150,011
DXC Technology Co.	2,795	148,610
Maxim Integrated Products, Inc.	2,765	140,600
KLA-Tencor Corp.	1,528	136,741
Citrix Systems, Inc.	1,278	130,944
MSCI, Inc. — Class A	879	129,591
Synopsys, Inc.*	1,490	125,518
Cadence Design Systems, Inc.*	2,816	122,440
ANSYS, Inc.*	834	119,212
Skyworks Solutions, Inc.	1,772	118,760
Take-Two Interactive Software, Inc.*	1,136	116,940
Broadridge Financial Solutions, Inc.	1,165	112,131
Western Digital Corp.	2,888	106,769
Fortinet, Inc.*	1,445	101,771
Seagate Technology plc	2,599	100,296
Akamai Technologies, Inc.*	1,625	99,255
Jack Henry & Associates, Inc.	771	97,547
Qorvo, Inc.*	1,247	75,730
Xerox Corp.	2,069	40,883
IPG Photonics Corp.*	357	40,445
Total Technology		33,291,890
Communications - 11.4%
Amazon.com, Inc.*	4,099	6,156,575
Alphabet, Inc. — Class C*	3,070	3,179,323
Facebook, Inc. — Class A*	23,976	3,143,014
Alphabet, Inc. — Class A*	2,984	3,118,161
Verizon Communications, Inc.	41,236	2,318,288
AT&T, Inc.	72,632	2,072,917
Cisco Systems, Inc.	44,868	1,944,131
Walt Disney Co.	14,856	1,628,960
Comcast Corp. — Class A	45,308	1,542,737
Netflix, Inc.*	4,352	1,164,856
Booking Holdings, Inc.*	462	795,758
Communications - 11.4%
Twenty-First Century Fox, Inc. — Class A	10,548	507,570
Charter Communications, Inc. — Class A*	1,759	501,262
eBay, Inc.*	9,032	253,528
Twenty-First Century Fox, Inc. — Class B	4,861	232,259
Twitter, Inc.*	7,217	207,417
Motorola Solutions, Inc.	1,632	187,745
Omnicom Group, Inc.	2,237	163,838
VeriSign, Inc.*	1,062	157,484
CBS Corp. — Class B	3,360	146,899
CenturyLink, Inc.	9,490	143,774

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 78.1% (continued)
Communications - 11.4% (continued)
Expedia Group, Inc.	1,182	133,152
Symantec Corp.	6,376	120,474
Arista Networks, Inc.*	519	109,353
F5 Networks, Inc.*	605	98,028
Juniper Networks, Inc.	3,445	92,705
Viacom, Inc. — Class B	3,527	90,644
Discovery, Inc. — Class C*	3,595	82,973
Interpublic Group of Companies, Inc.	3,836	79,137
DISH Network Corp. — Class A*	2,288	57,131
TripAdvisor, Inc.*	1,022	55,127
News Corp. — Class A	3,844	43,630
Discovery, Inc. — Class A*	1,564	38,693
News Corp. — Class B	1,235	14,264
Total Communications		30,581,807
Industrial - 7.1%
Boeing Co.	5,271	1,699,898
3M Co.	5,811	1,107,228
Union Pacific Corp.	7,353	1,016,405
Honeywell International, Inc.	7,388	976,103
United Technologies Corp.	8,099	862,406
Caterpillar, Inc.	5,889	748,315
United Parcel Service, Inc. — Class B	6,938	676,663
General Electric Co.	86,804	657,106
Lockheed Martin Corp.	2,469	646,483
CSX Corp.	8,006	497,413
Deere & Co.	3,210	478,836
General Dynamics Corp.	2,778	436,729
Raytheon Co.	2,840	435,514
Northrop Grumman Corp.	1,733	424,412
Norfolk Southern Corp.	2,718	406,450
FedEx Corp.	2,419	390,257
Illinois Tool Works, Inc.	3,046	385,898
Emerson Electric Co.	6,249	373,378
Waste Management, Inc.	3,914	348,307
Eaton Corporation plc	4,325	296,954
Roper Technologies, Inc.	1,032	275,048
Johnson Controls International plc	9,222	273,432
TE Connectivity Ltd.	3,423	258,881
Amphenol Corp. — Class A	3,007	243,627
Corning, Inc.	7,988	241,317
Ingersoll-Rand plc	2,452	223,696
Agilent Technologies, Inc.	3,181	214,590
Fortive Corp.	2,933	198,447
Parker-Hannifin Corp.	1,321	197,014
Cummins, Inc.	1,474	196,985
Rockwell Automation, Inc.	1,204	181,178
Stanley Black & Decker, Inc.	1,508	180,568
TransDigm Group, Inc.*	484	164,589
Harris Corp.	1,174	158,079
AMETEK, Inc.	2,316	156,793
Republic Services, Inc. — Class A	2,170	156,435
Ball Corp.	3,385	155,642
Waters Corp.*	756	142,619
Mettler-Toledo International, Inc.*	250	141,395
L3 Technologies, Inc.	785	136,323
Vulcan Materials Co.	1,318	130,218
Xylem, Inc.	1,794	119,696
Expeditors International of Washington, Inc.	1,722	117,251
Keysight Technologies, Inc.*	1,870	116,090
CH Robinson Worldwide, Inc.	1,372	115,371
Textron, Inc.	2,425	111,526
Martin Marietta Materials, Inc.	626	107,591
Dover Corp.	1,460	103,587
Kansas City Southern	1,015	96,882
WestRock Co.	2,530	95,533
Masco Corp.	3,049	89,153
PerkinElmer, Inc.	1,110	87,191
Huntington Ingalls Industries, Inc.	429	81,643
J.B. Hunt Transport Services, Inc.	872	81,131
Snap-on, Inc.	556	80,781
Packaging Corporation of America	943	78,703
Garmin Ltd.	1,206	76,364
Allegion plc	949	75,645
Arconic, Inc.	4,292	72,363
Jacobs Engineering Group, Inc.	1,193	69,743
AO Smith Corp.	1,436	61,317
Pentair plc	1,594	60,222
FLIR Systems, Inc.	1,381	60,129
Sealed Air Corp.	1,566	54,559
Fortune Brands Home & Security, Inc.	1,411	53,604
Flowserve Corp.	1,306	49,654
Fluor Corp.	1,404	45,209
Total Industrial		19,052,569
Consumer, Cyclical - 6.6%
Home Depot, Inc.	11,272	1,936,755
McDonald's Corp.	7,693	1,366,046
Walmart, Inc.	14,207	1,323,382
NIKE, Inc. — Class B	12,705	941,949
Costco Wholesale Corp.	4,373	890,824
Starbucks Corp.	12,381	797,336
Lowe's Companies, Inc.	8,013	740,081
TJX Companies, Inc.	12,350	552,539
Walgreens Boots Alliance, Inc.	8,023	548,212
General Motors Co.	13,099	438,162
Target Corp.	5,208	344,197
Delta Air Lines, Inc.	6,226	310,677
Ross Stores, Inc.	3,726	310,003
Marriott International, Inc. — Class A	2,826	306,791
Ford Motor Co.	38,991	298,281
Yum! Brands, Inc.	3,117	286,515
Dollar General Corp.	2,623	283,494
O'Reilly Automotive, Inc.*	799	275,120

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 78.1% (continued)
Consumer, Cyclical - 6.6% (continued)
Southwest Airlines Co.	5,050	234,724
VF Corp.	3,247	231,641
Dollar Tree, Inc.*	2,375	214,510
Hilton Worldwide Holdings, Inc.	2,960	212,528
AutoZone, Inc.*	252	211,262
PACCAR, Inc.	3,487	199,247
Carnival Corp.	3,996	197,003
United Continental Holdings, Inc.*	2,284	191,239
Royal Caribbean Cruises Ltd.	1,710	167,221
Aptiv plc	2,629	161,867
Fastenal Co.	2,865	149,811
Genuine Parts Co.	1,465	140,669
Ulta Beauty, Inc.*	562	137,600
American Airlines Group, Inc.	4,091	131,362
WW Grainger, Inc.	455	128,474
Darden Restaurants, Inc.	1,239	123,727
Best Buy Company, Inc.	2,336	123,715
MGM Resorts International	4,998	121,251
DR Horton, Inc.	3,417	118,433
Advance Auto Parts, Inc.	727	114,473
Lennar Corp. — Class A	2,919	114,279
CarMax, Inc.*	1,743	109,338
Kohl's Corp.	1,648	109,328
Chipotle Mexican Grill, Inc. — Class A*	244	105,357
Tractor Supply Co.	1,218	101,630
Copart, Inc.*	2,055	98,188
Tapestry, Inc.	2,892	97,605
Wynn Resorts Ltd.	977	96,635
Hasbro, Inc.	1,161	94,331
Norwegian Cruise Line Holdings Ltd.*	2,195	93,046
Macy's, Inc.	3,068	91,365
Tiffany & Co.	1,083	87,192
Newell Brands, Inc.	4,286	79,677
LKQ Corp.*	3,176	75,366
Alaska Air Group, Inc.	1,230	74,846
Mohawk Industries, Inc.*	629	73,568
BorgWarner, Inc.	2,078	72,190
PVH Corp.	756	70,270
Whirlpool Corp.	637	68,076
PulteGroup, Inc.	2,579	67,028
Foot Locker, Inc.	1,147	61,020
L Brands, Inc.	2,279	58,502
Michael Kors Holdings Ltd.*	1,499	56,842
Ralph Lauren Corp. — Class A	544	56,282
Harley-Davidson, Inc.	1,625	55,445
Gap, Inc.	2,132	54,920
Nordstrom, Inc.	1,135	52,902
Goodyear Tire & Rubber Co.	2,325	47,453
Leggett & Platt, Inc.	1,302	46,664
Hanesbrands, Inc.	3,600	45,108
Mattel, Inc.*	3,444	34,406
Under Armour, Inc. — Class A*	1,872	33,078
Under Armour, Inc. — Class C*	1,920	31,047
Total Consumer, Cyclical		17,674,105
Energy - 4.1%
Exxon Mobil Corp.	42,252	2,881,164
Chevron Corp.	19,069	2,074,517
ConocoPhillips	11,489	716,339
EOG Resources, Inc.	5,787	504,684
Schlumberger Ltd.	13,820	498,626
Occidental Petroleum Corp.	7,535	462,498
Marathon Petroleum Corp.	6,895	406,874
Phillips 66	4,234	364,759
Valero Energy Corp.	4,234	317,423
Kinder Morgan, Inc.	18,942	291,328
Williams Companies, Inc.	12,081	266,386
Halliburton Co.	8,743	232,389
Pioneer Natural Resources Co.	1,701	223,716
ONEOK, Inc.	4,105	221,465
Anadarko Petroleum Corp.	5,033	220,647
Concho Resources, Inc.*	1,998	205,374
Diamondback Energy, Inc.	1,539	142,665
Marathon Oil Corp.	8,296	118,965
Baker Hughes a GE Co.	5,123	110,144
Devon Energy Corp.	4,672	105,307
Hess Corp.	2,483	100,561
Apache Corp.	3,788	99,435
National Oilwell Varco, Inc.	3,826	98,328
Cabot Oil & Gas Corp. — Class A	4,303	96,172
Noble Energy, Inc.	4,788	89,823
TechnipFMC plc	4,246	83,137
HollyFrontier Corp.	1,591	81,332
Cimarex Energy Co.	954	58,814
Helmerich & Payne, Inc.	1,088	52,159
Newfield Exploration Co.*	1,999	29,305
Total Energy		11,154,336
Utilities - 2.6%
NextEra Energy, Inc.	4,770	829,121
Duke Energy Corp.	7,114	613,938
Dominion Energy, Inc.	6,551	468,134
Southern Co.	10,268	450,971
Exelon Corp.	9,650	435,215
American Electric Power Company, Inc.	4,921	367,795
Sempra Energy	2,731	295,467
Public Service Enterprise Group, Inc.	5,044	262,540
Xcel Energy, Inc.	5,130	252,755
Consolidated Edison, Inc.	3,108	237,638
WEC Energy Group, Inc.	3,149	218,100
Eversource Energy	3,162	205,656
PPL Corp.	7,187	203,608
DTE Energy Co.	1,816	200,305
Edison International	3,251	184,559
FirstEnergy Corp.	4,849	182,080
American Water Works Company, Inc.	1,802	163,567
Ameren Corp.	2,438	159,031
Entergy Corp.	1,808	155,615
Evergy, Inc.	2,629	149,248

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 78.1% (continued)
Utilities - 2.6% (continued)
CenterPoint Energy, Inc.	5,002	$141,206
CMS Energy Corp.	2,828	140,410
PG&E Corp.*	5,176	122,930
NRG Energy, Inc.	2,893	114,563
Alliant Energy Corp.	2,355	99,499
AES Corp.	6,610	95,581
Pinnacle West Capital Corp.	1,119	95,339
NiSource, Inc.	3,625	91,894
SCANA Corp.	1,423	67,991
Total Utilities		7,004,756
Basic Materials - 1.7%
DowDuPont, Inc.	22,896	1,224,478
Linde plc	5,499	858,064
Air Products & Chemicals, Inc.	2,191	350,670
Sherwin-Williams Co.	822	323,424
LyondellBasell Industries N.V. — Class A	3,140	261,122
PPG Industries, Inc.	2,394	244,739
Newmont Mining Corp.	5,316	184,199
International Paper Co.	4,042	163,135
Nucor Corp.	3,133	162,321
Freeport-McMoRan, Inc.	14,461	149,093
International Flavors & Fragrances, Inc.	1,011	135,747
Celanese Corp. — Class A	1,335	120,110
Mosaic Co.	3,539	103,374
Eastman Chemical Co.	1,398	102,208
CF Industries Holdings, Inc.	2,303	100,204
FMC Corp.	1,344	99,402
Albemarle Corp.	1,060	81,694
Total Basic Materials		4,663,984
Total Common Stocks
(Cost $207,336,487)		209,982,470

MUTUAL FUNDS† - 11.7%
Guggenheim Strategy Fund II1	622,408	15,448,155
Guggenheim Ultra Short Duration Fund[1,6]	906,320	9,026,949
Guggenheim Strategy Fund III[1]	279,864	6,937,831
Total Mutual Funds
(Cost $31,490,249)		31,412,935

	Face Amount
U.S. TREASURY BILLS†† - 5.6%
U.S. Treasury Bills
2.35% due 03/14/19[2,3]	$12,235,000	12,177,480
2.31% due 03/14/19[3]	2,200,000	2,189,657
2.21% due 01/08/19[3,4]	605,000	604,773
Total U.S. Treasury Bills
(Cost $14,971,294)		14,971,910

REPURCHASE AGREEMENTS††,5 - 1.5%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[2]	2,379,657	2,379,657
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[2]	989,631	989,631
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[2]	659,754	659,754
Total Repurchase Agreements
(Cost $4,029,042)		4,029,042
Total Investments - 96.9%
(Cost $257,827,072)		$260,396,357
Other Assets & Liabilities, net - 3.1%		8,320,139
Total Net Assets - 100.0%		$268,716,496

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	494	Mar 2019	$61,984,650	$119,010

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	2.92%	At Maturity	01/28/19	30,880	$77,411,020	$403,170
Barclays Bank plc	S&P 500 Index	2.87%	At Maturity	01/31/19	11,957	29,974,189	215,464
BNP Paribas	S&P 500 Index	2.97%	At Maturity	01/29/19	9,842	24,671,654	177,349
						$132,056,863	$795,983

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[5]	Repurchase Agreements — See Note 4.
[6]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized into the Guggenheim Ultra Short Duration Fund.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$209,982,470	$—	$—	$209,982,470
Mutual Funds	31,412,935	—	—	31,412,935
U.S. Treasury Bills	—	14,971,910	—	14,971,910
Repurchase Agreements	—	4,029,042	—	4,029,042
Equity Futures Contracts**	119,010	—	—	119,010
Equity Index Swap Agreements**	—	795,983	—	795,983
Total Assets	$241,514,415	$19,796,935	$—	$261,311,350

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the "Cash Management Funds"), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds' annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:
Security Name	Value 3/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$15,566,412	$–	$–	$–	$(118,257)	$15,448,155	$622,408	$365,447	$8,295
Guggenheim Strategy Fund III	7,004,998	–	–	–	(67,167)	6,937,831	279,864	168,493	261
Guggenheim Ultra Short Duration Fund[1]	12,074,916–	2,500,000	(5,500,000)	16,963	(64,930)	9,026,949	906,320	228,677	6,580
	$34,646,326	$2,500,000	$(5,500,000)	$16,963	$(250,354)	$31,412,935		$762,617	$15,136

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized into the Guggenheim Ultra Short Duration Fund.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 95.1%
Mining - 95.1%
Newmont Mining Corp.	88,859	$3,078,964
Barrick Gold Corp.	225,592	3,054,516
Freeport-McMoRan, Inc.	279,860	2,885,357
Franco-Nevada Corp.	38,469	2,699,370
Agnico Eagle Mines Ltd.	56,724	2,291,650
Goldcorp, Inc.	225,319	2,208,126
Wheaton Precious Metals Corp.	112,296	2,193,141
Randgold Resources Ltd. ADR	25,578	2,122,286
Royal Gold, Inc.	21,118	1,808,757
Kirkland Lake Gold Ltd.[1]	68,240	1,780,382
AngloGold Ashanti Ltd. ADR	133,917	1,680,658
Kinross Gold Corp.*	514,213	1,666,050
B2Gold Corp.*	474,342	1,385,079
Gold Fields Ltd. ADR	383,450	1,349,744
Yamana Gold, Inc.	520,602	1,228,621
Pan American Silver Corp.	78,200	1,141,720
Sibanye Gold Ltd. ADR*	374,592	1,060,095
IAMGOLD Corp.*	278,303	1,024,155
Pretium Resources, Inc.*	113,869	962,193
Alamos Gold, Inc. — Class A	256,284	922,622
SSR Mining, Inc.*	73,721	891,287
Novagold Resources, Inc.*,1	219,928	868,716
Osisko Gold Royalties Ltd.	98,646	866,112
First Majestic Silver Corp.*	143,800	846,982
Hecla Mining Co.	345,967	816,482
Tahoe Resources, Inc.*	222,103	810,676
Coeur Mining, Inc.*	161,407	721,489
Sandstorm Gold Ltd.*	149,125	687,466
Seabridge Gold, Inc.*	49,528	655,255
MAG Silver Corp.*	82,836	604,703
Fortuna Silver Mines, Inc.*	162,922	593,036
Gold Resource Corp.	93,974	375,896
Total Mining		45,281,586
Total Common Stocks
(Cost $38,689,128)		45,281,586

EXCHANGE-TRADED FUNDS† - 4.0%
VanEck Vectors Junior Gold Miners ETF	63,183	1,909,391
Total Exchange-Traded Funds
(Cost $1,724,648)		1,909,391

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$349,026	349,026
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	145,150	145,150
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	96,766	96,766
Total Repurchase Agreements
(Cost $590,942)		590,942

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	1,194,167	1,194,167
Total Securities Lending Collateral
(Cost $1,194,167)		1,194,167
Total Investments - 102.8%
(Cost $42,198,885)		$48,976,086
Other Assets & Liabilities, net - (2.8)%		(1,337,301)
Total Net Assets - 100.0%		$47,638,785

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,281,586	$—	$—	$45,281,586
Exchange-Traded Funds	1,909,391	—	—	1,909,391
Repurchase Agreements	—	590,942	—	590,942
Securities Lending Collateral	1,194,167	—	—	1,194,167
Total Assets	$48,385,144	$590,942	$—	$48,976,086

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.0%
REITs - 94.5%
REITs-Diversified - 22.2%
American Tower Corp. — Class A	2,859	$452,265
Crown Castle International Corp.	3,395	368,799
Equinix, Inc.	814	286,984
Digital Realty Trust, Inc.	2,440	259,982
SBA Communications Corp.*	1,441	233,284
Weyerhaeuser Co.	10,012	218,862
Vornado Realty Trust	3,026	187,703
WP Carey, Inc.	2,664	174,066
Duke Realty Corp.	6,324	163,792
Lamar Advertising Co. — Class A	2,164	149,706
VICI Properties, Inc.	7,970	149,677
Gaming and Leisure Properties, Inc.	4,428	143,069
New Residential Investment Corp.	8,500	120,785
EPR Properties	1,797	115,062
CoreSite Realty Corp.	1,270	110,782
Rayonier, Inc.	3,752	103,893
Uniti Group, Inc.	5,938	92,455
Outfront Media, Inc.	4,847	87,828
GEO Group, Inc.	4,329	85,281
CoreCivic, Inc.	4,525	80,681
PotlatchDeltic Corp.	2,438	77,138
Total REITs-Diversified		3,662,094
REITs-Apartments - 11.2%
Equity Residential	4,045	267,010
AvalonBay Communities, Inc.	1,519	264,382
Essex Property Trust, Inc.	882	216,275
Mid-America Apartment Communities, Inc.	1,878	179,725
UDR, Inc.	4,491	177,933
Invitation Homes, Inc.	8,801	176,724
Camden Property Trust	1,764	155,320
Apartment Investment & Management Co. — Class A	3,220	141,294
American Homes 4 Rent — Class A	6,724	133,471
American Campus Communities, Inc.	3,111	128,764
Total REITs-Apartments		1,840,898
REITs-Office Property - 10.8%
Boston Properties, Inc.	2,018	227,126
Alexandria Real Estate Equities, Inc.	1,642	189,224
SL Green Realty Corp.	1,791	141,632
Kilroy Realty Corp.	2,213	139,153
Douglas Emmett, Inc.	3,886	132,629
Hudson Pacific Properties, Inc.	4,157	120,802
JBG SMITH Properties	3,180	110,696
Highwoods Properties, Inc.	2,809	108,680
Equity Commonwealth	3,502	105,095
Paramount Group, Inc.	7,485	94,012
Empire State Realty Trust, Inc. — Class A	6,067	86,333
Columbia Property Trust, Inc.	4,414	85,411
Corporate Office Properties Trust	3,911	82,248
Brandywine Realty Trust	6,348	81,699
Piedmont Office Realty Trust, Inc. — Class A	4,727	80,548
Total REITs-Office Property		1,785,288
REITs-Health Care - 9.5%
Welltower, Inc.	3,999	277,571
Ventas, Inc.	4,191	245,551
HCP, Inc.	7,122	198,917
Omega Healthcare Investors, Inc.	4,109	144,431
Medical Properties Trust, Inc.	8,159	131,197
Healthcare Trust of America, Inc. — Class A	4,860	123,007
Healthcare Realty Trust, Inc.	3,562	101,303
Physicians Realty Trust	5,819	93,279
Sabra Health Care REIT, Inc.	5,617	92,568
Senior Housing Properties Trust	7,829	91,756
CareTrust REIT, Inc.	3,637	67,139
Total REITs-Health Care		1,566,719
REITs-Warehouse/Industries – 7.0%
Prologis, Inc.	5,612	329,537
Liberty Property Trust	3,219	134,812
CyrusOne, Inc.	2,377	125,696
Americold Realty Trust	4,160	106,246
First Industrial Realty Trust, Inc.	3,591	103,636
EastGroup Properties, Inc.	1,081	99,160
STAG Industrial, Inc.	3,656	90,961
Rexford Industrial Realty, Inc.	3,086	90,944
QTS Realty Trust, Inc. — Class A	1,962	72,692
Total REITs-Warehouse/Industries		1,153,684
REITs-Shopping Centers - 6.5%
Regency Centers Corp.	3,010	176,627
Federal Realty Investment Trust	1,374	162,187
Kimco Realty Corp.	9,389	137,549
Brixmor Property Group, Inc.	7,850	115,317
Weingarten Realty Investors	3,849	95,494
Retail Properties of America, Inc. — Class A	7,681	83,339
SITE Centers Corp.	7,074	78,309
Acadia Realty Trust	3,193	75,866
Urban Edge Properties	4,530	75,289
Retail Opportunity Investments Corp.	4,655	73,921
Total REITs-Shopping Centers		1,073,898
REITs-Hotels - 6.5%
Host Hotels & Resorts, Inc.	11,502	191,738
MGM Growth Properties LLC — Class A	5,420	143,142
Park Hotels & Resorts, Inc.	4,730	122,885
Pebblebrook Hotel Trust	4,185	118,477
Hospitality Properties Trust	4,548	108,606
Ryman Hospitality Properties, Inc.	1,547	103,169
Apple Hospitality REIT, Inc.	7,009	99,948
Sunstone Hotel Investors, Inc.	7,138	92,865
RLJ Lodging Trust	5,550	91,020
Total REITs-Hotels		1,071,850
REITs-Storage - 5.6%
Public Storage	1,599	323,654

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.0% (continued)
REITs - 94.5% (continued)
REITs-Storage - 5.6% (continued)
Extra Space Storage, Inc.	2,022	$182,951
Iron Mountain, Inc.	5,130	166,263
CubeSmart	4,345	124,658
Life Storage, Inc.	1,208	112,332
Total REITs-Storage		909,858
REITs-Mortgage - 5.2%
Annaly Capital Management, Inc.	19,850	194,927
AGNC Investment Corp.	9,501	166,648
Starwood Property Trust, Inc.	6,201	122,222
Blackstone Mortgage Trust, Inc. — Class A	3,291	104,851
Chimera Investment Corp.	5,507	98,135
Two Harbors Investment Corp.	7,362	94,528
Apollo Commercial Real Estate Finance, Inc.	4,747	79,085
Total REITs-Mortgage		860,396
REITs-Regional Malls - 4.3%
Simon Property Group, Inc.	2,366	397,464
Macerich Co.	3,241	140,270
Taubman Centers, Inc.	2,043	92,936
Tanger Factory Outlet Centers, Inc.	3,810	77,038
Total REITs-Regional Malls		707,708
REITs-Single Tenant - 3.7%
Realty Income Corp.	3,723	234,698
National Retail Properties, Inc.	3,112	150,963
STORE Capital Corp.	4,673	132,293
Spirit Realty Capital, Inc.	2,729	96,197
Total REITs-Single Tenant		614,151
REITs-Manufactured Homes - 2.0%
Sun Communities, Inc.	1,598	162,533
Equity LifeStyle Properties, Inc.	1,655	160,750
Total REITs-Manufactured Homes		323,283
Total REITs		15,569,827
Real Estate - 3.5%
Real Estate Management/Services - 2.8%
CBRE Group, Inc. — Class A*	5,006	200,440
Jones Lang LaSalle, Inc.	1,034	130,904
Realogy Holdings Corp.	4,746	69,671
Redfin Corp.*,1	4,464	64,282
Total Real Estate Management/Services		465,297
Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	1,172	114,411
Total Real Estate		579,708
Total Common Stocks
(Cost $15,869,064)		16,149,535

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$58,538	58,538
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	24,344	24,344
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	16,230	16,230
Total Repurchase Agreements
(Cost $99,112)		99,112

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	43,668	43,668
Total Securities Lending Collateral
(Cost $43,668)		43,668
Total Investments - 98.9%
(Cost $16,011,844)		$16,292,315
Other Assets & Liabilities, net - 1.1%		185,151
Total Net Assets - 100.0%		$16,477,466

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,149,535	$—	$—	$16,149,535
Repurchase Agreements	—	99,112	—	99,112
Securities Lending Collateral	43,668	—	—	43,668
Total Assets	$16,193,203	$99,112	$—	$16,292,315

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 65.6%
Walmart, Inc.	27,679	$2,578,299
Home Depot, Inc.	12,685	2,179,537
Costco Wholesale Corp.	7,229	1,472,620
Lowe's Companies, Inc.	14,561	1,344,854
Walgreens Boots Alliance, Inc.	17,883	1,221,945
TJX Companies, Inc.	26,204	1,172,367
Target Corp.	14,232	940,593
Ross Stores, Inc.	10,596	881,587
Dollar General Corp.	7,800	843,024
O'Reilly Automotive, Inc.*	2,364	813,996
Dollar Tree, Inc.*	8,047	726,805
AutoZone, Inc.*	861	721,811
Best Buy Company, Inc.	11,354	601,308
Ulta Beauty, Inc.*	2,445	598,634
Genuine Parts Co.	6,133	588,891
CarMax, Inc.*	8,663	543,430
Advance Auto Parts, Inc.	3,365	529,853
Kohl's Corp.	7,935	526,408
Burlington Stores, Inc.*	3,144	511,434
Tiffany & Co.	6,222	500,933
Gap, Inc.	19,115	492,402
Tractor Supply Co.	5,845	487,707
Macy's, Inc.	15,483	461,084
Qurate Retail, Inc. — Class A*	23,460	457,939
Nordstrom, Inc.	9,310	433,939
L Brands, Inc.	16,152	414,622
Foot Locker, Inc.	7,551	401,713
Five Below, Inc.*	3,690	377,561
Ollie's Bargain Outlet Holdings, Inc.*	4,791	318,649
Williams-Sonoma, Inc.	6,244	315,010
Urban Outfitters, Inc.*	8,849	293,787
American Eagle Outfitters, Inc.	15,099	291,864
AutoNation, Inc.*	7,898	281,959
Dick's Sporting Goods, Inc.	8,622	269,006
Floor & Decor Holdings, Inc. — Class A*	9,670	250,453
RH*	2,042	244,672
Michaels Companies, Inc.*	16,710	226,253
Sally Beauty Holdings, Inc.*	12,878	219,570
DSW, Inc. — Class A	8,772	216,668
Dillard's, Inc. — Class A1	3,253	196,188
Bed Bath & Beyond, Inc.	16,410	185,761
Children's Place, Inc.	2,039	183,694
Abercrombie & Fitch Co. — Class A	9,080	182,054
GameStop Corp. — Class A	13,935	175,860
At Home Group, Inc.*	9,260	172,792
Big Lots, Inc.	5,748	166,232
Tailored Brands, Inc.	9,760	133,126
Total Retail		27,148,894
Internet - 30.8%
Amazon.com, Inc.*	2,691	4,041,801
Alibaba Group Holding Ltd. ADR*	11,470	1,572,193
Booking Holdings, Inc.*	801	1,379,658
eBay, Inc.*	28,560	801,679
JD.com, Inc. ADR*	38,053	796,449
Ctrip.com International Ltd. ADR*	24,396	660,156
Expedia Group, Inc.	5,592	629,939
MercadoLibre, Inc.*	1,670	489,059
Wayfair, Inc. — Class A*	4,958	446,617
GrubHub, Inc.*	5,570	427,832
Baozun, Inc. ADR*,1	13,600	397,256
Etsy, Inc.*	7,650	363,910
Stamps.com, Inc.*	1,720	267,701
Stitch Fix, Inc. — Class A*,1	11,230	191,921
Shutterfly, Inc.*	4,724	190,188
Overstock.com, Inc.*	7,770	105,517
Total Internet		12,761,876
Distribution & Wholesale - 1.9%
LKQ Corp.*	17,731	420,757
Pool Corp.	2,586	384,409
Total Distribution & Wholesale		805,166
Commercial Services - 1.2%
Monro, Inc.	3,319	228,181
NutriSystem, Inc.	4,022	176,485
Rent-A-Center, Inc.*	6,750	109,283
Total Commercial Services		513,949
Total Common Stocks
(Cost $36,983,084)		41,229,885

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$86,445	86,445
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	35,950	35,950
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	23,967	23,967
Total Repurchase Agreements
(Cost $146,362)		146,362

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	490,551	490,551
Total Securities Lending Collateral
(Cost $490,551)		490,551
Total Investments - 101.1%
(Cost $37,619,997)		$41,866,798
Other Assets & Liabilities, net - (1.1)%		(450,865)
Total Net Assets - 100.0%		$41,415,933

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,229,885	$—	$—	$41,229,885
Repurchase Agreements	—	146,362	—	146,362
Securities Lending Collateral	490,551	—	—	490,551
Total Assets	$41,720,436	$146,362	$—	$41,866,798

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2%
Financial - 3.6%
Industrial Logistics Properties Trust REIT[1]	157	$3,090
Primerica, Inc.	25	2,443
MGIC Investment Corp.*	216	2,259
First Financial Bankshares, Inc.	38	2,192
First Industrial Realty Trust, Inc. REIT	74	2,136
Selective Insurance Group, Inc.	35	2,133
Radian Group, Inc.	130	2,127
Kemper Corp.	32	2,124
IBERIABANK Corp.	33	2,121
Healthcare Realty Trust, Inc. REIT	74	2,105
Blackstone Mortgage Trust, Inc. — Class A REIT	66	2,103
Cousins Properties, Inc. REIT	254	2,007
Pebblebrook Hotel Trust REIT	70	1,982
MB Financial, Inc.	50	1,982
Glacier Bancorp, Inc.	50	1,981
Essent Group Ltd.*	56	1,914
United Bankshares, Inc.	60	1,867
Community Bank System, Inc.	31	1,807
Sabra Health Care REIT, Inc.	107	1,763
Physicians Realty Trust REIT	110	1,763
Sunstone Hotel Investors, Inc. REIT	135	1,756
Ryman Hospitality Properties, Inc. REIT	26	1,734
Hancock Whitney Corp.	50	1,733
Valley National Bancorp	193	1,714
RLJ Lodging Trust REIT	104	1,706
Stifel Financial Corp.	41	1,698
National Health Investors, Inc. REIT	22	1,662
EastGroup Properties, Inc. REIT	18	1,651
UMB Financial Corp.	27	1,646
Columbia Banking System, Inc.	45	1,633
Fulton Financial Corp.	103	1,594
RLI Corp.	23	1,587
Cathay General Bancorp	47	1,576
PS Business Parks, Inc. REIT	12	1,572
Home BancShares, Inc.	96	1,569
Federated Investors, Inc. — Class B	58	1,540
Chemical Financial Corp.	42	1,538
BancorpSouth Bank	57	1,490
American Equity Investment Life Holding Co.	53	1,481
CNO Financial Group, Inc.	99	1,473
Trustmark Corp.	50	1,422
GEO Group, Inc. REIT	72	1,418
Genworth Financial, Inc. — Class A*	303	1,412
Old National Bancorp	91	1,401
Rexford Industrial Realty, Inc. REIT	47	1,385
Kennedy-Wilson Holdings, Inc.	75	1,362
First Financial Bancorp	57	1,352
Enstar Group Ltd.*	8	1,341
ProAssurance Corp.	33	1,338
Washington Federal, Inc.	50	1,335
CVB Financial Corp.	66	1,335
South State Corp.	22	1,319
Simmons First National Corp. — Class A	54	1,303
Piedmont Office Realty Trust, Inc. — Class A REIT	76	1,295
Investors Bancorp, Inc.	124	1,290
CoreCivic, Inc. REIT	72	1,284
Americold Realty Trust REIT	49	1,251
STAG Industrial, Inc. REIT	50	1,244
PotlatchDeltic Corp. REIT	39	1,234
Apollo Commercial Real Estate Finance, Inc. REIT	73	1,216
Argo Group International Holdings Ltd.	18	1,211
Independent Bank Corp.	17	1,195
CenterState Bank Corp.	55	1,157
QTS Realty Trust, Inc. — Class A REIT	31	1,149
Acadia Realty Trust REIT	48	1,141
WesBanco, Inc.	31	1,137
Ellie Mae, Inc.*	18	1,131
Union Bankshares Corp.	40	1,129
International Bancshares Corp.	32	1,101
First BanCorp	128	1,101
LendingTree, Inc.*	5	1,098
Great Western Bancorp, Inc.	35	1,094
Tanger Factory Outlet Centers, Inc. REIT	54	1,092
Urban Edge Properties REIT	65	1,080
First Midwest Bancorp, Inc.	54	1,070
Mack-Cali Realty Corp. REIT	54	1,058
Terreno Realty Corp. REIT	30	1,055
Third Point Reinsurance Ltd.*	109	1,051
Four Corners Property Trust, Inc. REIT	40	1,048
Bank of NT Butterfield & Son Ltd.	33	1,035
United Community Banks, Inc.	48	1,030
First Merchants Corp.	30	1,028
Agree Realty Corp. REIT	17	1,005
Xenia Hotels & Resorts, Inc. REIT	58	998
Invesco Mortgage Capital, Inc. REIT	68	985
Northwest Bancshares, Inc.	58	982
Capitol Federal Financial, Inc.	76	970
American Assets Trust, Inc. REIT	24	964
Banner Corp.	18	963
DiamondRock Hospitality Co. REIT	106	962
LTC Properties, Inc. REIT	23	959
TowneBank	40	958
Washington Real Estate Investment Trust	41	943
Horace Mann Educators Corp.	25	936
Eagle Bancorp, Inc.*	19	926
Aircastle Ltd.	53	914

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Financial - 3.6% (continued)
Retail Opportunity Investments Corp. REIT	57	$905
Greenhill & Company, Inc.	37	903
LegacyTexas Financial Group, Inc.	28	899
Provident Financial Services, Inc.	37	893
ServisFirst Bancshares, Inc.	28	892
Westamerica Bancorporation	16	891
Lexington Realty Trust REIT	108	887
Axos Financial, Inc.*	35	881
Renasant Corp.	29	875
NBT Bancorp, Inc.	25	865
Piper Jaffray Cos.	13	856
National Storage Affiliates Trust REIT	32	847
Hope Bancorp, Inc.	71	842
Navigators Group, Inc.	12	834
Waddell & Reed Financial, Inc. — Class A	46	832
Chesapeake Lodging Trust REIT	34	828
Colony Credit Real Estate, Inc. REIT	51	805
National General Holdings Corp.	33	799
Employers Holdings, Inc.	19	797
CareTrust REIT, Inc.	43	794
Moelis & Co. — Class A	23	791
Hilltop Holdings, Inc.	43	767
HFF, Inc. — Class A	23	763
S&T Bancorp, Inc.	20	757
Alexander & Baldwin, Inc. REIT*	41	754
Heartland Financial USA, Inc.	17	747
Blucora, Inc.*	28	746
First Commonwealth Financial Corp.	61	737
Walker & Dunlop, Inc.	17	735
First Interstate BancSystem, Inc. — Class A	20	731
Seacoast Banking Corporation of Florida*	28	729
Ladder Capital Corp. — Class A REIT	47	727
McGrath RentCorp	14	721
Universal Insurance Holdings, Inc.	19	720
Ameris Bancorp	22	697
Kite Realty Group Trust REIT	49	690
Pacific Premier Bancorp, Inc.*	27	689
Cadence BanCorp	41	688
WSFS Financial Corp.	18	682
PRA Group, Inc.*	28	682
WageWorks, Inc.*	25	679
Tompkins Financial Corp.	9	675
PennyMac Mortgage Investment Trust REIT	36	670
Sandy Spring Bancorp, Inc.	21	658
Safety Insurance Group, Inc.	8	654
Global Net Lease, Inc. REIT	37	652
Seritage Growth Properties REIT	20	647
First Busey Corp.	26	638
Brookline Bancorp, Inc.	46	636
Southside Bancshares, Inc.	20	635
Newmark Group, Inc. — Class A	79	634
Redwood Trust, Inc. REIT	42	633
OceanFirst Financial Corp.	28	630
Houlihan Lokey, Inc.	17	626
AMERISAFE, Inc.	11	624
Stewart Information Services Corp.	15	621
Berkshire Hills Bancorp, Inc.	23	620
Artisan Partners Asset Management, Inc. — Class A	28	619
Kinsale Capital Group, Inc.	11	611
United Fire Group, Inc.	11	610
Alexander's, Inc. REIT	2	609
Investment Technology Group, Inc.	20	605
Kearny Financial Corp.	47	603
Park National Corp.	7	595
Summit Hotel Properties, Inc. REIT	61	594
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	31	590
Dime Community Bancshares, Inc.	34	577
Redfin Corp.*,1	40	576
Nelnet, Inc. — Class A	11	576
Beneficial Bancorp, Inc.	40	572
NMI Holdings, Inc. — Class A*	32	571
Heritage Financial Corp.	19	565
Lakeland Financial Corp.	14	562
RPT Realty REIT	47	562
Monmouth Real Estate Investment Corp. REIT	45	558
Tier REIT, Inc.	27	557
First Bancorp	17	555
Independent Bank Group, Inc.	12	549
James River Group Holdings Ltd.	15	548
Washington Prime Group, Inc. REIT	112	544
City Holding Co.	8	541
Central Pacific Financial Corp.	22	536
Getty Realty Corp. REIT	18	529
Enterprise Financial Services Corp.	14	527
National Bank Holdings Corp. — Class A	17	525
Boston Private Financial Holdings, Inc.	49	518
Easterly Government Properties, Inc. REIT	33	517
Capstead Mortgage Corp. REIT	76	507
TriCo Bancshares	15	507
InfraREIT, Inc.	24	504
BrightSphere Investment Group plc	47	502
FGL Holdings*	75	500
Universal Health Realty Income Trust REIT	8	491
Ambac Financial Group, Inc.*	28	483

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Financial - 3.6% (continued)
Flagstar Bancorp, Inc.*	18	$475
State Bank Financial Corp.	22	475
MBIA, Inc.*	53	473
Independence Realty Trust, Inc. REIT	51	468
New York Mortgage Trust, Inc. REIT	79	465
PJT Partners, Inc. — Class A	12	465
eHealth, Inc.*	12	461
Stock Yards Bancorp, Inc.	14	459
WisdomTree Investments, Inc.	69	459
Granite Point Mortgage Trust, Inc. REIT	25	451
BancFirst Corp.	9	449
Bryn Mawr Bank Corp.	13	447
Cohen & Steers, Inc.	13	446
Mr Cooper Group, Inc.*	38	443
Columbia Financial, Inc.*	29	443
United Financial Bancorp, Inc.	30	441
First Community Bankshares, Inc.	14	441
LendingClub Corp.*	164	431
ARMOUR Residential REIT, Inc.	21	431
Triumph Bancorp, Inc.*	14	416
Government Properties Income Trust REIT*,1	60	412
World Acceptance Corp.*	4	409
Chatham Lodging Trust REIT	23	407
1st Source Corp.	10	403
Meridian Bancorp, Inc.	28	401
Lakeland Bancorp, Inc.	27	400
Select Income REIT	54	397
FBL Financial Group, Inc. — Class A	6	394
NorthStar Realty Europe Corp. REIT	27	393
Univest Financial Corp.	18	388
Washington Trust Bancorp, Inc.	8	380
OFG Bancorp	23	379
Marcus & Millichap, Inc.*	11	378
TrustCo Bank Corp. NY	55	377
Hanmi Financial Corp.	19	374
Hersha Hospitality Trust REIT	21	368
Flushing Financial Corp.	17	366
iStar, Inc. REIT	39	358
Community Trust Bancorp, Inc.	9	356
Franklin Street Properties Corp. REIT	57	355
Encore Capital Group, Inc.*	15	352
Northfield Bancorp, Inc.	26	352
Armada Hoffler Properties, Inc. REIT	25	352
Cushman & Wakefield plc*	24	347
Horizon Bancorp, Inc.	22	347
Preferred Bank/Los Angeles CA	8	347
Banc of California, Inc.	26	346
Fidelity Southern Corp.	13	338
Hamilton Lane, Inc. — Class A	9	333
Arbor Realty Trust, Inc. REIT	33	332
Peoples Bancorp, Inc.	11	331
Trupanion, Inc.*	13	331
Enova International, Inc.*	17	331
INTL FCStone, Inc.*	9	329
TPG RE Finance Trust, Inc. REIT	18	329
Carolina Financial Corp.	11	326
National Commerce Corp.*	9	324
First Financial Corp.	8	321
Virtus Investment Partners, Inc.	4	318
Equity Bancshares, Inc. — Class A*	9	317
Focus Financial Partners, Inc. — Class A*	12	316
NexPoint Residential Trust, Inc. REIT	9	315
FB Financial Corp.	9	315
Guaranty Bancorp	15	311
Meta Financial Group, Inc.	16	310
Oritani Financial Corp.	21	310
Customers Bancorp, Inc.*	17	309
RE/MAX Holdings, Inc. — Class A	10	307
Origin Bancorp, Inc.	9	307
State Auto Financial Corp.	9	306
German American Bancorp, Inc.	11	305
Investors Real Estate Trust REIT	6	304
Federal Agricultural Mortgage Corp. — Class C	5	302
National Western Life Group, Inc. — Class A	1	301
Veritex Holdings, Inc.*	14	299
Diamond Hill Investment Group, Inc.	2	299
HomeStreet, Inc.*	14	297
ConnectOne Bancorp, Inc.	16	296
Independent Bank Corp.	14	294
CBTX, Inc.	10	294
Greenlight Capital Re Ltd. — Class A*	34	293
Midland States Bancorp, Inc.	13	290
Bank of Marin Bancorp	7	289
Community Healthcare Trust, Inc. REIT	10	288
Urstadt Biddle Properties, Inc. — Class A REIT	15	288
Camden National Corp.	8	288
Saul Centers, Inc. REIT	6	283
Preferred Apartment Communities, Inc. — Class A REIT	20	281
First of Long Island Corp.	14	279
Blue Hills Bancorp, Inc.	13	277
Peapack Gladstone Financial Corp.	11	277
Great Southern Bancorp, Inc.	6	276
Whitestone REIT — Class B	22	270
First Defiance Financial Corp.	11	270
Gladstone Commercial Corp. REIT	15	269
Cowen, Inc. — Class A*	20	267
Old Line Bancshares, Inc.	10	263

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Financial - 3.6% (continued)
Essential Properties Realty Trust, Inc. REIT	19	$263
HomeTrust Bancshares, Inc.	10	262
Heritage Commerce Corp.	23	261
CorePoint Lodging, Inc. REIT	21	257
United Community Financial Corp.	29	257
Mercantile Bank Corp.	9	254
HCI Group, Inc.	5	254
TriState Capital Holdings, Inc.*	13	253
First Foundation, Inc.*	19	244
Pennsylvania Real Estate Investment Trust	41	244
People's Utah Bancorp	8	241
Western New England Bancorp, Inc.	24	241
Green Bancorp, Inc.	14	240
AG Mortgage Investment Trust, Inc. REIT	15	239
Bancorp, Inc.*	30	239
Front Yard Residential Corp. REIT	27	236
Opus Bank	12	235
PennyMac Financial Services, Inc.	11	234
CorEnergy Infrastructure Trust, Inc. REIT	7	232
FRP Holdings, Inc.*	5	230
Atlantic Capital Bancshares, Inc.*	14	229
Innovative Industrial Properties, Inc. REIT[1]	5	227
Allegiance Bancshares, Inc.*	7	227
QCR Holdings, Inc.	7	225
Live Oak Bancshares, Inc.	15	222
Waterstone Financial, Inc.	13	218
RMR Group, Inc. — Class A	4	212
First Bancshares, Inc.	7	212
KKR Real Estate Finance Trust, Inc. REIT	11	211
Anworth Mortgage Asset Corp. REIT	52	210
BankFinancial Corp.	14	209
CNB Financial Corp.	9	207
CatchMark Timber Trust, Inc. — Class A REIT	29	206
Financial Institutions, Inc.	8	206
City Office REIT, Inc.	20	205
Bridge Bancorp, Inc.	8	204
Citizens, Inc.*	27	203
Bar Harbor Bankshares	9	202
UMH Properties, Inc. REIT	17	201
Western Asset Mortgage Capital Corp. REIT	24	200
Merchants Bancorp	10	200
Orchid Island Capital, Inc. REIT	31	198
Hingham Institution for Savings	1	198
CBL & Associates Properties, Inc. REIT	102	196
Nicolet Bankshares, Inc.*	4	195
Old Second Bancorp, Inc.	15	195
One Liberty Properties, Inc. REIT	8	194
Republic Bancorp, Inc. — Class A	5	194
Farmers & Merchants Bancorp Inc.	5	192
Sierra Bancorp	8	192
Arrow Financial Corp.	6	192
First Mid-Illinois Bancshares, Inc.	6	192
West Bancorporation, Inc.	10	191
Health Insurance Innovations, Inc. — Class A*	7	187
Spirit MTA REIT	26	185
Franklin Financial Network, Inc.*	7	185
United Insurance Holdings Corp.	11	183
Ares Commercial Real Estate Corp. REIT	14	183
Farmland Partners, Inc. REIT	40	182
New Senior Investment Group, Inc. REIT	44	181
Global Indemnity Ltd	5	181
Altisource Portfolio Solutions S.A.*	8	180
Jernigan Capital, Inc. REIT	9	178
Farmers National Banc Corp.	14	178
Home Bancorp, Inc.	5	177
Investors Title Co.	1	177
Heritage Insurance Holdings, Inc.	12	177
Peoples Financial Services Corp.	4	176
PCSB Financial Corp.	9	176
Ashford Hospitality Trust, Inc. REIT	44	176
Dynex Capital, Inc. REIT	30	172
On Deck Capital, Inc.*	29	171
Access National Corp.	8	171
Westwood Holdings Group, Inc.	5	170
Southern Missouri Bancorp, Inc.	5	169
Cambridge Bancorp	2	167
Capital City Bank Group, Inc.	7	162
Baycom Corp.*	7	162
Enterprise Bancorp, Inc.	5	161
Exantas Capital Corp. REIT	16	160
EMC Insurance Group, Inc.	5	159
Southern National Bancorp of Virginia, Inc.	12	159
Citizens & Northern Corp.	6	159
First Bancorp, Inc.	6	158
Consolidated-Tomoka Land Co.	3	157
ACNB Corp.	4	157
Republic First Bancorp, Inc.*	26	155
Byline Bancorp, Inc.*	9	150
MidWestOne Financial Group, Inc.	6	149
Cedar Realty Trust, Inc. REIT	47	148
National Bankshares, Inc.	4	146
Union Bankshares, Inc.	3	143
Ladenburg Thalmann Financial Services, Inc.	61	142

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Financial - 3.6% (continued)
B. Riley Financial, Inc.	10	$142
RBB Bancorp	8	141
Cherry Hill Mortgage Investment Corp. REIT	8	140
FedNat Holding Co.	7	139
Ready Capital Corp. REIT	10	138
Reliant Bancorp, Inc.	6	138
Braemar Hotels & Resorts, Inc. REIT	15	134
Central Valley Community Bancorp	7	132
Goosehead Insurance, Inc. — Class A*	5	131
Tiptree, Inc. — Class A	23	129
Fidelity D&D Bancorp, Inc.	2	128
Southern First Bancshares, Inc.*	4	128
Oppenheimer Holdings, Inc. — Class A	5	128
HarborOne Bancorp, Inc.*	8	127
Ames National Corp.	5	127
Bridgewater Bancshares, Inc.*	12	127
Macatawa Bank Corp.	13	125
Investar Holding Corp.	5	124
Metropolitan Bank Holding Corp.*	4	123
Civista Bancshares, Inc.	7	122
First Bank/Hamilton NJ	10	121
Business First Bancshares, Inc.	5	121
Regional Management Corp.*	5	120
Guaranty Bancshares, Inc.	4	119
Clipper Realty, Inc. REIT	9	118
American National Bankshares, Inc.	4	117
Amalgamated Bank — Class A	6	117
Community Financial Corp.	4	117
MedEquities Realty Trust, Inc. REIT	17	116
Summit Financial Group, Inc.	6	116
Howard Bancorp, Inc.*	8	114
Spirit of Texas Bancshares, Inc.*	5	114
First Choice Bancorp	5	113
BSB Bancorp, Inc.*	4	112
Marlin Business Services Corp.	5	112
Bank of Princeton	4	112
SmartFinancial, Inc.*	6	110
Arlington Asset Investment Corp. — Class A	15	108
Bluerock Residential Growth REIT, Inc.	12	108
C&F Financial Corp.	2	106
Codorus Valley Bancorp, Inc.	5	106
Independence Holding Co.	3	106
GAIN Capital Holdings, Inc.	17	105
Territorial Bancorp, Inc.	4	104
First Savings Financial Group, Inc.	2	104
Entegra Financial Corp.*	5	104
First Internet Bancorp	5	102
Select Bancorp, Inc.*	8	99
Norwood Financial Corp.	3	99
Bank of Commerce Holdings	9	99
Northrim BanCorp, Inc.	3	99
Evans Bancorp, Inc.	3	98
Great Ajax Corp. REIT	8	96
Safeguard Scientifics, Inc.*	11	95
Riverview Bancorp, Inc.	13	95
Pacific City Financial Corp.	6	94
Ocwen Financial Corp.*	70	94
ESSA Bancorp, Inc.	6	94
MBT Financial Corp.	10	93
Gladstone Land Corp. REIT	8	92
Luther Burbank Corp.	10	90
Premier Financial Bancorp, Inc.	6	89
SI Financial Group, Inc.	7	89
Global Medical REIT, Inc.	10	89
Kingstone Companies, Inc.	5	88
Prudential Bancorp, Inc.	5	88
Shore Bancshares, Inc.	6	87
Community Bankers Trust Corp.*	12	87
Bankwell Financial Group, Inc.	3	86
FS Bancorp, Inc.	2	86
Middlefield Banc Corp.	2	85
MidSouth Bancorp, Inc.	8	85
Protective Insurance Corp. — Class B	5	83
Forestar Group, Inc.*	6	83
Unity Bancorp, Inc.	4	83
Chemung Financial Corp.	2	83
SB One Bancorp	4	82
Penns Woods Bancorp, Inc.	2	80
1st Constitution Bancorp	4	80
MutualFirst Financial, Inc.	3	80
Malvern Bancorp, Inc.*	4	79
NI Holdings, Inc.*	5	79
First Business Financial Services, Inc.	4	78
Pzena Investment Management, Inc. — Class A	9	78
First Community Corp.	4	78
Sterling Bancorp, Inc.	11	76
LCNB Corp.	5	76
Safety Income & Growth, Inc. REIT	4	75
Parke Bancorp, Inc.	4	75
Hallmark Financial Services, Inc.*	7	75
CB Financial Services, Inc.	3	74
First Northwest Bancorp	5	74
BCB Bancorp, Inc.	7	73
Oak Valley Bancorp	4	73
Orrstown Financial Services, Inc.	4	73
MVB Financial Corp.	4	72
Crawford & Co. — Class B	8	72
Stratus Properties, Inc.*	3	72
Ohio Valley Banc Corp.	2	71
Mid Penn Bancorp, Inc.	3	69
Donegal Group, Inc. — Class A	5	68
Century Bancorp, Inc. — Class A	1	68
Level One Bancorp, Inc.	3	67
United Security Bancshares	7	67
Northeast Bancorp	4	67

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Financial - 3.6% (continued)
Timberland Bancorp, Inc.	3	$67
Maiden Holdings Ltd.	40	66
Esquire Financial Holdings, Inc.*	3	65
Pacific Mercantile Bancorp*	9	64
PDL Community Bancorp*	5	64
First United Corp.	4	64
Auburn National Bancorporation, Inc.	2	63
Greene County Bancorp, Inc.	2	62
First Financial Northwest, Inc.	4	62
Capstar Financial Holdings, Inc.	4	59
Siebert Financial Corp.*	4	58
BRT Apartments Corp. REIT	5	57
Curo Group Holdings Corp.*	6	57
OP Bancorp*	6	53
Silvercrest Asset Management Group, Inc. — Class A	4	53
County Bancorp, Inc.	3	52
Elevate Credit, Inc.*	11	49
Peoples Bancorp of North Carolina, Inc.	2	49
First Guaranty Bancshares, Inc.	2	46
Trinity Place Holdings, Inc.*	10	43
Provident Bancorp, Inc.*	2	43
Associated Capital Group, Inc. — Class A	1	35
GAMCO Investors, Inc. — Class A	2	34
Maui Land & Pineapple Company, Inc.*	3	30
Transcontinental Realty Investors, Inc.*	1	28
Oconee Federal Financial Corp.	1	25
Impac Mortgage Holdings, Inc.*	5	19
American Realty Investors, Inc.*	1	12
Total Financial		266,025
Consumer, Non-cyclical - 3.1%
Haemonetics Corp.*	27	2,701
LivaNova plc*	25	2,287
Loxo Oncology, Inc.*	16	2,241
Green Dot Corp. — Class A*	28	2,227
Helen of Troy Ltd.*	16	2,099
Insperity, Inc.	22	2,054
Wright Medical Group N.V.*,1	75	2,041
Teladoc Health, Inc.*	40	1,983
Performance Food Group Co.*	61	1,968
Lancaster Colony Corp.	11	1,945
Brink's Co.	30	1,940
Globus Medical, Inc. — Class A*	44	1,904
Darling Ingredients, Inc.*	98	1,886
HealthEquity, Inc.*	31	1,849
Chegg, Inc.*	64	1,819
Healthcare Services Group, Inc.	45	1,808
FibroGen, Inc.*	39	1,805
Amedisys, Inc.*	15	1,757
Merit Medical Systems, Inc.*	31	1,730
Neogen Corp.*	30	1,710
Aaron's, Inc.	40	1,682
Horizon Pharma plc*	86	1,680
ASGN, Inc.*	30	1,635
Ligand Pharmaceuticals, Inc. — Class B*	12	1,628
LHC Group, Inc.*	17	1,596
NuVasive, Inc.*	32	1,586
LiveRamp Holdings, Inc.*	40	1,545
FTI Consulting, Inc.*	23	1,533
Array BioPharma, Inc.*	105	1,496
WD-40 Co.	8	1,466
Syneos Health, Inc.*	37	1,456
Cimpress N.V.*	14	1,448
Boston Beer Company, Inc. — Class A*	6	1,445
Adtalem Global Education, Inc.*	30	1,420
Korn/Ferry International	35	1,384
HMS Holdings Corp.*	49	1,378
Integer Holdings Corp.*	18	1,373
Emergent BioSolutions, Inc.*	23	1,363
Strategic Education, Inc.	12	1,361
AMN Healthcare Services, Inc.*	24	1,360
Blueprint Medicines Corp.*	25	1,348
Intercept Pharmaceuticals, Inc.*	13	1,310
Monro, Inc.	19	1,306
Novocure Ltd.*	39	1,306
Sanderson Farms, Inc.	13	1,291
Repligen Corp.*	24	1,266
ABM Industries, Inc.	39	1,252
Global Blood Therapeutics, Inc.*	30	1,232
Avanos Medical, Inc.*	27	1,209
Edgewell Personal Care Co.*	32	1,195
Travelport Worldwide Ltd.	75	1,172
J&J Snack Foods Corp.	8	1,157
Tandem Diabetes Care, Inc.*	30	1,139
Arena Pharmaceuticals, Inc.*	29	1,130
Inogen, Inc.*	9	1,118
B&G Foods, Inc.	38	1,099
Halozyme Therapeutics, Inc.*	75	1,097
Heron Therapeutics, Inc.*	42	1,090
Paylocity Holding Corp.*	18	1,084
Amicus Therapeutics, Inc.*	113	1,083
Immunomedics, Inc.*	75	1,070
TriNet Group, Inc.*	25	1,049
Myriad Genetics, Inc.*	36	1,047
Ultragenyx Pharmaceutical, Inc.*	24	1,044
EVERTEC, Inc.	36	1,033
Pacira Pharmaceuticals, Inc.*	24	1,032
BioTelemetry, Inc.*	17	1,015
Acceleron Pharma, Inc.*	23	1,002
Medifast, Inc.	8	1,000
Select Medical Holdings Corp.*	65	998
Endo International plc*	135	986
NxStage Medical, Inc.*	34	973
iRhythm Technologies, Inc.*	14	973
Ensign Group, Inc.	25	970
Supernus Pharmaceuticals, Inc.*	29	963
Patterson Companies, Inc.	49	963
CONMED Corp.	15	963
Glaukos Corp.*	17	955
ACADIA Pharmaceuticals, Inc.*	58	938
MyoKardia, Inc.*	19	928
Prestige Consumer Healthcare, Inc.*	30	926

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Consumer, Non-cyclical - 3.1% (continued)
Deluxe Corp.	24	$923
Avis Budget Group, Inc.*	40	899
PTC Therapeutics, Inc.*	26	892
Weight Watchers International, Inc.*	23	887
Xencor, Inc.*	24	868
Tenet Healthcare Corp.*	50	857
Magellan Health, Inc.*	15	853
Zogenix, Inc.*	23	839
Quidel Corp.*	17	830
USANA Health Sciences, Inc.*	7	824
Universal Corp.	15	812
Vanda Pharmaceuticals, Inc.*	31	810
Medicines Co.*	42	804
Corcept Therapeutics, Inc.*	58	775
Mallinckrodt plc*	49	774
Genomic Health, Inc.*	12	773
Cal-Maine Foods, Inc.	18	761
Portola Pharmaceuticals, Inc.*	39	761
Aerie Pharmaceuticals, Inc.*	21	758
Ironwood Pharmaceuticals, Inc. — Class A*	72	746
Brookdale Senior Living, Inc. — Class A*	111	744
Spark Therapeutics, Inc.*	19	744
Atrion Corp.	1	741
Innoviva, Inc.*	42	733
Laureate Education, Inc. — Class A*	48	732
Matthews International Corp. — Class A	18	731
Atara Biotherapeutics, Inc.*	21	730
Central Garden & Pet Co. — Class A*	23	719
Amneal Pharmaceuticals, Inc.*	53	717
US Physical Therapy, Inc.	7	717
Sotheby's*	18	715
ICF International, Inc.	11	713
Enanta Pharmaceuticals, Inc.*	10	708
NutriSystem, Inc.	16	702
STAAR Surgical Co.*	22	702
AnaptysBio, Inc.*	11	702
Viad Corp.	14	701
Sangamo Therapeutics, Inc.*	61	700
Nevro Corp.*	18	700
Medpace Holdings, Inc.*	13	688
Simply Good Foods Co.*	36	680
REGENXBIO, Inc.*	16	671
Calavo Growers, Inc.	9	657
Inter Parfums, Inc.	10	656
Cardtronics plc — Class A*	25	650
Arrowhead Pharmaceuticals, Inc.*	52	646
Hostess Brands, Inc.*	59	645
Cambrex Corp.*	17	642
Reata Pharmaceuticals, Inc. — Class A*	11	617
Huron Consulting Group, Inc.*	12	616
Insmed, Inc.*	46	604
Esperion Therapeutics, Inc.*	13	598
CryoLife, Inc.*	21	596
Tivity Health, Inc.*	24	595
Vector Group Ltd.	61	594
CBIZ, Inc.*	30	591
AtriCure, Inc.*	19	581
OPKO Health, Inc.*	193	581
Natus Medical, Inc.*	17	579
Theravance Biopharma, Inc.*	22	563
TrueBlue, Inc.*	25	556
Biohaven Pharmaceutical Holding Company Ltd.*	15	555
Luminex Corp.	24	555
National Healthcare Corp.	7	549
Editas Medicine, Inc.*	24	546
Fresh Del Monte Produce, Inc.	19	537
Coca-Cola Consolidated, Inc.	3	532
Navigant Consulting, Inc.	22	529
Aimmune Therapeutics, Inc.*	22	526
Orthofix Medical, Inc.*	10	525
Varex Imaging Corp.*	22	521
Pacific Biosciences of California, Inc.*	70	518
MGP Ingredients, Inc.	9	514
Andersons, Inc.	17	508
Clovis Oncology, Inc.*	28	503
National Beverage Corp.	7	502
Cardiovascular Systems, Inc.*	17	484
Iovance Biotherapeutics, Inc.*	54	478
Retrophin, Inc.*	21	475
Denali Therapeutics, Inc.*	23	475
K12, Inc.*	19	471
Anika Therapeutics, Inc.*	14	471
Career Education Corp.*	41	468
Spectrum Pharmaceuticals, Inc.*	53	464
WaVe Life Sciences Ltd.*	11	462
R1 RCM, Inc.*	58	461
Tactile Systems Technology, Inc.*	10	456
CareDx, Inc.*	18	453
BioCryst Pharmaceuticals, Inc.*	56	452
Madrigal Pharmaceuticals, Inc.*	4	451
Diplomat Pharmacy, Inc.*	33	444
Momenta Pharmaceuticals, Inc.*	40	442
Hertz Global Holdings, Inc.*	32	437
Kforce, Inc.	14	433
Mirati Therapeutics, Inc.*	10	424
Revance Therapeutics, Inc.*	21	423
Intersect ENT, Inc.*	15	423
OraSure Technologies, Inc.*	36	420
Novavax, Inc.*	228	420
NeoGenomics, Inc.*	33	416
Chefs' Warehouse, Inc.*	13	416
ACCO Brands Corp.	61	413
Audentes Therapeutics, Inc.*	19	405
AngioDynamics, Inc.*	20	403
Meridian Bioscience, Inc.	23	399
Amphastar Pharmaceuticals, Inc.*	20	398
Fate Therapeutics, Inc.*	31	398
Radius Health, Inc.*	24	396

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Consumer, Non-cyclical - 3.1% (continued)
Acorda Therapeutics, Inc.*	25	$390
Kelly Services, Inc. — Class A	19	389
AxoGen, Inc.*	19	388
SP Plus Corp.*	13	384
Vericel Corp.*	22	383
Invitae Corp.*	34	376
Rent-A-Center, Inc.*	23	372
Cass Information Systems, Inc.	7	370
Tootsie Roll Industries, Inc.	11	367
Puma Biotechnology, Inc.*	18	366
Herc Holdings, Inc.*	14	364
Providence Service Corp.*	6	360
Lantheus Holdings, Inc.*	23	360
Alder Biopharmaceuticals, Inc.*	35	359
TherapeuticsMD, Inc.*	93	354
ImmunoGen, Inc.*	73	350
CytomX Therapeutics, Inc.*	23	347
Cerus Corp.*	68	345
SpartanNash Co.	20	344
Heidrick & Struggles International, Inc.	11	343
Addus HomeCare Corp.*	5	339
Dynavax Technologies Corp.*	37	339
Surmodics, Inc.*	7	331
Phibro Animal Health Corp. — Class A	10	322
Omeros Corp.*	28	312
CorVel Corp.*	5	309
Intra-Cellular Therapies, Inc.*	27	308
AMAG Pharmaceuticals, Inc.*	20	304
Apellis Pharmaceuticals, Inc.*	23	303
Allogene Therapeutics, Inc.*	11	296
Evo Payments, Inc. — Class A*	12	296
MacroGenics, Inc.*	23	292
Collegium Pharmaceutical, Inc.*	17	292
Dicerna Pharmaceuticals, Inc.*	27	289
Barrett Business Services, Inc.	5	286
American Public Education, Inc.*	10	285
Cymabay Therapeutics, Inc.*	36	283
Athenex, Inc.*	22	279
John B Sanfilippo & Son, Inc.	5	278
United Natural Foods, Inc.*	26	275
Intellia Therapeutics, Inc.*	20	273
Guardant Health, Inc.*	7	263
Karyopharm Therapeutics, Inc.*	28	262
Akebia Therapeutics, Inc.*	47	260
Heska Corp.*	3	258
CAI International, Inc.*	11	256
Inspire Medical Systems, Inc.*	6	253
SIGA Technologies, Inc.*	32	253
Ennis, Inc.	13	250
PDL BioPharma, Inc.*	86	249
Assembly Biosciences, Inc.*	11	249
Intrexon Corp.*	38	249
Quanex Building Products Corp.	18	245
Coherus Biosciences, Inc.*	27	244
Resources Connection, Inc.	17	241
Central Garden & Pet Co.*	7	241
Akcea Therapeutics, Inc.*,1	8	241
Hackett Group, Inc.	15	240
Weis Markets, Inc.	5	239
Primo Water Corp.*	17	238
Natera, Inc.*	17	237
Viking Therapeutics, Inc.*,1	31	237
Team, Inc.*	16	234
Owens & Minor, Inc.	37	234
Quad/Graphics, Inc.	19	234
BioScrip, Inc.*	65	232
G1 Therapeutics, Inc.*	12	230
National Research Corp. — Class A	6	229
Prothena Corporation plc*	22	227
Triple-S Management Corp. — Class B*	13	226
Forrester Research, Inc.	5	224
Cara Therapeutics, Inc.*	17	221
Ingles Markets, Inc. — Class A	8	218
Flexion Therapeutics, Inc.*	19	215
Rhythm Pharmaceuticals, Inc.*	8	215
UNITY Biotechnology, Inc.*	13	211
Dean Foods Co.	55	210
Allakos, Inc.*	4	209
Antares Pharma, Inc.*	76	207
RadNet, Inc.*	20	203
Eagle Pharmaceuticals, Inc.*	5	201
Homology Medicines, Inc.*	9	201
Rigel Pharmaceuticals, Inc.*	86	198
Rosetta Stone, Inc.*	12	197
Kura Oncology, Inc.*	14	197
Tyme Technologies, Inc.*	53	196
ViewRay, Inc.*,1	32	194
Care.com, Inc.*	10	193
NanoString Technologies, Inc.*	13	193
Rocket Pharmaceuticals, Inc.*	13	193
Sientra, Inc.*	15	191
LeMaitre Vascular, Inc.	8	189
Akorn, Inc.*	55	186
TransEnterix, Inc.*,1	82	185
Emerald Expositions Events, Inc.	15	185
Epizyme, Inc.*	30	185
Accelerate Diagnostics, Inc.*	16	184
Tejon Ranch Co.*	11	182
BioSpecifics Technologies Corp.*	3	182
Progenics Pharmaceuticals, Inc.*	43	181
Everi Holdings, Inc.*	35	180
ANI Pharmaceuticals, Inc.*	4	180
Five Prime Therapeutics, Inc.*	19	177
Veracyte, Inc.*	14	176
Kindred Biosciences, Inc.*	16	175
Willdan Group, Inc.*	5	175
Arcus Biosciences, Inc.*	16	172
22nd Century Group, Inc.*	69	172
GlycoMimetics, Inc.*	18	170
CRA International, Inc.	4	170
Inovio Pharmaceuticals, Inc.*	42	168
Utah Medical Products, Inc.	2	166
Oxford Immunotec Global plc*	13	166
Cytokinetics, Inc.*	26	164
Ra Pharmaceuticals, Inc.*	9	164

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Consumer, Non-cyclical - 3.1% (continued)
MediciNova, Inc.*	20	$163
Solid Biosciences, Inc.*	6	161
Civitas Solutions, Inc.*	9	158
Limoneira Co.	8	156
ArQule, Inc.*	55	152
Concert Pharmaceuticals, Inc.*	12	151
Textainer Group Holdings Ltd.*	15	149
Albireo Pharma, Inc.*	6	147
Aratana Therapeutics, Inc.*	24	147
Nuvectra Corp.*	9	147
Accuray, Inc.*	43	147
Lexicon Pharmaceuticals, Inc.*	22	146
Corbus Pharmaceuticals Holdings, Inc.*	25	146
SeaSpine Holdings Corp.*	8	146
Community Health Systems, Inc.*	51	144
Dermira, Inc.*	20	144
RR Donnelley & Sons Co.	36	143
Tricida, Inc.*	6	142
Farmer Brothers Co.*	6	140
OrthoPediatrics Corp.*	4	140
Carriage Services, Inc. — Class A	9	139
Cross Country Healthcare, Inc.*	19	139
Turning Point Brands, Inc.	5	136
Sorrento Therapeutics, Inc.*	56	134
Aclaris Therapeutics, Inc.*	18	133
Stemline Therapeutics, Inc.*	14	133
BrightView Holdings, Inc.*	13	133
Eloxx Pharmaceuticals, Inc.*	11	132
TG Therapeutics, Inc.*	32	131
Vectrus, Inc.*	6	129
Achillion Pharmaceuticals, Inc.*	81	129
GenMark Diagnostics, Inc.*	26	126
LSC Communications, Inc.	18	126
ZIOPHARM Oncology, Inc.*	67	125
Avalara, Inc.*,1	4	125
Cellular Biomedicine Group, Inc.*	7	124
Cadiz, Inc.*	12	124
Avid Bioservices, Inc.*	30	123
Assertio Therapeutics, Inc.*	34	123
La Jolla Pharmaceutical Co.*	13	123
Voyager Therapeutics, Inc.*	13	122
CytoSorbents Corp.*	15	121
CASI Pharmaceuticals, Inc.*	30	121
ChemoCentryx, Inc.*	11	120
Crinetics Pharmaceuticals, Inc.*	4	120
Cutera, Inc.*	7	119
Verastem, Inc.*	35	118
Aptinyx, Inc.*	7	116
RTI Surgical, Inc.*	31	115
Minerva Neurosciences, Inc.*	17	115
Abeona Therapeutics, Inc.*	16	114
Senseonics Holdings, Inc.*	44	114
Savara, Inc.*	15	114
Seneca Foods Corp. — Class A*	4	113
Kiniksa Pharmaceuticals Ltd. — Class A*	4	112
Franklin Covey Co.*	5	112
Surgery Partners, Inc.*	11	108
Village Super Market, Inc. — Class A	4	107
Kadmon Holdings, Inc.*	51	106
Agenus, Inc.*	44	105
PRGX Global, Inc.*	11	104
Adverum Biotechnologies, Inc.*	32	101
Revlon, Inc. — Class A*	4	101
Aduro Biotech, Inc.*	38	100
Craft Brew Alliance, Inc.*	7	100
Paratek Pharmaceuticals, Inc.*	19	97
Rubius Therapeutics, Inc.*	6	97
I3 Verticals, Inc. — Class A*	4	96
elf Beauty, Inc.*	11	95
Capital Senior Living Corp.*	14	95
Catalyst Pharmaceuticals, Inc.*	49	94
SEACOR Marine Holdings, Inc.*	8	94
Adamas Pharmaceuticals, Inc.*	11	94
Scholar Rock Holding Corp.*	4	92
Aldeyra Therapeutics, Inc.*	11	91
Evelo Biosciences, Inc.*	7	91
Tocagen, Inc.*	11	90
MannKind Corp.*	85	90
AVEO Pharmaceuticals, Inc.*	55	88
Acacia Research Corp.*	29	86
Athersys, Inc.*	60	86
Invacare Corp.	20	86
Geron Corp.*	86	86
Pieris Pharmaceuticals, Inc.*	32	85
Deciphera Pharmaceuticals, Inc.*	4	84
SI-BONE, Inc.*	4	84
BG Staffing, Inc.	4	83
Helius Medical Technologies, Inc.*	9	82
ChromaDex Corp.*	24	82
Principia Biopharma, Inc.*	3	82
Y-mAbs Therapeutics, Inc.*	4	81
American Renal Associates Holdings, Inc.*	7	81
Arbutus Biopharma Corp.*	21	80
Zafgen, Inc.*	16	79
Neuronetics, Inc.*	4	77
Natural Grocers by Vitamin Cottage, Inc.*	5	77
Lannett Company, Inc.*,1	15	74
Natural Health Trends Corp.	4	74
Palatin Technologies, Inc.*	104	74
Quanterix Corp.*	4	73
Spring Bank Pharmaceuticals, Inc.*	7	73
Syros Pharmaceuticals, Inc.*	13	72
Celcuity, Inc.*	3	72
Kezar Life Sciences, Inc.*	3	71
Twist Bioscience Corp.*	3	69
Ocular Therapeutix, Inc.*	17	68
PolarityTE, Inc.*	5	67
Chimerix, Inc.*	26	67
Nathan's Famous, Inc.	1	66
Calithera Biosciences, Inc.*	16	64
Recro Pharma, Inc.*	9	64
Synlogic, Inc.*	9	63

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Consumer, Non-cyclical - 3.1% (continued)
Forty Seven, Inc.*	4	$63
Optinose, Inc.*	10	62
Gritstone Oncology, Inc.*	4	62
Bellicum Pharmaceuticals, Inc.*	21	61
Enzo Biochem, Inc.*	22	61
Rockwell Medical, Inc.*	27	61
FONAR Corp.*	3	61
Axonics Modulation Technologies, Inc.*	4	60
Harvard Bioscience, Inc.*	19	60
Marinus Pharmaceuticals, Inc.*	21	60
Aeglea BioTherapeutics, Inc.*	8	60
Arlo Technologies, Inc.*	6	60
Evolus, Inc.*	5	60
Alico, Inc.	2	59
Proteostasis Therapeutics, Inc.*	18	58
Pulse Biosciences, Inc.*	5	57
Smart & Final Stores, Inc.*	12	57
Odonate Therapeutics, Inc.*	4	56
Organovo Holdings, Inc.*	58	56
Catalyst Biosciences, Inc.*	7	55
Eidos Therapeutics, Inc.*	4	55
Dova Pharmaceuticals, Inc.*	7	53
Cue Biopharma, Inc.*	11	52
Arvinas, Inc.*	4	51
PFSweb, Inc.*	10	51
Xeris Pharmaceuticals, Inc.*	3	51
Replimune Group, Inc.*	5	50
Avrobio, Inc.*	3	50
Seres Therapeutics, Inc.*	11	50
Insys Therapeutics, Inc.*,1	14	49
iRadimed Corp.*	2	49
Celsius Holdings, Inc.*,1	14	49
T2 Biosystems, Inc.*	16	48
Pfenex, Inc.*	15	48
Pyxus International, Inc.*	4	48
ServiceSource International, Inc.*	42	45
Quorum Health Corp.*	15	43
Liquidia Technologies, Inc.*	2	43
BioTime, Inc.*	46	42
Nature's Sunshine Products, Inc.*	5	41
Durect Corp.*	83	40
Syndax Pharmaceuticals, Inc.*	9	40
Apollo Medical Holdings, Inc.*	2	40
Neos Therapeutics, Inc.*	24	40
Unum Therapeutics, Inc.*	9	40
Miragen Therapeutics, Inc.*	13	39
Ardelyx, Inc.*	22	39
Kala Pharmaceuticals, Inc.*	8	39
Fennec Pharmaceuticals, Inc.*	6	38
Allena Pharmaceuticals, Inc.*	7	38
XOMA Corp.*	3	38
Cohbar, Inc.*	12	37
Endologix, Inc.*	52	37
MoneyGram International, Inc.*	18	36
resTORbio, Inc.*	4	35
Genesis Healthcare, Inc.*	29	34
Jounce Therapeutics, Inc.*	10	34
Mustang Bio, Inc.*	11	32
Calyxt, Inc.*	3	31
Tetraphase Pharmaceuticals, Inc.*	27	31
Corvus Pharmaceuticals, Inc.*	8	29
Teligent, Inc.*	21	29
Idera Pharmaceuticals, Inc.*	10	28
Selecta Biosciences, Inc.*	10	27
Zomedica Pharmaceuticals Corp.*	21	26
Surface Oncology, Inc.*	6	25
Innovate Biopharmaceuticals, Inc.*	11	25
Spero Therapeutics, Inc.*	4	25
Mersana Therapeutics, Inc.*	6	25
NewLink Genetics Corp.*	16	24
Molecular Templates, Inc.*	6	24
ADMA Biologics, Inc.*	10	24
Sienna Biopharmaceuticals, Inc.*	10	23
Nymox Pharmaceutical Corp.*	17	22
Achaogen, Inc.*	18	22
Immune Design Corp.*	17	22
CTI BioPharma Corp.*	30	22
Menlo Therapeutics, Inc.*	5	21
Ampio Pharmaceuticals, Inc.*	50	20
Clearside Biomedical, Inc.*	16	17
Ovid therapeutics, Inc.*	7	17
AgeX Therapeutics, Inc.*	6	16
NantKwest, Inc.*	14	16
Fortress Biotech, Inc.*	18	16
Synergy Pharmaceuticals, Inc.*	129	15
Melinta Therapeutics, Inc.*	18	14
scPharmaceuticals, Inc.*	3	11
AAC Holdings, Inc.*	7	10
Arsanis, Inc.*	3	7
Vital Therapies, Inc.*	18	3
GTx, Inc.*	3	2
Total Consumer, Non-cyclical		224,801
Industrial - 1.9%
Woodward, Inc.	32	2,377
Trex Company, Inc.*	35	2,078
SYNNEX Corp.	25	2,021
Esterline Technologies Corp.*	16	1,943
EnerSys	25	1,940
MSA Safety, Inc.	20	1,885
Tech Data Corp.*	23	1,882
RBC Bearings, Inc.*	14	1,835
Generac Holdings, Inc.*	36	1,789
Tetra Tech, Inc.	34	1,760
EMCOR Group, Inc.	29	1,731
Proto Labs, Inc.*	15	1,692
Louisiana-Pacific Corp.	73	1,622
Kennametal, Inc.	48	1,597
GATX Corp.	22	1,558
Exponent, Inc.	30	1,521
Barnes Group, Inc.	28	1,501
Axon Enterprise, Inc.*	34	1,487
Moog, Inc. — Class A	19	1,472
Rexnord Corp.*	64	1,469
Hillenbrand, Inc.	38	1,441
Vishay Intertechnology, Inc.	80	1,441

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Industrial - 1.9% (continued)
John Bean Technologies Corp.	19	$1,364
Simpson Manufacturing Company, Inc.	25	1,353
Aerojet Rocketdyne Holdings, Inc.*	37	1,304
MasTec, Inc.*	32	1,298
KBR, Inc.	84	1,275
Applied Industrial Technologies, Inc.	23	1,241
Golar LNG Ltd.	57	1,240
Novanta, Inc.*	19	1,197
Fabrinet*	23	1,180
Chart Industries, Inc.*	18	1,170
Franklin Electric Company, Inc.	27	1,158
Werner Enterprises, Inc.	39	1,152
Trinseo S.A.	25	1,144
Albany International Corp. — Class A	17	1,061
Granite Construction, Inc.	26	1,047
Belden, Inc.	25	1,044
Brady Corp. — Class A	24	1,043
II-VI, Inc.*	32	1,039
Watts Water Technologies, Inc. — Class A	16	1,032
Advanced Disposal Services, Inc.*	43	1,030
TopBuild Corp.*	22	990
ESCO Technologies, Inc.	15	989
Dycom Industries, Inc.*	18	973
EnPro Industries, Inc.	16	962
Kaman Corp.	17	954
Itron, Inc.*	20	946
Sanmina Corp.*	39	938
Universal Forest Products, Inc.	36	935
Harsco Corp.*	47	933
Forward Air Corp.	17	933
Covanta Holding Corp.	69	926
Comfort Systems USA, Inc.	21	917
Worthington Industries, Inc.	26	906
Aerovironment, Inc.*	13	883
Advanced Energy Industries, Inc.*	20	859
Ship Finance International Ltd.	81	853
Summit Materials, Inc. — Class A*	68	843
AAON, Inc.	24	841
JELD-WEN Holding, Inc.*	59	838
Saia, Inc.*	15	837
Mueller Water Products, Inc. — Class A	92	837
Badger Meter, Inc.	17	837
Alarm.com Holdings, Inc.*	16	830
Plexus Corp.*	16	817
Matson, Inc.	25	801
Greenbrier Companies, Inc.	20	791
Air Transport Services Group, Inc.*	34	776
Mueller Industries, Inc.	33	771
TriMas Corp.*	28	764
Raven Industries, Inc.	21	760
US Ecology, Inc.	12	756
Actuant Corp. — Class A	36	756
Builders FirstSource, Inc.*	69	753
Hub Group, Inc. — Class A*	20	741
OSI Systems, Inc.*	10	733
SPX FLOW, Inc.*	24	730
SPX Corp.*	26	728
Kratos Defense & Security Solutions, Inc.*	51	719
Patrick Industries, Inc.*	24	711
Knowles Corp.*	53	705
Federal Signal Corp.	35	697
Gibraltar Industries, Inc.*	19	676
Lindsay Corp.	7	674
Masonite International Corp.*	15	672
Casella Waste Systems, Inc. — Class A*	23	655
Encore Wire Corp.	13	653
AAR Corp.	17	635
AZZ, Inc.	15	605
Ichor Holdings Ltd.*	36	587
Boise Cascade Co.	24	572
Kadant, Inc.	7	570
KEMET Corp.	32	561
Continental Building Products, Inc.*	22	560
Ambarella, Inc.*	16	560
Greif, Inc. — Class A	15	557
Atlas Air Worldwide Holdings, Inc.*	13	549
ArcBest Corp.	16	548
TTM Technologies, Inc.*	56	545
Astec Industries, Inc.	18	543
Fitbit, Inc. — Class A*	109	542
Tennant Co.	10	521
Cactus, Inc. — Class A*	19	521
Heartland Express, Inc.	28	512
Electro Scientific Industries, Inc.*	17	509
Advanced Drainage Systems, Inc.	21	509
Apogee Enterprises, Inc.	17	508
Chase Corp.	5	500
Sun Hydraulics Corp.	15	498
Milacron Holdings Corp.*	41	488
CSW Industrials, Inc.*	10	483
Sturm Ruger & Company, Inc.	9	479
Primoris Services Corp.	25	478
Atkore International Group, Inc.*	24	476
Standex International Corp.	7	470
Benchmark Electronics, Inc.	22	466
PGT Innovations, Inc.*	29	460
American Woodmark Corp.*	8	445
Evoqua Water Technologies Corp.*	46	442
Hyster-Yale Materials Handling, Inc.	7	434
Stoneridge, Inc.*	17	419
Mesa Laboratories, Inc.	2	417
AVX Corp.	27	412
Scorpio Tankers, Inc.	233	410

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Industrial - 1.9% (continued)
American Outdoor Brands Corp.*	31	$399
Marten Transport Ltd.	24	389
Alamo Group, Inc.	5	387
FARO Technologies, Inc.*	9	366
Global Brass & Copper Holdings, Inc.	14	352
Tutor Perini Corp.*	22	351
National Presto Industries, Inc.[1]	3	351
NVE Corp.	4	350
GasLog Ltd.	21	346
Vicor Corp.*	9	340
Astronics Corp.*	11	335
Triumph Group, Inc.	29	333
Columbus McKinnon Corp.	11	332
Echo Global Logistics, Inc.*	16	325
Gorman-Rupp Co.	10	324
US Concrete, Inc.*	9	318
Comtech Telecommunications Corp.	13	316
Briggs & Stratton Corp.	24	314
Manitowoc Company, Inc.*	21	310
Aegion Corp. — Class A*	19	310
Tidewater, Inc.*	16	306
NV5 Global, Inc.*	5	303
Argan, Inc.	8	303
Multi-Color Corp.	8	281
DXP Enterprises, Inc.*	10	278
Myers Industries, Inc.	18	272
Control4 Corp.*	15	264
Wesco Aircraft Holdings, Inc.*	33	261
MYR Group, Inc.*	9	254
GoPro, Inc. — Class A*,1	59	250
Kimball Electronics, Inc.*	16	248
Insteel Industries, Inc.	10	243
Frontline Ltd.*	43	238
Tredegar Corp.	14	222
International Seaways, Inc.*	13	219
nLight, Inc.*,1	12	214
CIRCOR International, Inc.*	10	213
Lydall, Inc.*	10	203
Park Electrochemical Corp.	11	199
Great Lakes Dredge & Dock Corp.*	30	199
Scorpio Bulkers, Inc.	35	194
TimkenSteel Corp.*	22	192
Griffon Corp.	18	188
Applied Optoelectronics, Inc.*	12	185
Haynes International, Inc.	7	185
DHT Holdings, Inc.	47	184
Heritage-Crystal Clean, Inc.*	8	184
Ducommun, Inc.*	5	182
NCI Building Systems, Inc.*	25	181
SunPower Corp. — Class A*,1	36	179
Allied Motion Technologies, Inc.	4	179
Greif, Inc. — Class B	4	177
Caesarstone Ltd.	13	177
Willscot Corp.*	18	170
Nordic American Tankers Ltd.	83	166
Sterling Construction Company, Inc.*	15	163
Park-Ohio Holdings Corp.	5	153
Vishay Precision Group, Inc.*	5	151
NN, Inc.	22	148
CryoPort, Inc.*,1	13	143
Armstrong Flooring, Inc.*	12	142
Energy Recovery, Inc.*	21	141
Fluidigm Corp.*	16	138
ZAGG, Inc.*	14	137
Teekay Corp.	40	134
Mistras Group, Inc.*	9	129
Eagle Bulk Shipping, Inc.*	28	129
Costamare, Inc.	29	127
Powell Industries, Inc.	5	125
ShotSpotter, Inc.*	4	125
VSE Corp.	4	120
Northwest Pipe Co.*	5	116
Covenant Transportation Group, Inc. — Class A*	6	115
Graham Corp.	5	114
AquaVenture Holdings Ltd.*	6	113
CECO Environmental Corp.*	16	108
Hurco Companies, Inc.	3	107
IntriCon Corp.*	4	106
Digimarc Corp.*	7	101
Pure Cycle Corp.*	10	99
Lawson Products, Inc.*	3	95
Napco Security Technologies, Inc.*	6	94
Bel Fuse, Inc. — Class B	5	92
Sparton Corp.*	5	91
Teekay Tankers Ltd. — Class A	98	91
UFP Technologies, Inc.*	3	90
Infrastructure and Energy Alternatives, Inc.*	11	90
Daseke, Inc.*	24	88
GP Strategies Corp.*	7	88
Olympic Steel, Inc.	6	86
Radiant Logistics, Inc.*	20	85
Synalloy Corp.	5	83
Dorian LPG Ltd.*	14	82
Energous Corp.*	14	81
LB Foster Co. — Class A*	5	80
Ardmore Shipping Corp.*	17	79
IES Holdings, Inc.*	5	78
USA Truck, Inc.*	5	75
Twin Disc, Inc.*	5	74
Eastern Co.	3	73
Universal Logistics Holdings, Inc.	4	72
LSB Industries, Inc.*	13	72
Willis Lease Finance Corp.*	2	69
US Xpress Enterprises, Inc. — Class A*	11	62
General Finance Corp.*	6	60
Orion Group Holdings, Inc.*	14	60
Turtle Beach Corp.*,1	4	57
Omega Flex, Inc.	1	54
YRC Worldwide, Inc.*	17	54
FreightCar America, Inc.*	8	54
Manitex International, Inc.*	9	51

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Industrial - 1.9% (continued)
Overseas Shipholding Group, Inc. — Class A*	30	$50
Iteris, Inc.*	13	48
Safe Bulkers, Inc.*	26	46
Gencor Industries, Inc.*	4	44
Genco Shipping & Trading Ltd.*	5	39
PAM Transportation Services, Inc.*	1	39
Forterra, Inc.*	10	38
Eastman Kodak Co.*	9	23
NL Industries, Inc.*	4	14
Babcock & Wilcox Enterprises, Inc.*	18	7
Total Industrial		138,237
Consumer, Cyclical - 1.8%
Five Below, Inc.*	28	2,865
Planet Fitness, Inc. — Class A*	45	2,413
Texas Roadhouse, Inc. — Class A	40	2,388
Spirit Airlines, Inc.*	41	2,375
Ollie's Bargain Outlet Holdings, Inc.*	29	1,929
Deckers Outdoor Corp.*	15	1,919
American Eagle Outfitters, Inc.	97	1,875
Cracker Barrel Old Country Store, Inc.[1]	11	1,758
Wolverine World Wide, Inc.	55	1,754
FirstCash, Inc.	24	1,736
Churchill Downs, Inc.	7	1,708
Marriott Vacations Worldwide Corp.	23	1,622
Steven Madden Ltd.	51	1,543
Eldorado Resorts, Inc.*	40	1,448
Dorman Products, Inc.*	16	1,440
Cheesecake Factory, Inc.	32	1,392
SkyWest, Inc.	31	1,378
Belmond Ltd. — Class A*	54	1,352
Beacon Roofing Supply, Inc.*	41	1,301
Fox Factory Holding Corp.*	22	1,295
UniFirst Corp.	9	1,288
Office Depot, Inc.	486	1,254
Triton International Ltd.	40	1,243
Wingstop, Inc.	19	1,220
Sally Beauty Holdings, Inc.*	71	1,211
Meritor, Inc.*	71	1,201
RH*	10	1,198
Dana, Inc.	87	1,186
Meritage Homes Corp.*	32	1,175
iRobot Corp.*	14	1,172
Children's Place, Inc.	13	1,171
Jack in the Box, Inc.	15	1,164
SiteOne Landscape Supply, Inc.*	21	1,161
Group 1 Automotive, Inc.	22	1,160
Abercrombie & Fitch Co. — Class A	56	1,123
Bloomin' Brands, Inc.	62	1,109
Herman Miller, Inc.	36	1,089
Penn National Gaming, Inc.*	56	1,054
DSW, Inc. — Class A	42	1,037
Dave & Buster's Entertainment, Inc.	23	1,025
Boyd Gaming Corp.	49	1,018
KB Home	51	974
Cooper Tire & Rubber Co.	30	970
HNI Corp.	27	957
Taylor Morrison Home Corp. — Class A*	60	954
LCI Industries	14	935
Anixter International, Inc.*	17	923
Bed Bath & Beyond, Inc.	81	917
Lithia Motors, Inc. — Class A	12	916
Altra Industrial Motion Corp.	36	905
National Vision Holdings, Inc.*	32	901
Crocs, Inc.*	34	883
Brinker International, Inc.	20	880
Signet Jewelers Ltd.	27	858
Callaway Golf Co.	56	857
World Fuel Services Corp.	40	856
Red Rock Resorts, Inc. — Class A	42	853
Denny's Corp.*	52	843
Roku, Inc.*	27	827
Mobile Mini, Inc.	26	825
BJ's Wholesale Club Holdings, Inc.*	37	820
La-Z-Boy, Inc.	29	804
Allegiant Travel Co. — Class A	8	802
Tenneco, Inc. — Class A	29	794
Tupperware Brands Corp.	25	789
TRI Pointe Group, Inc.*	72	787
PriceSmart, Inc.	13	768
MDC Holdings, Inc.	27	759
GameStop Corp. — Class A	60	757
American Axle & Manufacturing Holdings, Inc.*	67	744
Steelcase, Inc. — Class A	50	741
SeaWorld Entertainment, Inc.*	33	729
Guess?, Inc.	35	727
Navistar International Corp.*	28	727
G-III Apparel Group Ltd.*	26	725
Caleres, Inc.	26	724
Big Lots, Inc.	25	723
Gentherm, Inc.*	18	720
Chico's FAS, Inc.	128	719
Regis Corp.*	42	712
Oxford Industries, Inc.	10	711
Cannae Holdings, Inc.*	41	702
Hawaiian Holdings, Inc.	26	687
Cooper-Standard Holdings, Inc.*	11	683
Liberty TripAdvisor Holdings, Inc. — Class A*	43	683
Shake Shack, Inc. — Class A*	15	681
Dine Brands Global, Inc.	10	673
Asbury Automotive Group, Inc.*	10	667
International Speedway Corp. — Class A	15	658
Rush Enterprises, Inc. — Class A	19	655
Cavco Industries, Inc.*	5	652
Wabash National Corp.	49	641
Standard Motor Products, Inc.	13	630
Core-Mark Holding Company, Inc.	27	628

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Consumer, Cyclical - 1.8% (continued)
BMC Stock Holdings, Inc.*	40	$619
Carvana Co.*,1	18	589
IMAX Corp.*	31	583
BJ's Restaurants, Inc.	11	556
Sleep Number Corp.*	17	540
ScanSource, Inc.*	15	516
Freshpet, Inc.*	16	515
Interface, Inc. — Class A	36	513
MarineMax, Inc.*	28	513
M/I Homes, Inc.*	24	504
Scientific Games Corp. — Class A*	28	501
LGI Homes, Inc.*,1	11	497
Methode Electronics, Inc.	21	489
Knoll, Inc.	29	478
Papa John's International, Inc.	12	478
Installed Building Products, Inc.*	14	472
Malibu Boats, Inc. — Class A*	13	452
Rite Aid Corp.*	630	446
Genesco, Inc.*	10	443
Acushnet Holdings Corp.	21	443
Winnebago Industries, Inc.	18	436
Douglas Dynamics, Inc.	12	431
At Home Group, Inc.*	23	429
Fossil Group, Inc.*	27	425
Ruth's Hospitality Group, Inc.	18	409
Tailored Brands, Inc.	29	396
Marcus Corp.	10	395
Hudson Ltd. — Class A*	23	394
H&E Equipment Services, Inc.	19	388
Blue Bird Corp.*	21	382
St. Joe Co.*	28	369
AMC Entertainment Holdings, Inc. — Class A	30	368
Citi Trends, Inc.	18	367
America's Car-Mart, Inc.*	5	362
Dillard's, Inc. — Class A	6	362
Vista Outdoor, Inc.*	31	352
Modine Manufacturing Co.*	30	324
Winmark Corp.	2	318
Kimball International, Inc. — Class B	22	312
Express, Inc.*	60	307
National CineMedia, Inc.	47	305
Buckle, Inc.[1]	15	290
Party City Holdco, Inc.*	29	289
Movado Group, Inc.	9	285
GMS, Inc.*	19	282
Haverty Furniture Companies, Inc.	15	282
PetMed Express, Inc.	12	279
Cato Corp. — Class A	19	271
Monarch Casino & Resort, Inc.*	7	267
Essendant, Inc.	21	264
Ascena Retail Group, Inc.*	104	261
Del Taco Restaurants, Inc.*	26	260
Ethan Allen Interiors, Inc.	14	246
Century Communities, Inc.*	14	242
Boot Barn Holdings, Inc.*	14	238
Tower International, Inc.	10	238
PC Connection, Inc.	8	238
Conn's, Inc.*	12	226
BBX Capital Corp.	39	223
Skyline Champion Corp.	15	220
Barnes & Noble, Inc.	31	220
Fiesta Restaurant Group, Inc.*	14	217
William Lyon Homes — Class A*	20	214
Red Robin Gourmet Burgers, Inc.*	8	214
EZCORP, Inc. — Class A*	27	209
Camping World Holdings, Inc. — Class A	18	206
MasterCraft Boat Holdings, Inc.*	11	206
Unifi, Inc.*	9	206
Universal Electronics, Inc.*	8	202
Shoe Carnival, Inc.	6	201
Motorcar Parts of America, Inc.*	12	200
El Pollo Loco Holdings, Inc.*	13	197
REV Group, Inc.	26	195
Sonic Automotive, Inc. — Class A	14	193
J.C. Penney Company, Inc.*,1	185	192
Zumiez, Inc.*	10	192
PetIQ, Inc.*	8	188
Nautilus, Inc.*	17	185
Chuy's Holdings, Inc.*	10	177
Carrols Restaurant Group, Inc.*	18	177
Johnson Outdoors, Inc. — Class A	3	176
Hibbett Sports, Inc.*	12	172
Lumber Liquidators Holdings, Inc.*	18	171
Miller Industries, Inc.	6	162
Lindblad Expeditions Holdings, Inc.*	12	162
Bojangles', Inc.*	10	161
Golden Entertainment, Inc.*	10	160
Hooker Furniture Corp.	6	158
Beazer Homes USA, Inc.*	16	152
Veritiv Corp.*	6	150
Eros International plc*	18	149
BlueLinx Holdings, Inc.*	6	148
Nexeo Solutions, Inc.*	17	146
Drive Shack, Inc.*	37	145
Titan International, Inc.	31	144
Systemax, Inc.	6	143
Bassett Furniture Industries, Inc.	7	140
Spartan Motors, Inc.	19	137
YETI Holdings, Inc.*	9	134
Daktronics, Inc.	18	133
Titan Machinery, Inc.*	10	131
Reading International, Inc. — Class A*	9	131
Del Frisco's Restaurant Group, Inc.*	17	122
Century Casinos, Inc.*	16	118
Weyco Group, Inc.	4	117
Tile Shop Holdings, Inc.	21	115
Speedway Motorsports, Inc.	7	114
Culp, Inc.	6	113

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Consumer, Cyclical - 1.8% (continued)
Potbelly Corp.*	14	$113
RCI Hospitality Holdings, Inc.	5	112
Vera Bradley, Inc.*	13	111
Clarus Corp.	11	111
GNC Holdings, Inc. — Class A*	46	109
Tilly's, Inc. — Class A	10	109
Rush Enterprises, Inc. — Class B	3	107
Habit Restaurants, Inc. — Class A*	10	105
Rocky Brands, Inc.	4	104
Duluth Holdings, Inc. — Class B*	4	101
Green Brick Partners, Inc.*	13	94
Funko, Inc. — Class A*	7	92
Commercial Vehicle Group, Inc.*	16	91
Sonos, Inc.*	9	89
Flexsteel Industries, Inc.	4	88
Superior Group of Companies, Inc.	5	88
Kirkland's, Inc.*	9	86
Marine Products Corp.	5	85
Barnes & Noble Education, Inc.*	21	84
Sportsman's Warehouse Holdings, Inc.*	19	83
Red Lion Hotels Corp.*	10	82
Bluegreen Vacations Corp.	6	78
Superior Industries International, Inc.	15	72
Hamilton Beach Brands Holding Co. — Class A	3	71
Lifetime Brands, Inc.	7	70
Lovesac Co.*	3	69
EVI Industries, Inc.[1]	2	67
Foundation Building Materials, Inc.*	8	66
Gaia, Inc.*	6	62
J Alexander's Holdings, Inc.*	7	58
Escalade, Inc.	5	57
Hovnanian Enterprises, Inc. — Class A*	72	49
Noodles & Co.*	7	49
Mesa Air Group, Inc.*	6	46
Town Sports International Holdings, Inc.*	7	45
Container Store Group, Inc.*	9	43
J. Jill, Inc.*	8	43
RTW RetailWinds, Inc.*	15	42
Castle Brands, Inc.*	47	40
New Home Company, Inc.*	7	37
Big 5 Sporting Goods Corp.	12	31
Francesca's Holdings Corp.*	21	20
Empire Resorts, Inc.*	2	20
CompX International, Inc.	1	14
Pier 1 Imports, Inc.	42	13
Purple Innovation, Inc.*	2	12
Total Consumer, Cyclical		135,298
Technology - 1.4%
Integrated Device Technology, Inc.*	66	3,196
Entegris, Inc.	86	2,399
HubSpot, Inc.*	19	2,389
Medidata Solutions, Inc.*	34	2,292
Cree, Inc.*	51	2,182
MAXIMUS, Inc.	33	2,148
Silicon Laboratories, Inc.*	26	2,049
CACI International, Inc. — Class A*	14	2,016
ACI Worldwide, Inc.*	68	1,882
j2 Global, Inc.	27	1,873
New Relic, Inc.*	23	1,862
Blackbaud, Inc.	29	1,824
Semtech Corp.*	39	1,789
Coupa Software, Inc.*	28	1,760
Lumentum Holdings, Inc.*	38	1,598
Science Applications International Corp.	25	1,593
Cornerstone OnDemand, Inc.*	31	1,563
Cabot Microelectronics Corp.	16	1,507
Five9, Inc.*	34	1,486
Perspecta, Inc.	86	1,481
Omnicell, Inc.*	24	1,470
Verint Systems, Inc.*	33	1,396
Mercury Systems, Inc.*	28	1,324
Progress Software Corp.	36	1,278
Qualys, Inc.*	17	1,271
Box, Inc. — Class A*	72	1,215
CommVault Systems, Inc.*	20	1,182
Envestnet, Inc.*	23	1,131
Brooks Automation, Inc.	43	1,126
Bottomline Technologies DE, Inc.*	22	1,056
Power Integrations, Inc.	17	1,037
Cirrus Logic, Inc.*	31	1,029
Allscripts Healthcare Solutions, Inc.*	105	1,012
Synaptics, Inc.*	27	1,005
ExlService Holdings, Inc.*	19	1,000
Electronics for Imaging, Inc.*	38	942
Avaya Holdings Corp.*	62	903
Varonis Systems, Inc.*	17	899
NetScout Systems, Inc.*	38	898
Alteryx, Inc. — Class A*	15	892
SailPoint Technologies Holding, Inc.*	36	846
ManTech International Corp. — Class A	16	837
Inphi Corp.*	26	836
Insight Enterprises, Inc.*	20	815
Cubic Corp.	15	806
MINDBODY, Inc. — Class A*	22	801
Evolent Health, Inc. — Class A*	40	798
Everbridge, Inc.*	14	795
Blackline, Inc.*	19	778
MicroStrategy, Inc. — Class A*	6	766
Diodes, Inc.*	23	742
SPS Commerce, Inc.*	9	741
Instructure, Inc.*	19	713
Apptio, Inc. — Class A*	18	683
Virtusa Corp.*	16	681
TiVo Corp.	72	677
Pitney Bowes, Inc.	112	662
3D Systems Corp.*	64	651
SendGrid, Inc.*	15	648

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Technology - 1.4% (continued)
Yext, Inc.*	43	$639
CSG Systems International, Inc.	20	635
Photronics, Inc.*	62	600
Cloudera, Inc.*	54	597
Ebix, Inc.	14	596
Rapid7, Inc.*	19	592
FormFactor, Inc.*	42	592
Vocera Communications, Inc.*	15	590
Inovalon Holdings, Inc. — Class A*	41	581
Tabula Rasa HealthCare, Inc.*	9	574
Sykes Enterprises, Inc.*	23	569
LivePerson, Inc.*	30	566
MaxLinear, Inc. — Class A*	32	563
Stratasys Ltd.*	30	540
Cray, Inc.*	25	540
Workiva, Inc.*	15	538
Hortonworks, Inc.*	37	534
Benefitfocus, Inc.*	11	503
PROS Holdings, Inc.*	16	502
Monotype Imaging Holdings, Inc.	32	497
CTS Corp.	19	492
Lattice Semiconductor Corp.*	71	491
Rambus, Inc.*	64	491
XPERI CORP.	26	478
Appfolio, Inc. — Class A*	8	474
Glu Mobile, Inc.*	57	460
NextGen Healthcare, Inc.*	28	424
Carbonite, Inc.*	16	404
MTS Systems Corp.	10	401
Amkor Technology, Inc.*	61	400
Cision Ltd.*	34	398
MACOM Technology Solutions Holdings, Inc.*	27	392
ForeScout Technologies, Inc.*	15	390
Rudolph Technologies, Inc.*	19	389
Nanometrics, Inc.*	14	383
Unisys Corp.*	31	361
Altair Engineering, Inc. — Class A*	13	359
Cohu, Inc.	20	321
Axcelis Technologies, Inc.*	18	320
CEVA, Inc.*	14	309
Veeco Instruments, Inc.*	40	296
Engility Holdings, Inc.*	10	285
PlayAGS, Inc.*	12	276
Carbon Black, Inc.*	20	268
Donnelley Financial Solutions, Inc.*	18	253
Presidio, Inc.	19	248
Upland Software, Inc.*	9	245
Daily Journal Corp.*	1	234
OneSpan, Inc.*	18	233
TTEC Holdings, Inc.	8	229
QAD, Inc. — Class A	5	197
Mitek Systems, Inc.*	18	195
Ultra Clean Holdings, Inc.*	22	186
MobileIron, Inc.*	38	174
ConvergeOne Holdings, Inc.	14	173
Model N, Inc.*	13	172
KeyW Holding Corp.*	25	167
American Software, Inc. — Class A	15	157
Digi International, Inc.*	15	151
Computer Programs & Systems, Inc.	6	151
SMART Global Holdings, Inc.*	5	149
Impinj, Inc.*	10	145
Immersion Corp.*	16	143
PDF Solutions, Inc.*	17	143
Simulations Plus, Inc.	7	139
Tenable Holdings, Inc.*	6	133
PAR Technology Corp.*	6	130
Brightcove, Inc.*	18	127
Agilysys, Inc.*	8	115
Exela Technologies, Inc.*	29	113
USA Technologies, Inc.*	29	113
Alpha & Omega Semiconductor Ltd.*	11	112
Diebold Nixdorf, Inc.	45	112
SVMK, Inc.*	9	110
Amber Road, Inc.*	12	99
InnerWorkings, Inc.*	26	97
Aquantia Corp.*	11	96
Castlight Health, Inc. — Class B*	40	87
AXT, Inc.*	19	83
Avid Technology, Inc.*	17	81
Domo, Inc. — Class B*	4	78
eGain Corp.*	11	72
Information Services Group, Inc.*	17	72
Kopin Corp.*	72	72
SecureWorks Corp. — Class A*,1	4	68
Telenav, Inc.*	16	65
Vuzix Corp.*	13	63
Adesto Technologies Corp.*	13	57
ACM Research, Inc. — Class A*	4	44
Maxwell Technologies, Inc.*	21	43
Park City Group, Inc.*	7	42
Asure Software, Inc.*	6	30
Rimini Street, Inc.*	5	26
Majesco*	3	21
Remark Holdings, Inc.*	14	17
Veritone, Inc.*	4	15
NantHealth, Inc.*	12	7
Total Technology		102,125
Communications - 0.9%
Etsy, Inc.*	61	2,902
Ciena Corp.*	73	2,475
Nexstar Media Group, Inc. — Class A	27	2,123
Trade Desk, Inc. — Class A*	17	1,973
ViaSat, Inc.*	33	1,945
New York Times Co. — Class A	79	1,761
World Wrestling Entertainment, Inc. — Class A	23	1,719
Stamps.com, Inc.*	11	1,712
Yelp, Inc. — Class A*	48	1,680
TEGNA, Inc.	131	1,424
InterDigital, Inc.	21	1,395

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Communications - 0.9% (continued)
Viavi Solutions, Inc.*	136	1,367
Finisar Corp.*	61	1,318
Liberty Expedia Holdings, Inc. — Class A*	33	1,291
Shenandoah Telecommunications Co.	29	1,283
Cars.com, Inc.*	59	1,269
Meredith Corp.	24	1,247
Zscaler, Inc.*	31	1,216
Cogent Communications Holdings, Inc.	26	1,175
Vonage Holdings Corp.*	132	1,152
Pandora Media, Inc.*	133	1,076
Iridium Communications, Inc.*	57	1,052
Cargurus, Inc.*	30	1,012
Imperva, Inc.*	18	1,002
Liberty Latin America Ltd. — Class C*	68	991
NETGEAR, Inc.*	19	989
Q2 Holdings, Inc.*	19	941
Sinclair Broadcast Group, Inc. — Class A	35	922
8x8, Inc.*	48	866
MSG Networks, Inc. — Class A*	35	825
Groupon, Inc. — Class A*	228	730
Gray Television, Inc.*	48	708
Shutterfly, Inc.*	17	684
Plantronics, Inc.	20	662
Acacia Communications, Inc.*	17	646
Scholastic Corp.	15	604
Intelsat S.A.*	28	599
Gannett Company, Inc.	67	571
ePlus, Inc.*	8	569
GTT Communications, Inc.*	23	544
Liberty Media Corporation-Liberty Braves — Class C*	21	523
Quotient Technology, Inc.*	47	502
NIC, Inc.	39	487
Houghton Mifflin Harcourt Co.*	54	478
Boingo Wireless, Inc.*	23	473
Perficient, Inc.*	20	445
Entercom Communications Corp. — Class A	76	434
Shutterstock, Inc.	12	432
ATN International, Inc.	6	429
TrueCar, Inc.*	47	426
EW Scripps Co. — Class A	27	425
New Media Investment Group, Inc.	36	417
Consolidated Communications Holdings, Inc.	42	415
Maxar Technologies Ltd.	34	407
Casa Systems, Inc.*	30	394
Liberty Latin America Ltd. — Class A*	26	376
QuinStreet, Inc.*	23	373
Extreme Networks, Inc.*	60	366
ORBCOMM, Inc.*	44	363
HealthStream, Inc.	15	362
Tucows, Inc. — Class A*	6	360
CalAmp Corp.*	27	351
ADTRAN, Inc.	29	311
Infinera Corp.*	77	307
Endurance International Group Holdings, Inc.*	41	273
Loral Space & Communications, Inc.*	7	261
Quantenna Communications, Inc.*	17	244
Anaplan, Inc.*	9	239
NII Holdings, Inc.*	54	238
Calix, Inc.*	23	224
Harmonic, Inc.*	45	212
pdvWireless, Inc.*	5	187
Cincinnati Bell, Inc.*	24	187
Meet Group, Inc.*	39	181
Zix Corp.*	30	172
1-800-Flowers.com, Inc. — Class A*	14	171
A10 Networks, Inc.*	27	169
Overstock.com, Inc.*,1	12	163
ChannelAdvisor Corp.*	14	159
Liberty Media Corporation-Liberty Braves — Class A*	6	150
Spok Holdings, Inc.	11	146
Ribbon Communications, Inc.*	28	135
TechTarget, Inc.*	11	134
Limelight Networks, Inc.*	56	131
WideOpenWest, Inc.*	18	128
Frontier Communications Corp.*,1	53	126
Central European Media Enterprises Ltd. — Class A*	45	125
Ooma, Inc.*	9	125
Tribune Publishing Co.*	11	125
Hemisphere Media Group, Inc.*	10	121
NeoPhotonics Corp.*	18	117
Entravision Communications Corp. — Class A	39	113
Clear Channel Outdoor Holdings, Inc. — Class A	21	109
Upwork, Inc.*,1	6	109
Preformed Line Products Co.	2	109
Lands' End, Inc.*	7	99
Liquidity Services, Inc.*	15	93
MDC Partners, Inc. — Class A*	34	89
RigNet, Inc.*	7	88
Gogo, Inc.*	29	87
KVH Industries, Inc.*	8	82
LiveXLive Media, Inc.*	15	74
Telaria, Inc.*	26	71
Boston Omaha Corp. — Class A*	3	70
Clearfield, Inc.*	7	69
VirnetX Holding Corp.*	28	67
Saga Communications, Inc. — Class A	2	66
Fluent, Inc.*	17	61
HC2 Holdings, Inc.*	22	58
Aerohive Networks, Inc.*	17	55
Leaf Group Ltd.*	8	55
Internap Corp.*	12	50
Windstream Holdings, Inc.*	21	44

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Communications - 0.9% (continued)
DASAN Zhone Solutions, Inc.*	3	$42
Cardlytics, Inc.*	3	32
Travelzoo*	3	29
Value Line, Inc.	1	26
Fusion Connect, Inc.*	11	19
Beasley Broadcast Group, Inc. — Class A	4	15
Total Communications		64,800
Energy - 0.5%
Peabody Energy Corp.	47	1,433
Delek US Holdings, Inc.	42	1,365
Murphy USA, Inc.*	17	1,303
Southwestern Energy Co.*	355	1,210
PDC Energy, Inc.*	40	1,190
Matador Resources Co.*	62	963
Pattern Energy Group, Inc. — Class A	49	912
Oasis Petroleum, Inc.*	161	890
Callon Petroleum Co.*	133	863
Arch Coal, Inc. — Class A	9	747
NOW, Inc.*	64	745
Oceaneering International, Inc.*	60	726
McDermott International, Inc.*	108	706
C&J Energy Services, Inc.*	52	702
Gulfport Energy Corp.*	105	688
SRC Energy, Inc.*	145	681
SemGroup Corp. — Class A	47	648
Rowan Companies plc — Class A*	76	638
MRC Global, Inc.*	50	612
Sunrun, Inc.*	54	588
Warrior Met Coal, Inc.	24	579
Archrock, Inc.	77	577
Renewable Energy Group, Inc.*	22	565
Carrizo Oil & Gas, Inc.*	49	553
Dril-Quip, Inc.*	18	541
CONSOL Energy, Inc.*	17	539
ProPetro Holding Corp.*	42	518
Oil States International, Inc.*	36	514
TerraForm Power, Inc. — Class A	45	505
Keane Group, Inc.*	61	499
US Silica Holdings, Inc.[1]	48	489
Helix Energy Solutions Group, Inc.*	84	455
California Resources Corp.*	26	443
Unit Corp.*	31	443
Penn Virginia Corp.*	8	432
SEACOR Holdings, Inc.*	11	407
Denbury Resources, Inc.*	235	402
Noble Corporation plc*	148	388
Thermon Group Holdings, Inc.*	19	385
Resolute Energy Corp.*	13	377
Diamond Offshore Drilling, Inc.*	39	368
Jagged Peak Energy, Inc.*	38	347
Exterran Corp.*	19	336
Laredo Petroleum, Inc.*	92	333
SunCoke Energy, Inc.*	38	325
Newpark Resources, Inc.*	46	316
CVR Energy, Inc.	9	310
Superior Energy Services, Inc.*	91	305
Green Plains, Inc.	23	302
Tellurian, Inc.*	43	299
Liberty Oilfield Services, Inc. — Class A	23	298
KLX Energy Services Holdings, Inc.*	12	281
DMC Global, Inc.	8	281
REX American Resources Corp.*	4	272
Par Pacific Holdings, Inc.*	18	255
FutureFuel Corp.	16	254
Matrix Service Co.*	14	251
Enphase Energy, Inc.*,1	52	246
WildHorse Resource Development Corp.*	17	240
Frank's International N.V.*	44	230
Bonanza Creek Energy, Inc.*	11	227
W&T Offshore, Inc.*	55	227
Northern Oil and Gas, Inc.*	99	224
Forum Energy Technologies, Inc.*	49	202
TPI Composites, Inc.*	8	197
Talos Energy, Inc.*	12	196
Nine Energy Service, Inc.*	8	180
Ring Energy, Inc.*	34	173
Select Energy Services, Inc. — Class A*	27	171
Solaris Oilfield Infrastructure, Inc. — Class A	14	169
HighPoint Resources Corp.*	65	162
Plug Power, Inc.*	128	159
Panhandle Oil and Gas, Inc. — Class A	10	155
SandRidge Energy, Inc.*	18	137
Halcon Resources Corp.*	79	134
Clean Energy Fuels Corp.*	72	124
FTS International, Inc.*	17	121
SilverBow Resources, Inc.*	5	118
Advanced Emissions Solutions, Inc.	11	116
Mammoth Energy Services, Inc.	6	108
TETRA Technologies, Inc.*	63	106
Natural Gas Services Group, Inc.*	6	99
Trecora Resources*	12	94
Abraxas Petroleum Corp.*	85	93
Evolution Petroleum Corp.	13	89
Era Group, Inc.*	10	87
Independence Contract Drilling, Inc.*	25	78
Ultra Petroleum Corp.*	94	71
NACCO Industries, Inc. — Class A	2	68
Goodrich Petroleum Corp.*	5	67
Berry Petroleum Corp.	7	61
Vivint Solar, Inc.*	16	61
Midstates Petroleum Company, Inc.*	8	60
Amyris, Inc.*,1	16	54
Alta Mesa Resources, Inc. — Class A*	52	52
Earthstone Energy, Inc. — Class A*	11	50

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Energy - 0.5% (continued)
Pioneer Energy Services Corp.*	40	$49
Eclipse Resources Corp.*	45	47
Basic Energy Services, Inc.*	12	46
Bristow Group, Inc.*,1	17	41
Hallador Energy Co.	8	40
Adams Resources & Energy, Inc.	1	39
CARBO Ceramics, Inc.*	11	38
Dawson Geophysical Co.*	11	37
Lilis Energy, Inc.*	26	36
Flotek Industries, Inc.*	29	32
ION Geophysical Corp.*	6	31
NCS Multistage Holdings, Inc.*	6	31
FuelCell Energy, Inc.*	48	26
Smart Sand, Inc.*	11	24
NextDecade Corp.*	4	21
Approach Resources, Inc.*	23	20
Ramaco Resources, Inc.*	4	20
Profire Energy, Inc.*	12	17
EP Energy Corp. — Class A*	21	15
Cloud Peak Energy, Inc.*	38	14
Quintana Energy Services, Inc.*	4	14
PHI, Inc.*	7	13
Key Energy Services, Inc.*	6	12
Zion Oil & Gas, Inc.*	28	12
Sanchez Energy Corp.*	40	11
Nuverra Environmental Solutions, Inc.*	1	8
Rosehill Resources, Inc.*	1	2
Total Energy		38,256
Utilities - 0.5%
IDACORP, Inc.	26	2,420
ONE Gas, Inc.	27	2,149
Spire, Inc.	29	2,148
Portland General Electric Co.	46	2,109
New Jersey Resources Corp.	45	2,055
Black Hills Corp.	32	2,009
ALLETE, Inc.	26	1,982
PNM Resources, Inc.	48	1,972
Southwest Gas Holdings, Inc.	25	1,912
NorthWestern Corp.	31	1,843
Avista Corp.	40	1,699
American States Water Co.	22	1,475
South Jersey Industries, Inc.	52	1,446
California Water Service Group	28	1,334
Ormat Technologies, Inc.	24	1,255
El Paso Electric Co.	24	1,203
MGE Energy, Inc.	20	1,199
Otter Tail Corp.	23	1,142
Northwest Natural Holding Co.	17	1,028
Chesapeake Utilities Corp.	9	732
Clearway Energy, Inc. — Class C	38	656
SJW Group	11	612
Connecticut Water Service, Inc.	8	535
Middlesex Water Co.	10	534
Unitil Corp.	9	456
Clearway Energy, Inc. — Class A	20	338
York Water Co.	7	224
Atlantic Power Corp.*	84	182
Ameresco, Inc. — Class A*	12	169
Artesian Resources Corp. — Class A	4	139
RGC Resources, Inc.	4	120
PICO Holdings, Inc.*	12	110
Consolidated Water Company Ltd.	8	93
Global Water Resources, Inc.	6	61
Spark Energy, Inc. — Class A	6	45
Total Utilities		37,386
Basic Materials - 0.5%
Ingevity Corp.*	24	2,009
Allegheny Technologies, Inc.*	76	1,654
Balchem Corp.	19	1,489
Quaker Chemical Corp.	8	1,422
Sensient Technologies Corp.	25	1,396
Cleveland-Cliffs, Inc.	178	1,369
PolyOne Corp.	47	1,344
Kaiser Aluminum Corp.	14	1,250
HB Fuller Co.	29	1,237
Rogers Corp.*	11	1,090
Commercial Metals Co.	68	1,089
GCP Applied Technologies, Inc.*	44	1,080
Minerals Technologies, Inc.	21	1,078
Ferro Corp.*	67	1,051
Carpenter Technology Corp.	27	961
Innospec, Inc.	15	926
Stepan Co.	12	888
Compass Minerals International, Inc.	20	834
AdvanSix, Inc.*	28	682
Tahoe Resources, Inc.*	186	679
Materion Corp.	13	585
Hecla Mining Co.	234	552
Neenah, Inc.	9	530
Codexis, Inc.*	30	501
Coeur Mining, Inc.*	112	501
Verso Corp. — Class A*	21	470
Schweitzer-Mauduit International, Inc.	18	451
Tronox Ltd. — Class A	55	428
AK Steel Holding Corp.*	190	428
Kraton Corp.*	18	393
Schnitzer Steel Industries, Inc. — Class A	16	345
PQ Group Holdings, Inc.*	22	326
Rayonier Advanced Materials, Inc.	30	319
Innophos Holdings, Inc.	11	270
American Vanguard Corp.	15	228
PH Glatfelter Co.	23	225
Century Aluminum Co.*	30	219
Hawkins, Inc.	5	205
Clearwater Paper Corp.*	8	195
Koppers Holdings, Inc.*	11	187
Landec Corp.*	14	166
Livent Corp.*	12	166
OMNOVA Solutions, Inc.*	22	161
Kronos Worldwide, Inc.	13	150
United States Lime & Minerals, Inc.	2	142
Intrepid Potash, Inc.*	50	130

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 14.2% (continued)
Basic Materials - 0.5% (continued)
Energy Fuels, Inc.*	43	$122
Gold Resource Corp.	28	112
Uranium Energy Corp.*	89	111
Oil-Dri Corporation of America	3	79
AgroFresh Solutions, Inc.*	18	68
Universal Stainless & Alloy Products, Inc.*	4	65
Ryerson Holding Corp.*	10	63
Covia Holdings Corp.*	16	55
Marrone Bio Innovations, Inc.*	33	49
Shiloh Industries, Inc.*	8	47
Valhi, Inc.	14	27
Total Basic Materials		32,599
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	18	311
Total Common Stocks
(Cost $917,580)		1,039,838

WARRANT†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	4	–
Total Warrant
(Cost $–)		–

RIGHTS††† - 0.0%
Tobira Therapeutics, Inc.*,2	14	–
Omthera Pharmaceuticals, Inc.*,2	57	–
A Schulman, Inc.*,2	44	–
Nexstar Media Group, Inc.*,2	85	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 67.9%
Guggenheim Ultra Short Duration Fund[3,4]	250,584	2,495,813
Guggenheim Strategy Fund II3	100,344	2,490,548
Total Mutual Funds
(Cost $5,012,203)		4,986,361

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 442.2%
Federal Home Loan Bank[5]
0.82% due 01/02/19[6]	$22,000,000	21,998,747
Farmer Mac[5]
2.15% due 01/02/19[6]	10,500,000	10,499,373
Total Federal Agency Discount Notes
(Cost $32,498,120)		32,498,120

U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
2.21% due 01/08/19[6,7]	76,000	75,972
2.35% due 03/14/19[6,8]	72,000	71,661
Total U.S. Treasury Bills
(Cost $147,624)		147,633

REPURCHASE AGREEMENTS††,9 - 155.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[8]	6,753,147	6,753,147
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[8]	2,808,441	2,808,441
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[8]	1,872,294	1,872,294
Total Repurchase Agreements
(Cost $11,433,882)		11,433,882

	Shares
SECURITIES LENDING COLLATERAL†,10 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[11]	23,738	23,738
Total Securities Lending Collateral
(Cost $23,738)		23,738
Total Investments - 682.2%
(Cost $50,033,147)		$50,129,572
Other Assets & Liabilities, net - (582.2)%		(42,780,868)
Total Net Assets - 100.0%		$7,348,704

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	5	Mar 2019	$337,400	$(855)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	2.52%	At Maturity	01/29/19	4,318	$5,822,955	$72,291
Goldman Sachs International	Russell 2000 Index	2.27%	At Maturity	01/28/19	2,500	3,371,748	46,883

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements†† (continued)
Barclays Bank plc	Russell 2000 Index	2.42%	At Maturity	01/31/19	350	$471,503	$5,854
						$9,666,206	$125,028

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[9]	Repurchase Agreements — See Note 4.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7-day yield as of December 31, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,039,838	$—		$—		$1,039,838
Warrant	—	—	*	—		—
Rights	—	—		—	*	—
Mutual Funds	4,986,361	—		—		4,986,361
Federal Agency Discount Notes	—	32,498,120		—		32,498,120
U.S. Treasury Bills	—	147,633		—		147,633
Repurchase Agreements	—	11,433,882		—		11,433,882
Securities Lending Collateral	23,738	—		—		23,738
Equity Index Swap Agreements**	—	125,028		—		125,028
Total Assets	$6,049,937	$44,204,663		$—		$50,254,600

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Equity Futures Contracts**	$855	$—		$—		$855

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:
Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$3,113,965	$500,000	$(1,100,000)	$(7,676)	$(15,741)	$2,490,548	100,344	$71,858	$1,659
Guggenheim Ultra Short Duration Fund [1]	2,011,830	2,700,000	(2,200,000)	(4,881)	(11,136)	2,495,813	250,584	40,014	2,257
	$5,125,795	$3,200,000	$(3,300,000)	$(12,557)	$(26,877)	$4,986,361		$111,872	$3,916

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3%
Financial - 15.7%
Primerica, Inc.	592	$57,844
Pebblebrook Hotel Trust REIT	1,863	52,742
MGIC Investment Corp.*	4,963	51,913
First Financial Bankshares, Inc.	891	51,402
First Industrial Realty Trust, Inc. REIT	1,709	49,322
IBERIABANK Corp.	762	48,981
Blackstone Mortgage Trust, Inc. — Class A REIT	1,534	48,873
Selective Insurance Group, Inc.	796	48,508
Radian Group, Inc.	2,964	48,491
Healthcare Realty Trust, Inc. REIT	1,701	48,376
Kemper Corp.	723	47,993
Glacier Bancorp, Inc.	1,165	46,157
Cousins Properties, Inc. REIT	5,768	45,567
MB Financial, Inc.	1,139	45,139
Essent Group Ltd.*	1,318	45,049
EastGroup Properties, Inc. REIT	483	44,306
United Bankshares, Inc.	1,371	42,652
National Health Investors, Inc. REIT	561	42,378
Ryman Hospitality Properties, Inc. REIT	614	40,948
Sunstone Hotel Investors, Inc. REIT	3,131	40,734
Hancock Whitney Corp.	1,168	40,471
Sabra Health Care REIT, Inc.	2,441	40,228
Physicians Realty Trust REIT	2,506	40,171
Community Bank System, Inc.	689	40,169
Stifel Financial Corp.	952	39,432
Valley National Bancorp	4,428	39,321
RLJ Lodging Trust REIT	2,386	39,130
UMB Financial Corp.	622	37,923
RLI Corp.	538	37,117
Rexford Industrial Realty, Inc. REIT	1,255	36,985
Fulton Financial Corp.	2,364	36,595
Columbia Banking System, Inc.	1,003	36,399
Chemical Financial Corp.	979	35,841
PS Business Parks, Inc. REIT	273	35,763
Home BancShares, Inc.	2,186	35,719
Cathay General Bancorp	1,061	35,575
Federated Investors, Inc. — Class B	1,329	35,285
Investors Bancorp, Inc.	3,306	34,382
American Equity Investment Life Holding Co.	1,229	34,338
BancorpSouth Bank	1,292	33,773
CNO Financial Group, Inc.	2,254	33,540
STAG Industrial, Inc. REIT	1,338	33,289
GEO Group, Inc. REIT	1,649	32,485
Genworth Financial, Inc. — Class A*	6,915	32,224
Old National Bancorp	2,073	31,924
Kennedy-Wilson Holdings, Inc.	1,719	31,234
First Financial Bancorp	1,310	31,073
CVB Financial Corp.	1,535	31,053
Washington Federal, Inc.	1,145	30,583
Americold Realty Trust REIT	1,184	30,239
South State Corp.	501	30,035
Simmons First National Corp. — Class A	1,242	29,969
Piedmont Office Realty Trust, Inc. — Class A REIT	1,758	29,956
Argo Group International Holdings Ltd.	445	29,926
Ellie Mae, Inc.*	473	29,719
ProAssurance Corp.	728	29,528
CoreCivic, Inc. REIT	1,629	29,045
PotlatchDeltic Corp. REIT	910	28,792
Apollo Commercial Real Estate Finance, Inc. REIT	1,692	28,189
First Midwest Bancorp, Inc.	1,420	28,130
Enstar Group Ltd.*	165	27,649
Terreno Realty Corp. REIT	777	27,327
Agree Realty Corp. REIT	458	27,077
CenterState Bank Corp.	1,257	26,447
WesBanco, Inc.	717	26,307
Acadia Realty Trust REIT	1,105	26,255
Independent Bank Corp.	373	26,226
Xenia Hotels & Resorts, Inc. REIT	1,518	26,110
International Bancshares Corp.	759	26,110
Trustmark Corp.	915	26,013
QTS Realty Trust, Inc. — Class A REIT	699	25,898
DiamondRock Hospitality Co. REIT	2,820	25,606
Tanger Factory Outlet Centers, Inc. REIT	1,261	25,497
Great Western Bancorp, Inc.	813	25,406
Union Bankshares Corp.	898	25,351
First BanCorp	2,932	25,215
Washington Real Estate Investment Trust	1,090	25,070
Urban Edge Properties REIT	1,501	24,947
Retail Opportunity Investments Corp. REIT	1,535	24,376
Four Corners Property Trust, Inc. REIT	929	24,340
Mack-Cali Realty Corp. REIT	1,241	24,311
LendingTree, Inc.*	109	23,933
Lexington Realty Trust REIT	2,908	23,875
Banner Corp.	440	23,531
Bank of NT Butterfield & Son Ltd.	749	23,481
First Merchants Corp.	677	23,201
United Community Banks, Inc.	1,076	23,091
Capitol Federal Financial, Inc.	1,768	22,577
LTC Properties, Inc. REIT	540	22,507
Invesco Mortgage Capital, Inc. REIT	1,541	22,314
Northwest Bancshares, Inc.	1,312	22,225
TowneBank	904	21,651
Eagle Bancorp, Inc.*	438	21,335
American Assets Trust, Inc. REIT	528	21,210
Horace Mann Educators Corp.	564	21,122
Moelis & Co. — Class A	612	21,041

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Financial - 15.7% (continued)
LegacyTexas Financial Group, Inc.	653	$20,955
CareTrust REIT, Inc.	1,133	20,915
National General Holdings Corp.	856	20,724
National Storage Affiliates Trust REIT	777	20,559
Provident Financial Services, Inc.	851	20,535
Axos Financial, Inc.*	812	20,446
ServisFirst Bancshares, Inc.	638	20,333
Hope Bancorp, Inc.	1,708	20,257
NBT Bancorp, Inc.	585	20,235
Renasant Corp.	661	19,949
Chesapeake Lodging Trust REIT	814	19,821
Navigators Group, Inc.	284	19,735
Westamerica Bancorporation	353	19,655
Waddell & Reed Financial, Inc. — Class A	1,067	19,291
Ladder Capital Corp. — Class A REIT	1,209	18,703
Employers Holdings, Inc.	442	18,551
Colony Credit Real Estate, Inc. REIT	1,152	18,190
Ameris Bancorp	564	17,862
S&T Bancorp, Inc.	472	17,860
Heartland Financial USA, Inc.	403	17,712
Hilltop Holdings, Inc.	987	17,598
Blucora, Inc.*	653	17,396
Alexander & Baldwin, Inc. REIT*	937	17,222
HFF, Inc. — Class A	515	17,077
McGrath RentCorp	331	17,040
Houlihan Lokey, Inc.	461	16,965
Global Net Lease, Inc. REIT	959	16,898
Cadence BanCorp	992	16,646
First Commonwealth Financial Corp.	1,369	16,538
First Interstate BancSystem, Inc. — Class A	451	16,489
Universal Insurance Holdings, Inc.	434	16,457
Safety Insurance Group, Inc.	201	16,444
Walker & Dunlop, Inc.	380	16,435
Newmark Group, Inc. — Class A	2,049	16,433
Seacoast Banking Corporation of Florida*	631	16,419
Redwood Trust, Inc. REIT	1,069	16,110
United Fire Group, Inc.	289	16,025
Kearny Financial Corp.	1,248	15,999
Kite Realty Group Trust REIT	1,135	15,992
Pacific Premier Bancorp, Inc.*	625	15,950
Park National Corp.	187	15,886
WSFS Financial Corp.	414	15,695
Industrial Logistics Properties Trust REIT	781	15,366
NMI Holdings, Inc. — Class A*	860	15,351
PennyMac Mortgage Investment Trust REIT	822	15,306
Tompkins Financial Corp.	202	15,152
Redfin Corp.*,1	1,051	15,134
Berkshire Hills Bancorp, Inc.	559	15,076
Tier REIT, Inc.	727	14,998
Brookline Bancorp, Inc.	1,084	14,981
PRA Group, Inc.*	612	14,914
Kinsale Capital Group, Inc.	268	14,890
Sandy Spring Bancorp, Inc.	475	14,887
AMERISAFE, Inc.	262	14,853
WageWorks, Inc.*	544	14,775
Monmouth Real Estate Investment Corp. REIT	1,191	14,768
First Busey Corp.	600	14,724
OceanFirst Financial Corp.	652	14,677
Artisan Partners Asset Management, Inc. — Class A	659	14,571
Seritage Growth Properties REIT	448	14,484
Southside Bancshares, Inc.	456	14,478
Heritage Financial Corp.	479	14,236
City Holding Co.	209	14,126
Summit Hotel Properties, Inc. REIT	1,419	13,807
Investment Technology Group, Inc.	447	13,517
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	708	13,487
Lakeland Financial Corp.	335	13,454
Beneficial Bancorp, Inc.	936	13,375
Nelnet, Inc. — Class A	255	13,347
Stewart Information Services Corp.	321	13,289
Independent Bank Group, Inc.	290	13,273
Getty Realty Corp. REIT	449	13,205
First Bancorp	401	13,097
FGL Holdings*	1,965	13,087
Easterly Government Properties, Inc. REIT	830	13,014
James River Group Holdings Ltd.	356	13,008
RPT Realty REIT	1,088	13,002
Piper Jaffray Cos.	197	12,970
Aircastle Ltd.	746	12,861
InfraREIT, Inc.	607	12,759
New York Mortgage Trust, Inc. REIT	2,123	12,504
Washington Prime Group, Inc. REIT	2,564	12,461
BancFirst Corp.	247	12,325
National Bank Holdings Corp. — Class A	394	12,163
Boston Private Financial Holdings, Inc.	1,143	12,082
TriCo Bancshares	350	11,826
BrightSphere Investment Group plc	1,104	11,791
ARMOUR Residential REIT, Inc.	575	11,788
Mr Cooper Group, Inc.*	1,010	11,787
Enterprise Financial Services Corp.	312	11,741
LendingClub Corp.*	4,369	11,490
State Bank Financial Corp.	517	11,162
Chatham Lodging Trust REIT	626	11,068

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Financial - 15.7% (continued)
Independence Realty Trust, Inc. REIT	1,197	$10,988
MBIA, Inc.*	1,214	10,829
Universal Health Realty Income Trust REIT	176	10,801
Ambac Financial Group, Inc.*	621	10,706
Flagstar Bancorp, Inc.*	405	10,692
WisdomTree Investments, Inc.	1,604	10,667
Granite Point Mortgage Trust, Inc. REIT	589	10,620
PJT Partners, Inc. — Class A	273	10,581
Cohen & Steers, Inc.	306	10,502
Columbia Financial, Inc.*	681	10,413
United Financial Bancorp, Inc.	696	10,231
eHealth, Inc.*	257	9,874
Washington Trust Bancorp, Inc.	207	9,839
Third Point Reinsurance Ltd.*	1,019	9,823
OFG Bancorp	594	9,777
Triumph Bancorp, Inc.*	329	9,771
Stock Yards Bancorp, Inc.	295	9,676
Central Pacific Financial Corp.	389	9,472
Meridian Bancorp, Inc.	659	9,437
Bryn Mawr Bank Corp.	273	9,391
National Western Life Group, Inc. — Class A	31	9,322
Government Properties Income Trust REIT[1]	1,354	9,302
Marcus & Millichap, Inc.*	267	9,166
Lakeland Bancorp, Inc.	617	9,138
Cushman & Wakefield plc*	626	9,058
Enova International, Inc.*	461	8,971
Armada Hoffler Properties, Inc. REIT	637	8,956
FBL Financial Group, Inc. — Class A	136	8,928
Select Income REIT	1,213	8,928
NorthStar Realty Europe Corp. REIT	613	8,913
Franklin Street Properties Corp. REIT	1,430	8,909
Arbor Realty Trust, Inc. REIT	884	8,902
Alexander's, Inc. REIT	29	8,837
TrustCo Bank Corp. NY	1,284	8,808
National Commerce Corp.*	244	8,784
1st Source Corp.	215	8,673
Hanmi Financial Corp.	438	8,629
World Acceptance Corp.*	84	8,590
Trupanion, Inc.*	337	8,580
Hersha Hospitality Trust REIT	488	8,560
Univest Financial Corp.	396	8,542
Community Trust Bancorp, Inc.	213	8,437
Encore Capital Group, Inc.*	357	8,390
TPG RE Finance Trust, Inc. REIT	454	8,299
Capstead Mortgage Corp. REIT	1,242	8,284
Preferred Bank/Los Angeles CA	191	8,280
iStar, Inc. REIT	893	8,189
Carolina Financial Corp.	276	8,167
Investors Real Estate Trust REIT	166	8,131
Oritani Financial Corp.	551	8,127
NexPoint Residential Trust, Inc. REIT	231	8,097
Flushing Financial Corp.	376	8,095
Northfield Bancorp, Inc.	596	8,076
German American Bancorp, Inc.	289	8,026
Horizon Bancorp, Inc.	508	8,016
Origin Bancorp, Inc.	231	7,872
Banc of California, Inc.	590	7,853
FB Financial Corp.	224	7,844
Fidelity Southern Corp.	301	7,832
Urstadt Biddle Properties, Inc. — Class A REIT	406	7,803
State Auto Financial Corp.	229	7,795
Bank of Marin Bancorp	187	7,712
Hamilton Lane, Inc. — Class A	208	7,696
INTL FCStone, Inc.*	210	7,682
Saul Centers, Inc. REIT	162	7,650
Preferred Apartment Communities, Inc. — Class A REIT	544	7,649
ConnectOne Bancorp, Inc.	414	7,647
Camden National Corp.	211	7,590
Virtus Investment Partners, Inc.	95	7,546
RE/MAX Holdings, Inc. — Class A	245	7,534
CBTX, Inc.	256	7,526
Federal Agricultural Mortgage Corp. — Class C	123	7,434
Meta Financial Group, Inc.	383	7,426
Dime Community Bancshares, Inc.	432	7,335
Customers Bancorp, Inc.*	402	7,316
Guaranty Bancorp	352	7,304
Peoples Bancorp, Inc.	242	7,284
HomeStreet, Inc.*	342	7,261
Gladstone Commercial Corp. REIT	388	6,953
Great Southern Bancorp, Inc.	151	6,951
CorePoint Lodging, Inc. REIT	567	6,946
Community Healthcare Trust, Inc. REIT	239	6,890
First Community Bankshares, Inc.	218	6,863
Veritex Holdings, Inc.*	319	6,820
Focus Financial Partners, Inc. — Class A*	258	6,793
Essential Properties Realty Trust, Inc. REIT	488	6,754
Diamond Hill Investment Group, Inc.	45	6,725
First of Long Island Corp.	337	6,723
Blue Hills Bancorp, Inc.	315	6,722
First Defiance Financial Corp.	274	6,716
First Financial Corp.	163	6,544
Midland States Bancorp, Inc.	289	6,456
Equity Bancshares, Inc. — Class A*	183	6,451
Whitestone REIT — Class B	524	6,424
People's Utah Bancorp	211	6,362
First Foundation, Inc.*	492	6,327
Independent Bank Corp.	301	6,327
Peapack Gladstone Financial Corp.	251	6,320

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Financial - 15.7% (continued)
Mercantile Bank Corp.	223	$6,302
HomeTrust Bancshares, Inc.	240	6,283
Heritage Commerce Corp.	548	6,214
TriState Capital Holdings, Inc.*	317	6,169
AG Mortgage Investment Trust, Inc. REIT	385	6,133
Greenhill & Company, Inc.	243	5,929
Front Yard Residential Corp. REIT	677	5,910
United Community Financial Corp.	665	5,885
Waterstone Financial, Inc.	350	5,866
Bridge Bancorp, Inc.	228	5,812
PennyMac Financial Services, Inc.	272	5,783
Innovative Industrial Properties, Inc. REIT[1]	127	5,765
QCR Holdings, Inc.	179	5,744
Atlantic Capital Bancshares, Inc.*	350	5,729
Old Line Bancshares, Inc.	215	5,659
Pennsylvania Real Estate Investment Trust	944	5,607
Nicolet Bankshares, Inc.*	114	5,563
Green Bancorp, Inc.	324	5,553
Bancorp, Inc.*	691	5,500
KKR Real Estate Finance Trust, Inc. REIT	285	5,458
Financial Institutions, Inc.	211	5,423
UMH Properties, Inc. REIT	456	5,399
Anworth Mortgage Asset Corp. REIT	1,336	5,397
CorEnergy Infrastructure Trust, Inc. REIT	163	5,392
Arrow Financial Corp.	167	5,347
First Mid-Illinois Bancshares, Inc.	167	5,331
Opus Bank	270	5,289
Allegiance Bancshares, Inc.*	161	5,212
Old Second Bancorp, Inc.	398	5,174
Live Oak Bancshares, Inc.	349	5,169
First Bancshares, Inc.	170	5,142
Republic Bancorp, Inc. — Class A	132	5,111
Citizens, Inc.*	679	5,106
RMR Group, Inc. — Class A	96	5,096
HCI Group, Inc.	100	5,081
City Office REIT, Inc.	495	5,074
Cowen, Inc. — Class A*	380	5,069
One Liberty Properties, Inc. REIT	205	4,965
Ares Commercial Real Estate Corp. REIT	368	4,799
CatchMark Timber Trust, Inc. — Class A REIT	674	4,785
Ashford Hospitality Trust, Inc. REIT	1,176	4,704
Farmers & Merchants Bancorp Incorporated/Archbold OH	122	4,696
Bar Harbor Bankshares	209	4,688
Western Asset Mortgage Capital Corp. REIT	562	4,687
United Insurance Holdings Corp.	282	4,687
Sierra Bancorp	193	4,638
Franklin Financial Network, Inc.*	175	4,615
Orchid Island Capital, Inc. REIT	718	4,588
CNB Financial Corp.	199	4,567
Access National Corp.	211	4,501
FRP Holdings, Inc.*	97	4,463
CBL & Associates Properties, Inc. REIT	2,323	4,460
PCSB Financial Corp.	227	4,440
Farmers National Banc Corp.	348	4,434
Merchants Bancorp	221	4,411
Health Insurance Innovations, Inc. — Class A*	164	4,384
Dynex Capital, Inc. REIT	759	4,341
Citizens & Northern Corp.	163	4,308
Cambridge Bancorp	51	4,246
Enterprise Bancorp, Inc.	132	4,245
New Senior Investment Group, Inc. REIT	1,024	4,219
Spirit MTA REIT REIT	590	4,207
Exantas Capital Corp. REIT	416	4,168
Global Indemnity Ltd	115	4,166
West Bancorporation, Inc.	218	4,162
Peoples Financial Services Corp.	94	4,142
On Deck Capital, Inc.*	700	4,130
Jernigan Capital, Inc. REIT	208	4,123
Heritage Insurance Holdings, Inc.	275	4,048
EMC Insurance Group, Inc.	127	4,045
B. Riley Financial, Inc.	281	3,990
Westwood Holdings Group, Inc.	114	3,876
Cedar Realty Trust, Inc. REIT	1,213	3,809
MidWestOne Financial Group, Inc.	153	3,799
Home Bancorp, Inc.	107	3,788
Byline Bancorp, Inc.*	224	3,732
ACNB Corp.	94	3,689
First Bancorp, Inc.	139	3,656
Capital City Bank Group, Inc.	157	3,644
Western New England Bancorp, Inc.	362	3,634
Republic First Bancorp, Inc.*	603	3,600
Braemar Hotels & Resorts, Inc. REIT	400	3,572
Southern National Bancorp of Virginia, Inc.	268	3,543
Goosehead Insurance, Inc. — Class A*	134	3,523
Macatawa Bank Corp.	357	3,434
Greenlight Capital Re Ltd. — Class A*	394	3,396
National Bankshares, Inc.	93	3,388
Oppenheimer Holdings, Inc. — Class A	132	3,373
Hingham Institution for Savings	17	3,362
Ready Capital Corp. REIT	242	3,347
RBB Bancorp	190	3,338

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Financial - 15.7% (continued)
Cherry Hill Mortgage Investment Corp. REIT	190	$3,333
Bridgewater Bancshares, Inc.*	315	3,323
American National Bankshares, Inc.	113	3,312
Business First Bancshares, Inc.	136	3,295
Southern Missouri Bancorp, Inc.	97	3,288
BSB Bancorp, Inc.*	116	3,255
Ladenburg Thalmann Financial Services, Inc.	1,396	3,253
Baycom Corp.*	140	3,233
Reliant Bancorp, Inc.	139	3,203
Investors Title Co.	18	3,180
HarborOne Bancorp, Inc.*	199	3,162
Guaranty Bancshares, Inc.	106	3,161
FedNat Holding Co.	158	3,147
Northrim BanCorp, Inc.	93	3,057
Regional Management Corp.*	127	3,054
Altisource Portfolio Solutions S.A.*	135	3,036
Investar Holding Corp.	122	3,026
Southern First Bancshares, Inc.*	94	3,015
Ames National Corp.	118	3,000
Central Valley Community Bancorp	158	2,981
Bluerock Residential Growth REIT, Inc.	325	2,931
Summit Financial Group, Inc.	150	2,896
SmartFinancial, Inc.*	156	2,850
Spirit of Texas Bancshares, Inc.*	125	2,848
Arlington Asset Investment Corp. — Class A	385	2,787
Consolidated-Tomoka Land Co.	53	2,783
Territorial Bancorp, Inc.	107	2,780
Civista Bancshares, Inc.	159	2,770
Metropolitan Bank Holding Corp.*	89	2,746
First Bank/Hamilton NJ	224	2,715
BankFinancial Corp.	181	2,706
MedEquities Realty Trust, Inc. REIT	392	2,681
Clipper Realty, Inc. REIT	204	2,666
Marlin Business Services Corp.	119	2,657
Great Ajax Corp. REIT	220	2,651
Century Bancorp, Inc. — Class A	39	2,641
Amalgamated Bank — Class A	135	2,632
Codorus Valley Bancorp, Inc.	123	2,614
Norwood Financial Corp.	79	2,607
Howard Bancorp, Inc.*	179	2,560
Pacific City Financial Corp.	163	2,551
Penns Woods Bancorp, Inc.	63	2,535
Union Bankshares, Inc.	53	2,531
Shore Bancshares, Inc.	173	2,515
Bankwell Financial Group, Inc.	85	2,440
Fidelity D&D Bancorp, Inc.	38	2,439
Premier Financial Bancorp, Inc.	163	2,430
C&F Financial Corp.	45	2,394
First Internet Bancorp	116	2,371
Bank of Commerce Holdings	213	2,334
GAIN Capital Holdings, Inc.	375	2,310
First Choice Bancorp	102	2,305
Global Medical REIT, Inc.	259	2,303
Safeguard Scientifics, Inc.*	265	2,285
MBT Financial Corp.	245	2,279
Independence Holding Co.	64	2,253
First Business Financial Services, Inc.	114	2,224
Kingstone Companies, Inc.	125	2,211
Bank of Princeton	79	2,204
Unity Bancorp, Inc.	106	2,201
Protective Insurance Corp. — Class B	130	2,164
Ocwen Financial Corp.*	1,612	2,160
MidSouth Bancorp, Inc.	203	2,152
Prudential Bancorp, Inc.	122	2,147
Community Bankers Trust Corp.*	295	2,130
MutualFirst Financial, Inc.	80	2,126
Luther Burbank Corp.	235	2,120
Riverview Bancorp, Inc.	291	2,118
MVB Financial Corp.	117	2,111
NI Holdings, Inc.*	133	2,092
Evans Bancorp, Inc.	64	2,081
Pzena Investment Management, Inc. — Class A	240	2,076
Gladstone Land Corp. REIT	179	2,055
Tiptree, Inc. — Class A	364	2,035
Safety Income & Growth, Inc. REIT	108	2,031
ESSA Bancorp, Inc.	130	2,029
1st Constitution Bancorp	101	2,013
Forestar Group, Inc.*	145	2,008
SB One Bancorp	98	2,003
Timberland Bancorp, Inc.	89	1,985
Ohio Valley Banc Corp.	56	1,982
BCB Bancorp, Inc.	186	1,947
Select Bancorp, Inc.*	157	1,944
First Northwest Bancorp	131	1,943
Stratus Properties, Inc.*	81	1,942
SI Financial Group, Inc.	152	1,935
Community Financial Corp.	66	1,930
FS Bancorp, Inc.	45	1,930
Hallmark Financial Services, Inc.*	179	1,914
Entegra Financial Corp.*	92	1,909
First Community Corp.	98	1,904
Farmland Partners, Inc. REIT	413	1,875
LCNB Corp.	123	1,863
Chemung Financial Corp.	45	1,859
Orrstown Financial Services, Inc.	102	1,857
Middlefield Banc Corp.	42	1,782
Esquire Financial Holdings, Inc.*	82	1,779
Malvern Bancorp, Inc.*	90	1,776
Sterling Bancorp, Inc.	254	1,765
Parke Bancorp, Inc.	94	1,759
First Financial Northwest, Inc.	113	1,748
Oak Valley Bancorp	95	1,739
United Security Bancshares	180	1,724
Northeast Bancorp	102	1,706
Donegal Group, Inc. — Class A	125	1,706
CB Financial Services, Inc.	64	1,586
Level One Bancorp, Inc.	70	1,570

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Financial - 15.7% (continued)
Peoples Bancorp of North Carolina, Inc.	64	$1,565
Capstar Financial Holdings, Inc.	106	1,561
Maiden Holdings Ltd.	935	1,543
PDL Community Bancorp*	121	1,542
Curo Group Holdings Corp.*	161	1,528
OP Bancorp*	172	1,526
Pacific Mercantile Bancorp*	213	1,523
First Guaranty Bancshares, Inc.	65	1,509
Silvercrest Asset Management Group, Inc. — Class A	114	1,508
First United Corp.	94	1,496
Mid Penn Bancorp, Inc.	64	1,473
Siebert Financial Corp.*	101	1,460
Crawford & Co. — Class B	160	1,440
BRT Apartments Corp. REIT	117	1,338
First Savings Financial Group, Inc.	25	1,299
Provident Bancorp, Inc.*	59	1,279
Greene County Bancorp, Inc.	41	1,276
Elevate Credit, Inc.*	279	1,250
County Bancorp, Inc.	70	1,216
Associated Capital Group, Inc. — Class A	32	1,127
Trinity Place Holdings, Inc.*	241	1,046
Auburn National Bancorporation, Inc.	32	1,013
GAMCO Investors, Inc. — Class A	59	997
Maui Land & Pineapple Company, Inc.*	93	923
Transcontinental Realty Investors, Inc.*	23	651
Impac Mortgage Holdings, Inc.*	133	503
Ashford, Inc.*	9	467
Griffin Industrial Realty, Inc.	11	351
American Realty Investors, Inc.*	28	338
Oconee Federal Financial Corp.	12	299
Total Financial		6,159,142
Consumer, Non-cyclical - 13.8%
Haemonetics Corp.*	710	71,035
LivaNova plc*	666	60,919
Green Dot Corp. — Class A*	663	52,722
Loxo Oncology, Inc.*	369	51,686
Insperity, Inc.	526	49,107
FibroGen, Inc.*	1,034	47,854
Helen of Troy Ltd.*	363	47,618
Wright Medical Group N.V.*,1	1,705	46,410
Lancaster Colony Corp.	259	45,807
Teladoc Health, Inc.*	919	45,555
Performance Food Group Co.*	1,397	45,081
Horizon Pharma plc*	2,285	44,649
Brink's Co.	690	44,608
HealthEquity, Inc.*	743	44,320
Darling Ingredients, Inc.*	2,248	43,252
Globus Medical, Inc. — Class A*	997	43,150
Amedisys, Inc.*	367	42,979
Chegg, Inc.*	1,487	42,261
LiveRamp Holdings, Inc.*	1,063	41,064
Healthcare Services Group, Inc.	1,016	40,823
Merit Medical Systems, Inc.*	731	40,797
Array BioPharma, Inc.*	2,816	40,128
Aaron's, Inc.	950	39,947
Neogen Corp.*	690	39,330
Ligand Pharmaceuticals, Inc. — Class B*	287	38,946
ASGN, Inc.*	696	37,932
LHC Group, Inc.*	404	37,928
Adtalem Global Education, Inc.*	798	37,761
Emergent BioSolutions, Inc.*	615	36,457
AMN Healthcare Services, Inc.*	632	35,809
NuVasive, Inc.*	705	34,940
FTI Consulting, Inc.*	521	34,719
WD-40 Co.	187	34,270
Novocure Ltd.*	1,009	33,781
Syneos Health, Inc.*	851	33,487
Integer Holdings Corp.*	427	32,563
Strategic Education, Inc.	287	32,552
HMS Holdings Corp.*	1,137	31,984
Cimpress N.V.*	302	31,233
Korn/Ferry International	787	31,118
Blueprint Medicines Corp.*	567	30,567
Inogen, Inc.*	244	30,297
Intercept Pharmaceuticals, Inc.*	300	30,237
Monro, Inc.	437	30,044
J&J Snack Foods Corp.	206	29,786
ABM Industries, Inc.	908	29,156
Avanos Medical, Inc.*	643	28,800
Repligen Corp.*	536	28,269
Ultragenyx Pharmaceutical, Inc.*	650	28,262
Global Blood Therapeutics, Inc.*	685	28,119
Immunomedics, Inc.*	1,970	28,112
Sanderson Farms, Inc.	280	27,801
Edgewell Personal Care Co.*	740	27,639
Boston Beer Company, Inc. — Class A*	113	27,215
Travelport Worldwide Ltd.	1,722	26,898
Myriad Genetics, Inc.*	923	26,832
BioTelemetry, Inc.*	449	26,814
Tandem Diabetes Care, Inc.*	699	26,541
Arena Pharmaceuticals, Inc.*	681	26,525
Ensign Group, Inc.	681	26,416
B&G Foods, Inc.	902	26,077
NxStage Medical, Inc.*	897	25,672
Glaukos Corp.*	457	25,670
TriNet Group, Inc.*	598	25,086
Halozyme Therapeutics, Inc.*	1,711	25,032
Amicus Therapeutics, Inc.*	2,596	24,870
Heron Therapeutics, Inc.*	945	24,513
Deluxe Corp.	632	24,294
EVERTEC, Inc.	836	23,993
Paylocity Holding Corp.*	397	23,903
Pacira Pharmaceuticals, Inc.*	547	23,532
Acceleron Pharma, Inc.*	531	23,125
Xencor, Inc.*	638	23,070
iRhythm Technologies, Inc.*	331	22,998
Select Medical Holdings Corp.*	1,487	22,825
MyoKardia, Inc.*	467	22,818
Quidel Corp.*	464	22,652
Endo International plc*	3,073	22,433
Supernus Pharmaceuticals, Inc.*	672	22,324

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Consumer, Non-cyclical - 13.8% (continued)
CONMED Corp.	346	$22,213
Patterson Companies, Inc.	1,125	22,117
Prestige Consumer Healthcare, Inc.*	714	22,048
ACADIA Pharmaceuticals, Inc.*	1,350	21,829
PTC Therapeutics, Inc.*	621	21,313
Zogenix, Inc.*	576	21,001
Avis Budget Group, Inc.*	916	20,592
USANA Health Sciences, Inc.*	174	20,485
Weight Watchers International, Inc.*	529	20,393
Medifast, Inc.	160	20,003
Atara Biotherapeutics, Inc.*	572	19,871
Ironwood Pharmaceuticals, Inc. — Class A*	1,914	19,829
Laureate Education, Inc. — Class A*	1,294	19,721
Tenet Healthcare Corp.*	1,148	19,677
Magellan Health, Inc.*	338	19,229
Sotheby's*	483	19,194
STAAR Surgical Co.*	588	18,763
Genomic Health, Inc.*	287	18,486
AnaptysBio, Inc.*	289	18,435
Vanda Pharmaceuticals, Inc.*	704	18,396
Universal Corp.	339	18,357
REGENXBIO, Inc.*	437	18,332
Cal-Maine Foods, Inc.	428	18,104
Medicines Co.*	944	18,068
Corcept Therapeutics, Inc.*	1,340	17,902
Mallinckrodt plc*	1,129	17,838
NutriSystem, Inc.	405	17,771
Aerie Pharmaceuticals, Inc.*	488	17,617
US Physical Therapy, Inc.	171	17,502
Portola Pharmaceuticals, Inc.*	893	17,431
Matthews International Corp. — Class A	428	17,385
Central Garden & Pet Co. — Class A*	555	17,344
Cambrex Corp.*	456	17,219
Brookdale Senior Living, Inc. — Class A*	2,565	17,185
Spark Therapeutics, Inc.*	431	16,869
Innoviva, Inc.*	945	16,490
Enanta Pharmaceuticals, Inc.*	230	16,291
Amneal Pharmaceuticals, Inc.*	1,192	16,128
ICF International, Inc.	248	16,065
Sangamo Therapeutics, Inc.*	1,391	15,969
Calavo Growers, Inc.	217	15,832
Medpace Holdings, Inc.*	298	15,773
Inter Parfums, Inc.	239	15,671
Simply Good Foods Co.*	827	15,630
Huron Consulting Group, Inc.*	303	15,547
Nevro Corp.*	399	15,517
Theravance Biopharma, Inc.*	592	15,149
Natus Medical, Inc.*	445	15,143
Arrowhead Pharmaceuticals, Inc.*	1,194	14,829
Hostess Brands, Inc.*	1,354	14,813
Esperion Therapeutics, Inc.*	314	14,444
Reata Pharmaceuticals, Inc. — Class A*	256	14,362
Editas Medicine, Inc.*	631	14,355
Aimmune Therapeutics, Inc.*	599	14,328
AtriCure, Inc.*	467	14,290
Biohaven Pharmaceutical Holding Company Ltd.*	385	14,237
Cardtronics plc — Class A*	544	14,144
Atrion Corp.	19	14,081
Viad Corp.	279	13,975
CBIZ, Inc.*	708	13,948
Navigant Consulting, Inc.	578	13,901
CryoLife, Inc.*	488	13,849
Pacific Biosciences of California, Inc.*	1,867	13,816
Insmed, Inc.*	1,050	13,776
Vector Group Ltd.	1,405	13,671
Tivity Health, Inc.*	548	13,596
OPKO Health, Inc.*	4,412	13,280
Luminex Corp.	569	13,150
National Healthcare Corp.	166	13,023
Denali Therapeutics, Inc.*	623	12,871
Cardiovascular Systems, Inc.*	451	12,849
Iovance Biotherapeutics, Inc.*	1,443	12,771
K12, Inc.*	510	12,643
Retrophin, Inc.*	558	12,628
Orthofix Medical, Inc.*	240	12,598
Varex Imaging Corp.*	524	12,408
TrueBlue, Inc.*	552	12,282
Spectrum Pharmaceuticals, Inc.*	1,383	12,101
Fresh Del Monte Produce, Inc.	417	11,789
Clovis Oncology, Inc.*	653	11,728
Momenta Pharmaceuticals, Inc.*	1,060	11,702
National Beverage Corp.	161	11,555
Intersect ENT, Inc.*	410	11,554
BioCryst Pharmaceuticals, Inc.*	1,420	11,459
CareDx, Inc.*	455	11,439
Coca-Cola Consolidated, Inc.	64	11,352
R1 RCM, Inc.*	1,412	11,225
Andersons, Inc.	373	11,149
Mirati Therapeutics, Inc.*	261	11,072
Tactile Systems Technology, Inc.*	241	10,978
Madrigal Pharmaceuticals, Inc.*	95	10,708
Career Education Corp.*	932	10,643
Fate Therapeutics, Inc.*	827	10,610
Diplomat Pharmacy, Inc.*	779	10,485
Cass Information Systems, Inc.	197	10,425
NeoGenomics, Inc.*	823	10,378
MGP Ingredients, Inc.	181	10,326
Hertz Global Holdings, Inc.*	752	10,265
WaVe Life Sciences Ltd.*	242	10,174
AngioDynamics, Inc.*	500	10,065
Invitae Corp.*	898	9,932
Meridian Bioscience, Inc.	570	9,895
Audentes Therapeutics, Inc.*	463	9,871
Rent-A-Center, Inc.*	609	9,860
Kforce, Inc.	316	9,771
Amphastar Pharmaceuticals, Inc.*	488	9,711
OraSure Technologies, Inc.*	825	9,636

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Consumer, Non-cyclical - 13.8% (continued)
ACCO Brands Corp.	1,420	$9,627
Novavax, Inc.*	5,228	9,620
Chefs' Warehouse, Inc.*	298	9,530
AxoGen, Inc.*	465	9,500
ImmunoGen, Inc.*	1,967	9,442
Vericel Corp.*	541	9,413
Acorda Therapeutics, Inc.*	598	9,317
Providence Service Corp.*	153	9,183
Cerus Corp.*	1,808	9,167
SP Plus Corp.*	310	9,157
Radius Health, Inc.*	555	9,152
TherapeuticsMD, Inc.*,1	2,378	9,060
Revance Therapeutics, Inc.*	450	9,059
Phibro Animal Health Corp. — Class A	277	8,908
Kelly Services, Inc. — Class A	429	8,786
Addus HomeCare Corp.*	129	8,757
CytomX Therapeutics, Inc.*	569	8,592
Herc Holdings, Inc.*	329	8,551
Surmodics, Inc.*	178	8,412
SpartanNash Co.	489	8,401
Alder Biopharmaceuticals, Inc.*	799	8,190
Puma Biotechnology, Inc.*	399	8,120
Evo Payments, Inc. — Class A*	327	8,067
Heidrick & Struggles International, Inc.	256	7,985
Lantheus Holdings, Inc.*	509	7,966
Heska Corp.*	91	7,835
Dynavax Technologies Corp.*	855	7,823
Allogene Therapeutics, Inc.*	290	7,810
CorVel Corp.*	125	7,715
Athenex, Inc.*	590	7,487
Tootsie Roll Industries, Inc.	224	7,482
Guardant Health, Inc.*	197	7,405
United Natural Foods, Inc.*	698	7,392
AMAG Pharmaceuticals, Inc.*	471	7,154
Omeros Corp.*	628	6,996
Intra-Cellular Therapies, Inc.*	614	6,993
Collegium Pharmaceutical, Inc.*	402	6,902
Inspire Medical Systems, Inc.*	162	6,844
MacroGenics, Inc.*	538	6,833
Dicerna Pharmaceuticals, Inc.*	629	6,724
Ennis, Inc.	347	6,680
John B Sanfilippo & Son, Inc.	118	6,568
Apellis Pharmaceuticals, Inc.*	495	6,529
Assembly Biosciences, Inc.*	288	6,515
Quanex Building Products Corp.	479	6,510
Akebia Therapeutics, Inc.*	1,177	6,509
Anika Therapeutics, Inc.*	190	6,386
Intrexon Corp.*	976	6,383
Cymabay Therapeutics, Inc.*	808	6,359
Forrester Research, Inc.	141	6,303
American Public Education, Inc.*	220	6,261
Weis Markets, Inc.	131	6,259
Karyopharm Therapeutics, Inc.*	665	6,231
Intellia Therapeutics, Inc.*	456	6,224
BioScrip, Inc.*	1,736	6,198
Coherus Biosciences, Inc.*	669	6,054
Allakos, Inc.*	114	5,959
Team, Inc.*	406	5,948
Natera, Inc.*	426	5,947
Eagle Pharmaceuticals, Inc.*	145	5,842
Resources Connection, Inc.	409	5,808
National Research Corp. — Class A	151	5,759
PDL BioPharma, Inc.*	1,966	5,701
Prothena Corporation plc*	551	5,675
Cara Therapeutics, Inc.*	435	5,655
SIGA Technologies, Inc.*	712	5,625
Barrett Business Services, Inc.	97	5,553
G1 Therapeutics, Inc.*	289	5,534
RadNet, Inc.*	544	5,532
Primo Water Corp.*	393	5,506
UNITY Biotechnology, Inc.*	338	5,496
Viking Therapeutics, Inc.*,1	718	5,493
CAI International, Inc.*	236	5,482
Antares Pharma, Inc.*	1,980	5,386
Owens & Minor, Inc.	838	5,305
Quad/Graphics, Inc.	429	5,285
Hackett Group, Inc.	330	5,283
Rigel Pharmaceuticals, Inc.*	2,296	5,281
Akcea Therapeutics, Inc.*,1	175	5,275
Triple-S Management Corp. — Class B*	303	5,269
Ingles Markets, Inc. — Class A	193	5,253
Homology Medicines, Inc.*	234	5,232
Flexion Therapeutics, Inc.*	461	5,219
Care.com, Inc.*	270	5,214
Tyme Technologies, Inc.*	1,412	5,210
LeMaitre Vascular, Inc.	218	5,154
Kura Oncology, Inc.*	364	5,111
ANI Pharmaceuticals, Inc.*	110	4,952
TransEnterix, Inc.*,1	2,188	4,945
Central Garden & Pet Co.*	142	4,892
Rhythm Pharmaceuticals, Inc.*	181	4,865
Tejon Ranch Co.*	289	4,791
BioSpecifics Technologies Corp.*	79	4,787
Dean Foods Co.	1,251	4,766
NanoString Technologies, Inc.*	318	4,716
Everi Holdings, Inc.*	895	4,609
Arcus Biosciences, Inc.*	426	4,588
CRA International, Inc.	107	4,553
Progenics Pharmaceuticals, Inc.*	1,084	4,553
Inovio Pharmaceuticals, Inc.*	1,136	4,544
Epizyme, Inc.*	730	4,497
Solid Biosciences, Inc.*	167	4,476
Oxford Immunotec Global plc*	348	4,447
MediciNova, Inc.*	544	4,444
Rosetta Stone, Inc.*	270	4,428
GlycoMimetics, Inc.*	467	4,422
ViewRay, Inc.*,1	722	4,383
Veracyte, Inc.*	346	4,353
Akorn, Inc.*	1,281	4,343
Five Prime Therapeutics, Inc.*	460	4,278
Rocket Pharmaceuticals, Inc.*	286	4,239
Emerald Expositions Events, Inc.	340	4,196
Kindred Biosciences, Inc.*	379	4,150
Accelerate Diagnostics, Inc.*	358	4,117
Sientra, Inc.*	318	4,042

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Consumer, Non-cyclical - 13.8% (continued)
Corbus Pharmaceuticals Holdings, Inc.*	684	$3,995
Cytokinetics, Inc.*	631	3,988
22nd Century Group, Inc.*	1,594	3,969
Lexicon Pharmaceuticals, Inc.*	593	3,937
Accuray, Inc.*	1,146	3,908
Utah Medical Products, Inc.	47	3,905
Civitas Solutions, Inc.*	220	3,852
RR Donnelley & Sons Co.	969	3,837
Aratana Therapeutics, Inc.*	621	3,807
Tricida, Inc.*	160	3,773
Willdan Group, Inc.*	107	3,743
Textainer Group Holdings Ltd.*	374	3,725
Avalara, Inc.*,1	119	3,707
Stemline Therapeutics, Inc.*	386	3,667
Concert Pharmaceuticals, Inc.*	292	3,665
Eloxx Pharmaceuticals, Inc.*	303	3,639
Ra Pharmaceuticals, Inc.*	198	3,604
Cross Country Healthcare, Inc.*	487	3,570
ArQule, Inc.*	1,285	3,559
Limoneira Co.	178	3,480
BrightView Holdings, Inc.*	339	3,461
GenMark Diagnostics, Inc.*	711	3,455
Dermira, Inc.*	478	3,437
TG Therapeutics, Inc.*	832	3,411
Carriage Services, Inc. — Class A	220	3,410
ZIOPHARM Oncology, Inc.*	1,805	3,375
ChemoCentryx, Inc.*	307	3,349
Community Health Systems, Inc.*	1,175	3,313
Vectrus, Inc.*	152	3,280
OrthoPediatrics Corp.*	94	3,279
CytoSorbents Corp.*	399	3,224
Farmer Brothers Co.*	138	3,220
Nuvectra Corp.*	195	3,186
Cutera, Inc.*	186	3,166
Verastem, Inc.*	940	3,158
LSC Communications, Inc.	450	3,150
Sorrento Therapeutics, Inc.*,1	1,284	3,082
Cadiz, Inc.*	299	3,080
Albireo Pharma, Inc.*	125	3,066
Abeona Therapeutics, Inc.*	427	3,049
Aptinyx, Inc.*	182	3,010
SeaSpine Holdings Corp.*	165	3,010
Village Super Market, Inc. — Class A	112	2,995
Franklin Covey Co.*	133	2,970
Turning Point Brands, Inc.	109	2,967
Achillion Pharmaceuticals, Inc.*	1,865	2,965
Assertio Therapeutics, Inc.*	807	2,913
RTI Surgical, Inc.*	780	2,886
Avid Bioservices, Inc.*	695	2,849
Crinetics Pharmaceuticals, Inc.*	95	2,849
Minerva Neurosciences, Inc.*	420	2,831
Revlon, Inc. — Class A*,1	112	2,821
Cellular Biomedicine Group, Inc.*	159	2,808
Savara, Inc.*	369	2,793
La Jolla Pharmaceutical Co.*	294	2,772
Voyager Therapeutics, Inc.*	294	2,764
CASI Pharmaceuticals, Inc.*	684	2,750
Aclaris Therapeutics, Inc.*	372	2,749
Seneca Foods Corp. — Class A*	97	2,737
PRGX Global, Inc.*	286	2,708
Rubius Therapeutics, Inc.*	166	2,669
Agenus, Inc.*	1,115	2,654
SEACOR Marine Holdings, Inc.*	225	2,646
elf Beauty, Inc.*	305	2,642
Adamas Pharmaceuticals, Inc.*	304	2,596
Nathan's Famous, Inc.	39	2,592
Senseonics Holdings, Inc.*	980	2,538
I3 Verticals, Inc. — Class A*	105	2,530
Kiniksa Pharmaceuticals Ltd. — Class A*	89	2,500
Surgery Partners, Inc.*	255	2,496
Catalyst Pharmaceuticals, Inc.*	1,297	2,490
Craft Brew Alliance, Inc.*	174	2,490
SI-BONE, Inc.*	114	2,381
Deciphera Pharmaceuticals, Inc.*	113	2,372
Kadmon Holdings, Inc.*	1,140	2,371
Adverum Biotechnologies, Inc.*	747	2,353
Aduro Biotech, Inc.*	880	2,323
Capital Senior Living Corp.*	337	2,292
Athersys, Inc.*	1,555	2,239
Geron Corp.*	2,225	2,225
Evelo Biosciences, Inc.*	171	2,225
Paratek Pharmaceuticals, Inc.*	432	2,216
AVEO Pharmaceuticals, Inc.*	1,368	2,189
Principia Biopharma, Inc.*	77	2,109
BG Staffing, Inc.	101	2,086
Helius Medical Technologies, Inc.*	227	2,079
American Renal Associates Holdings, Inc.*	179	2,062
MannKind Corp.*	1,921	2,036
Tocagen, Inc.*	244	2,003
Lannett Company, Inc.*,1	402	1,994
Acacia Research Corp.*	664	1,979
Scholar Rock Holding Corp.*	85	1,952
Invacare Corp.	452	1,944
Palatin Technologies, Inc.*	2,731	1,935
Celcuity, Inc.*	80	1,919
Y-mAbs Therapeutics, Inc.*	94	1,912
Syros Pharmaceuticals, Inc.*	342	1,905
Pieris Pharmaceuticals, Inc.*	712	1,894
Natural Grocers by Vitamin Cottage, Inc.*	123	1,886
Natural Health Trends Corp.	101	1,867
Aldeyra Therapeutics, Inc.*	224	1,859
Arbutus Biopharma Corp.*	484	1,854
ChromaDex Corp.*	528	1,811
Forty Seven, Inc.*	112	1,761
Quanterix Corp.*	96	1,758
Zafgen, Inc.*	351	1,737
PolarityTE, Inc.*	128	1,727
Spring Bank Pharmaceuticals, Inc.*	165	1,714
Recro Pharma, Inc.*	241	1,711
Calithera Biosciences, Inc.*	426	1,708
Neuronetics, Inc.*	88	1,703
FONAR Corp.*	84	1,700

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Consumer, Non-cyclical - 13.8% (continued)
Aeglea BioTherapeutics, Inc.*	225	$1,685
Enzo Biochem, Inc.*	604	1,679
Pulse Biosciences, Inc.*	146	1,673
Ocular Therapeutix, Inc.*	418	1,664
Kezar Life Sciences, Inc.*	70	1,652
Arlo Technologies, Inc.*	163	1,627
Bellicum Pharmaceuticals, Inc.*	550	1,606
Twist Bioscience Corp.*	68	1,570
Harvard Bioscience, Inc.*	490	1,558
Chimerix, Inc.*	604	1,552
Xeris Pharmaceuticals, Inc.*	91	1,547
Smart & Final Stores, Inc.*	314	1,488
Synlogic, Inc.*	211	1,479
Rockwell Medical, Inc.*	652	1,474
Gritstone Oncology, Inc.*	94	1,452
Optinose, Inc.*,1	233	1,445
Marinus Pharmaceuticals, Inc.*	499	1,432
Liquidia Technologies, Inc.*	66	1,430
Axonics Modulation Technologies, Inc.*	94	1,420
Organovo Holdings, Inc.*	1,445	1,383
Avrobio, Inc.*	83	1,382
Pyxus International, Inc.*	115	1,364
Arvinas, Inc.*	106	1,362
Eidos Therapeutics, Inc.*	98	1,348
Alico, Inc.	45	1,327
Odonate Therapeutics, Inc.*	93	1,309
Insys Therapeutics, Inc.*,1	368	1,288
Catalyst Biosciences, Inc.*	163	1,286
Seres Therapeutics, Inc.*	281	1,270
Dova Pharmaceuticals, Inc.*	162	1,228
Evolus, Inc.*	100	1,190
iRadimed Corp.*	48	1,174
Quorum Health Corp.*	399	1,153
ServiceSource International, Inc.*	1,061	1,146
Cue Biopharma, Inc.*	242	1,137
Proteostasis Therapeutics, Inc.*	348	1,128
T2 Biosystems, Inc.*	373	1,123
BioTime, Inc.*	1,218	1,112
Celsius Holdings, Inc.*,1	313	1,086
Miragen Therapeutics, Inc.*	357	1,082
PFSweb, Inc.*	208	1,067
Pfenex, Inc.*	326	1,040
Durect Corp.*	2,150	1,039
Replimune Group, Inc.*	103	1,030
Fennec Pharmaceuticals, Inc.*	158	1,008
XOMA Corp.*	78	987
Cohbar, Inc.*	314	977
Nature's Sunshine Products, Inc.*	117	954
Apollo Medical Holdings, Inc.*	46	913
Genesis Healthcare, Inc.*	771	910
Ardelyx, Inc.*	501	897
Allena Pharmaceuticals, Inc.*	159	867
Syndax Pharmaceuticals, Inc.*	192	854
MoneyGram International, Inc.*	423	846
resTORbio, Inc.*	96	828
Endologix, Inc.*	1,155	827
Tetraphase Pharmaceuticals, Inc.*	714	807
Calyxt, Inc.*	77	798
Kala Pharmaceuticals, Inc.*	162	792
Teligent, Inc.*	564	773
Jounce Therapeutics, Inc.*	216	728
Idera Pharmaceuticals, Inc.*	262	726
Mersana Therapeutics, Inc.*	172	702
Corvus Pharmaceuticals, Inc.*	190	697
Zomedica Pharmaceuticals Corp.*	551	678
Selecta Biosciences, Inc.*	247	657
Mustang Bio, Inc.*	221	650
ADMA Biologics, Inc.*	265	633
Neos Therapeutics, Inc.*	383	632
Spero Therapeutics, Inc.*	99	609
NewLink Genetics Corp.*	399	606
Immune Design Corp.*	460	598
Innovate Biopharmaceuticals, Inc.*	257	594
Nymox Pharmaceutical Corp.*	442	579
Achaogen, Inc.*	431	530
CTI BioPharma Corp.*	701	514
Molecular Templates, Inc.*	124	501
Sienna Biopharmaceuticals, Inc.*	211	490
Ampio Pharmaceuticals, Inc.*	1,173	463
NantKwest, Inc.*	387	449
Menlo Therapeutics, Inc.*	106	437
Ovid therapeutics, Inc.*	180	436
Surface Oncology, Inc.*	101	428
Clearside Biomedical, Inc.*	383	410
Fortress Biotech, Inc.*	465	400
Synergy Pharmaceuticals, Inc.*	3,409	388
AgeX Therapeutics, Inc.*	121	361
scPharmaceuticals, Inc.*	89	335
Melinta Therapeutics, Inc.*	384	304
AAC Holdings, Inc.*	179	251
Unum Therapeutics, Inc.*	41	180
Arsanis, Inc.*	66	153
Vital Therapies, Inc.*	417	78
GTx, Inc.*	65	51
Total Consumer, Non-cyclical		5,404,028
Industrial - 8.2%
Woodward, Inc.	735	54,603
Trex Company, Inc.*	811	48,141
EMCOR Group, Inc.	782	46,678
SYNNEX Corp.	570	46,079
EnerSys	578	44,858
MSA Safety, Inc.	468	44,118
Esterline Technologies Corp.*	359	43,601
Louisiana-Pacific Corp.	1,940	43,107
RBC Bearings, Inc.*	328	43,001
Tech Data Corp.*	525	42,950
Proto Labs, Inc.*	372	41,958
Generac Holdings, Inc.*	832	41,350
Tetra Tech, Inc.	760	39,345
Kennametal, Inc.	1,118	37,207
GATX Corp.	516	36,538
Exponent, Inc.	708	35,903
Barnes Group, Inc.	656	35,175
MasTec, Inc.*	867	35,165
Axon Enterprise, Inc.*	788	34,475

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Industrial - 8.2% (continued)
Aerojet Rocketdyne Holdings, Inc.*	970	$34,173
Moog, Inc. — Class A	440	34,091
Rexnord Corp.*	1,434	32,910
Vishay Intertechnology, Inc.	1,818	32,742
Hillenbrand, Inc.	861	32,658
John Bean Technologies Corp.	429	30,806
Simpson Manufacturing Company, Inc.	568	30,746
KBR, Inc.	1,935	29,373
Brady Corp. — Class A	651	28,292
Novanta, Inc.*	449	28,287
Golar LNG Ltd.	1,298	28,244
Applied Industrial Technologies, Inc.	523	28,211
II-VI, Inc.*	856	27,786
Chart Industries, Inc.*	423	27,508
Franklin Electric Company, Inc.	636	27,272
Trinseo S.A.	588	26,919
Fabrinet*	494	25,347
Albany International Corp. — Class A	394	24,597
Watts Water Technologies, Inc. — Class A	381	24,586
Granite Construction, Inc.	603	24,289
Advanced Disposal Services, Inc.*	994	23,796
Belden, Inc.	554	23,141
ESCO Technologies, Inc.	349	23,017
Advanced Energy Industries, Inc.*	526	22,581
Sanmina Corp.*	930	22,376
Dycom Industries, Inc.*	414	22,373
Forward Air Corp.	403	22,105
Alarm.com Holdings, Inc.*	426	22,097
Itron, Inc.*	465	21,990
Comfort Systems USA, Inc.	503	21,971
Harsco Corp.*	1,104	21,925
TopBuild Corp.*	486	21,870
Plexus Corp.*	428	21,862
Covanta Holding Corp.	1,613	21,646
Universal Forest Products, Inc.	823	21,365
Kaman Corp.	379	21,258
Worthington Industries, Inc.	576	20,068
AAON, Inc.	566	19,844
Aerovironment, Inc.*	291	19,773
Saia, Inc.*	352	19,649
Mueller Water Products, Inc. — Class A	2,122	19,310
Badger Meter, Inc.	392	19,290
Werner Enterprises, Inc.	646	19,083
Summit Materials, Inc. — Class A*	1,538	19,071
US Ecology, Inc.	301	18,957
Matson, Inc.	581	18,604
Air Transport Services Group, Inc.*	801	18,271
Mueller Industries, Inc.	778	18,174
Raven Industries, Inc.	492	17,805
SPX FLOW, Inc.*	578	17,583
Actuant Corp. — Class A	836	17,548
TriMas Corp.*	629	17,165
Greenbrier Companies, Inc.	434	17,160
Kratos Defense & Security Solutions, Inc.*	1,208	17,021
Builders FirstSource, Inc.*	1,550	16,911
OSI Systems, Inc.*	230	16,859
EnPro Industries, Inc.	280	16,828
AAR Corp.	448	16,728
Hub Group, Inc. — Class A*	448	16,607
SPX Corp.*	591	16,554
Federal Signal Corp.	815	16,218
Masonite International Corp.*	361	16,184
Knowles Corp.*	1,199	15,959
Gibraltar Industries, Inc.*	438	15,588
Casella Waste Systems, Inc. — Class A*	547	15,584
Ambarella, Inc.*	424	14,831
Fitbit, Inc. — Class A*	2,904	14,433
AZZ, Inc.	355	14,328
Cactus, Inc. — Class A*	519	14,226
Lindsay Corp.	147	14,149
Encore Wire Corp.	279	14,000
Atlas Air Worldwide Holdings, Inc.*	325	13,712
KEMET Corp.	774	13,576
JELD-WEN Holding, Inc.*	932	13,244
Electro Scientific Industries, Inc.*	442	13,242
Sun Hydraulics Corp.	396	13,143
Greif, Inc. — Class A	351	13,026
Continental Building Products, Inc.*	510	12,980
Tennant Co.	245	12,767
Benchmark Electronics, Inc.	601	12,729
Boise Cascade Co.	533	12,712
TTM Technologies, Inc.*	1,287	12,523
Sturm Ruger & Company, Inc.	231	12,294
PGT Innovations, Inc.*	773	12,252
Kadant, Inc.	150	12,219
ArcBest Corp.	352	12,059
Advanced Drainage Systems, Inc.	497	12,052
Standex International Corp.	175	11,756
Heartland Express, Inc.	641	11,730
Ship Finance International Ltd.	1,113	11,720
Apogee Enterprises, Inc.	380	11,343
Milacron Holdings Corp.*	951	11,307
Primoris Services Corp.	573	10,961
Scorpio Tankers, Inc.	6,217	10,942
American Woodmark Corp.*	194	10,802
Atkore International Group, Inc.*	535	10,614
CSW Industrials, Inc.*	213	10,299
Alamo Group, Inc.	131	10,129
Evoqua Water Technologies Corp.*	1,038	9,965
Chase Corp.	99	9,905
AVX Corp.	640	9,760
Mesa Laboratories, Inc.	46	9,586
American Outdoor Brands Corp.*	737	9,478

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Industrial - 8.2% (continued)
FARO Technologies, Inc.*	232	$9,429
Patrick Industries, Inc.*	317	9,386
Astec Industries, Inc.	310	9,359
Stoneridge, Inc.*	377	9,293
Columbus McKinnon Corp.	306	9,223
GasLog Ltd.	558	9,185
Vicor Corp.*	240	9,070
Astronics Corp.*	292	8,891
Hyster-Yale Materials Handling, Inc.	142	8,798
Marten Transport Ltd.	536	8,678
Tutor Perini Corp.*	513	8,193
National Presto Industries, Inc.[1]	68	7,950
Gorman-Rupp Co.	242	7,843
Echo Global Logistics, Inc.*	384	7,807
US Concrete, Inc.*	221	7,797
Triumph Group, Inc.	669	7,694
Comtech Telecommunications Corp.	315	7,667
Argan, Inc.	201	7,606
Global Brass & Copper Holdings, Inc.	298	7,495
Briggs & Stratton Corp.	569	7,443
Tidewater, Inc.*	387	7,403
NV5 Global, Inc.*	121	7,326
Aegion Corp. — Class A*	440	7,181
Manitowoc Company, Inc.*	485	7,163
Myers Industries, Inc.	452	6,830
Multi-Color Corp.	190	6,667
GoPro, Inc. — Class A*,1	1,557	6,602
Control4 Corp.*	357	6,283
MYR Group, Inc.*	221	6,226
Insteel Industries, Inc.	250	6,070
DXP Enterprises, Inc.*	218	6,069
Wesco Aircraft Holdings, Inc.*	743	5,870
Frontline Ltd.*	1,055	5,834
NVE Corp.	65	5,690
Tredegar Corp.	355	5,630
Kimball Electronics, Inc.*	355	5,499
nLight, Inc.*,1	309	5,494
Ducommun, Inc.*	146	5,303
Great Lakes Dredge & Dock Corp.*	783	5,183
Ichor Holdings Ltd.*	309	5,037
International Seaways, Inc.*	298	5,018
DHT Holdings, Inc.	1,261	4,943
TimkenSteel Corp.*	549	4,798
Park Electrochemical Corp.	264	4,770
CIRCOR International, Inc.*	223	4,750
Lydall, Inc.*	232	4,712
Heritage-Crystal Clean, Inc.*	202	4,648
Haynes International, Inc.	170	4,488
Scorpio Bulkers, Inc.	798	4,413
Griffon Corp.	421	4,399
Willscot Corp.*	462	4,352
Vishay Precision Group, Inc.*	142	4,293
Allied Motion Technologies, Inc.	96	4,290
Caesarstone Ltd.	314	4,264
NCI Building Systems, Inc.*	585	4,241
SunPower Corp. — Class A*	845	4,200
Sterling Construction Company, Inc.*	366	3,986
Applied Optoelectronics, Inc.*	257	3,966
CryoPort, Inc.*,1	351	3,872
Nordic American Tankers Ltd.	1,924	3,848
Park-Ohio Holdings Corp.	122	3,744
ZAGG, Inc.*	375	3,668
VSE Corp.	119	3,559
Armstrong Flooring, Inc.*	292	3,457
Mistras Group, Inc.*	240	3,451
Greif, Inc. — Class B	76	3,374
Energy Recovery, Inc.*	494	3,325
Covenant Transportation Group, Inc. — Class A*	169	3,245
ShotSpotter, Inc.*	101	3,149
Teekay Corp.	940	3,140
Fluidigm Corp.*	360	3,103
Northwest Pipe Co.*	131	3,051
Hurco Companies, Inc.	85	3,034
Powell Industries, Inc.	121	3,026
Eagle Bulk Shipping, Inc.*	654	3,015
Graham Corp.	131	2,992
Costamare, Inc.	669	2,937
Lawson Products, Inc.*	91	2,876
AquaVenture Holdings Ltd.*	149	2,815
CECO Environmental Corp.*	416	2,808
UFP Technologies, Inc.*	90	2,704
NN, Inc.	385	2,583
Napco Security Technologies, Inc.*	163	2,567
Bel Fuse, Inc. — Class B	132	2,431
Teekay Tankers Ltd. — Class A	2,603	2,416
Sparton Corp.*	132	2,401
IntriCon Corp.*	90	2,374
Pure Cycle Corp.*	235	2,334
Radiant Logistics, Inc.*	530	2,252
Digimarc Corp.*	154	2,233
Dorian LPG Ltd.*	380	2,215
LB Foster Co. — Class A*	137	2,178
Omega Flex, Inc.	40	2,163
GP Strategies Corp.*	170	2,144
Ardmore Shipping Corp.*	456	2,129
Daseke, Inc.*	563	2,072
Universal Logistics Holdings, Inc.	114	2,062
Infrastructure and Energy Alternatives, Inc.*	235	1,925
Synalloy Corp.	113	1,875
Energous Corp.*	319	1,847
Eastern Co.	75	1,814
Olympic Steel, Inc.	126	1,798
IES Holdings, Inc.*	114	1,773
Twin Disc, Inc.*	118	1,741
Orion Group Holdings, Inc.*	383	1,643
LSB Industries, Inc.*	296	1,634
USA Truck, Inc.*	109	1,632
US Xpress Enterprises, Inc. — Class A*	287	1,610
Turtle Beach Corp.*,1	107	1,527
Willis Lease Finance Corp.*	42	1,453
YRC Worldwide, Inc.*	455	1,433

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Industrial - 8.2% (continued)
General Finance Corp.*	136	$1,375
Gencor Industries, Inc.*	119	1,305
Overseas Shipholding Group, Inc. — Class A*	782	1,298
Iteris, Inc.*	343	1,279
Safe Bulkers, Inc.*	692	1,232
PAM Transportation Services, Inc.*	29	1,143
Manitex International, Inc.*	199	1,130
FreightCar America, Inc.*	164	1,097
Forterra, Inc.*	259	974
Genco Shipping & Trading Ltd.*	116	915
Eastman Kodak Co.*	231	589
NL Industries, Inc.*	115	404
Babcock & Wilcox Enterprises, Inc.*	440	172
Total Industrial		3,223,715
Consumer, Cyclical - 7.9%
Five Below, Inc.*	748	76,535
Planet Fitness, Inc. — Class A*	1,210	64,880
Texas Roadhouse, Inc. — Class A	930	55,521
Spirit Airlines, Inc.*	941	54,503
Deckers Outdoor Corp.*	400	51,180
Ollie's Bargain Outlet Holdings, Inc.*	682	45,360
FirstCash, Inc.	596	43,121
American Eagle Outfitters, Inc.	2,213	42,777
Cracker Barrel Old Country Store, Inc.[1]	264	42,203
Wolverine World Wide, Inc.	1,267	40,404
Churchill Downs, Inc.	162	39,518
Marriott Vacations Worldwide Corp.	534	37,652
Steven Madden Ltd.	1,195	36,161
Dorman Products, Inc.*	368	33,127
Eldorado Resorts, Inc.*	903	32,698
RH*	268	32,112
SkyWest, Inc.	699	31,085
iRobot Corp.*	368	30,816
Belmond Ltd. — Class A*	1,229	30,762
SiteOne Landscape Supply, Inc.*	552	30,509
UniFirst Corp.	209	29,901
Beacon Roofing Supply, Inc.*	935	29,658
Fox Factory Holding Corp.*	495	29,141
Jack in the Box, Inc.	373	28,956
Penn National Gaming, Inc.*	1,499	28,226
Sally Beauty Holdings, Inc.*	1,654	28,201
Dana, Inc.	2,006	27,342
Wingstop, Inc.	398	25,548
Cheesecake Factory, Inc.	580	25,236
Taylor Morrison Home Corp. — Class A*	1,557	24,756
Herman Miller, Inc.	816	24,684
Dave & Buster's Entertainment, Inc.	547	24,374
National Vision Holdings, Inc.*	847	23,860
Crocs, Inc.*	908	23,590
Boyd Gaming Corp.	1,130	23,481
Lithia Motors, Inc. — Class A	305	23,281
DSW, Inc. — Class A	942	23,267
Brinker International, Inc.	528	23,221
Signet Jewelers Ltd.	710	22,557
KB Home	1,179	22,519
Cooper Tire & Rubber Co.	696	22,502
LCI Industries	335	22,378
Triton International Ltd.	709	22,029
Anixter International, Inc.*	404	21,941
BJ's Wholesale Club Holdings, Inc.*	982	21,761
TRI Pointe Group, Inc.*	1,937	21,171
HNI Corp.	596	21,116
Tupperware Brands Corp.	666	21,025
Bed Bath & Beyond, Inc.	1,845	20,885
Altra Industrial Motion Corp.	823	20,698
Bloomin' Brands, Inc.	1,138	20,359
Callaway Golf Co.	1,289	19,722
World Fuel Services Corp.	919	19,676
Children's Place, Inc.	218	19,640
Red Rock Resorts, Inc. — Class A	954	19,376
Mobile Mini, Inc.	610	19,368
Office Depot, Inc.	7,473	19,280
Meritage Homes Corp.*	523	19,205
Tenneco, Inc. — Class A	698	19,118
Gentherm, Inc.*	477	19,070
Meritor, Inc.*	1,116	18,872
Abercrombie & Fitch Co. — Class A	918	18,406
Roku, Inc.*	594	18,200
PriceSmart, Inc.	303	17,907
Hawaiian Holdings, Inc.	673	17,774
Allegiant Travel Co. — Class A	177	17,739
La-Z-Boy, Inc.	640	17,734
Asbury Automotive Group, Inc.*	265	17,665
Navistar International Corp.*	675	17,516
MDC Holdings, Inc.	622	17,485
GameStop Corp. — Class A	1,375	17,353
Steelcase, Inc. — Class A	1,164	17,262
American Axle & Manufacturing Holdings, Inc.*	1,529	16,972
SeaWorld Entertainment, Inc.*	753	16,634
G-III Apparel Group Ltd.*	596	16,622
Guess?, Inc.	790	16,408
Oxford Industries, Inc.	230	16,339
Cannae Holdings, Inc.*	946	16,196
Caleres, Inc.	577	16,058
Big Lots, Inc.	551	15,935
Liberty TripAdvisor Holdings, Inc. — Class A*	996	15,826
Dine Brands Global, Inc.	230	15,488
Shake Shack, Inc. — Class A*	338	15,352
Cavco Industries, Inc.*	117	15,255
Cooper-Standard Holdings, Inc.*	243	15,095
International Speedway Corp. — Class A	332	14,562
Core-Mark Holding Company, Inc.	626	14,555
Carvana Co.*,1	444	14,523
BJ's Restaurants, Inc.	284	14,362
BMC Stock Holdings, Inc.*	925	14,319
Rush Enterprises, Inc. — Class A	412	14,206

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Consumer, Cyclical - 7.9% (continued)
Sleep Number Corp.*	446	$14,152
Standard Motor Products, Inc.	291	14,093
IMAX Corp.*	736	13,844
Scientific Games Corp. — Class A*	760	13,589
Denny's Corp.*	837	13,568
Group 1 Automotive, Inc.	253	13,338
Papa John's International, Inc.	305	12,142
Genesco, Inc.*	269	11,917
ScanSource, Inc.*	346	11,895
Freshpet, Inc.*	360	11,578
Interface, Inc. — Class A	810	11,543
Methode Electronics, Inc.	494	11,505
LGI Homes, Inc.*,1	254	11,486
At Home Group, Inc.*	609	11,364
Douglas Dynamics, Inc.	305	10,946
Knoll, Inc.	664	10,943
Marcus Corp.	265	10,467
Winnebago Industries, Inc.	424	10,265
Rite Aid Corp.*	14,437	10,226
Installed Building Products, Inc.*	301	10,141
Acushnet Holdings Corp.	475	10,008
Wabash National Corp.	760	9,941
Fossil Group, Inc.*	626	9,847
Malibu Boats, Inc. — Class A*	281	9,779
Dillard's, Inc. — Class A1	160	9,650
Chico's FAS, Inc.	1,706	9,588
Hudson Ltd. — Class A*	546	9,364
Tailored Brands, Inc.	681	9,289
Ruth's Hospitality Group, Inc.	396	9,001
H&E Equipment Services, Inc.	436	8,903
Vista Outdoor, Inc.*	783	8,887
AMC Entertainment Holdings, Inc. — Class A	713	8,756
Regis Corp.*	465	7,882
M/I Homes, Inc.*	371	7,798
Party City Holdco, Inc.*	777	7,754
Buckle, Inc.[1]	395	7,639
Modine Manufacturing Co.*	679	7,340
Kimball International, Inc. — Class B	496	7,038
National CineMedia, Inc.	1,058	6,856
Movado Group, Inc.	216	6,830
GMS, Inc.*	447	6,642
Tower International, Inc.	272	6,474
Boot Barn Holdings, Inc.*	379	6,454
Essendant, Inc.	512	6,441
PetMed Express, Inc.	274	6,373
St. Joe Co.*	478	6,295
Century Communities, Inc.*	359	6,196
Ascena Retail Group, Inc.*	2,402	6,029
Monarch Casino & Resort, Inc.*	155	5,912
Skyline Champion Corp.	396	5,817
Barnes & Noble, Inc.	818	5,800
America's Car-Mart, Inc.*	80	5,796
Ethan Allen Interiors, Inc.	328	5,770
Winmark Corp.	34	5,406
EZCORP, Inc. — Class A*	687	5,311
BBX Capital Corp.	900	5,157
Camping World Holdings, Inc. — Class A	445	5,104
Conn's, Inc.*	270	5,092
MarineMax, Inc.*	278	5,090
Fiesta Restaurant Group, Inc.*	326	5,056
PetIQ, Inc.*	215	5,046
Express, Inc.*	983	5,023
Shoe Carnival, Inc.	146	4,892
Zumiez, Inc.*	255	4,888
Unifi, Inc.*	214	4,888
Haverty Furniture Companies, Inc.	255	4,789
Red Robin Gourmet Burgers, Inc.*	178	4,756
MasterCraft Boat Holdings, Inc.*	253	4,731
PC Connection, Inc.	158	4,697
Carrols Restaurant Group, Inc.*	476	4,684
William Lyon Homes — Class A*	438	4,682
Universal Electronics, Inc.*	185	4,677
Sonic Automotive, Inc. — Class A	329	4,527
J.C. Penney Company, Inc.*,1	4,307	4,479
Nautilus, Inc.*	410	4,469
El Pollo Loco Holdings, Inc.*	294	4,460
Cato Corp. — Class A	305	4,352
Motorcar Parts of America, Inc.*	261	4,343
Hooker Furniture Corp.	159	4,188
Del Taco Restaurants, Inc.*	419	4,186
Beazer Homes USA, Inc.*	431	4,086
Chuy's Holdings, Inc.*	230	4,080
Miller Industries, Inc.	150	4,050
Systemax, Inc.	168	4,014
Golden Entertainment, Inc.*	249	3,989
Veritiv Corp.*	158	3,945
Johnson Outdoors, Inc. — Class A	67	3,935
Lindblad Expeditions Holdings, Inc.*	292	3,930
Nexeo Solutions, Inc.*	449	3,857
Bojangles', Inc.*	239	3,843
Eros International plc*	463	3,838
Hibbett Sports, Inc.*	260	3,718
Lumber Liquidators Holdings, Inc.*	390	3,713
Daktronics, Inc.	493	3,648
YETI Holdings, Inc.*	231	3,428
Blue Bird Corp.*	188	3,420
Titan Machinery, Inc.*	259	3,406
Spartan Motors, Inc.	468	3,384
Citi Trends, Inc.	165	3,364
Reading International, Inc. — Class A*	230	3,344
Drive Shack, Inc.*	829	3,250
Titan International, Inc.	689	3,211
Tile Shop Holdings, Inc.	551	3,019
REV Group, Inc.	402	3,019
BlueLinx Holdings, Inc.*	122	3,015
Habit Restaurants, Inc. — Class A*	279	2,930
Clarus Corp.	287	2,904
Culp, Inc.	152	2,873

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

COMMON STOCKS† - 62.3% (continued)	Shares	Value
Consumer, Cyclical - 7.9% (continued)
Duluth Holdings, Inc. — Class B*	113	$2,851
Bassett Furniture Industries, Inc.	139	2,786
RCI Hospitality Holdings, Inc.	124	2,769
Century Casinos, Inc.*	371	2,742
Del Frisco's Restaurant Group, Inc.*	377	2,696
GNC Holdings, Inc. — Class A*	1,126	2,669
Vera Bradley, Inc.*	311	2,665
Speedway Motorsports, Inc.	157	2,554
Potbelly Corp.*	314	2,528
Weyco Group, Inc.	84	2,450
Rocky Brands, Inc.	94	2,444
Green Brick Partners, Inc.*	335	2,425
Commercial Vehicle Group, Inc.*	415	2,366
Flexsteel Industries, Inc.	101	2,230
Sportsman's Warehouse Holdings, Inc.*	508	2,225
Tilly's, Inc. — Class A	201	2,183
Rush Enterprises, Inc. — Class B	61	2,172
Superior Group of Companies, Inc.	123	2,171
Sonos, Inc.*	220	2,160
Barnes & Noble Education, Inc.*	527	2,113
Hamilton Beach Brands Holding Co. — Class A	88	2,064
Kirkland's, Inc.*	213	2,030
Funko, Inc. — Class A*	144	1,894
Red Lion Hotels Corp.*	218	1,788
Lovesac Co.*	77	1,766
Marine Products Corp.	103	1,742
EVI Industries, Inc.[1]	51	1,701
Foundation Building Materials, Inc.*	202	1,679
Escalade, Inc.	146	1,672
Superior Industries International, Inc.	337	1,621
Lifetime Brands, Inc.	161	1,615
Gaia, Inc.*	154	1,595
Biglari Holdings, Inc. — Class B*	13	1,477
J Alexander's Holdings, Inc.*	176	1,448
Bluegreen Vacations Corp.	102	1,319
Town Sports International Holdings, Inc.*	199	1,274
Noodles & Co.*	181	1,265
J. Jill, Inc.*	225	1,199
Hovnanian Enterprises, Inc. — Class A*	1,664	1,138
RTW RetailWinds, Inc.*	400	1,132
Castle Brands, Inc.*	1,251	1,064
Container Store Group, Inc.*	219	1,045
Mesa Air Group, Inc.*	133	1,025
New Home Company, Inc.*	175	915
Big 5 Sporting Goods Corp.	275	712
Biglari Holdings, Inc. — Class A*	1	588
Empire Resorts, Inc.*	48	486
Francesca's Holdings Corp.*	478	464
Pier 1 Imports, Inc.	1,109	339
Purple Innovation, Inc.*	56	330
CompX International, Inc.	22	299
Total Consumer, Cyclical		3,088,885
Technology - 6.3%
Integrated Device Technology, Inc.*	1,771	85,770
HubSpot, Inc.*	502	63,116
Cree, Inc.*	1,378	58,944
MAXIMUS, Inc.	873	56,824
Entegris, Inc.	1,947	54,312
Medidata Solutions, Inc.*	792	53,397
New Relic, Inc.*	613	49,635
CACI International, Inc. — Class A*	337	48,538
Silicon Laboratories, Inc.*	589	46,419
Coupa Software, Inc.*	736	46,265
j2 Global, Inc.	643	44,611
ACI Worldwide, Inc.*	1,574	43,553
Lumentum Holdings, Inc.*	1,015	42,624
Blackbaud, Inc.	662	41,640
Semtech Corp.*	893	40,962
Cornerstone OnDemand, Inc.*	746	37,621
Verint Systems, Inc.*	880	37,233
Cabot Microelectronics Corp.	389	37,110
Science Applications International Corp.	581	37,010
Qualys, Inc.*	466	34,829
Five9, Inc.*	787	34,408
Perspecta, Inc.	1,971	33,941
Omnicell, Inc.*	531	32,518
CommVault Systems, Inc.*	545	32,204
Mercury Systems, Inc.*	645	30,502
Envestnet, Inc.*	611	30,055
Box, Inc. — Class A*	1,693	28,578
Cirrus Logic, Inc.*	821	27,241
Bottomline Technologies DE, Inc.*	558	26,784
Brooks Automation, Inc.	953	24,950
NetScout Systems, Inc.*	1,026	24,244
ExlService Holdings, Inc.*	458	24,100
Power Integrations, Inc.	393	23,965
Alteryx, Inc. — Class A*	394	23,431
Allscripts Healthcare Solutions, Inc.*	2,390	23,040
SailPoint Technologies Holding, Inc.*	952	22,362
Progress Software Corp.	614	21,791
MINDBODY, Inc. — Class A*	598	21,767
Avaya Holdings Corp.*	1,436	20,908
Everbridge, Inc.*	367	20,831
Varonis Systems, Inc.*	387	20,472
Blackline, Inc.*	497	20,352
Insight Enterprises, Inc.*	482	19,641
SPS Commerce, Inc.*	234	19,277
Inphi Corp.*	596	19,161
ManTech International Corp. — Class A	363	18,983
Evolent Health, Inc. — Class A*	935	18,653
Cubic Corp.	347	18,648
Apptio, Inc. — Class A*	475	18,031
Diodes, Inc.*	551	17,775
Synaptics, Inc.*	476	17,712
SendGrid, Inc.*	399	17,225
Yext, Inc.*	1,124	16,691
Virtusa Corp.*	390	16,610

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Technology - 6.3% (continued)
MicroStrategy, Inc. — Class A*	130	$16,608
Instructure, Inc.*	436	16,354
Vocera Communications, Inc.*	411	16,173
Cloudera, Inc.*	1,432	15,838
Rapid7, Inc.*	503	15,673
TiVo Corp.	1,657	15,592
Tabula Rasa HealthCare, Inc.*	242	15,430
Pitney Bowes, Inc.	2,581	15,254
3D Systems Corp.*	1,498	15,235
MaxLinear, Inc. — Class A*	865	15,224
LivePerson, Inc.*	797	15,031
Electronics for Imaging, Inc.*	600	14,880
CSG Systems International, Inc.	456	14,487
FormFactor, Inc.*	1,014	14,287
Ebix, Inc.	330	14,045
Hortonworks, Inc.*	970	13,987
Workiva, Inc.*	387	13,889
Sykes Enterprises, Inc.*	542	13,404
Inovalon Holdings, Inc. — Class A*	945	13,400
Benefitfocus, Inc.*	292	13,350
PROS Holdings, Inc.*	405	12,717
Stratasys Ltd.*	695	12,517
Appfolio, Inc. — Class A*	210	12,436
Xperi Corp.	672	12,358
Glu Mobile, Inc.*	1,525	12,307
Cray, Inc.*	554	11,961
CTS Corp.	449	11,625
Rambus, Inc.*	1,462	11,214
NextGen Healthcare, Inc.*	734	11,120
Lattice Semiconductor Corp.*	1,606	11,114
Carbonite, Inc.*	435	10,988
Cision Ltd.*	914	10,694
ForeScout Technologies, Inc.*	407	10,578
MTS Systems Corp.	245	9,832
Altair Engineering, Inc. — Class A*	341	9,405
Amkor Technology, Inc.*	1,404	9,210
MACOM Technology Solutions Holdings, Inc.*	622	9,025
Rudolph Technologies, Inc.*	432	8,843
Photronics, Inc.*	911	8,818
Cohu, Inc.	543	8,726
Monotype Imaging Holdings, Inc.	560	8,691
Nanometrics, Inc.*	313	8,554
Unisys Corp.*	692	8,048
Axcelis Technologies, Inc.*	440	7,832
Engility Holdings, Inc.*	249	7,086
Carbon Black, Inc.*	521	6,992
PlayAGS, Inc.*	301	6,923
CEVA, Inc.*	303	6,693
Donnelley Financial Solutions, Inc.*	462	6,482
Upland Software, Inc.*	216	5,871
Presidio, Inc.	441	5,755
QAD, Inc. — Class A	143	5,624
OneSpan, Inc.*	432	5,594
TTEC Holdings, Inc.	194	5,543
Mitek Systems, Inc.*	449	4,854
Veeco Instruments, Inc.*	651	4,824
Model N, Inc.*	352	4,657
MobileIron, Inc.*	992	4,553
Ultra Clean Holdings, Inc.*	527	4,464
KeyW Holding Corp.*	667	4,462
ConvergeOne Holdings, Inc.	349	4,321
SMART Global Holdings, Inc.*	138	4,099
American Software, Inc. — Class A	387	4,044
Computer Programs & Systems, Inc.	158	3,966
Tenable Holdings, Inc.*	172	3,817
Digi International, Inc.*	368	3,713
Daily Journal Corp.*	15	3,510
Brightcove, Inc.*	484	3,407
PAR Technology Corp.*	156	3,393
Impinj, Inc.*	224	3,259
PDF Solutions, Inc.*	380	3,203
Immersion Corp.*	355	3,181
Simulations Plus, Inc.	158	3,144
Agilysys, Inc.*	213	3,054
SVMK, Inc.*	239	2,933
USA Technologies, Inc.*	736	2,863
Alpha & Omega Semiconductor Ltd.*	272	2,772
Amber Road, Inc.*	321	2,642
Diebold Nixdorf, Inc.	1,046	2,604
Aquantia Corp.*	295	2,587
Exela Technologies, Inc.*	650	2,528
Castlight Health, Inc. — Class B*	1,071	2,324
AXT, Inc.*	522	2,271
InnerWorkings, Inc.*	590	2,207
Domo, Inc. — Class B*	109	2,140
SecureWorks Corp. — Class A*,1	118	1,993
Information Services Group, Inc.*	458	1,942
Avid Technology, Inc.*	377	1,791
Telenav, Inc.*	425	1,726
eGain Corp.*	242	1,590
Vuzix Corp.*	323	1,554
ACM Research, Inc. — Class A*	114	1,240
Adesto Technologies Corp.*	281	1,236
Park City Group, Inc.*	182	1,087
Maxwell Technologies, Inc.*	489	1,012
Kopin Corp.*	810	809
Asure Software, Inc.*	145	737
Rimini Street, Inc.*	133	685
Majesco*	76	539
Remark Holdings, Inc.*	358	433
Veritone, Inc.*	105	399
NantHealth, Inc.*	280	152
Total Technology		2,481,302
Communications - 3.9%
Etsy, Inc.*	1,634	77,729
Ciena Corp.*	1,960	66,464
Trade Desk, Inc. — Class A*	447	51,879
Nexstar Media Group, Inc. — Class A	614	48,285
ViaSat, Inc.*	760	44,802
World Wrestling Entertainment, Inc. — Class A	590	44,085
New York Times Co. — Class A	1,802	40,167

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Communications - 3.9% (continued)
Yelp, Inc. — Class A*	1,113	$38,944
Stamps.com, Inc.*	241	37,509
Finisar Corp.*	1,610	34,776
TEGNA, Inc.	2,974	32,327
Zscaler, Inc.*	824	32,309
InterDigital, Inc.	475	31,554
Viavi Solutions, Inc.*	3,119	31,346
Liberty Expedia Holdings, Inc. — Class A*	747	29,215
Pandora Media, Inc.*	3,538	28,622
Shenandoah Telecommunications Co.	640	28,320
Meredith Corp.	541	28,100
Imperva, Inc.*	482	26,843
Vonage Holdings Corp.*	3,033	26,478
Cogent Communications Holdings, Inc.	574	25,950
Q2 Holdings, Inc.*	507	25,122
Sinclair Broadcast Group, Inc. — Class A	924	24,338
Iridium Communications, Inc.*	1,317	24,299
Cargurus, Inc.*	686	23,139
8x8, Inc.*	1,272	22,947
Liberty Latin America Ltd. — Class C*	1,560	22,729
NETGEAR, Inc.*	429	22,321
Cars.com, Inc.*	949	20,403
Groupon, Inc. — Class A*	6,090	19,488
MSG Networks, Inc. — Class A*	812	19,131
Shutterfly, Inc.*	457	18,399
Intelsat S.A.*	763	16,321
Gray Television, Inc.*	1,096	16,155
Scholastic Corp.	389	15,661
Plantronics, Inc.	455	15,060
Acacia Communications, Inc.*	375	14,250
GTT Communications, Inc.*,1	582	13,770
Gannett Company, Inc.	1,554	13,256
ePlus, Inc.*	184	13,095
Houghton Mifflin Harcourt Co.*	1,419	12,572
Liberty Media Corporation-Liberty Braves — Class C*	489	12,171
Quotient Technology, Inc.*	1,094	11,684
Boingo Wireless, Inc.*	563	11,581
TrueCar, Inc.*	1,263	11,443
NIC, Inc.	883	11,020
ATN International, Inc.	143	10,229
Entercom Communications Corp. — Class A	1,756	10,027
QuinStreet, Inc.*	608	9,868
Perficient, Inc.*	443	9,861
EW Scripps Co. — Class A	626	9,847
Extreme Networks, Inc.*	1,587	9,681
Consolidated Communications Holdings, Inc.	962	9,505
New Media Investment Group, Inc.	818	9,464
Maxar Technologies Ltd.	777	9,293
Shutterstock, Inc.	258	9,291
Liberty Latin America Ltd. — Class A*	596	8,630
HealthStream, Inc.	355	8,573
ORBCOMM, Inc.*	1,004	8,293
Infinera Corp.*	2,068	8,251
Tucows, Inc. — Class A*	130	7,808
ADTRAN, Inc.	657	7,056
Quantenna Communications, Inc.*	465	6,673
Loral Space & Communications, Inc.*	175	6,519
Anaplan, Inc.*	244	6,476
Endurance International Group Holdings, Inc.*	963	6,404
CalAmp Corp.*	464	6,037
Calix, Inc.*	605	5,899
Harmonic, Inc.*	1,142	5,390
NII Holdings, Inc.*	1,218	5,371
Cincinnati Bell, Inc.*	629	4,894
pdvWireless, Inc.*	128	4,786
Casa Systems, Inc.*	356	4,674
1-800-Flowers.com, Inc. — Class A*	368	4,501
Meet Group, Inc.*	956	4,426
A10 Networks, Inc.*	691	4,312
Zix Corp.*	717	4,108
ChannelAdvisor Corp.*	356	4,041
Overstock.com, Inc.*,1	289	3,925
Limelight Networks, Inc.*	1,496	3,501
Ribbon Communications, Inc.*	726	3,499
Ooma, Inc.*	251	3,484
TechTarget, Inc.*	279	3,407
Frontier Communications Corp.*,1	1,430	3,403
Liberty Media Corporation-Liberty Braves — Class A*	136	3,392
Spok Holdings, Inc.	251	3,328
Central European Media Enterprises Ltd. — Class A*	1,187	3,300
NeoPhotonics Corp.*	481	3,117
Upwork, Inc.*,1	171	3,097
Hemisphere Media Group, Inc.*	248	3,011
WideOpenWest, Inc.*	406	2,895
Tribune Publishing Co.*	236	2,676
Clear Channel Outdoor Holdings, Inc. — Class A*	508	2,636
Entravision Communications Corp. — Class A	883	2,569
RigNet, Inc.*	193	2,440
Gogo, Inc.*	791	2,365
Preformed Line Products Co.	42	2,278
KVH Industries, Inc.*	221	2,274
Liquidity Services, Inc.*	358	2,209
Lands' End, Inc.*	144	2,046
MDC Partners, Inc. — Class A*	766	1,999
LiveXLive Media, Inc.*	398	1,970
VirnetX Holding Corp.*	727	1,745
Saga Communications, Inc. — Class A	52	1,728
Telaria, Inc.*	602	1,643
Boston Omaha Corp. — Class A*	69	1,615
Fluent, Inc.*	440	1,584
Leaf Group Ltd.*	225	1,541
HC2 Holdings, Inc.*	580	1,531

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Communications - 3.9% (continued)
Clearfield, Inc.*	154	$1,528
Aerohive Networks, Inc.*	450	1,467
Windstream Holdings, Inc.*	560	1,170
Internap Corp.*	281	1,166
DASAN Zhone Solutions, Inc.*	80	1,113
Cardlytics, Inc.*	80	866
Travelzoo*	64	629
Fusion Connect, Inc.*	287	482
Value Line, Inc.	15	390
Beasley Broadcast Group, Inc. — Class A	90	337
Total Communications		1,555,603
Utilities - 2.3%
IDACORP, Inc.	690	64,211
ONE Gas, Inc.	713	56,755
Portland General Electric Co.	1,224	56,121
New Jersey Resources Corp.	1,193	54,484
ALLETE, Inc.	706	53,811
Southwest Gas Holdings, Inc.	671	51,331
Spire, Inc.	676	50,078
Black Hills Corp.	735	46,143
PNM Resources, Inc.	1,092	44,870
NorthWestern Corp.	693	41,192
Avista Corp.	899	38,190
American States Water Co.	502	33,654
South Jersey Industries, Inc.	1,177	32,721
California Water Service Group	659	31,408
MGE Energy, Inc.	479	28,721
Ormat Technologies, Inc.	546	28,556
El Paso Electric Co.	556	27,872
Otter Tail Corp.	540	26,806
Northwest Natural Holding Co.	393	23,761
Chesapeake Utilities Corp.	217	17,642
Clearway Energy, Inc. — Class C	997	17,198
SJW Group	236	13,126
Middlesex Water Co.	218	11,630
Connecticut Water Service, Inc.	165	11,033
Unitil Corp.	200	10,128
Clearway Energy, Inc. — Class A	478	8,088
York Water Co.	176	5,643
Artesian Resources Corp. — Class A	109	3,801
Ameresco, Inc. — Class A*	259	3,652
Atlantic Power Corp.*	1,489	3,231
RGC Resources, Inc.	101	3,026
PICO Holdings, Inc.*	277	2,532
Consolidated Water Company Ltd.	202	2,355
Global Water Resources, Inc.	140	1,420
Spark Energy, Inc. — Class A	158	1,174
Total Utilities		906,364
Energy - 2.3%
Delek US Holdings, Inc.	1,114	36,216
Peabody Energy Corp.	1,075	32,766
Murphy USA, Inc.*	413	31,652
Southwestern Energy Co.*	8,089	27,585
PDC Energy, Inc.*	909	27,052
Matador Resources Co.*	1,446	22,456
Pattern Energy Group, Inc. — Class A	1,109	20,650
Oasis Petroleum, Inc.*	3,697	20,444
Callon Petroleum Co.*	3,133	20,333
Arch Coal, Inc. — Class A	239	19,834
NOW, Inc.*	1,480	17,227
Oceaneering International, Inc.*	1,356	16,408
McDermott International, Inc.*	2,461	16,095
Gulfport Energy Corp.*	2,396	15,694
SRC Energy, Inc.*	3,319	15,599
SemGroup Corp. — Class A	1,085	14,952
Rowan Companies plc — Class A*	1,749	14,674
Dril-Quip, Inc.*	488	14,655
Sunrun, Inc.*	1,326	14,440
Warrior Met Coal, Inc.	592	14,273
MRC Global, Inc.*	1,153	14,101
Carrizo Oil & Gas, Inc.*	1,199	13,537
Archrock, Inc.	1,744	13,063
Renewable Energy Group, Inc.*	506	13,004
CONSOL Energy, Inc.*	385	12,208
ProPetro Holding Corp.*	972	11,975
C&J Energy Services, Inc.*	871	11,759
Oil States International, Inc.*	818	11,681
TerraForm Power, Inc. — Class A	1,003	11,254
US Silica Holdings, Inc.	1,074	10,933
Denbury Resources, Inc.*	6,196	10,595
California Resources Corp.*	620	10,565
Helix Energy Solutions Group, Inc.*	1,930	10,441
Unit Corp.*	718	10,253
Penn Virginia Corp.*	170	9,190
Thermon Group Holdings, Inc.*	444	9,004
Noble Corporation plc*	3,384	8,866
SEACOR Holdings, Inc.*	235	8,695
Resolute Energy Corp.*	300	8,694
Diamond Offshore Drilling, Inc.*	889	8,392
Newpark Resources, Inc.*	1,220	8,381
Jagged Peak Energy, Inc.*	881	8,035
Tellurian, Inc.*	1,137	7,902
Exterran Corp.*	444	7,859
Liberty Oilfield Services, Inc. — Class A	606	7,848
Laredo Petroleum, Inc.*	2,134	7,725
CVR Energy, Inc.	221	7,620
SunCoke Energy, Inc.*	891	7,618
Green Plains, Inc.	540	7,079
Superior Energy Services, Inc.*	2,104	7,048
DMC Global, Inc.	196	6,884
Matrix Service Co.*	363	6,512
KLX Energy Services Holdings, Inc.*	276	6,472
Par Pacific Holdings, Inc.*	427	6,055
Northern Oil and Gas, Inc.*	2,667	6,028
Keane Group, Inc.*	712	5,824
FutureFuel Corp.	354	5,614
Enphase Energy, Inc.*,1	1,186	5,610
Bonanza Creek Energy, Inc.*	259	5,354
WildHorse Resource Development Corp.*	374	5,277
W&T Offshore, Inc.*	1,275	5,253
REX American Resources Corp.*	77	5,244
Frank's International N.V.*	1,004	5,241
TPI Composites, Inc.*	200	4,916

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Energy - 2.3% (continued)
Nine Energy Service, Inc.*	204	$4,598
Forum Energy Technologies, Inc.*	1,111	4,588
Talos Energy, Inc.*	276	4,504
Solaris Oilfield Infrastructure, Inc. — Class A	361	4,365
Ring Energy, Inc.*	785	3,988
Select Energy Services, Inc. — Class A*	619	3,912
HighPoint Resources Corp.*	1,492	3,715
Plug Power, Inc.*	2,932	3,636
Panhandle Oil and Gas, Inc. — Class A	216	3,348
Clean Energy Fuels Corp.*	1,882	3,237
SandRidge Energy, Inc.*	420	3,196
Halcon Resources Corp.*	1,830	3,111
Natural Gas Services Group, Inc.*	171	2,811
TETRA Technologies, Inc.*	1,670	2,806
Advanced Emissions Solutions, Inc.	254	2,680
FTS International, Inc.*	374	2,659
Mammoth Energy Services, Inc.	143	2,571
Era Group, Inc.*	276	2,412
Evolution Petroleum Corp.	349	2,380
Abraxas Petroleum Corp.*	2,180	2,376
SilverBow Resources, Inc.*	97	2,293
Trecora Resources*	284	2,215
NACCO Industries, Inc. — Class A	52	1,763
Ultra Petroleum Corp.*	2,184	1,660
Vivint Solar, Inc.*	426	1,623
Goodrich Petroleum Corp.*	119	1,607
Berry Petroleum Corp.	179	1,566
Midstates Petroleum Company, Inc.*	205	1,540
Independence Contract Drilling, Inc.*	476	1,485
Alta Mesa Resources, Inc. — Class A*	1,348	1,348
Pioneer Energy Services Corp.*	1,046	1,287
Eclipse Resources Corp.*,1	1,207	1,267
Amyris, Inc.*,1	359	1,199
Earthstone Energy, Inc. — Class A*	259	1,171
Hallador Energy Co.	228	1,156
Adams Resources & Energy, Inc.	29	1,123
Bristow Group, Inc.*,1	449	1,091
Isramco, Inc.*	9	1,067
Basic Energy Services, Inc.*	263	1,010
CARBO Ceramics, Inc.*	283	985
Dawson Geophysical Co.*	290	980
Lilis Energy, Inc.*	610	836
Flotek Industries, Inc.*	755	823
ION Geophysical Corp.*	146	756
NCS Multistage Holdings, Inc.*	134	682
Smart Sand, Inc.*	305	677
FuelCell Energy, Inc.*	1,151	634
NextDecade Corp.*	103	556
Approach Resources, Inc.*	608	530
Profire Energy, Inc.*	327	474
Ramaco Resources, Inc.*	82	406
EP Energy Corp. — Class A*	547	383
Cloud Peak Energy, Inc.*	1,015	372
Zion Oil & Gas, Inc.*	745	311
PHI, Inc.*	161	298
Quintana Energy Services, Inc.*	85	294
Key Energy Services, Inc.*	140	290
Sanchez Energy Corp.*	1,065	288
Nuverra Environmental Solutions, Inc.*	16	131
Rosehill Resources, Inc.*	17	38
Total Energy		893,722
Basic Materials - 1.9%
Ingevity Corp.*	582	48,708
Allegheny Technologies, Inc.*	1,722	37,488
Balchem Corp.	440	34,474
Sensient Technologies Corp.	584	32,616
Quaker Chemical Corp.	179	31,810
Cleveland-Cliffs, Inc.	4,085	31,414
PolyOne Corp.	1,096	31,346
HB Fuller Co.	695	29,656
Commercial Metals Co.	1,598	25,600
Rogers Corp.*	252	24,963
Minerals Technologies, Inc.	485	24,900
GCP Applied Technologies, Inc.*	986	24,206
Carpenter Technology Corp.	640	22,790
Stepan Co.	278	20,572
Innospec, Inc.	332	20,504
Kaiser Aluminum Corp.	221	19,733
Compass Minerals International, Inc.	468	19,511
Ferro Corp.*	1,141	17,891
Tahoe Resources, Inc.*	4,261	15,553
Hecla Mining Co.	6,260	14,774
Neenah, Inc.	229	13,493
Materion Corp.	276	12,417
Codexis, Inc.*	698	11,657
Coeur Mining, Inc.*	2,544	11,372
Verso Corp. — Class A*	473	10,595
Schweitzer-Mauduit International, Inc.	421	10,546
AdvanSix, Inc.*	412	10,028
Tronox Ltd. — Class A	1,284	9,990
AK Steel Holding Corp.*	4,321	9,722
Kraton Corp.*	425	9,282
Schnitzer Steel Industries, Inc. — Class A	359	7,736
PQ Group Holdings, Inc.*	502	7,435
Rayonier Advanced Materials, Inc.	695	7,402
Innophos Holdings, Inc.	267	6,549
American Vanguard Corp.	397	6,030
PH Glatfelter Co.	596	5,817
Clearwater Paper Corp.*	222	5,410
Hawkins, Inc.	132	5,405
Century Aluminum Co.*	685	5,007
Koppers Holdings, Inc.*	283	4,822
Landec Corp.*	372	4,404
OMNOVA Solutions, Inc.*	600	4,398
Livent Corp.*	315	4,347

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Basic Materials - 1.9% (continued)
Kronos Worldwide, Inc.	311	$3,583
Intrepid Potash, Inc.*	1,310	3,406
Energy Fuels, Inc.*	1,065	3,035
Gold Resource Corp.	722	2,888
Uranium Energy Corp.*	2,176	2,720
United States Lime & Minerals, Inc.	27	1,917
Oil-Dri Corporation of America	68	1,802
AgroFresh Solutions, Inc.*	432	1,637
Universal Stainless & Alloy Products, Inc.*	100	1,621
Covia Holdings Corp.*	426	1,457
Ryerson Holding Corp.*	218	1,382
Shiloh Industries, Inc.*	201	1,172
Marrone Bio Innovations, Inc.*	748	1,100
Valhi, Inc.	346	668
Total Basic Materials		740,761
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	420	7,266
Total Common Stocks
(Cost $23,727,354)		24,460,788

RIGHTS†† - 0.0%
Nuverra, Inc.
Expires 01/04/19*,2	4	–
Omthera Pharmaceuticals, Inc.* †††,2
	86	–
Nexstar Media Group, Inc.*,†††,2
	2,530	–
A Schulman, Inc.*,†††,2
	408	–
Tobira Therapeutics, Inc. *,†††,2
	14	–
Total Rights
(Cost $0)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 26.8%
Federal Home Loan Bank[3]
2.25% due 10/26/22[4]	$6,000,000	5,999,466
2.45% due 09/13/22[4]	2,500,000	2,501,827
2.53% due 09/20/19[4]	2,000,000	1,999,228
Total Federal Agency Notes
(Cost $10,496,369)		10,500,521

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
2.35% due 03/14/19[5,6]	320,000	318,496
2.21% due 01/08/19[6,7]	165,000	164,938
Total U.S. Treasury Bills
(Cost $483,406)		483,434

REPURCHASE AGREEMENTS††,8 - 7.8%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[5]	1,807,336	1,807,336
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[5]	751,619	751,619
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[5]	501,080	501,080
Total Repurchase Agreements
(Cost $3,060,035)		3,060,035

	Shares
SECURITIES LENDING COLLATERAL†,9 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%*,10	159,365	159,365
Total Securities Lending Collateral
(Cost $159,365)		159,365
Total Investments - 98.5%
(Cost $37,926,529)		$38,664,143
Other Assets & Liabilities, net - 1.5%		584,784
Total Net Assets - 100.0%		$39,248,927

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	21	Mar 2019	$1,417,080	$(115,605)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	2.27%	At Maturity	01/28/19	6,506	$8,774,217	$90,403
BNP Paribas	Russell 2000 Index	2.52%	At Maturity	01/29/19	2,171	2,927,892	36,349

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Counterparty	Index	Financing Rate Pay	Payment Frequency
OTC Equity Index Swap Agreements†† (continued)
Barclays Bank plc	Russell 2000 Index	2.42%	At Maturity	01/31/19	1,227	$1,654,393	$20,539
						$13,356,502	$147,291

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
2	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
3	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
5	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
6	Rate indicated is the effective yield at the time of purchase.
7	All or a portion of this security is pledged as futures collateral at December 31, 2018.
8	Repurchase Agreements — See Note 4.
9	Securities lending collateral — See Note 5.
10	Rate indicated is the 7-day yield as of December 31, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$24,460,788	$—		$—		$24,460,788
Rights	—	—	*	—	*	—
Federal Agency Notes	—	10,500,521		—		10,500,521
U.S. Treasury Bills	—	483,434		—		483,434
Repurchase Agreements	—	3,060,035		—		3,060,035
Securities Lending Collateral	159,365	—		—		159,365
Equity Index Swap Agreements**	—	147,291		—		147,291
Total Assets	$24,620,153	$14,191,281		$—		$38,811,434

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$115,605	$—	$—	$115,605

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank, 2.53% due 09/20/19	2.78%	03/21/19	3.03%	06/21/19
Federal Home Loan Bank, 2.25% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 07/27/22
Federal Home Loan Bank, 2.45% due 09/13/22	2.70%	03/14/19	2.95% - 5.95%	06/14/19 - 06/14/22

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 89.3%
Consumer, Non-cyclical - 20.8%
Johnson & Johnson	18,159	$2,343,419
Pfizer, Inc.	39,139	1,708,417
UnitedHealth Group, Inc.	6,514	1,622,768
Procter & Gamble Co.	16,869	1,550,598
Merck & Company, Inc.	17,607	1,345,351
Coca-Cola Co.	25,939	1,228,212
PepsiCo, Inc.	9,558	1,055,968
AbbVie, Inc.	10,185	938,955
Abbott Laboratories	11,892	860,148
Amgen, Inc.	4,315	840,001
Medtronic plc	9,094	827,190
Eli Lilly & Co.	6,382	738,525
Philip Morris International, Inc.	10,525	702,649
PayPal Holdings, Inc.*	7,979	670,954
Altria Group, Inc.	12,722	628,340
Thermo Fisher Scientific, Inc.	2,726	610,052
Bristol-Myers Squibb Co.	11,051	574,431
CVS Health Corp.	8,756	573,709
Gilead Sciences, Inc.	8,758	547,813
Cigna Corp.	2,578	489,644
Anthem, Inc.	1,751	459,865
Danaher Corp.	4,176	430,629
Biogen, Inc.*	1,364	410,455
Becton Dickinson and Co.	1,816	409,181
Mondelez International, Inc. — Class A	9,844	394,055
Automatic Data Processing, Inc.	2,964	388,640
Intuitive Surgical, Inc.*	773	370,205
Colgate-Palmolive Co.	5,873	349,561
Boston Scientific Corp.*	9,370	331,136
Stryker Corp.	2,103	329,645
Celgene Corp.*	4,735	303,466
Illumina, Inc.*	995	298,430
S&P Global, Inc.	1,699	288,728
Allergan plc	2,147	286,968
Vertex Pharmaceuticals, Inc.*	1,730	286,678
Zoetis, Inc.	3,253	278,262
Kimberly-Clark Corp.	2,345	267,189
Humana, Inc.	929	266,140
Ecolab, Inc.	1,721	253,589
HCA Healthcare, Inc.	1,818	226,250
Baxter International, Inc.	3,350	220,497
Edwards Lifesciences Corp.*	1,415	216,736
Sysco Corp.	3,238	202,893
Regeneron Pharmaceuticals, Inc.*	526	196,461
Estee Lauder Companies, Inc. — Class A	1,489	193,719
Kraft Heinz Co.	4,211	181,242
Constellation Brands, Inc. — Class A	1,125	180,922
Centene Corp.*	1,390	160,267
Moody's Corp.	1,128	157,965
General Mills, Inc.	4,037	157,201
Archer-Daniels-Midland Co.	3,796	155,522
Kroger Co.	5,403	148,583
Alexion Pharmaceuticals, Inc.*	1,510	147,014
McKesson Corp.	1,323	146,152
Zimmer Biomet Holdings, Inc.	1,381	143,237
Clorox Co.	864	133,177
Monster Beverage Corp.*	2,696	132,697
IQVIA Holdings, Inc.*	1,073	124,650
Verisk Analytics, Inc. — Class A*	1,114	121,471
IHS Markit Ltd.*	2,429	116,519
McCormick & Company, Inc.	824	114,734
FleetCor Technologies, Inc.*	600	111,432
Global Payments, Inc.	1,071	110,452
ResMed, Inc.	964	109,771
Church & Dwight Company, Inc.	1,666	109,556
IDEXX Laboratories, Inc.*	584	108,636
Tyson Foods, Inc. — Class A	1,998	106,693
Align Technology, Inc.*	493	103,249
Hershey Co.	950	101,821
ABIOMED, Inc.*	305	99,137
Cintas Corp.	586	98,442
Kellogg Co.	1,715	97,772
Mylan N.V.*	3,491	95,653
Total System Services, Inc.	1,135	92,264
Cardinal Health, Inc.	2,017	89,958
Laboratory Corporation of America Holdings*	682	86,178
Cooper Companies, Inc.	332	84,494
Henry Schein, Inc.*	1,032	81,033
WellCare Health Plans, Inc.*	338	79,798
AmerisourceBergen Corp. — Class A	1,061	78,938
Hormel Foods Corp.	1,846	78,787
Gartner, Inc.*	615	78,622
Quest Diagnostics, Inc.	921	76,692
Incyte Corp.*	1,196	76,054
Equifax, Inc.	816	75,994
Hologic, Inc.*	1,824	74,966
Lamb Weston Holdings, Inc.	991	72,898
JM Smucker Co.	770	71,987
Molson Coors Brewing Co. — Class B	1,268	71,211
Conagra Brands, Inc.	3,287	70,210
Varian Medical Systems, Inc.*	617	69,912
Universal Health Services, Inc. — Class B	577	67,255
United Rentals, Inc.*	549	56,289
Dentsply Sirona, Inc.	1,507	56,076
Nielsen Holdings plc	2,403	56,062
Brown-Forman Corp. — Class B	1,126	53,575
Avery Dennison Corp.	587	52,730
Western Union Co.	2,998	51,146
Robert Half International, Inc.	822	47,018
DaVita, Inc.*	854	43,947
Campbell Soup Co.	1,304	43,019
Nektar Therapeutics*	1,172	38,524

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 89.3% (continued)
Consumer, Non-cyclical - 20.8% (continued)
Rollins, Inc.	998	$36,010
H&R Block, Inc.	1,392	35,315
Perrigo Company plc	846	32,783
Quanta Services, Inc.	988	29,739
Coty, Inc. — Class A	3,051	20,015
Total Consumer, Non-cyclical		33,219,988
Financial - 16.0%
Berkshire Hathaway, Inc. — Class B*	13,172	2,689,459
JPMorgan Chase & Co.	22,516	2,198,012

Visa, Inc. — Class A	11,898	1,569,822
Bank of America Corp.	61,800	1,522,752
Wells Fargo & Co.	28,685	1,321,805
Mastercard, Inc. — Class A	6,152	1,160,575
Citigroup, Inc.	16,536	860,864
American Tower Corp. — Class A REIT	2,983	471,881
U.S. Bancorp	10,285	470,024
CME Group, Inc. — Class A	2,422	455,627
American Express Co.	4,743	452,103
Chubb Ltd.	3,120	403,042
Goldman Sachs Group, Inc.	2,342	391,231
PNC Financial Services Group, Inc.	3,124	365,227
Simon Property Group, Inc. REIT	2,093	351,603
Morgan Stanley	8,852	350,982
Charles Schwab Corp.	8,138	337,971
BlackRock, Inc. — Class A	822	322,898
Crown Castle International Corp. REIT	2,809	305,142
Intercontinental Exchange, Inc.	3,856	290,472
Bank of New York Mellon Corp.	6,159	289,904
MetLife, Inc.	6,682	274,363
Marsh & McLennan Companies, Inc.	3,410	271,947
Prologis, Inc. REIT	4,263	250,323
Capital One Financial Corp.	3,207	242,417
Progressive Corp.	3,948	238,183
Aon plc	1,631	237,082
American International Group, Inc.	5,990	236,066
Aflac, Inc.	5,155	234,862
Prudential Financial, Inc.	2,796	228,014
BB&T Corp.	5,218	226,044
Travelers Companies, Inc.	1,793	214,712
Public Storage REIT	1,015	205,446
Allstate Corp.	2,332	192,693
Equinix, Inc. REIT	544	191,793
Welltower, Inc. REIT	2,543	176,510
Equity Residential REIT	2,495	164,695
AvalonBay Communities, Inc. REIT	935	162,737
State Street Corp.	2,570	162,090
SunTrust Banks, Inc.	3,042	153,438
T. Rowe Price Group, Inc.	1,629	150,389
Digital Realty Trust, Inc. REIT	1,396	148,744
Ventas, Inc. REIT	2,414	141,436
M&T Bank Corp.	950	135,973
Discover Financial Services	2,274	134,121
Willis Towers Watson plc	880	133,637
Realty Income Corp. REIT	1,998	125,954
Northern Trust Corp.	1,498	125,218
SBA Communications Corp. REIT*	767	124,170
Boston Properties, Inc. REIT	1,046	117,727
Weyerhaeuser Co. REIT	5,073	110,896
Essex Property Trust, Inc. REIT	447	109,609
Hartford Financial Services Group, Inc.	2,429	107,969
Synchrony Financial	4,477	105,030
Fifth Third Bancorp	4,439	104,450
KeyCorp	7,005	103,534
Ameriprise Financial, Inc.	943	98,421
First Republic Bank	1,108	96,285
Citizens Financial Group, Inc.	3,168	94,185
Regions Financial Corp.	7,000	93,660
Arthur J Gallagher & Co.	1,243	91,609
HCP, Inc. REIT	3,233	90,298
CBRE Group, Inc. — Class A*	2,147	85,966
Huntington Bancshares, Inc.	7,188	85,681
Loews Corp.	1,871	85,168
Alexandria Real Estate Equities, Inc. REIT	728	83,895
Host Hotels & Resorts, Inc. REIT	5,024	83,750
Cincinnati Financial Corp.	1,024	79,278
Principal Financial Group, Inc.	1,782	78,711
Extra Space Storage, Inc. REIT	857	77,541
E*TRADE Financial Corp.	1,721	75,518
Comerica, Inc.	1,095	75,215
Cboe Global Markets, Inc.	760	74,351
Lincoln National Corp.	1,446	74,194
UDR, Inc. REIT	1,865	73,891
Mid-America Apartment Communities, Inc. REIT	771	73,785
Vornado Realty Trust REIT	1,172	72,699
SVB Financial Group*	360	68,371
Regency Centers Corp. REIT	1,147	67,306
Raymond James Financial, Inc.	873	64,960
Nasdaq, Inc.	777	63,380
Duke Realty Corp. REIT	2,426	62,833
Iron Mountain, Inc. REIT	1,938	62,810
Everest Re Group Ltd.	275	59,884
Franklin Resources, Inc.	2,014	59,735
Federal Realty Investment Trust REIT	499	58,902
Zions Bancorp North America	1,301	53,003
Torchmark Corp.	695	51,798
Alliance Data Systems Corp.	317	47,575
Invesco Ltd.	2,784	46,604

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 89.3% (continued)
Financial - 16.0% (continued)
Apartment Investment & Management Co. — Class A REIT	1,053	$46,206
SL Green Realty Corp. REIT	577	45,629
Unum Group	1,481	43,512
Kimco Realty Corp. REIT	2,853	41,796
People's United Financial, Inc.	2,555	36,869
Affiliated Managers Group, Inc.	356	34,689
Jefferies Financial Group, Inc.	1,903	33,036
Assurant, Inc.	353	31,572
Macerich Co. REIT	715	30,945
Brighthouse Financial, Inc.*	803	24,475
Total Financial		25,503,659
Technology - 14.2%
Microsoft Corp.	52,332	5,315,361
Apple, Inc.	30,524	4,814,856
Intel Corp.	30,903	1,450,278
Oracle Corp.	17,257	779,153
Adobe, Inc.*	3,304	747,497
Broadcom, Inc.	2,799	711,730
salesforce.com, Inc.*	5,179	709,368
International Business Machines Corp.	6,153	699,412
Texas Instruments, Inc.	6,504	614,628
Accenture plc — Class A	4,316	608,599
NVIDIA Corp.	4,130	551,355
QUALCOMM, Inc.	8,207	467,060
Intuit, Inc.	1,757	345,865
Cognizant Technology Solutions Corp. — Class A	3,921	248,905
Micron Technology, Inc.*	7,584	240,640
Activision Blizzard, Inc.	5,166	240,581
Fidelity National Information Services, Inc.	2,217	227,353
HP, Inc.	10,714	219,209
Applied Materials, Inc.	6,656	217,917
Analog Devices, Inc.	2,506	215,090
Red Hat, Inc.*	1,197	210,241
Fiserv, Inc.*	2,698	198,276
Autodesk, Inc.*	1,483	190,729
Electronic Arts, Inc.*	2,045	161,371
Xilinx, Inc.	1,713	145,896
Lam Research Corp.	1,051	143,115
Paychex, Inc.	2,164	140,985
Hewlett Packard Enterprise Co.	9,635	127,278
Cerner Corp.*	2,230	116,941
Microchip Technology, Inc.	1,601	115,144
Advanced Micro Devices, Inc.*	5,955	109,929
NetApp, Inc.	1,706	101,797
DXC Technology Co.	1,897	100,864
Maxim Integrated Products, Inc.	1,876	95,395
KLA-Tencor Corp.	1,036	92,712
Citrix Systems, Inc.	867	88,833
MSCI, Inc. — Class A	596	87,868
Synopsys, Inc.*	1,010	85,082
Cadence Design Systems, Inc.*	1,910	83,047
ANSYS, Inc.*	565	80,761
Skyworks Solutions, Inc.	1,201	80,491
Take-Two Interactive Software, Inc.*	770	79,264
Broadridge Financial Solutions, Inc.	791	76,134
Western Digital Corp.	1,960	72,461
Fortinet, Inc.*	980	69,021
Seagate Technology plc	1,763	68,034
Akamai Technologies, Inc.*	1,102	67,310
Jack Henry & Associates, Inc.	523	66,170
Qorvo, Inc.*	846	51,378
Xerox Corp.	1,403	27,723
IPG Photonics Corp.*	241	27,303
Total Technology		22,586,410
Communications - 13.0%
Amazon.com, Inc.*	2,780	4,175,476
Alphabet, Inc. — Class C*	2,083	2,157,176
Facebook, Inc. — Class A*	16,267	2,132,441
Alphabet, Inc. — Class A*	2,024	2,114,999
Verizon Communications, Inc.	27,977	1,572,867
AT&T, Inc.	49,279	1,406,423
Cisco Systems, Inc.	30,442	1,319,052
Walt Disney Co.	10,079	1,105,162
Comcast Corp. — Class A	30,740	1,046,697
Netflix, Inc.*	2,953	790,400
Booking Holdings, Inc.*	314	540,840
Twenty-First Century Fox, Inc. — Class A	7,157	344,395
Charter Communications, Inc. — Class A*	1,193	339,969
eBay, Inc.*	6,128	172,013
Twenty-First Century Fox, Inc. — Class B	3,298	157,578
Twitter, Inc.*	4,897	140,740
Motorola Solutions, Inc.	1,107	127,349
Omnicom Group, Inc.	1,517	111,105
VeriSign, Inc.*	720	106,769
CBS Corp. — Class B	2,280	99,682
CenturyLink, Inc.	6,439	97,551
Expedia Group, Inc.	802	90,345
Symantec Corp.	4,326	81,740
Arista Networks, Inc.*	352	74,166
F5 Networks, Inc.*	411	66,594
Juniper Networks, Inc.	2,337	62,889
Viacom, Inc. — Class B	2,393	61,500
Discovery, Inc. — Class C*	2,439	56,292
Interpublic Group of Companies, Inc.	2,602	53,679
DISH Network Corp. — Class A*	1,552	38,754
TripAdvisor, Inc.*	693	37,380
News Corp. — Class A	2,608	29,601
Discovery, Inc. — Class A*,1	1,061	26,249
News Corp. — Class B	838	9,679
Total Communications		20,747,552

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 89.3% (continued)
Industrial - 8.1%
Boeing Co.	3,575	1,152,937
3M Co.	3,943	751,299
Union Pacific Corp.	4,989	689,629
Honeywell International, Inc.	5,012	662,185
United Technologies Corp.	5,496	585,186
Caterpillar, Inc.	3,996	507,772
United Parcel Service, Inc. — Class B	4,707	459,074
General Electric Co.	58,894	445,828
Lockheed Martin Corp.	1,674	438,320
CSX Corp.	5,431	337,428
Deere & Co.	2,177	324,743
General Dynamics Corp.	1,884	296,184
Raytheon Co.	1,927	295,505
Northrop Grumman Corp.	1,175	287,758
Norfolk Southern Corp.	1,843	275,602
FedEx Corp.	1,642	264,904
Illinois Tool Works, Inc.	2,066	261,742
Emerson Electric Co.	4,239	253,280
Waste Management, Inc.	2,656	236,357
Eaton Corporation plc	2,934	201,448
Roper Technologies, Inc.	699	186,298
Johnson Controls International plc	6,256	185,490
TE Connectivity Ltd.	2,322	175,613
Amphenol Corp. — Class A	2,040	165,281
Corning, Inc.	5,419	163,708
Ingersoll-Rand plc	1,663	151,715
Agilent Technologies, Inc.	2,158	145,579
Fortive Corp.	1,990	134,643
Cummins, Inc.	1,000	133,640
Parker-Hannifin Corp.	896	133,629
Rockwell Automation, Inc.	817	122,942
Stanley Black & Decker, Inc.	1,023	122,494
TransDigm Group, Inc.*	328	111,540
Harris Corp.	797	107,316
AMETEK, Inc.	1,571	106,357
Republic Services, Inc. — Class A	1,472	106,117
Ball Corp.	2,296	105,570
Waters Corp.*	513	96,778
Mettler-Toledo International, Inc.*	169	95,583
L3 Technologies, Inc.	533	92,561
Vulcan Materials Co.	894	88,327
Xylem, Inc.	1,217	81,198
Expeditors International of Washington, Inc.	1,169	79,597
Keysight Technologies, Inc.*	1,268	78,717
CH Robinson Worldwide, Inc.	931	78,288
Textron, Inc.	1,645	75,654
Martin Marietta Materials, Inc.	425	73,045
Dover Corp.	991	70,311
Kansas City Southern	689	65,765
WestRock Co.	1,716	64,796
Masco Corp.	2,068	60,468
PerkinElmer, Inc.	753	59,148
Huntington Ingalls Industries, Inc.	290	55,190
J.B. Hunt Transport Services, Inc.	591	54,987
Snap-on, Inc.	377	54,774
Packaging Corporation of America	640	53,415
Garmin Ltd.	818	51,796
Allegion plc	643	51,254
Arconic, Inc.	2,912	49,096
Jacobs Engineering Group, Inc.	808	47,236
AO Smith Corp.	973	41,547
Pentair plc	1,081	40,840
FLIR Systems, Inc.	936	40,753
Sealed Air Corp.	1,062	37,000
Fortune Brands Home & Security, Inc.	957	36,357
Flowserve Corp.	885	33,648
Fluor Corp.	952	30,654
Total Industrial		12,923,896
Consumer, Cyclical - 7.5%
Home Depot, Inc.	7,648	1,314,079
McDonald's Corp.	5,219	926,738
Walmart, Inc.	9,639	897,873
NIKE, Inc. — Class B	8,620	639,087
Costco Wholesale Corp.	2,967	604,408
Starbucks Corp.	8,400	540,960
Lowe's Companies, Inc.	5,436	502,069
TJX Companies, Inc.	8,379	374,876
Walgreens Boots Alliance, Inc.	5,443	371,920
General Motors Co.	8,887	297,270
Target Corp.	3,533	233,496
Delta Air Lines, Inc.	4,224	210,778
Ross Stores, Inc.	2,527	210,246
Marriott International, Inc. — Class A	1,917	208,110
Ford Motor Co.	26,454	202,373
Yum! Brands, Inc.	2,115	194,411
Dollar General Corp.	1,780	192,382
O'Reilly Automotive, Inc.*	542	186,627
Southwest Airlines Co.	3,427	159,287
VF Corp.	2,203	157,162
Dollar Tree, Inc.*	1,611	145,506
Hilton Worldwide Holdings, Inc.	2,008	144,174
AutoZone, Inc.*	170	142,518
PACCAR, Inc.	2,366	135,193
Carnival Corp.	2,711	133,652
United Continental Holdings, Inc.*	1,548	129,614
Royal Caribbean Cruises Ltd.	1,160	113,437
Aptiv plc	1,784	109,841
Fastenal Co.	1,943	101,600
Genuine Parts Co.	994	95,444
Ulta Beauty, Inc.*	381	93,284
American Airlines Group, Inc.	2,774	89,073
WW Grainger, Inc.	309	87,249

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 89.3% (continued)
Consumer, Cyclical - 7.5% (continued)
Best Buy Company, Inc.	1,584	83,889
Darden Restaurants, Inc.	840	83,882
MGM Resorts International	3,391	82,266
DR Horton, Inc.	2,318	80,342
Advance Auto Parts, Inc.	494	77,785
Lennar Corp. — Class A	1,980	77,517
Kohl's Corp.	1,118	74,168
CarMax, Inc.*	1,182	74,147
Chipotle Mexican Grill, Inc. — Class A*	166	71,677
Tractor Supply Co.	826	68,921
Copart, Inc.*	1,394	66,605
Tapestry, Inc.	1,962	66,217
Wynn Resorts Ltd.	663	65,577
Hasbro, Inc.	788	64,025
Norwegian Cruise Line Holdings Ltd.*	1,489	63,119
Macy's, Inc.	2,082	62,002
Tiffany & Co.	734	59,094
Newell Brands, Inc.	2,908	54,060
LKQ Corp.*	2,155	51,138
Alaska Air Group, Inc.	834	50,749
Mohawk Industries, Inc.*	427	49,942
BorgWarner, Inc.	1,410	48,983
PVH Corp.	512	47,590
Whirlpool Corp.	431	46,061
PulteGroup, Inc.	1,750	45,482
Foot Locker, Inc.	778	41,390
L Brands, Inc.	1,546	39,686
Michael Kors Holdings Ltd.*	1,017	38,565
Ralph Lauren Corp. — Class A	369	38,177
Harley-Davidson, Inc.	1,103	37,634
Gap, Inc.	1,446	37,249
Nordstrom, Inc.	770	35,890
Goodyear Tire & Rubber Co.	1,578	32,207
Leggett & Platt, Inc.	883	31,647
Hanesbrands, Inc.	2,443	30,611
Mattel, Inc.*,1	2,337	23,347
Under Armour, Inc. — Class A*	1,270	22,441
Under Armour, Inc. — Class C*	1,302	21,053
Total Consumer, Cyclical		11,989,872
Energy - 4.7%
Exxon Mobil Corp.	28,667	1,954,803
Chevron Corp.	12,938	1,407,525
ConocoPhillips	7,795	486,018
EOG Resources, Inc.	3,926	342,386
Schlumberger Ltd.	9,376	338,286
Occidental Petroleum Corp.	5,112	313,774
Marathon Petroleum Corp.	4,678	276,049
Phillips 66	2,872	247,423
Valero Energy Corp.	2,873	215,389
Kinder Morgan, Inc.	12,851	197,648
Williams Companies, Inc.	8,196	180,722
Halliburton Co.	5,932	157,673
Pioneer Natural Resources Co.	1,154	151,774
ONEOK, Inc.	2,785	150,251
Anadarko Petroleum Corp.	3,414	149,670
Concho Resources, Inc.*	1,356	139,383
Diamondback Energy, Inc.	1,044	96,779
Marathon Oil Corp.	5,629	80,720
Baker Hughes a GE Co.	3,476	74,734
Devon Energy Corp.	3,170	71,452
Hess Corp.	1,685	68,242
Apache Corp.	2,569	67,436
National Oilwell Varco, Inc.	2,596	66,717
Cabot Oil & Gas Corp. — Class A	2,919	65,240
Noble Energy, Inc.	3,249	60,951
TechnipFMC plc	2,881	56,410
HollyFrontier Corp.	1,079	55,158
Cimarex Energy Co.	646	39,826
Helmerich & Payne, Inc.	738	35,380
Newfield Exploration Co.*	1,357	19,894
Total Energy		7,567,713
Utilities - 3.0%
NextEra Energy, Inc.	3,236	562,482
Duke Energy Corp.	4,827	416,570
Dominion Energy, Inc.	4,445	317,640
Southern Co.	6,967	305,991
Exelon Corp.	6,548	295,315
American Electric Power Company, Inc.	3,338	249,482
Sempra Energy	1,853	200,476
Public Service Enterprise Group, Inc.	3,422	178,115
Xcel Energy, Inc.	3,479	171,410
Consolidated Edison, Inc.	2,109	161,254
WEC Energy Group, Inc.	2,136	147,939
Eversource Energy	2,146	139,576
PPL Corp.	4,876	138,137
DTE Energy Co.	1,232	135,890
Edison International	2,206	125,235
FirstEnergy Corp.	3,290	123,539
American Water Works Company, Inc.	1,221	110,830
Ameren Corp.	1,654	107,890
Entergy Corp.	1,226	105,522
Evergy, Inc.	1,784	101,278
CenterPoint Energy, Inc.	3,393	95,784
CMS Energy Corp.	1,918	95,229
PG&E Corp.*	3,512	83,410
NRG Energy, Inc.	1,962	77,695
Alliant Energy Corp.	1,598	67,515
AES Corp.	4,484	64,839
Pinnacle West Capital Corp.	758	64,582
NiSource, Inc.	2,460	62,361
SCANA Corp.	966	46,155
Total Utilities		4,752,141
Basic Materials - 2.0%
DowDuPont, Inc.	15,534	830,758
Linde plc	3,731	582,185
Air Products & Chemicals, Inc.	1,486	237,834
Sherwin-Williams Co.	558	219,551
LyondellBasell Industries N.V. — Class A	2,129	177,048
PPG Industries, Inc.	1,624	166,022
Newmont Mining Corp.	3,607	124,983
International Paper Co.	2,742	110,667

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 89.3% (continued)
Basic Materials - 2.0% (continued)
Nucor Corp.	2,125	110,096
Freeport-McMoRan, Inc.	9,810	101,141
International Flavors & Fragrances, Inc.	686	92,109
Celanese Corp. — Class A	906	81,513
Mosaic Co.	2,401	70,133
Eastman Chemical Co.	948	69,308
CF Industries Holdings, Inc.	1,562	67,963
FMC Corp.	912	67,452
Albemarle Corp.	718	55,336
Total Basic Materials		3,164,099
Total Common Stocks
(Cost $112,145,533)		142,455,330

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.4%
Federal Home Loan Bank[2]
0.82% due 01/02/19[3]	$6,990,000	6,989,602
Total Federal Agency Discount Notes
(Cost $6,989,602)		6,989,602

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
2.31% due 03/14/19[3,4]	950,000	945,534
2.21% due 01/08/19[3,5]	852,000	851,681
2.35% due 03/14/19[3]	125,000	124,412
Total U.S. Treasury Bills
(Cost $1,921,581)		1,921,627

REPURCHASE AGREEMENTS††,6 - 1.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[4]	1,539,080	1,539,080
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[4]	640,059	640,059
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[4]	426,706	426,706
Total Repurchase Agreements
(Cost $2,605,845)		2,605,845

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	32,107	32,107
Total Securities Lending Collateral
(Cost $32,107)		$32,107
Total Investments - 96.5%
(Cost $123,694,668)		$154,004,511
Other Assets & Liabilities, net - 3.5%		5,559,194
Total Net Assets - 100.0%		$159,563,705

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	10	Mar 2019	$1,254,750	$21,065

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	2.92%	At Maturity	01/28/19	3,674	$9,210,921	$45,328
BNP Paribas	S&P 500 Index	2.97%	At Maturity	01/29/19	1,523	3,818,894	27,451
Barclays Bank plc	S&P 500 Index	2.87%	At Maturity	01/31/19	999	2,503,377	17,996
						$15,533,192	$90,775

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2018.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$142,455,330	$—	$—	$142,455,330
Federal Agency Discount Notes	—	6,989,602	—	6,989,602
U.S. Treasury Bills	—	1,921,627	—	1,921,627
Repurchase Agreements	—	2,605,845	—	2,605,845
Securities Lending Collateral	32,107	—	—	32,107
Equity Futures Contracts**	21,065	—	—	21,065
Equity Index Swap Agreements**	—	90,775	—	90,775
Total Assets	$142,508,502	$11,607,849	$—	$154,116,351

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 29.9%
Vertex Pharmaceuticals, Inc.*	9,430	$1,562,645
Thermo Fisher Scientific, Inc.	6,780	1,517,296
Church & Dwight Company, Inc.	18,910	1,243,522
Kellogg Co.	20,170	1,149,892
Hormel Foods Corp.	24,820	1,059,317
DaVita, Inc.*	20,520	1,055,959
WellCare Health Plans, Inc.*	4,330	1,022,270
Eli Lilly & Co.	8,300	960,476
McCormick & Company, Inc.	6,860	955,186
Edwards Lifesciences Corp.*	6,071	929,895
Constellation Brands, Inc. — Class A	5,742	923,429
Cintas Corp.	5,480	920,585
Boston Scientific Corp.*	25,608	904,987
Lamb Weston Holdings, Inc.	12,080	888,605
Humana, Inc.	3,010	862,305
Gartner, Inc.*	6,618	846,045
Abbott Laboratories	11,480	830,348
Monster Beverage Corp.*	16,824	828,077
IHS Markit Ltd.*	16,740	803,018
Intuitive Surgical, Inc.*	1,649	789,739
Ecolab, Inc.	5,310	782,429
Zimmer Biomet Holdings, Inc.	7,380	765,454
PayPal Holdings, Inc.*	8,791	739,235
Pfizer, Inc.	16,090	702,328
HCA Healthcare, Inc.	5,440	677,008
Global Payments, Inc.	5,996	618,367
Merck & Company, Inc.	7,470	570,783
Medtronic plc	6,220	565,771
Clorox Co.	3,610	556,445
Automatic Data Processing, Inc.	3,700	485,144
Illumina, Inc.*	1,491	447,196
S&P Global, Inc.	2,620	445,243
Total Consumer, Non-cyclical		27,408,999
Technology - 15.0%
salesforce.com, Inc.*	12,016	1,645,832
Autodesk, Inc.*	11,990	1,542,034
Take-Two Interactive Software, Inc.*	11,110	1,143,663
Intuit, Inc.	4,829	950,589
Advanced Micro Devices, Inc.*	50,690	935,737
Red Hat, Inc.*	5,127	900,506
Fortinet, Inc.*	12,370	871,219
Adobe, Inc.*	3,480	787,315
Fidelity National Information Services, Inc.	6,990	716,825
ANSYS, Inc.*	5,009	715,986
Xilinx, Inc.	7,940	676,250
Cerner Corp.*	12,803	671,389
Broadcom, Inc.	2,460	625,529
Akamai Technologies, Inc.*	9,950	607,746
Broadridge Financial Solutions, Inc.	5,171	497,709
NetApp, Inc.	7,377	440,186
Total Technology		13,728,515
Consumer, Cyclical - 11.6%
Ulta Beauty, Inc.*	7,060	1,728,570
WW Grainger, Inc.	4,650	1,312,974
O'Reilly Automotive, Inc.*	3,650	1,256,804
Tractor Supply Co.	10,670	890,305
Yum! Brands, Inc.	9,310	855,775
Dollar General Corp.	7,470	807,358
VF Corp.	10,350	738,369
TJX Companies, Inc.	15,990	715,393
Fastenal Co.	13,020	680,816
Hilton Worldwide Holdings, Inc.	8,260	593,068
Chipotle Mexican Grill, Inc. — Class A*	1,270	548,373
AutoZone, Inc.*	600	503,004
Total Consumer, Cyclical		10,630,809
Industrial - 10.4%
Keysight Technologies, Inc.*	28,320	1,758,110
CSX Corp.	27,560	1,712,303
Waste Management, Inc.	14,080	1,252,979
TransDigm Group, Inc.*	3,010	1,023,581
Ingersoll-Rand plc	7,530	686,962
Expeditors International of Washington, Inc.	9,260	630,513
Union Pacific Corp.	4,360	602,683
Xylem, Inc.	8,700	580,464
Boeing Co.	1,501	484,072
Roper Technologies, Inc.	1,637	436,293
AMETEK, Inc.	6,243	422,651
Total Industrial		9,590,611
Energy - 10.2%
Devon Energy Corp.	72,570	1,635,728
ConocoPhillips	24,780	1,545,033
Diamondback Energy, Inc.	14,870	1,378,449
HollyFrontier Corp.	24,030	1,228,414
Marathon Oil Corp.	68,810	986,735
Occidental Petroleum Corp.	15,110	927,452
Apache Corp.	33,290	873,862
Anadarko Petroleum Corp.	17,240	755,802
Total Energy		9,331,475
Financial - 8.9%
SVB Financial Group*	6,315	1,199,345
Intercontinental Exchange, Inc.	15,266	1,149,988
Welltower, Inc. REIT	15,240	1,057,808
U.S. Bancorp	18,620	850,934
Cboe Global Markets, Inc.	8,109	793,303
Apartment Investment & Management Co. — Class A REIT	17,560	770,533
First Republic Bank	7,340	637,846
Alliance Data Systems Corp.	4,080	612,326
Mastercard, Inc. — Class A	3,234	610,094
HCP, Inc. REIT	18,390	513,633
Total Financial		8,195,810
Communications - 8.4%
Netflix, Inc.*	5,790	1,549,751
Motorola Solutions, Inc.	8,505	978,415
Verizon Communications, Inc.	17,230	968,671
Cisco Systems, Inc.	17,340	751,342
Twitter, Inc.*	24,506	704,302
Facebook, Inc. — Class A*	4,499	589,774
Amazon.com, Inc.*	380	570,749
Alphabet, Inc. — Class C*	531	549,909
Alphabet, Inc. — Class A*	513	536,064

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Communications - 8.4% (continued)
VeriSign, Inc.*	3,495	$518,274
Total Communications		7,717,251
Utilities - 4.0%
NRG Energy, Inc.	27,990	1,108,404
Ameren Corp.	15,720	1,025,416
Pinnacle West Capital Corp.	10,010	852,852
NextEra Energy, Inc.	3,950	686,589
Total Utilities		3,673,261
Basic Materials - 1.0%
Air Products & Chemicals, Inc.	5,780	925,089
Total Common Stocks
(Cost $81,358,947)		91,201,820

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$411,724	411,724
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	171,224	171,224
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	114,149	114,149
Total Repurchase Agreements
(Cost $697,097)		697,097
Total Investments - 100.2%
(Cost $82,056,044)		$91,898,917
Other Assets & Liabilities, net - (0.2)%		(228,223)
Total Net Assets - 100.0%		$91,670,694

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$91,201,820	$—	$—	$91,201,820
Repurchase Agreements	—	697,097	—	697,097
Total Assets	$91,201,820	$697,097	$—	$91,898,917

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 33.4%
MetLife, Inc.	24,729	$1,015,373
Prudential Financial, Inc.	12,127	988,957
Unum Group	27,988	822,287
Jefferies Financial Group, Inc.	46,629	809,479
Loews Corp.	17,211	783,445
Lincoln National Corp.	15,201	779,963
Brighthouse Financial, Inc.*	24,310	740,969
Assurant, Inc.	7,700	688,688
Invesco Ltd.	37,876	634,044
Principal Financial Group, Inc.	13,720	606,012
Everest Re Group Ltd.	2,768	602,760
Citizens Financial Group, Inc.	19,803	588,743
Allstate Corp.	6,880	568,494
Hartford Financial Services Group, Inc.	12,677	563,493
Capital One Financial Corp.	7,266	549,237
Goldman Sachs Group, Inc.	3,049	509,336
Morgan Stanley	12,423	492,572
American International Group, Inc.	11,945	470,752
Chubb Ltd.	3,240	418,543
People's United Financial, Inc.	28,268	407,907
Aflac, Inc.	8,475	386,121
Bank of America Corp.	14,590	359,498
Citigroup, Inc.	6,889	358,641
Travelers Companies, Inc.	2,937	351,706
Fifth Third Bancorp	14,758	347,256
State Street Corp.	5,430	342,470
Synchrony Financial	14,430	338,528
Regions Financial Corp.	23,231	310,831
SunTrust Banks, Inc.	5,960	300,622
Bank of New York Mellon Corp.	6,233	293,387
Zions Bancorp North America	6,451	262,814
KeyCorp	17,159	253,610
Affiliated Managers Group, Inc.	2,590	252,370
Wells Fargo & Co.	5,291	243,809
PNC Financial Services Group, Inc.	2,052	239,899
Raymond James Financial, Inc.	3,130	232,903
Kimco Realty Corp. REIT	15,100	221,215
BB&T Corp.	4,755	205,987
Huntington Bancshares, Inc.	16,342	194,797
Total Financial		18,537,518
Consumer, Cyclical - 20.3%
Ford Motor Co.	144,389	1,104,576
Goodyear Tire & Rubber Co.	51,916	1,059,606
General Motors Co.	24,256	811,363
Lennar Corp. — Class A	20,320	795,528
Kohl's Corp.	8,454	560,838
Mohawk Industries, Inc.*	4,650	543,864
PulteGroup, Inc.	20,560	534,354
DR Horton, Inc.	13,810	478,655
PVH Corp.	4,899	455,362
Target Corp.	6,667	440,622
Best Buy Company, Inc.	7,410	392,434
LKQ Corp.*	15,740	373,510
BorgWarner, Inc.	10,300	357,822
Gap, Inc.	13,429	345,931
United Continental Holdings, Inc.*	3,914	327,719
American Airlines Group, Inc.	10,070	323,348
PACCAR, Inc.	5,120	292,557
Dollar Tree, Inc.*	3,160	285,411
Whirlpool Corp.	2,596	277,435
Walgreens Boots Alliance, Inc.	3,752	256,374
Walmart, Inc.	2,653	247,127
Alaska Air Group, Inc.	3,873	235,672
MGM Resorts International	9,380	227,559
Delta Air Lines, Inc.	3,607	179,989
Norwegian Cruise Line Holdings Ltd.*	4,150	175,918
Carnival Corp.	3,510	173,043
Total Consumer, Cyclical		11,256,617
Consumer, Non-cyclical - 15.7%
Archer-Daniels-Midland Co.	20,488	839,493
Kroger Co.	25,829	710,297
Quanta Services, Inc.	23,033	693,293
Tyson Foods, Inc. — Class A	11,999	640,747
Coty, Inc. — Class A	96,378	632,240
McKesson Corp.	5,193	573,671
Cardinal Health, Inc.	12,857	573,422
Molson Coors Brewing Co. — Class B	10,035	563,566
AmerisourceBergen Corp. — Class A	7,396	550,263
Kraft Heinz Co.	12,130	522,075
CVS Health Corp.	7,731	506,535
Allergan plc	3,550	474,493
Centene Corp.*	3,070	353,971
JM Smucker Co.	3,691	345,072
Anthem, Inc.	930	244,246
Mylan N.V.*	8,736	239,366
Laboratory Corporation of America Holdings*	1,870	236,293
Total Consumer, Non-cyclical		8,699,043
Energy - 10.7%
Baker Hughes a GE Co.	49,685	1,068,227
Valero Energy Corp.	13,653	1,023,565
Marathon Petroleum Corp.	13,060	770,671
Phillips 66	8,837	761,308
TechnipFMC plc	35,192	689,059
National Oilwell Varco, Inc.	18,488	475,142
Noble Energy, Inc.	20,930	392,647
Chevron Corp.	2,734	297,432
Kinder Morgan, Inc.	16,662	256,262
Helmerich & Payne, Inc.	3,860	185,048
Total Energy		5,919,361
Technology - 5.0%
Hewlett Packard Enterprise Co.	53,594	707,977
Western Digital Corp.	15,997	591,409
DXC Technology Co.	9,630	512,027
Xerox Corp.	20,618	407,411
Micron Technology, Inc.*	11,690	370,924
HP, Inc.	8,970	183,526
Total Technology		2,773,274
Industrial - 4.8%
Fluor Corp.	23,750	764,750
WestRock Co.	17,980	678,925
Jacobs Engineering Group, Inc.	7,975	466,218

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 4.8% (continued)
Johnson Controls International plc	12,131	$359,684
Arconic, Inc.	11,020	185,797
Textron, Inc.	4,018	184,788
Total Industrial		2,640,162
Communications - 4.0%
CenturyLink, Inc.	48,806	739,411
AT&T, Inc.	17,317	494,227
Viacom, Inc. — Class B	14,651	376,531
DISH Network Corp. — Class A*	10,880	271,674
News Corp. — Class A	22,983	260,857
News Corp. — Class B	7,366	85,077
Total Communications		2,227,777
Utilities - 3.8%
PG&E Corp.*	28,078	666,853
Exelon Corp.	8,419	379,697
Edison International	4,320	245,246
CenterPoint Energy, Inc.	7,810	220,476
Consolidated Edison, Inc.	2,820	215,617
Duke Energy Corp.	2,284	197,109
Evergy, Inc.	3,300	187,341
Total Utilities		2,112,339
Basic Materials - 2.1%
Nucor Corp.	7,684	398,108
International Paper Co.	7,270	293,417
DowDuPont, Inc.	4,959	265,208
LyondellBasell Industries N.V. — Class A	2,700	224,532
Total Basic Materials		1,181,265
Total Common Stocks
(Cost $53,691,542)		55,347,356

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$200,858	200,858
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	83,531	83,531
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	55,687	55,687
Total Repurchase Agreements
(Cost $340,076)		340,076
Total Investments - 100.4%
(Cost $54,031,618)		$55,687,432
Other Assets & Liabilities, net - (0.4)%		(218,137)
Total Net Assets - 100.0%		$55,469,295

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$55,347,356	$—	$—	$55,347,356
Repurchase Agreements	—	340,076	—	340,076
Total Assets	$55,347,356	$340,076	$—	$55,687,432

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 28.0%
Globus Medical, Inc. — Class A*	28,920	$1,251,658
Mallinckrodt plc*	78,220	1,235,876
PRA Health Sciences, Inc.*	12,880	1,184,445
Avanos Medical, Inc.*	24,720	1,107,209
Molina Healthcare, Inc.*	7,550	877,461
LiveRamp Holdings, Inc.*	21,540	832,090
Helen of Troy Ltd.*	6,270	822,499
ASGN, Inc.*	13,780	751,010
LivaNova plc*	7,950	727,186
Service Corporation International	17,460	702,940
Encompass Health Corp.	10,650	657,105
Insperity, Inc.	6,920	646,051
Sabre Corp.	29,280	633,619
Post Holdings, Inc.*	7,000	623,910
STERIS plc	5,540	591,949
Integra LifeSciences Holdings Corp.*	11,480	517,748
Bio-Rad Laboratories, Inc. — Class A*	2,170	503,917
Ligand Pharmaceuticals, Inc. — Class B*	3,310	449,167
Adtalem Global Education, Inc.*	9,350	442,442
Boston Beer Company, Inc. — Class A*	1,770	426,287
Chemed Corp.	1,420	402,257
WEX, Inc.*	2,640	369,758
Lancaster Colony Corp.	2,080	367,869
Masimo Corp.*	3,335	358,079
Haemonetics Corp.*	3,540	354,177
Weight Watchers International, Inc.*	7,630	294,137
Total Consumer, Non-cyclical		17,130,846
Consumer, Cyclical - 15.3%
Eldorado Resorts, Inc.*	44,700	1,618,587
Churchill Downs, Inc.	4,803	1,171,644
Urban Outfitters, Inc.*	35,010	1,162,332
Deckers Outdoor Corp.*	8,060	1,031,277
Scientific Games Corp. — Class A*	45,389	811,555
Domino's Pizza, Inc.	3,038	753,394
Brinker International, Inc.	15,290	672,454
Wendy's Co.	41,940	654,683
Live Nation Entertainment, Inc.*	12,731	627,002
Wyndham Hotels & Resorts, Inc.	10,660	483,644
Pool Corp.	2,707	402,396
Total Consumer, Cyclical		9,388,968
Financial - 13.5%
Primerica, Inc.	11,980	1,170,566
Medical Properties Trust, Inc. REIT	64,370	1,035,070
American Campus Communities, Inc. REIT	20,570	851,392
UMB Financial Corp.	12,490	761,515
CyrusOne, Inc. REIT	14,250	753,540
Omega Healthcare Investors, Inc. REIT	20,900	734,635
SLM Corp.*	84,550	702,610
LendingTree, Inc.*	2,880	632,362
National Retail Properties, Inc. REIT	12,850	623,354
Brown & Brown, Inc.	20,570	566,909
Life Storage, Inc. REIT	4,510	419,385
Total Financial		8,251,338
Technology - 13.2%
Dun & Bradstreet Corp.	7,860	1,121,936
CommVault Systems, Inc.*	15,930	941,304
MAXIMUS, Inc.	13,526	880,407
j2 Global, Inc.	10,517	729,670
Fair Isaac Corp.*	3,531	660,297
PTC, Inc.*	7,710	639,159
Zebra Technologies Corp. — Class A*	3,590	571,636
Cypress Semiconductor Corp.	43,650	555,228
Leidos Holdings, Inc.	9,160	482,915
Integrated Device Technology, Inc.*	8,325	403,179
Ultimate Software Group, Inc.*	1,624	397,669
ACI Worldwide, Inc.*	13,090	362,200
Silicon Laboratories, Inc.*	4,495	354,251
Total Technology		8,099,851
Energy - 10.2%
CNX Resources Corp.*	118,970	1,358,637
Murphy Oil Corp.	47,410	1,108,920
Equitrans Midstream Corp.*	52,770	1,056,455
Ensco plc — Class A1	262,530	934,607
Callon Petroleum Co.*	140,790	913,727
QEP Resources, Inc.*	157,860	888,752
Total Energy		6,261,098
Communications - 6.4%
World Wrestling Entertainment, Inc. — Class A	15,120	1,129,767
Ciena Corp.*	27,980	948,802
New York Times Co. — Class A	33,884	755,274
Yelp, Inc. — Class A*	17,560	614,424
FactSet Research Systems, Inc.	2,291	458,498
Total Communications		3,906,765
Industrial - 6.2%
ITT, Inc.	16,480	795,490
Lennox International, Inc.	2,470	540,584
Kennametal, Inc.	14,980	498,534
Curtiss-Wright Corp.	4,450	454,434
Woodward, Inc.	5,790	430,139
Trimble, Inc.*	11,325	372,706
IDEX Corp.	2,830	357,316
MSA Safety, Inc.	3,660	345,028
Total Industrial		3,794,231
Basic Materials - 4.4%
Allegheny Technologies, Inc.*	58,150	1,265,925
Chemours Co.	30,400	857,888
RPM International, Inc.	9,820	577,220
Total Basic Materials		2,701,033
Utilities - 2.6%
Black Hills Corp.	10,220	641,612
National Fuel Gas Co.	10,120	517,941
UGI Corp.	8,440	450,274
Total Utilities		1,609,827
Total Common Stocks
(Cost $58,441,496)		61,143,957

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$211,397	$211,397
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	87,914	87,914
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	58,609	58,609
Total Repurchase Agreements
(Cost $357,920)		357,920

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	718,990	718,990
Total Securities Lending Collateral
(Cost $718,990)		718,990
Total Investments - 101.6%
(Cost $59,518,406)		$62,220,867
Other Assets & Liabilities, net - (1.6)%		(979,993)
Total Net Assets - 100.0%		$61,240,874

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$61,143,957	$—	$—	$61,143,957
Repurchase Agreements	—	357,920	—	357,920
Securities Lending Collateral	718,990	—	—	718,990
Total Assets	$61,862,947	$357,920	$—	$62,220,867

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 24.8%
Ryder System, Inc.	3,606	$173,629
Tech Data Corp.*	1,899	155,357
Arrow Electronics, Inc.*	2,245	154,793
SYNNEX Corp.	1,898	153,434
AECOM*	5,196	137,694
Avnet, Inc.	3,695	133,389
Trinity Industries, Inc.	5,597	115,242
Jabil, Inc.	4,550	112,795
Resideo Technologies, Inc.*	5,330	109,532
AGCO Corp.	1,528	85,064
Knight-Swift Transportation Holdings, Inc.	2,810	70,446
MasTec, Inc.*	1,730	70,169
Owens-Illinois, Inc.	3,830	66,029
EMCOR Group, Inc.	880	52,527
Oshkosh Corp.	850	52,113
Terex Corp.	1,880	51,832
Granite Construction, Inc.	1,230	49,544
Silgan Holdings, Inc.	1,680	39,682
Timken Co.	1,040	38,813
Worthington Industries, Inc.	1,100	38,324
Belden, Inc.	910	38,011
Werner Enterprises, Inc.	1,220	36,039
Total Industrial		1,934,458
Consumer, Cyclical - 24.2%
Bed Bath & Beyond, Inc.	17,570	198,892
AutoNation, Inc.*	4,950	176,715
KB Home	8,980	171,518
Dillard's, Inc. — Class A1	2,800	168,868
Dana, Inc.	10,530	143,524
TRI Pointe Group, Inc.*	12,910	141,106
World Fuel Services Corp.	6,509	139,358
Toll Brothers, Inc.	3,630	119,536
Big Lots, Inc.	3,591	103,852
Dick's Sporting Goods, Inc.	3,080	96,096
Thor Industries, Inc.	1,750	91,000
Delphi Technologies plc	5,650	80,908
JetBlue Airways Corp.*	4,476	71,885
Marriott Vacations Worldwide Corp.	760	53,588
Adient plc	3,160	47,590
Signet Jewelers Ltd.	1,270	40,348
Casey's General Stores, Inc.	290	37,160
Total Consumer, Cyclical		1,881,944
Financial - 19.6%
Realogy Holdings Corp.	10,240	150,323
Legg Mason, Inc.	5,042	128,622
Reinsurance Group of America, Inc. — Class A	771	108,117
Janus Henderson Group plc	4,200	87,024
Navient Corp.	9,110	80,259
Alleghany Corp.	123	76,668
New York Community Bancorp, Inc.	7,710	72,551
CNO Financial Group, Inc.	4,730	70,382
Bank OZK	3,070	70,088
Old Republic International Corp.	3,389	69,712
Stifel Financial Corp.	1,520	62,958
First American Financial Corp.	1,410	62,943
Senior Housing Properties Trust REIT	5,060	59,303
Alexander & Baldwin, Inc. REIT*	2,940	54,037
Sabra Health Care REIT, Inc.	3,081	50,775
PacWest Bancorp	1,500	49,920
Associated Banc-Corp.	2,231	44,151
Umpqua Holdings Corp.	2,771	44,059
Jones Lang LaSalle, Inc.	340	43,044
Hancock Whitney Corp.	1,130	39,155
First Horizon National Corp.	2,660	35,006
Washington Federal, Inc.	1,300	34,723
Pinnacle Financial Partners, Inc.	680	31,348
Total Financial		1,525,168
Basic Materials - 9.6%
United States Steel Corp.	9,242	168,574
Reliance Steel & Aluminum Co.	1,722	122,555
Olin Corp.	5,920	119,051
Commercial Metals Co.	5,493	87,998
Domtar Corp.	2,237	78,586
Carpenter Technology Corp.	1,790	63,742
Minerals Technologies, Inc.	1,030	52,880
Steel Dynamics, Inc.	1,710	51,368
Total Basic Materials		744,754
Energy - 9.4%
McDermott International, Inc.*	27,361	178,953
Murphy USA, Inc.*	1,354	103,770
Patterson-UTI Energy, Inc.	7,780	80,523
SM Energy Co.	4,920	76,162
Range Resources Corp.	7,887	75,478
Equities Corp.	3,430	64,793
Oceaneering International, Inc.*	4,605	55,720
Oasis Petroleum, Inc.*	10,070	55,687
Diamond Offshore Drilling, Inc.*	4,570	43,141
Total Energy		734,227
Consumer, Non-cyclical - 8.3%
ManpowerGroup, Inc.	1,896	122,861
Patterson Companies, Inc.	4,700	92,402
Avis Budget Group, Inc.*	3,830	86,098
Graham Holdings Co. — Class B	107	68,542
Acadia Healthcare Company, Inc.*	2,600	66,846
MEDNAX, Inc.*	1,950	64,350
Sanderson Farms, Inc.	540	53,617
TreeHouse Foods, Inc.*	978	49,594
Hain Celestial Group, Inc.*	2,870	45,518
Total Consumer, Non-cyclical		649,828
Technology - 2.1%
Pitney Bowes, Inc.	9,730	57,505
CACI International, Inc. — Class A*	260	37,448
NetScout Systems, Inc.*	1,503	35,516
Perspecta, Inc.	1,880	32,373
Total Technology		162,842
Communications - 1.5%
Telephone & Data Systems, Inc.	3,663	119,194
Total Common Stocks
(Cost $7,924,807)		7,752,415

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$29,075	$29,075
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	12,091	12,091
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	8,061	8,061
Total Repurchase Agreements
(Cost $49,227)		49,227

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	61,116	61,116
Total Securities Lending Collateral
(Cost $61,116)		61,116
Total Investments - 100.9%
(Cost $8,035,150)		$7,862,758
Other Assets & Liabilities, net - (0.9)%		(72,155)
Total Net Assets - 100.0%		$7,790,603

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,752,415	$—	$—	$7,752,415
Repurchase Agreements	—	49,227	—	49,227
Securities Lending Collateral	61,116	—	—	61,116
Total Assets	$7,813,531	$49,227	$—	$7,862,758

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 25.2%
Medpace Holdings, Inc.*	3,340	$176,786
Medifast, Inc.	1,360	170,027
Amedisys, Inc.*	1,412	165,359
Tactile Systems Technology, Inc.*	3,390	154,414
CONMED Corp.	2,320	148,944
Avon Products, Inc.*	96,930	147,334
Innoviva, Inc.*	8,312	145,044
Supernus Pharmaceuticals, Inc.*	4,303	142,946
Luminex Corp.	5,980	138,198
WD-40 Co.	670	122,784
AngioDynamics, Inc.*	6,070	122,189
Inter Parfums, Inc.	1,777	116,518
Neogen Corp.*	1,673	95,361
Career Education Corp.*	8,040	91,817
Green Dot Corp. — Class A*	1,127	89,619
Integer Holdings Corp.*	1,160	88,461
Heska Corp.*	974	83,862
Repligen Corp.*	1,560	82,274
Eagle Pharmaceuticals, Inc.*	2,010	80,983
Cardtronics plc — Class A*	3,060	79,560
Corcept Therapeutics, Inc.*	5,301	70,821
HMS Holdings Corp.*	2,430	68,356
American Public Education, Inc.*	2,300	65,458
Monro, Inc.	950	65,312
Endo International plc*	8,830	64,459
Ensign Group, Inc.	1,587	61,560
CorVel Corp.*	882	54,437
Vanda Pharmaceuticals, Inc.*	2,080	54,350
AMN Healthcare Services, Inc.*	954	54,054
Merit Medical Systems, Inc.*	965	53,857
Amphastar Pharmaceuticals, Inc.*	2,630	52,337
Surmodics, Inc.*	1,049	49,576
REGENXBIO, Inc.*	1,150	48,243
Addus HomeCare Corp.*	700	47,516
Strategic Education, Inc.	400	45,368
CryoLife, Inc.*	1,570	44,557
Tivity Health, Inc.*	1,785	44,286
Forrester Research, Inc.	980	43,806
Meridian Bioscience, Inc.	2,480	43,053
BioTelemetry, Inc.*	685	40,908
Spectrum Pharmaceuticals, Inc.*	3,520	30,800
Total Consumer, Non-cyclical		3,545,594
Consumer, Cyclical - 17.6%
Ascena Retail Group, Inc.*	85,030	213,425
Shake Shack, Inc. — Class A*	3,700	168,054
Guess?, Inc.	7,300	151,621
iRobot Corp.*	1,744	146,042
Wingstop, Inc.	2,174	139,549
BJ's Restaurants, Inc.	2,750	139,067
Shoe Carnival, Inc.	4,100	137,391
Tailored Brands, Inc.	10,010	136,536
Regis Corp.*	6,710	113,735
Marcus Corp.	2,760	109,020
Sleep Number Corp.*	3,156	100,140
Children's Place, Inc.	1,000	90,090
Dorman Products, Inc.*	989	89,030
Ruth's Hospitality Group, Inc.	3,570	81,146
El Pollo Loco Holdings, Inc.*	5,180	78,581
Cavco Industries, Inc.*	577	75,229
Crocs, Inc.*	2,820	73,264
Mobile Mini, Inc.	2,190	69,533
FirstCash, Inc.	960	69,456
Allegiant Travel Co. — Class A	680	68,150
Belmond Ltd. — Class A*	2,600	65,078
UniFirst Corp.	420	60,089
Dave & Buster's Entertainment, Inc.	1,346	59,978
Dine Brands Global, Inc.	680	45,791
Total Consumer, Cyclical		2,479,995
Financial - 16.8%
Investment Technology Group, Inc.	5,650	170,856
Agree Realty Corp. REIT	2,240	132,429
Navigators Group, Inc.	1,850	128,557
Four Corners Property Trust, Inc. REIT	4,688	122,826
United Fire Group, Inc.	2,180	120,881
Blucora, Inc.*	4,380	116,683
HCI Group, Inc.	2,120	107,717
Redwood Trust, Inc. REIT	6,970	105,038
RLI Corp.	1,470	101,415
Triumph Bancorp, Inc.*	3,150	93,555
Universal Insurance Holdings, Inc.	2,420	91,766
Old National Bancorp	5,880	90,552
Independent Bank Corp.	1,190	83,669
Armada Hoffler Properties, Inc. REIT	5,900	82,954
Washington Prime Group, Inc. REIT	15,032	73,055
Community Bank System, Inc.	1,200	69,960
Marcus & Millichap, Inc.*	1,920	65,914
LegacyTexas Financial Group, Inc.	2,049	65,753
First Financial Bankshares, Inc.	1,130	65,190
Easterly Government Properties, Inc. REIT	4,080	63,974
eHealth, Inc.*	1,635	62,817
Urstadt Biddle Properties, Inc. — Class A REIT	3,210	61,696
City Holding Co.	860	58,127
Seacoast Banking Corporation of Florida*	2,199	57,218
Glacier Bancorp, Inc.	1,200	47,544
National Storage Affiliates Trust REIT	1,580	41,807
Westamerica Bancorporation	740	41,203
Community Healthcare Trust, Inc. REIT	1,360	39,209
Total Financial		2,362,365
Industrial - 11.7%
KEMET Corp.	11,226	196,904
Vicor Corp.*	4,188	158,265
SPX Corp.*	4,000	112,040
Matson, Inc.	3,370	107,907
DXP Enterprises, Inc.*	3,800	105,792

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial - 11.7% (continued)
Axon Enterprise, Inc.*	2,400	$105,000
Aerovironment, Inc.*	1,540	104,643
Electro Scientific Industries, Inc.*	3,200	95,872
Franklin Electric Company, Inc.	2,186	93,736
Proto Labs, Inc.*	790	89,104
Harsco Corp.*	4,328	85,954
Exponent, Inc.	1,300	65,923
ESCO Technologies, Inc.	990	65,290
National Presto Industries, Inc.[1]	540	63,137
Albany International Corp. — Class A	870	54,314
Raven Industries, Inc.	1,430	51,752
US Ecology, Inc.	800	50,384
Aerojet Rocketdyne Holdings, Inc.*	1,229	43,298
Total Industrial		1,649,315
Technology - 10.5%
Tabula Rasa HealthCare, Inc.*	2,650	168,964
Nanometrics, Inc.*	5,990	163,707
Unisys Corp.*	13,498	156,982
Bottomline Technologies DE, Inc.*	2,873	137,904
SPS Commerce, Inc.*	1,628	134,115
Semtech Corp.*	2,410	110,547
Cabot Microelectronics Corp.	946	90,201
Engility Holdings, Inc.*	3,020	85,949
Virtusa Corp.*	1,820	77,514
3D Systems Corp.*	7,027	71,464
CTS Corp.	2,740	70,938
Omnicell, Inc.*	1,129	69,140
Brooks Automation, Inc.	2,200	57,596
Agilysys, Inc.*	3,432	49,215
NextGen Healthcare, Inc.*	2,735	41,435
Total Technology		1,485,671
Energy - 9.4%
Renewable Energy Group, Inc.*	10,470	269,079
Penn Virginia Corp.*	3,121	168,721
KLX Energy Services Holdings, Inc.*	5,886	138,027
SunCoke Energy, Inc.*	16,137	137,971
HighPoint Resources Corp.*	55,380	137,896
Denbury Resources, Inc.*	79,510	135,962
ProPetro Holding Corp.*	9,020	111,126
Pioneer Energy Services Corp.*	73,720	90,676
Archrock, Inc.	9,844	73,731
Carrizo Oil & Gas, Inc.*	6,170	69,660
Total Energy		1,332,849
Communications - 6.0%
Perficient, Inc.*	6,590	146,693
Iridium Communications, Inc.*	6,850	126,383
Stamps.com, Inc.*	750	116,730
Liquidity Services, Inc.*	13,370	82,493
QuinStreet, Inc.*	4,578	74,301
EW Scripps Co. — Class A	4,670	73,459
ATN International, Inc.	940	67,238
Harmonic, Inc.*	11,800	55,696
8x8, Inc.*	3,010	54,300
Viavi Solutions, Inc.*	4,280	43,014
Total Communications		840,307
Basic Materials - 2.5%
Kaiser Aluminum Corp.	1,540	137,507
Hawkins, Inc.	2,180	89,271
Innospec, Inc.	1,370	84,611
Quaker Chemical Corp.	220	39,096
Total Basic Materials		350,485
Total Common Stocks
(Cost $12,583,579)		14,046,581

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$42,986	42,986
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	17,877	17,877
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	11,918	11,918
Total Repurchase Agreements
(Cost $72,781)		72,781

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	44,215	44,215
Total Securities Lending Collateral
(Cost $44,215)		44,215
Total Investments - 100.5%
(Cost $12,700,575)		$14,163,577
Other Assets & Liabilities, net - (0.5)%		(71,988)
Total Net Assets - 100.0%		$14,091,589

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

REIT — Real Estate Investment Trust

plc — Public Limited Company

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,046,581	$—	$—	$14,046,581
Repurchase Agreements	—	72,781	—	72,781
Securities Lending Collateral	44,215	—	—	44,215
Total Assets	$14,090,796	$72,781	$—	$14,163,577

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.4%
Consumer, Cyclical - 35.8%
Group 1 Automotive, Inc.	1,197	$63,106
Sonic Automotive, Inc. — Class A	4,564	62,801
Hibbett Sports, Inc.*	4,355	62,276
American Axle & Manufacturing Holdings, Inc.*	5,543	61,527
M/I Homes, Inc.*	2,766	58,141
William Lyon Homes — Class A*	5,388	57,598
Genesco, Inc.*	1,279	56,660
Express, Inc.*	10,624	54,289
Chico's FAS, Inc.	9,590	53,896
Meritage Homes Corp.*	1,384	50,821
Office Depot, Inc.	19,523	50,369
Vista Outdoor, Inc.*	4,423	50,201
Lithia Motors, Inc. — Class A	590	45,035
Winnebago Industries, Inc.	1,839	44,522
Veritiv Corp.*	1,764	44,047
ScanSource, Inc.*	1,270	43,663
Cooper-Standard Holdings, Inc.*	651	40,440
Abercrombie & Fitch Co. — Class A	1,996	40,020
Cato Corp. — Class A	2,752	39,271
Anixter International, Inc.*	703	38,180
Red Robin Gourmet Burgers, Inc.*	1,357	36,259
MDC Holdings, Inc.	1,280	35,981
MarineMax, Inc.*	1,922	35,192
Superior Industries International, Inc.	7,292	35,075
EZCORP, Inc. — Class A*	4,476	34,599
Vitamin Shoppe, Inc.*	7,293	34,569
Kirkland's, Inc.*	3,604	34,346
Essendant, Inc.	2,531	31,840
Wabash National Corp.	2,373	31,039
Zumiez, Inc.*	1,566	30,020
Lumber Liquidators Holdings, Inc.*	3,060	29,131
Titan International, Inc.	6,213	28,953
J.C. Penney Company, Inc.*,1	25,889	26,925
Core-Mark Holding Company, Inc.	1,144	26,598
Caleres, Inc.	917	25,520
Haverty Furniture Companies, Inc.	1,255	23,569
Francesca's Holdings Corp.*	21,812	21,175
LGI Homes, Inc.*	420	18,992
Unifi, Inc.*	757	17,290
Cooper Tire & Rubber Co.	522	16,876
Ethan Allen Interiors, Inc.	917	16,130
Barnes & Noble, Inc.	2,206	15,640
Barnes & Noble Education, Inc.*	3,735	14,977
GameStop Corp. — Class A	1,174	14,816
Fossil Group, Inc.*	890	14,000
G-III Apparel Group Ltd.*	497	13,861
Motorcar Parts of America, Inc.*	816	13,578
SkyWest, Inc.	292	12,985
Vera Bradley, Inc.*	1,489	12,761
Total Consumer, Cyclical		1,719,560
Industrial - 19.8%
Orion Group Holdings, Inc.*	14,848	63,698
Griffon Corp.	5,011	52,365
Olympic Steel, Inc.	3,545	50,587
Boise Cascade Co.	1,934	46,126
TTM Technologies, Inc.*	4,588	44,641
TimkenSteel Corp.*	4,795	41,908
Lydall, Inc.*	2,052	41,676
Atlas Air Worldwide Holdings, Inc.*	982	41,431
ArcBest Corp.	1,172	40,153
Universal Forest Products, Inc.	1,401	36,370
MYR Group, Inc.*	1,273	35,860
Briggs & Stratton Corp.	2,568	33,589
Benchmark Electronics, Inc.	1,566	33,168
Sanmina Corp.*	1,352	32,529
Echo Global Logistics, Inc.*	1,579	32,101
Multi-Color Corp.	842	29,546
Arcosa, Inc. *	1,052	29,130
Greenbrier Companies, Inc.	683	27,006
Aegion Corp. — Class A*	1,421	23,191
Patrick Industries, Inc.*	773	22,888
Ichor Holdings Ltd.*	1,303	21,239
US Concrete, Inc.*	580	20,462
Encore Wire Corp.	310	15,556
Comtech Telecommunications Corp.	613	14,921
TopBuild Corp.*	329	14,805
Bel Fuse, Inc. — Class B	798	14,699
Astec Industries, Inc.	486	14,672
CIRCOR International, Inc.*	679	14,463
Powell Industries, Inc.	546	13,655
Mueller Industries, Inc.	531	12,404
SPX FLOW, Inc.*	402	12,229
Tredegar Corp.	729	11,562
Apogee Enterprises, Inc.	356	10,627
Total Industrial		949,257
Consumer, Non-cyclical - 14.7%
Kelly Services, Inc. — Class A	2,914	59,679
SpartanNash Co.	3,351	57,570
Magellan Health, Inc.*	943	53,647
United Natural Foods, Inc.*	4,996	52,908
Andersons, Inc.	1,627	48,631
ABM Industries, Inc.	1,436	46,110
Dean Foods Co.	10,680	40,691
Seneca Foods Corp. — Class A*	1,432	40,411
Cross Country Healthcare, Inc.*	5,072	37,178
Diplomat Pharmacy, Inc.*	2,288	30,796
Rent-A-Center, Inc.*	1,847	29,903
TrueBlue, Inc.*	1,238	27,545
Quanex Building Products Corp.	1,514	20,576
Owens & Minor, Inc.	3,227	20,427
Team, Inc.*	1,384	20,276
Universal Corp.	374	20,252
Invacare Corp.	4,267	18,348
Lannett Company, Inc.*,1	3,261	16,175
Assertio Therapeutics, Inc.*	4,331	15,635
Matthews International Corp. — Class A	333	13,526
LSC Communications, Inc.	1,887	13,209
Select Medical Holdings Corp.*	655	10,054
Central Garden & Pet Co. — Class A*	301	9,406

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Consumer, Non-cyclical - 14.7% (continued)
Central Garden & Pet Co.*	76	2,618
Total Consumer, Non-cyclical		705,571
Financial - 8.4%
INTL FCStone, Inc.*	1,072	39,214
Encore Capital Group, Inc.*	1,518	35,673
Ambac Financial Group, Inc.*	1,892	32,618
iStar, Inc. REIT	2,968	27,217
Customers Bancorp, Inc.*	1,396	25,407
Stewart Information Services Corp.	599	24,799
CBL & Associates Properties, Inc. REIT	12,841	24,655
Third Point Reinsurance Ltd.*	2,015	19,425
Opus Bank	876	17,161
Invesco Mortgage Capital, Inc. REIT	1,124	16,275
Summit Hotel Properties, Inc. REIT	1,607	15,636
Hersha Hospitality Trust REIT	818	14,348
Capstead Mortgage Corp. REIT	2,087	13,920
Horace Mann Educators Corp.	363	13,594
PennyMac Mortgage Investment Trust REIT	715	13,313
Maiden Holdings Ltd.	8,029	13,248
PRA Group, Inc.*	497	12,112
Cedar Realty Trust, Inc. REIT	3,664	11,505
Pacific Premier Bancorp, Inc.*	418	10,667
Hope Bancorp, Inc.	899	10,662
Apollo Commercial Real Estate Finance, Inc. REIT	586	9,763
Total Financial		401,212
Energy - 8.3%
Green Plains, Inc.	3,499	45,872
US Silica Holdings, Inc.	3,383	34,439
Par Pacific Holdings, Inc.*	2,310	32,756
Superior Energy Services, Inc.*	9,337	31,279
Laredo Petroleum, Inc.*	6,900	24,978
REX American Resources Corp.*	362	24,656
SEACOR Holdings, Inc.*	613	22,681
Gulfport Energy Corp.*	3,388	22,191
Cloud Peak Energy, Inc.*	59,292	21,719
C&J Energy Services, Inc.*	1,558	21,033
SRC Energy, Inc.*	4,107	19,303
Helix Energy Solutions Group, Inc.*	3,566	19,292
Newpark Resources, Inc.*	2,691	18,487
Matrix Service Co.*	813	14,585
Exterran Corp.*	806	14,266
Bristow Group, Inc.*,1	4,938	11,999
Oil States International, Inc.*	788	11,253
Ring Energy, Inc.*	1,900	9,652
Total Energy		400,441
Basic Materials - 6.0%
Clearwater Paper Corp.*	2,280	55,564
Rayonier Advanced Materials, Inc.	4,626	49,267
PH Glatfelter Co.	4,521	44,125
Kraton Corp.*	1,843	40,251
Century Aluminum Co.*	5,291	38,677
AdvanSix, Inc.*	675	16,429
Koppers Holdings, Inc.*	949	16,171
Innophos Holdings, Inc.	549	13,467
Schweitzer-Mauduit International, Inc.	478	11,974
Total Basic Materials		285,925
Technology - 3.7%
Ultra Clean Holdings, Inc.*	7,521	63,703
Insight Enterprises, Inc.*	909	37,042
Photronics, Inc.*	2,623	25,390
TiVo Corp.	1,349	12,694
Donnelley Financial Solutions, Inc.*	901	12,641
Digi International, Inc.*	1,199	12,098
Sykes Enterprises, Inc.*	485	11,994
Total Technology		175,562
Communications - 1.7%
Gannett Company, Inc.	4,153	35,425
New Media Investment Group, Inc.	2,734	31,632
Frontier Communications Corp.*,1	6,115	14,554
Total Communications		81,611
Total Common Stocks
(Cost $4,884,726)		4,719,139

RIGHTS††† - 0.0%
A Schulman, Inc. *,2	1,520	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.7%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$19,436	19,436
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	8,083	8,083
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	5,389	5,389
Total Repurchase Agreements
(Cost $32,908)		32,908

	Shares
SECURITIES LENDING COLLATERAL†,4 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[5]	45,532	45,532
Total Securities Lending Collateral
(Cost $45,532)		45,532
Total Investments - 100.0%
(Cost $4,963,166)		$4,797,579
Other Assets & Liabilities, net - 0.0%		(421)
Total Net Assets - 100.0%		$4,797,158

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2018.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,719,139	$—	$—		$4,719,139
Rights	—	—	—	*	—
Repurchase Agreements	—	32,908	—		32,908
Securities Lending Collateral	45,532	—	—		45,532
Total Assets	$4,764,671	$32,908	$—		$4,797,579

*	Includes securities with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 23.5%
Guggenheim Ultra Short Duration Fund[1,2]	149,807	$1,492,081
Guggenheim Strategy Fund II1	60,102	1,491,737
Total Mutual Funds
(Cost $2,986,828)		2,983,818

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 62.9%
Federal Home Loan Bank[3]
0.82% due 01/02/19[4]	$5,000,000	4,999,715
2.15% due 01/02/19[4]	3,000,000	2,999,821
Total Federal Agency Discount Notes
(Cost $7,999,536)		7,999,536

U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
2.21% due 01/08/19[4,5]	525,000	524,803
Total U.S. Treasury Bills
(Cost $524,767)		524,803

REPURCHASE AGREEMENTS††,6 - 17.2%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[7]	1,289,840	1,289,840
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[7]	536,407	536,407
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[7]	357,605	357,605
Total Repurchase Agreements
(Cost $2,183,852)		2,183,852
Total Investments - 107.7%
(Cost $13,694,983)		$13,692,009
Other Assets & Liabilities, net - (7.7)%		(977,966)
Total Net Assets - 100.0%		$12,714,043

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	226	Mar 2019	$21,629,330	$(178,614)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	03/20/19	38,834	$3,716,768	$(29,475)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2018.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,983,818	$—	$—	$2,983,818
Federal Agency Discount Notes	—	7,999,536	—	7,999,536
U.S. Treasury Bills	—	524,803	—	524,803
Repurchase Agreements	—	2,183,852	—	2,183,852
Total Assets	$2,983,818	$10,708,191	$—	$13,692,009

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$178,614	$—	$—	$178,614
Currency Index Swap Agreements**	—	29,475	—	29,475
Total Liabilities	$178,614	$29,475	$—	$208,089

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$1,753,056	$–	$(249,999)	$699	$(12,019)	$1,491,737	60,102	$35,865	$801
Guggenheim Ultra Short Duration Fund [1]	500,508	1,000,000	–	–	(8,427)	1,492,081	149,807	30,502	1,088
	$2,253,564	$1,000,000	$(249,999)	$699	$(20,446)	$2,983,818		$66,367	$1,889

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
Software - 27.8%
Microsoft Corp.	24,835	$2,522,491
Oracle Corp.	26,378	1,190,967
Adobe, Inc.*	4,314	975,999
salesforce.com, Inc.*	7,096	971,939
Intuit, Inc.	3,405	670,274
VMware, Inc. — Class A1	4,700	644,511
Activision Blizzard, Inc.	12,049	561,122
Workday, Inc. — Class A*	3,463	552,972
Fidelity National Information Services, Inc.	5,333	546,899
ServiceNow, Inc.*	2,970	528,808
Red Hat, Inc.*	2,959	519,719
Fiserv, Inc.*	6,959	511,417
Autodesk, Inc.*	3,836	493,348
Electronic Arts, Inc.*	5,812	458,625
Paychex, Inc.	6,944	452,402
NetEase, Inc. ADR	1,730	407,190
Momo, Inc. ADR*	16,077	381,829
Atlassian Corporation plc — Class A*	4,272	380,123
First Data Corp. — Class A*	22,385	378,530
Splunk, Inc.*	3,580	375,363
Citrix Systems, Inc.	3,330	341,192
Synopsys, Inc.*	3,963	333,843
Cadence Design Systems, Inc.*	7,637	332,057
ANSYS, Inc.*	2,230	318,756
Take-Two Interactive Software, Inc.*	3,084	317,467
SS&C Technologies Holdings, Inc.	6,960	313,966
Broadridge Financial Solutions, Inc.	3,215	309,444
Jack Henry & Associates, Inc.	2,312	292,514
Akamai Technologies, Inc.*	4,781	292,023
PTC, Inc.*	3,465	287,248
Ultimate Software Group, Inc.*	1,074	262,990
Dropbox, Inc. — Class A*	12,860	262,730
Paycom Software, Inc.*	2,031	248,696
DocuSign, Inc.*	5,950	238,476
CDK Global, Inc.	4,929	236,001
Aspen Technology, Inc.*	2,740	225,173
Total Software		18,137,104
Semiconductors - 20.2%
Intel Corp.	29,007	1,361,298
Broadcom, Inc.	3,918	996,269
Texas Instruments, Inc.	9,666	913,437
NVIDIA Corp.	6,290	839,715
QUALCOMM, Inc.	13,648	776,708
Micron Technology, Inc.*	18,253	579,168
NXP Semiconductor N.V.	7,587	555,975
Analog Devices, Inc.	6,318	542,274
Applied Materials, Inc.	16,521	540,898
Lam Research Corp.	3,255	443,233
Xilinx, Inc.	5,133	437,178
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11,761	434,098
Advanced Micro Devices, Inc.*	22,241	410,569
Microchip Technology, Inc.	5,571	400,666
ASML Holding N.V. — Class G	2,380	370,376
Maxim Integrated Products, Inc.	7,167	364,442
KLA-Tencor Corp.	3,948	353,306
Skyworks Solutions, Inc.	4,884	327,326
Marvell Technology Group Ltd.	19,994	323,703
Qorvo, Inc.*	4,284	260,167
ON Semiconductor Corp.*	15,311	252,785
Integrated Device Technology, Inc.*	4,838	234,304
IPG Photonics Corp.*	2,065	233,944
Teradyne, Inc.	7,271	228,164
Monolithic Power Systems, Inc.	1,810	210,412
Cypress Semiconductor Corp.	15,908	202,350
Entegris, Inc.	7,089	197,748
Cree, Inc.*	4,576	195,738
MKS Instruments, Inc.	2,765	178,647
Total Semiconductors		13,164,898
Internet - 17.9%
Alphabet, Inc. — Class A*	2,391	2,498,499
Facebook, Inc. — Class A*	14,031	1,839,324
Baidu, Inc. ADR*	3,919	621,554
Twitter, Inc.*	14,258	409,775
Palo Alto Networks, Inc.*	2,135	402,127
VeriSign, Inc.*	2,644	392,079
Weibo Corp. ADR*	6,524	381,197
Shopify, Inc. — Class A*	2,714	375,753
IAC/InterActiveCorp*	2,004	366,812
Wix.com Ltd.*	3,859	348,622
YY, Inc. ADR*	5,740	343,597
Autohome, Inc. ADR*	4,200	328,566
Match Group, Inc.	7,678	328,388
GoDaddy, Inc. — Class A*	4,882	320,357
CDW Corp.	3,948	319,986
Symantec Corp.	16,548	312,675
F5 Networks, Inc.*	1,802	291,978
Twilio, Inc. — Class A*	3,194	285,224
TripAdvisor, Inc.*	4,630	249,742
Okta, Inc.*	3,839	244,928
Zillow Group, Inc. — Class C*	7,702	243,229
Zendesk, Inc.*	4,082	238,266
Proofpoint, Inc.*	2,310	193,601
Yelp, Inc. — Class A*	4,625	161,829
FireEye, Inc.*	9,900	160,479
Total Internet		11,658,587
Computers - 12.6%
Apple, Inc.	16,140	2,545,924
International Business Machines Corp.	8,218	934,140
Cognizant Technology Solutions Corp. — Class A	8,872	563,194
HP, Inc.	26,135	534,722
Accenture plc — Class A	3,747	528,364
Hewlett Packard Enterprise Co.	30,826	407,211
Check Point Software Technologies Ltd.*	3,561	365,537
NetApp, Inc.	6,071	362,257
DXC Technology Co.	6,786	360,812
Seagate Technology plc	8,423	325,044
Fortinet, Inc.*	4,533	319,259
Western Digital Corp.	8,470	313,136
Amdocs Ltd.	4,550	266,539
Nutanix, Inc. — Class A*	6,153	255,903

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Computers - 12.6% (continued)
Lumentum Holdings, Inc.*	3,981	$167,242
Total Computers		8,249,284
Commercial Services - 6.3%
PayPal Holdings, Inc.*	11,023	926,924
Automatic Data Processing, Inc.	5,439	713,162
Worldpay, Inc. — Class A*	6,000	458,580
Square, Inc. — Class A*	7,769	435,763
FleetCor Technologies, Inc.*	2,062	382,955
Global Payments, Inc.	3,651	376,527
Total System Services, Inc.	4,435	360,521
Western Union Co.	14,954	255,115
Sabre Corp.	10,220	221,161
Total Commercial Services		4,130,708
Diversified Financial Services - 5.3%
Visa, Inc. — Class A	11,535	1,521,928
Mastercard, Inc. — Class A	6,976	1,316,023
Pagseguro Digital Ltd. — Class A*	17,400	325,902
Alliance Data Systems Corp.	1,739	260,989
Total Diversified Financial Services		3,424,842
Telecommunications - 4.2%
Cisco Systems, Inc.	30,421	1,318,142
Motorola Solutions, Inc.	3,512	404,020
Arista Networks, Inc.*	1,837	387,056
Juniper Networks, Inc.	10,621	285,811
LogMeIn, Inc.	2,364	192,832
CommScope Holding Company, Inc.*	10,080	165,211
Total Telecommunications		2,753,072
Electronics - 3.3%
Amphenol Corp. — Class A	5,825	471,942
Corning, Inc.	15,406	465,415
TE Connectivity Ltd.	4,961	375,200
Trimble, Inc.*	8,330	274,140
FLIR Systems, Inc.	5,290	230,327
Avnet, Inc.	5,230	188,803
Coherent, Inc.*	1,460	154,337
Total Electronics		2,160,164
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	1,714	272,920
Machinery-Diversified - 0.4%
Cognex Corp.	6,404	247,643
Advertising - 0.3%
Trade Desk, Inc. — Class A*	1,782	206,819
Electrical Components & Equipment - 0.3%
Universal Display Corp.	2,120	198,368
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	4,631	196,609
Total Common Stocks
(Cost $50,024,129)		64,801,018

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$208,883	208,883
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	86,868	86,868
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	57,913	57,913
Total Repurchase Agreements
(Cost $353,664)		353,664

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	550,335	550,335
Total Securities Lending Collateral
(Cost $550,335)		550,335
Total Investments - 100.6%
(Cost $50,928,128)		$65,705,017
Other Assets & Liabilities, net - (0.6)%		(365,067)
Total Net Assets - 100.0%		$65,339,950

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR —American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$64,801,018	$—	$—	$64,801,018
Repurchase Agreements	—	353,664	—	353,664
Securities Lending Collateral	550,335	—	—	550,335
Total Assets	$65,351,353	$353,664	$—	$65,705,017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Telecommunications - 89.0%
Verizon Communications, Inc.	14,067	$790,847
Cisco Systems, Inc.	17,010	737,043
AT&T, Inc.	25,732	734,391
T-Mobile US, Inc.*	5,945	378,161
Sprint Corp.*	42,391	246,716
Motorola Solutions, Inc.	1,964	225,938
Arista Networks, Inc.*	1,027	216,389
CenturyLink, Inc.	13,596	205,979
Juniper Networks, Inc.	5,932	159,630
Ubiquiti Networks, Inc.	1,423	141,460
Vodafone Group plc ADR	6,528	125,860
Zayo Group Holdings, Inc.*	5,491	125,414
ARRIS International plc*	3,981	121,699
Ciena Corp.*	3,559	120,686
EchoStar Corp. — Class A*	2,715	99,695
Telephone & Data Systems, Inc.	3,039	98,889
ViaSat, Inc.*	1,625	95,794
CommScope Holding Company, Inc.*	5,623	92,161
Intelsat S.A.*	4,270	91,335
America Movil SAB de CV — Class L ADR	6,337	90,302
Finisar Corp.*	3,875	83,700
InterDigital, Inc.	1,168	77,590
China Mobile Ltd. ADR	1,607	77,136
Shenandoah Telecommunications Co.	1,730	76,552
Iridium Communications, Inc.*	3,968	73,210
Telefonica Brasil S.A. ADR	5,990	71,461
BCE, Inc.	1,788	70,680
TIM Participacoes S.A. ADR	4,490	68,877
NETGEAR, Inc.*	1,304	67,847
SK Telecom Company Ltd. ADR	2,530	67,804
Rogers Communications, Inc. — Class B	1,310	67,151
KT Corp. ADR*	4,640	65,981
TELUS Corp.	1,990	65,949
Acacia Communications, Inc.*	1,709	64,942
Plantronics, Inc.	1,780	58,918
Casa Systems, Inc.*	4,210	55,277
Consolidated Communications Holdings, Inc.	4,443	43,897
Total Telecommunications		6,055,361
Internet - 7.5%
Palo Alto Networks, Inc.*	1,188	223,760
F5 Networks, Inc.*	1,011	163,812
Cogent Communications Holdings, Inc.	1,675	75,727
Boingo Wireless, Inc.*	2,398	49,327
Total Internet		512,626
Computers - 2.4%
Lumentum Holdings, Inc.*	2,226	93,498
NetScout Systems, Inc.*	2,973	70,252
Total Computers		163,750
Electronics - 0.5%
Applied Optoelectronics, Inc.*	2,037	31,431
Total Common Stocks
(Cost $6,261,421)		6,763,168

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.2%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$7,843	7,843
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	3,262	3,262
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	2,175	2,175
Total Repurchase Agreements
(Cost $13,280)		13,280
Total Investments - 99.6%
(Cost $6,274,701)		$6,776,448
Other Assets & Liabilities, net - 0.4%		28,776
Total Net Assets - 100.0%		$6,805,224

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,763,168	$—	$—	$6,763,168
Repurchase Agreements	—	13,280	—	13,280
Total Assets	$6,763,168	$13,280	$—	$6,776,448

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 100.1%
Transportation - 44.8%
Union Pacific Corp.	6,390	$883,290
United Parcel Service, Inc. — Class B	8,568	835,637
CSX Corp.	10,543	655,037
FedEx Corp.	3,776	609,182
Norfolk Southern Corp.	3,816	570,645
Expeditors International of Washington, Inc.	4,604	313,486
CH Robinson Worldwide, Inc.	3,606	303,229
Old Dominion Freight Line, Inc.	2,321	286,620
J.B. Hunt Transport Services, Inc.	3,079	286,470
Kansas City Southern	2,919	278,619
Canadian Pacific Railway Ltd.	1,177	209,059
Genesee & Wyoming, Inc. — Class A*	2,551	188,825
Canadian National Railway Co.	2,520	186,757
Kirby Corp.*	2,747	185,038
Knight-Swift Transportation Holdings, Inc.	7,348	184,214
Landstar System, Inc.	1,872	179,094
Hub Group, Inc. — Class A*	4,392	162,811
ZTO Express Cayman, Inc. ADR	9,870	156,242
Ryder System, Inc.	3,030	145,894
Werner Enterprises, Inc.	4,337	128,115
Saia, Inc.*	1,930	107,733
Atlas Air Worldwide Holdings, Inc.*	2,365	99,779
ArcBest Corp.	2,407	82,464
Total Transportation		7,038,240
Airlines - 18.9%
Delta Air Lines, Inc.	10,216	509,778
Southwest Airlines Co.	9,568	444,721
United Continental Holdings, Inc.*	4,969	416,054
American Airlines Group, Inc.	10,490	336,834
Alaska Air Group, Inc.	3,918	238,410
JetBlue Airways Corp.*	11,977	192,350
Spirit Airlines, Inc.*	3,054	176,888
Copa Holdings S.A. — Class A	1,990	156,633
Ryanair Holdings plc ADR*	2,144	152,953
SkyWest, Inc.	3,112	138,391
Allegiant Travel Co. — Class A	1,053	105,532
Hawaiian Holdings, Inc.	3,765	99,434
Total Airlines		2,967,978
Auto Manufacturers - 14.3%
Tesla, Inc.*	2,061	685,901
General Motors Co.	17,729	593,035
Ford Motor Co.	61,874	473,336
Ferrari N.V.	1,813	180,285
Fiat Chrysler Automobiles N.V.*	11,032	159,523
Tata Motors Ltd. ADR*	12,730	155,051
Total Auto Manufacturers		2,247,131
Auto Parts & Equipment - 14.0%
Aptiv plc	5,249	323,181
Lear Corp.	2,039	250,511
BorgWarner, Inc.	6,950	241,443
Goodyear Tire & Rubber Co.	9,493	193,752
Magna International, Inc.	3,813	173,301
Autoliv, Inc.	2,345	164,689
Delphi Technologies plc	11,490	164,537
Tenneco, Inc. — Class A	4,800	131,472
Dana, Inc.	9,212	125,560
Visteon Corp.*	1,971	118,812
Cooper Tire & Rubber Co.	3,542	114,513
Adient plc	6,530	98,342
American Axle & Manufacturing Holdings, Inc.*	8,840	98,124
Total Auto Parts & Equipment		2,198,237
Commercial Services - 3.7%
AMERCO	680	223,115
Macquarie Infrastructure Corp.	4,230	154,649
Avis Budget Group, Inc.*	5,002	112,445
Hertz Global Holdings, Inc.*	6,668	91,018
Total Commercial Services		581,227
Leisure Time - 2.2%
Harley-Davidson, Inc.	6,263	213,693
Fox Factory Holding Corp.*	2,262	133,164
Total Leisure Time		346,857
Electronics - 1.3%
Gentex Corp.	10,163	205,394
Home Builders - 0.9%
Thor Industries, Inc.	2,836	147,472
Total Common Stocks
(Cost $13,584,762)		15,732,536

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$56,538	56,538
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	23,512	23,512
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	15,675	15,675
Total Repurchase Agreements
(Cost $95,725)		95,725
Total Investments - 100.7%
(Cost $13,680,487)		$15,828,261
Other Assets & Liabilities, net - (0.7)%		(106,560)
Total Net Assets - 100.0%		$15,721,701

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,732,536	$—	$—	$15,732,536
Repurchase Agreements	—	95,725	—	95,725
Total Assets	$15,732,536	$95,725	$—	$15,828,261

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 47.8%
Federal Farm Credit Bank[1]
2.55% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 09/25/19[2]	$72,000,000	$72,011,167
2.44% (U.S. Prime Rate - 3.06%, Rate Floor: 0.00%) due 06/05/19[2]	45,000,000	44,980,547
2.38% (Fed Funds Effective Rate - 0.03%, Rate Floor: 0.00%) due 04/25/19[2]	5,000,000	4,998,953
2.42% (U.S. Prime Rate - 3.08%, Rate Floor: 0.00%) due 03/12/19[2]	4,500,000	4,499,465
2.43% (U.S. Prime Rate - 3.08%, Rate Floor: 0.00%) due 09/05/19[2]	2,000,000	1,998,713
2.53% (3 Month U.S. Treasury Bill Rate + 0.10%, Rate Floor: 0.00%) due 01/25/19[2]	1,000,000	1,000,000
1.45% due 06/03/19	1,000,000	995,375
1.52% due 06/24/19	1,000,000	994,754
Federal Home Loan Bank[1]
2.05% (3 Month USD LIBOR - 0.35%, Rate Floor: 0.00%) due 04/01/19[2]	50,000,000	49,977,296
1.38% due 03/18/19	13,830,000	13,803,310
2.11% (3 Month USD LIBOR - 0.32%, Rate Floor: 0.00%) due 04/12/19[2]	7,900,000	7,898,102
1.63% due 06/14/19	6,275,000	6,248,342
1.38% due 05/28/19	6,155,000	6,126,382
2.66% (3 Month USD LIBOR - 0.16%, Rate Floor: 0.00%) due 06/27/19[2]	5,685,000	5,685,198
1.25% due 01/16/19	3,740,000	3,738,513
1.02% due 05/24/19	3,485,000	3,465,877
1.88% due 03/08/19	905,000	904,303
1.30% due 02/21/19	200,000	199,710
1.50% due 03/08/19	100,000	99,845
Farmer Mac[1]
2.54% (U.S. Prime Rate - 2.96%, Rate Floor: 0.00%) due 12/23/19[2]	28,000,000	28,000,000
1.12% due 01/25/19	2,000,000	1,998,283
Fannie Mae[3]
1.21% due 03/15/19	5,000,000	4,988,428
1.13% due 01/04/19	3,500,000	3,499,679
1.30% due 05/24/19	3,000,000	2,985,346
1.00% due 02/26/19	2,470,000	2,464,443
Total Federal Agency Notes
(Cost $273,562,031)		273,562,031

U.S. TREASURY BILLS†† - 15.0%
U.S. Treasury Bills
2.35% due 02/12/19[4]	50,000,000	49,862,800
2.25% due 01/29/19[4]	25,000,000	24,954,625
2.29% due 03/21/19[4]	11,100,000	11,043,939
Total U.S. Treasury Bills
(Cost $85,861,364)		85,861,364

FEDERAL AGENCY DISCOUNT NOTES†† - 0.7%
Freddie Mac[3]
2.25% due 01/03/19[4]	3,300,000	3,299,588
Federal Home Loan Bank[1]
2.20% due 01/04/19[4]	1,000,000	999,817
Total Federal Agency Discount Notes
(Cost $4,299,405)		4,299,405

REPURCHASE AGREEMENTS††,5 - 59.9%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	202,473,166	202,473,166
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	84,202,795	84,202,795
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	56,135,196	56,135,196
Total Repurchase Agreements
(Cost $342,811,157)		342,811,157
Total Investments - 123.4%
(Cost $706,533,957)		$706,533,957
Other Assets & Liabilities, net - (23.4)%		(134,070,466)
Total Net Assets - 100.0%		$572,463,491

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

LIBOR — London Interbank Offered Rate See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$273,562,031	$—	$273,562,031
U.S. Treasury Bills	—	85,861,364	—	85,861,364
Federal Agency Discount Notes	—	4,299,405	—	4,299,405
Repurchase Agreements	—	342,811,157	—	342,811,157
Total Assets	$—	$706,533,957	$—	$706,533,957

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 82.6%
NextEra Energy, Inc.	21,023	$3,654,218
Duke Energy Corp.	36,607	3,159,184
Dominion Energy, Inc.	37,901	2,708,405
Southern Co.	60,776	2,669,282
Exelon Corp.	58,496	2,638,170
American Electric Power Company, Inc.	32,379	2,420,006
Sempra Energy	19,831	2,145,516
Public Service Enterprise Group, Inc.	39,689	2,065,812
Xcel Energy, Inc.	40,800	2,010,216
Consolidated Edison, Inc.	25,757	1,969,380
PPL Corp.	66,280	1,877,712
WEC Energy Group, Inc.	26,943	1,866,072
Eversource Energy	27,647	1,798,161
DTE Energy Co.	16,129	1,779,029
FirstEnergy Corp.	47,376	1,778,969
Edison International	30,029	1,704,746
Ameren Corp.	24,299	1,585,024
Entergy Corp.	18,400	1,583,688
Avangrid, Inc.	31,495	1,577,585
Evergy, Inc.	27,197	1,543,974
CenterPoint Energy, Inc.	54,032	1,525,323
CMS Energy Corp.	30,078	1,493,373
PG&E Corp.*	60,405	1,434,619
Vistra Energy Corp.*	60,400	1,382,556
NRG Energy, Inc.	34,664	1,372,694
Alliant Energy Corp.	30,272	1,278,992
AES Corp.	85,821	1,240,972
Pinnacle West Capital Corp.	14,338	1,221,598
OGE Energy Corp.	28,650	1,122,794
SCANA Corp.	21,678	1,035,775
IDACORP, Inc.	9,230	858,944
Portland General Electric Co.	17,485	801,687
ALLETE, Inc.	10,464	797,566
Hawaiian Electric Industries, Inc.	21,774	797,364
Black Hills Corp.	12,381	777,279
PNM Resources, Inc.	17,536	720,554
NorthWestern Corp.	11,491	683,025
Avista Corp.	15,700	666,936
Total Electric		61,747,200
Gas - 11.5%
Atmos Energy Corp.	14,347	1,330,254
NiSource, Inc.	48,096	1,219,234
UGI Corp.	22,556	1,203,363
Vectren Corp.	13,691	985,478
National Fuel Gas Co.	16,129	825,482
ONE Gas, Inc.	10,217	813,273
New Jersey Resources Corp.	17,357	792,694
Spire, Inc.	10,480	776,358
South Jersey Industries, Inc.	22,150	615,770
Total Gas		8,561,906
Water - 3.5%
American Water Works Company, Inc.	17,888	1,623,694
Aqua America, Inc.	29,116	995,476
Total Water		2,619,170
Building Materials - 1.2%
MDU Resources Group, Inc.	36,118	861,053
Energy-Alternate Sources - 0.7%
Pattern Energy Group, Inc. — Class A	29,690	552,828
Pipelines - 0.0%
Kinder Morgan, Inc.	1	15
Total Common Stocks
(Cost $70,198,710)		74,342,172

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19	$211,139	211,139
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19	87,807	87,807
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19	58,538	58,538
Total Repurchase Agreements
(Cost $357,484)		357,484
Total Investments - 100.0%
(Cost $70,556,194)		$74,699,656
Other Assets & Liabilities, net - 0.0%		21,497
Total Net Assets - 100.0%		$74,721,153

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$74,342,172	$—	$—	$74,342,172
Repurchase Agreements	—	357,484	—	357,484
Total Assets	$74,342,172	$357,484	$—	$74,699,656

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 28.9%
Guggenheim Strategy Fund II1	15,033	$373,125
Guggenheim Ultra Short Duration Fund[1,2]	27,546	274,359
Total Mutual Funds
(Cost $647,927)		647,484

	Face Amount
FEDERAL AGENCY NOTES†† - 22.3%
Federal Farm Credit Bank[3]
2.42% (U.S. Prime Rate - 3.08%, Rate Floor: 0.00%) due 03/12/19[4]	$500,000	499,937
Total Federal Agency Notes
(Cost $499,995)		499,937

U.S. TREASURY BILLS†† - 7.3%
U.S. Treasury Bills
2.21% due 01/08/19[5,6]	163,000	162,939
Total U.S. Treasury Bills
(Cost $162,927)		162,939

REPURCHASE AGREEMENTS††,7 - 43.0%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[8]	569,577	569,577
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[8]	236,871	236,871
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[8]	157,914	157,914
Total Repurchase Agreements
(Cost $964,362)		964,362
Total Investments - 101.5%
(Cost $2,275,211)		$2,274,722
Other Assets & Liabilities, net - (1.5)%		(32,752)
Total Net Assets - 100.0%		$2,241,970

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	33	Mar 2019	$3,158,265	$26,958

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	03/20/19	13,552	$1,297,019	$11,137

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements — See Note 4.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[8]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2018.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$647,484	$—	$—	$647,484
Federal Agency Notes	—	499,937	—	499,937
U.S. Treasury Bills	—	162,939	—	162,939
Repurchase Agreements	—	964,362	—	964,362
Currency Futures Contracts**	26,958	—	—	26,958
Currency Index Swap Agreements**	—	11,137	—	11,137
Total Assets	$674,442	$1,638,375	$—	$2,312,817

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:
Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$375,981	$–	$–	$–	$(2,856)	$373,125	15,033	$8,827	$200
Guggenheim Ultra Short Duration Fund[1]	375,851	24	(100,000)	(80)	(1,436)	274,359	27,546	7,096	200
	$751,832	$24	$(100,000)	$(80)	$(4,292)	$647,484		$15,923	$400

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Dow Jones Industrial Average® Fund, Electronics Fund, Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Energy Fund, Energy Services Fund, Europe 1.25x Strategy Fund, Financial Services Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, U.S. Government Money Market Fund, Utilities Fund and Weakening Dollar 2x Strategy Fund (the "Funds"), each a non-diversified investment company, with the exception of the Banking Fund, Basic Materials Fund, Consumer Products Fund, Energy Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Real Estate Fund, Retailing Fund, Technology Fund, Transportation Fund, Utilities Fund and U.S. Government Money Market Fund, which are each a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of equity swaps with custom portfolio baskets are compared using the last exchange sale price for each underlying security within the swap agreement.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other asests on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or a custom basket) or a fixed or variable interest rate. Total Return swaps will usually be computed based on the current value of the referenced asset as of the close of regular trading on the NYSE or other exchange. A fund utilizing total return index swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. The seller of protection, receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. A fund bears the risk of loss of the amount expected to be removed under a swap agreement in the event of the default of bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The tables included in the Emerging Markets Bond Strategy Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund Schedules of Investments summarizes the information with regard to sold protection on credit default swap contracts as of December 31, 2018.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Notes
2.95%			0.75% - 2.75%
Due 01/02/19	$269,629,868	$269,674,057	02/15/19 - 11/15/23	$271,208,300	$275,022,559

Barclays Capital			U.S. Treasury Notes
2.93%			2.00% - 2.75%
Due 01/02/19	112,131,345	112,149,597	07/31/23 - 05/31/24	117,001,700	114,374,050

Bank of America Merrill Lynch			U.S. Treasury Notes
2.95%			1.75% - 2.25%
Due 01/02/19	74,754,230	74,766,481	05/15/23 - 08/15/27	78,434,700	76,249,314

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Basic Materials Fund	$554,203	$567,080
Biotechnology Fund	1,169,435	1,305,720
Consumer Products Fund	283,844	286,493
Electronics Fund	102,913	104,819
Emerging Markets 2x Strategy Fund	20,186	20,800
Energy Fund	89,431	96,635
Energy Services Fund	81,817	88,407
Europe 1.25x Strategy Fund	5,119	5,303
Health Care Fund	416,485	434,000
Internet Fund	183,567	181,514
Leisure Fund	234,649	246,570
Long Short Equity Fund	32,553	34,206
Mid-Cap 1.5x Strategy Fund	738,530	773,933
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	137,857	144,858
NASDAQ-100® Fund	2,464,236	2,589,390
Precious Metals Fund	1,307,585	1,308,102
Real Estate Fund	46,699	47,834
Retailing Fund	512,999	537,354
Russell 2000® 1.5x Strategy Fund	25,275	26,003
Russell 2000® Fund	169,633	174,570
S&P 500® Fund	33,880	35,170
S&P MidCap 400® Pure Growth Fund	700,953	787,588
S&P MidCap 400® Pure Value Fund	66,462	66,947
S&P SmallCap 600® Pure Growth Fund	46,417	48,434
S&P SmallCap 600® Pure Value Fund	45,525	49,877
Technology Fund	511,084	602,842

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banking Fund	$19,775,908	$-	$(1,691,595)	$(1,691,595)
Basic Materials Fund	40,360,135	1,133,577	(1,253,966)	(120,389)
Biotechnology Fund	130,070,901	78,475,494	(1,764,360)	76,711,134
Consumer Products Fund	109,657,263	35,490,263	(2,797,119)	32,693,144
Dow Jones Industrial Average® Fund	41,834,226	2,833,738	(484,979)	2,348,759
Electronics Fund	11,409,778	1,024,340	(80,873)	943,467
Emerging Markets 2x Strategy Fund	5,377,654	–	(325,181)	(325,181)
Emerging Markets Bond Strategy Fund	1,637,381	22,982	(5,563)	17,419
Energy Fund	51,377,731	–	(16,647,352)	(16,647,352)
Energy Services Fund	15,988,863	–	(8,054,410)	(8,054,410)
Europe 1.25x Strategy Fund	2,683,846	–	(55,661)	(55,661)
Financial Services Fund	16,011,502	76,690	(394,655)	(317,965)
Government Long Bond 1.2x Strategy Fund	166,587,817	9,037,566	(81,844)	8,955,722
Health Care Fund	88,079,001	–	(5,401,256)	(5,401,256)
High Yield Strategy Fund	32,705,379	473,268	(754,247)	(280,979)
Internet Fund	25,595,479	2,472,990	(796,173)	1,676,817
Inverse Emerging Markets 2x Strategy Fund	9,219,756	24,518	(930)	23,588
Inverse Government Long Bond Strategy Fund	81,720,305	57,030	(4,145,120)	(4,088,090)
Inverse High Yield Strategy Fund	8,718,579	276,951	(79,259)	197,692
Inverse Mid-Cap Strategy Fund	1,829,269	9,395	(19,667)	(10,272)
Inverse NASDAQ-100® Strategy Fund	95,908,570	2,007	(485,545)	(483,538)
Inverse Russell 2000® Strategy Fund	41,725,714	43,942	(458,529)	(414,587)
Inverse S&P 500® Strategy Fund	160,356,684	37,564	(1,730,963)	(1,693,399)
Japan 2x Strategy Fund	1,415,076	84,483	(100,956)	(16,473)
Leisure Fund	9,614,194	1,306,559	(393,802)	912,757
Long Short Equity Fund	25,768,109	3,004,119	(4,827,998)	(1,823,879)
Mid-Cap 1.5x Strategy Fund	48,826,170	165,508	(236,450)	(70,942)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	98,595,551	743,721	(8,392,308)	(7,648,587)
NASDAQ-100® Fund	577,421,035	387,195,962	(14,375,460)	372,820,502
Nova Fund	292,785,537	–	(31,474,187)	(31,474,187)
Precious Metals Fund	71,448,205	–	(22,472,119)	(22,472,119)
Real Estate Fund	20,799,697	–	(4,507,382)	(4,507,382)
Retailing Fund	42,128,240	1,780,638	(2,042,080)	(261,442)
Russell 2000® 1.5x Strategy Fund	50,133,521	166,002	(45,778)	120,224
Russell 2000® Fund	41,153,982	679,584	(3,137,737)	(2,458,153)
S&P 500® Fund	139,743,314	17,546,813	(3,173,776)	14,373,037
S&P 500® Pure Growth Fund	83,111,713	9,574,487	(787,283)	8,787,204
S&P 500® Pure Value Fund	60,568,280	594,792	(5,475,640)	(4,880,848)
S&P MidCap 400® Pure Growth Fund	60,503,937	3,614,514	(1,897,584)	1,716,930
S&P MidCap 400® Pure Value Fund	8,991,582	–	(1,128,824)	(1,128,824)
S&P SmallCap 600® Pure Growth Fund	12,700,575	1,578,625	(115,623)	1,463,002
S&P SmallCap 600® Pure Value Fund	4,963,166	267,952	(433,539)	(165,587)
Strengthening Dollar 2x Strategy Fund	13,695,119	803	(212,002)	(211,199)
Technology Fund	57,558,172	9,019,527	(872,682)	8,146,845
Telecommunications Fund	9,603,116	–	(2,826,668)	(2,826,668)
Transportation Fund	15,373,754	981,584	(527,077)	454,507
U.S. Government Money Market Fund	706,533,957	–	–	–
Utilities Fund	76,867,252	–	(2,167,596)	(2,167,596)
Weakening Dollar 2x Strategy Fund	2,275,331	38,217	(731)	37,486

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*		/s/ Amy J. Lee
Amy J. Lee, President

Date	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Amy J. Lee
Amy J. Lee, President

Date	March 1, 2019

By (Signature and Title)*		/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	March 1, 2019

*	Print the name and title of each signing officer under his or her signature.